UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3114

Fidelity Select Portfolios

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2017

Item 1.

Reports to Stockholders

Fidelity® Select Portfolios®
Information Technology Sector

Communications Equipment Portfolio

Computers Portfolio

IT Services Portfolio

Semiconductors Portfolio

Software and IT Services Portfolio

Technology Portfolio

Semi-Annual Report

August 31, 2017

Contents

Communications Equipment Portfolio
Investment Summary
Investments
Financial Statements
Computers Portfolio
Investment Summary
Investments
Financial Statements
IT Services Portfolio
Investment Summary
Investments
Financial Statements
Semiconductors Portfolio
Investment Summary
Investments
Financial Statements
Software and IT Services Portfolio
Investment Summary
Investments
Financial Statements
Technology Portfolio
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Communications Equipment Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Cisco Systems, Inc.	24.4	24.4
Nokia Corp. sponsored ADR	8.3	4.4
Harris Corp.	6.9	4.9
CommScope Holding Co., Inc.	6.3	6.1
F5 Networks, Inc.	4.9	4.6
Juniper Networks, Inc.	4.8	4.3
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	4.5	4.9
Brocade Communications Systems, Inc.	2.7	2.2
Palo Alto Networks, Inc.	2.4	2.1
Finisar Corp.	2.2	2.4
	67.4

Top Industries (% of fund's net assets)

As of August 31, 2017
Communications Equipment	88.3%
Semiconductors & Semiconductor Equipment	4.1%
Electronic Equipment & Components	2.2%
Internet Software & Services	2.0%
Technology Hardware, Storage & Peripherals	0.8%
All Others*	2.6%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

As of February 28, 2017
Communications Equipment	74.4%
Semiconductors & Semiconductor Equipment	18.0%
Technology Hardware, Storage & Peripherals	2.0%
Electronic Equipment & Components	1.7%
Internet Software & Services	1.7%
All Others*	2.2%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Communications Equipment Portfolio

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
Communications Equipment - 88.3%
Communications Equipment - 88.3%
ADTRAN, Inc.	121,800	$2,691,780
Arista Networks, Inc. (a)	14,800	2,607,020
Arris International PLC (a)	111,841	3,115,890
Brocade Communications Systems, Inc.	403,250	4,992,235
Calix Networks, Inc. (a)	300,521	1,472,553
Ciena Corp. (a)	15,600	337,116
Cisco Systems, Inc.	1,395,299	44,942,580
CommScope Holding Co., Inc. (a)	352,371	11,649,385
Comtech Telecommunications Corp.	25,300	495,121
EchoStar Holding Corp. Class A (a)	23,000	1,386,900
F5 Networks, Inc. (a)	76,235	9,100,934
Finisar Corp. (a)	170,100	4,107,915
Harmonic, Inc. (a)	31,400	102,050
Harris Corp.	103,400	12,707,860
Infinera Corp. (a)	139,614	1,181,134
InterDigital, Inc.	39,900	2,846,865
Juniper Networks, Inc.	322,112	8,932,166
Lumentum Holdings, Inc. (a)	47,520	2,701,512
Mitel Networks Corp. (a)	164,300	1,337,402
Motorola Solutions, Inc.	36,259	3,195,143
NETGEAR, Inc. (a)	24,650	1,183,200
NetScout Systems, Inc. (a)	55,900	1,830,725
Nokia Corp. sponsored ADR (b)	2,481,003	15,332,599
Oclaro, Inc. (a)(b)	122,300	1,028,543
Palo Alto Networks, Inc. (a)	33,100	4,392,039
Plantronics, Inc.	27,534	1,173,774
Radware Ltd. (a)	47,991	845,122
Sandvine Corp. (U.K.)	552,000	1,931,724
ShoreTel, Inc. (a)	236,500	1,761,925
Sierra Wireless, Inc. (a)	2,300	50,964
Sonus Networks, Inc. (a)	185,960	1,284,984
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	1,429,680	8,335,034
ViaSat, Inc. (a)(b)	7,900	502,519
Viavi Solutions, Inc. (a)	344,200	3,455,768
		163,012,481
Diversified Financial Services - 0.4%
Other Diversified Financial Services - 0.4%
Quantenna Communications, Inc.	37,000	687,460
Electronic Equipment & Components - 2.2%
Electronic Manufacturing Services - 1.3%
Fabrinet (a)	20,400	792,336
Jabil, Inc.	35,800	1,122,330
TE Connectivity Ltd.	4,600	366,160
		2,280,826
Technology Distributors - 0.9%
CDW Corp.	14,500	919,590
Dell Technologies, Inc.	10,159	761,214
		1,680,804

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		3,961,630

Internet Software & Services - 2.0%
Internet Software & Services - 2.0%
Akamai Technologies, Inc. (a)	4,000	188,600
Alphabet, Inc.:
Class A (a)	1,580	1,509,279
Class C (a)	1,405	1,319,759
LogMeIn, Inc.	4,008	458,515
Web.com Group, Inc. (a)	5,900	149,270
		3,625,423
IT Services - 0.7%
IT Consulting & Other Services - 0.7%
Cognizant Technology Solutions Corp. Class A	7,250	513,083
Presidio, Inc. (b)	60,000	834,600
		1,347,683
Semiconductors & Semiconductor Equipment - 4.1%
Semiconductors - 4.1%
Acacia Communications, Inc. (a)(b)	26,800	1,308,644
Broadcom Ltd.	3,573	900,646
Maxim Integrated Products, Inc.	19,800	923,868
NXP Semiconductors NV (a)	350	39,536
ON Semiconductor Corp. (a)	59,500	1,016,260
Qualcomm, Inc.	65,419	3,419,451
		7,608,405
Software - 0.8%
Systems Software - 0.8%
Check Point Software Technologies Ltd. (a)	12,600	1,409,562
Technology Hardware, Storage & Peripherals - 0.8%
Technology Hardware, Storage & Peripherals - 0.8%
HP, Inc.	34,211	652,746
Samsung Electronics Co. Ltd.	432	889,949
		1,542,695
TOTAL COMMON STOCKS
(Cost $148,134,715)		183,195,339

Money Market Funds - 3.1%
Fidelity Cash Central Fund, 1.11% (c)	973,939	974,134
Fidelity Securities Lending Cash Central Fund 1.11% (c)(d)	4,831,792	4,832,275
TOTAL MONEY MARKET FUNDS
(Cost $5,806,214)		5,806,409
TOTAL INVESTMENT IN SECURITIES - 102.4%
(Cost $153,940,929)		189,001,748
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(4,471,420)
NET ASSETS - 100%		$184,530,328

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,205
Fidelity Securities Lending Cash Central Fund	82,617
Total	$88,822

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	80.8%
Finland	8.3%
Sweden	4.5%
Canada	1.7%
United Kingdom	1.7%
Israel	1.3%
Others (Individually Less Than 1%)	1.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Communications Equipment Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $4,666,621) — See accompanying schedule: Unaffiliated issuers (cost $148,134,715)	$183,195,339
Fidelity Central Funds (cost $5,806,214)	5,806,409
Total Investment in Securities (cost $153,940,929)		$189,001,748
Receivable for investments sold		1,288,313
Receivable for fund shares sold		9,607
Dividends receivable		88,742
Distributions receivable from Fidelity Central Funds		11,975
Other receivables		915
Total assets		190,401,300
Liabilities
Payable for investments purchased	$788,523
Payable for fund shares redeemed	105,655
Accrued management fee	83,658
Other affiliated payables	42,557
Other payables and accrued expenses	19,079
Collateral on securities loaned	4,831,500
Total liabilities		5,870,972
Net Assets		$184,530,328
Net Assets consist of:
Paid in capital		$151,852,584
Undistributed net investment income		1,056,237
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,439,203)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		35,060,710
Net Assets, for 5,419,480 shares outstanding		$184,530,328
Net Asset Value, offering price and redemption price per share ($184,530,328 ÷ 5,419,480 shares)		$34.05

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2017 (Unaudited)
Investment Income
Dividends		$1,802,545
Income from Fidelity Central Funds (including $82,617 from security lending)		88,822
Total income		1,891,367
Expenses
Management fee	$531,077
Transfer agent fees	223,699
Accounting and security lending fees	38,989
Custodian fees and expenses	776
Independent trustees' fees and expenses	2,288
Registration fees	16,255
Audit	18,704
Legal	1,511
Miscellaneous	1,176
Total expenses before reductions	834,475
Expense reductions	(4,666)	829,809
Net investment income (loss)		1,061,558
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,277,522)
Fidelity Central Funds	228
Foreign currency transactions	2,465
Total net realized gain (loss)		(1,274,829)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,196,099
Fidelity Central Funds	(910)
Assets and liabilities in foreign currencies	(553)
Total change in net unrealized appreciation (depreciation)		1,194,636
Net gain (loss)		(80,193)
Net increase (decrease) in net assets resulting from operations		$981,365

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,061,558	$2,383,352
Net realized gain (loss)	(1,274,829)	2,028,153
Change in net unrealized appreciation (depreciation)	1,194,636	43,260,949
Net increase (decrease) in net assets resulting from operations	981,365	47,672,454
Distributions to shareholders from net investment income	(461,209)	(2,293,875)
Distributions to shareholders from net realized gain	(804,161)	–
Total distributions	(1,265,370)	(2,293,875)
Share transactions
Proceeds from sales of shares	3,700,799	35,416,799
Reinvestment of distributions	1,171,270	2,137,643
Cost of shares redeemed	(24,708,830)	(47,739,292)
Net increase (decrease) in net assets resulting from share transactions	(19,836,761)	(10,184,850)
Redemption fees	321	2,519
Total increase (decrease) in net assets	(20,120,446)	35,196,248
Net Assets
Beginning of period	204,650,774	169,454,526
End of period	$184,530,328	$204,650,774
Other Information
Undistributed net investment income end of period	$1,056,237	$455,888
Shares
Sold	107,894	1,146,264
Issued in reinvestment of distributions	35,332	68,971
Redeemed	(721,530)	(1,562,158)
Net increase (decrease)	(578,304)	(346,923)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Communications Equipment Portfolio

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$34.12	$26.71	$32.99	$31.24	$24.31	$24.50
Income from Investment Operations
Net investment income (loss)B	.19	.38	.31	.28	.18	.14C
Net realized and unrealized gain (loss)	(.05)D	7.39	(5.64)	3.52	6.95	(.14)E
Total from investment operations	.14	7.77	(5.33)	3.80	7.13	–
Distributions from net investment income	(.08)	(.36)	(.30)	(.30)	(.20)	(.17)
Distributions from net realized gain	(.14)	–	(.65)	(1.75)	–	–
Tax return of capital	–	–	–	–	–	(.02)
Total distributions	(.21)F	(.36)	(.95)	(2.05)	(.20)	(.19)
Redemption fees added to paid in capitalB	–G	–G	–G	–G	–G	–G
Net asset value, end of period	$34.05	$34.12	$26.71	$32.99	$31.24	$24.31
Total ReturnH,I	.44%D	29.24%	(16.38)%	12.49%	29.41%	.07%E
Ratios to Average Net AssetsJ,K
Expenses before reductions	.86%L	.88%	.90%	.89%	.92%	.93%
Expenses net of fee waivers, if any	.86%L	.88%	.89%	.89%	.92%	.93%
Expenses net of all reductions	.85%L	.88%	.89%	.89%	.90%	.89%
Net investment income (loss)	1.09%L	1.27%	1.04%	.89%	.69%	.61%C
Supplemental Data
Net assets, end of period (000 omitted)	$184,530	$204,651	$169,455	$263,631	$347,345	$316,012
Portfolio turnover rateM	47%L	38%	30%	42%	65%	54%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .18%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been 0.40%.

 E Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.06 per share. Excluding these litigation proceeds, the total return would have been (.19)%.

 F Total distributions of $.21 per share is comprised of distributions from net investment income of $.078 and distributions from net realized gain of $.136 per share.

 G Amount represents less than $.005 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Computers Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	24.8	23.1
Samsung Electronics Co. Ltd.	12.8	4.0
Sony Corp.	11.9	0.0
Dell Technologies, Inc.	5.0	3.2
HP, Inc.	4.8	10.3
Facebook, Inc. Class A	4.8	4.7
Western Digital Corp.	4.2	8.6
Quanta Computer, Inc.	4.1	0.0
NetApp, Inc.	4.0	2.6
Alphabet, Inc. Class A	4.0	4.3
	80.4

Top Industries (% of fund's net assets)

As of August 31, 2017
Technology Hardware, Storage & Peripherals	61.3%
Household Durables	11.9%
Internet Software & Services	9.1%
Semiconductors & Semiconductor Equipment	6.3%
Electronic Equipment & Components	5.0%
All Others*	6.4%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

As of February 28, 2017
Technology Hardware, Storage & Peripherals	77.9%
Internet Software & Services	9.3%
IT Services	4.7%
Electronic Equipment & Components	3.2%
Semiconductors & Semiconductor Equipment	1.7%
All Others*	3.2%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Computers Portfolio

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
Electronic Equipment & Components - 5.0%
Technology Distributors - 5.0%
Dell Technologies, Inc.	348,001	$26,075,715
Household Durables - 11.9%
Consumer Electronics - 11.9%
Sony Corp.	1,573,765	62,271,263
Internet Software & Services - 9.1%
Internet Software & Services - 9.1%
Alphabet, Inc.:
Class A (a)	21,600	20,633,184
Class C (a)	1,957	1,838,269
Facebook, Inc. Class A (a)	145,211	24,971,936
		47,443,389
IT Services - 3.8%
Data Processing & Outsourced Services - 3.8%
MasterCard, Inc. Class A	36,500	4,865,450
PayPal Holdings, Inc. (a)	128,722	7,939,573
Visa, Inc. Class A	67,200	6,956,544
		19,761,567
Semiconductors & Semiconductor Equipment - 6.3%
Semiconductor Equipment - 1.5%
ASML Holding NV	48,966	7,653,875
Semiconductors - 4.8%
Mellanox Technologies Ltd. (a)	145,721	6,841,601
Qorvo, Inc. (a)	34,375	2,516,938
Qualcomm, Inc.	300,069	15,684,607
		25,043,146

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		32,697,021

Technology Hardware, Storage & Peripherals - 61.3%
Technology Hardware, Storage & Peripherals - 61.3%
Apple, Inc.	788,918	129,382,551
Canon, Inc.	145,600	5,103,534
Cray, Inc. (a)	32,729	616,942
Eastman Kodak Co. (a)(b)	877,562	6,801,106
Fujifilm Holdings Corp.	37,100	1,458,555
Hewlett Packard Enterprise Co.	207,505	3,747,540
HP, Inc.	1,312,442	25,041,393
Lenovo Group Ltd.	2,016,000	1,102,575
NCR Corp. (a)	124,104	4,533,519
NetApp, Inc.	535,624	20,707,224
Quanta Computer, Inc.	9,390,000	21,405,704
Samsung Electronics Co. Ltd.	32,488	66,927,473
Seagate Technology LLC	188,041	5,928,933
Western Digital Corp.	248,205	21,909,055
Xerox Corp.	160,869	5,191,243
		319,857,347
TOTAL COMMON STOCKS
(Cost $337,014,193)		508,106,302

Money Market Funds - 1.1%
Fidelity Cash Central Fund, 1.11% (c)	3,956,243	3,957,034
Fidelity Securities Lending Cash Central Fund 1.11% (c)(d)	2,026,681	2,026,884
TOTAL MONEY MARKET FUNDS
(Cost $5,983,792)		5,983,918
TOTAL INVESTMENT IN SECURITIES - 98.5%
(Cost $342,997,985)		514,090,220
NET OTHER ASSETS (LIABILITIES) - 1.5%		7,838,020
NET ASSETS - 100%		$521,928,240

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$35,872
Fidelity Securities Lending Cash Central Fund	66,220
Total	$102,092

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	65.8%
Japan	13.2%
Korea (South)	12.8%
Taiwan	4.1%
Netherlands	1.5%
Israel	1.3%
Ireland	1.1%
Others (Individually Less Than 1%)	0.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Computers Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,028,175) — See accompanying schedule: Unaffiliated issuers (cost $337,014,193)	$508,106,302
Fidelity Central Funds (cost $5,983,792)	5,983,918
Total Investment in Securities (cost $342,997,985)		$514,090,220
Receivable for investments sold		10,296,848
Receivable for fund shares sold		288,749
Dividends receivable		435,436
Distributions receivable from Fidelity Central Funds		881
Other receivables		177,638
Total assets		525,289,772
Liabilities
Payable for fund shares redeemed	$948,755
Accrued management fee	234,910
Other affiliated payables	94,344
Other payables and accrued expenses	55,348
Collateral on securities loaned	2,028,175
Total liabilities		3,361,532
Net Assets		$521,928,240
Net Assets consist of:
Paid in capital		$308,847,975
Undistributed net investment income		3,068,621
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		39,001,143
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		171,010,501
Net Assets, for 5,846,104 shares outstanding		$521,928,240
Net Asset Value, offering price and redemption price per share ($521,928,240 ÷ 5,846,104 shares)		$89.28

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2017 (Unaudited)
Investment Income
Dividends		$5,073,443
Income from Fidelity Central Funds (including $66,220 from security lending)		102,092
Total income		5,175,535
Expenses
Management fee	$1,441,436
Transfer agent fees	477,059
Accounting and security lending fees	103,156
Custodian fees and expenses	15,225
Independent trustees' fees and expenses	5,975
Registration fees	32,889
Audit	19,068
Legal	3,482
Interest	4,973
Miscellaneous	2,672
Total expenses before reductions	2,105,935
Expense reductions	(28,255)	2,077,680
Net investment income (loss)		3,097,855
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	40,815,379
Fidelity Central Funds	(1,499)
Foreign currency transactions	(58,447)
Total net realized gain (loss)		40,755,433
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	3,910,903
Fidelity Central Funds	(556)
Assets and liabilities in foreign currencies	11,507
Total change in net unrealized appreciation (depreciation)		3,921,854
Net gain (loss)		44,677,287
Net increase (decrease) in net assets resulting from operations		$47,775,142

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,097,855	$4,166,033
Net realized gain (loss)	40,755,433	38,339,496
Change in net unrealized appreciation (depreciation)	3,921,854	99,919,551
Net increase (decrease) in net assets resulting from operations	47,775,142	142,425,080
Distributions to shareholders from net investment income	(125,075)	(4,760,421)
Distributions to shareholders from net realized gain	(10,556,265)	(21,241,452)
Total distributions	(10,681,340)	(26,001,873)
Share transactions
Proceeds from sales of shares	104,971,969	69,348,882
Reinvestment of distributions	10,233,606	24,823,963
Cost of shares redeemed	(103,123,462)	(126,405,898)
Net increase (decrease) in net assets resulting from share transactions	12,082,113	(32,233,053)
Redemption fees	7,061	1,604
Total increase (decrease) in net assets	49,182,976	84,191,758
Net Assets
Beginning of period	472,745,264	388,553,506
End of period	$521,928,240	$472,745,264
Other Information
Undistributed net investment income end of period	$3,068,621	$95,841
Shares
Sold	1,227,636	914,204
Issued in reinvestment of distributions	122,720	331,793
Redeemed	(1,199,311)	(1,771,351)
Net increase (decrease)	151,045	(525,354)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Computers Portfolio

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$83.01	$62.46	$83.28	$75.46	$64.51	$64.89
Income from Investment Operations
Net investment income (loss)B	.51	.73	.69	.45	.59	.18
Net realized and unrealized gain (loss)	7.47	24.69	(18.42)	9.61	15.76	(.43)
Total from investment operations	7.98	25.42	(17.73)	10.06	16.35	(.25)
Distributions from net investment income	(.02)	(.88)	(.80)	(.47)	(.53)	(.13)
Distributions from net realized gain	(1.69)	(4.00)	(2.29)	(1.77)	(4.87)	–
Total distributions	(1.71)	(4.87)C	(3.09)	(2.24)	(5.40)	(.13)
Redemption fees added to paid in capitalB,D	–	–	–	–	–	–
Net asset value, end of period	$89.28	$83.01	$62.46	$83.28	$75.46	$64.51
Total ReturnE,F	9.76%	41.57%	(21.56)%	13.36%	27.13%	(.38)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.80%I	.81%	.80%	.80%	.82%	.85%
Expenses net of fee waivers, if any	.80%I	.81%	.80%	.80%	.82%	.85%
Expenses net of all reductions	.79%I	.81%	.79%	.80%	.82%	.82%
Net investment income (loss)	1.17%I	1.01%	.91%	.57%	.86%	.29%
Supplemental Data
Net assets, end of period (000 omitted)	$521,934	$472,745	$388,554	$808,852	$679,323	$687,105
Portfolio turnover rateJ	105%I	49%	31%	46%	35%	184%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of 4.87 per share is comprised of distributions from net investment income of $.879 and distributions from net realized gain of $3.995 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

IT Services Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Visa, Inc. Class A	18.9	17.5
MasterCard, Inc. Class A	11.8	10.9
Cognizant Technology Solutions Corp. Class A	8.4	7.2
PayPal Holdings, Inc.	6.7	4.3
Accenture PLC Class A	4.9	5.5
IBM Corp.	4.8	5.2
Fidelity National Information Services, Inc.	4.1	3.8
EPAM Systems, Inc.	3.2	3.9
Alliance Data Systems Corp.	2.9	4.6
FleetCor Technologies, Inc.	2.7	2.0
	68.4

Top Industries (% of fund's net assets)

As of August 31, 2017
IT Services	93.3%
Internet Software & Services	3.5%
Software	1.3%
Electronic Equipment & Components	0.4%
Professional Services	0.4%
All Others*	1.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

As of February 28, 2017
IT Services	95.9%
Internet Software & Services	2.5%
Electronic Equipment & Components	0.5%
Software	0.3%
All Others*	0.8%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

IT Services Portfolio

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
Electronic Equipment & Components - 0.4%
Electronic Manufacturing Services - 0.4%
Cardtronics PLC (a)	265,400	$6,895,092
Internet Software & Services - 3.5%
Internet Software & Services - 3.5%
Endurance International Group Holdings, Inc. (a)(b)	1,651,458	12,716,227
GoDaddy, Inc. (a)	1,018,427	45,645,898
Wix.com Ltd. (a)	89,817	5,847,087
		64,209,212
IT Services - 93.3%
Data Processing & Outsourced Services - 61.5%
Alliance Data Systems Corp.	234,048	52,777,824
Amadeus IT Holding SA Class A	800	49,589
Automatic Data Processing, Inc.	229,900	24,477,453
Convergys Corp.	8,200	192,700
CoreLogic, Inc. (a)	2,700	126,819
DST Systems, Inc.	400	20,532
Euronet Worldwide, Inc. (a)	187,000	18,376,490
EVERTEC, Inc.	13,800	253,920
ExlService Holdings, Inc. (a)	282,270	15,886,156
Fidelity National Information Services, Inc.	802,600	74,577,592
First Data Corp. Class A (a)	296,200	5,453,042
Fiserv, Inc. (a)	227,900	28,193,509
FleetCor Technologies, Inc. (a)	347,600	49,974,452
Genpact Ltd.	207,500	5,903,375
Global Payments, Inc.	438,981	41,918,296
Jack Henry & Associates, Inc.	1,600	164,912
MasterCard, Inc. Class A	1,606,900	214,199,770
Paychex, Inc.	286,400	16,333,392
PayPal Holdings, Inc. (a)	1,979,900	122,120,232
Syntel, Inc.	7,700	139,062
Teletech Holdings, Inc.	2,000	79,400
The Western Union Co.	5,000	94,600
Total System Services, Inc.	499,100	34,497,792
Travelport Worldwide Ltd.	705,324	10,678,605
Vantiv, Inc. (a)	235,000	16,612,150
Visa, Inc. Class A	3,323,748	344,074,391
WEX, Inc. (a)	43,400	4,736,676
WNS Holdings Ltd. sponsored ADR (a)	1,094,392	38,303,720
		1,120,216,451
IT Consulting & Other Services - 31.8%
Accenture PLC Class A	688,080	89,973,341
Acxiom Corp. (a)	6,100	142,069
Booz Allen Hamilton Holding Corp. Class A	842,400	28,734,264
Capgemini SA	256,600	28,448,372
Cognizant Technology Solutions Corp. Class A	2,171,732	153,693,474
DXC Technology Co.	495,300	42,100,500
EPAM Systems, Inc. (a)	708,700	57,638,571
Forrester Research, Inc.	4,500	183,375
IBM Corp. (b)	615,950	88,099,329
Leidos Holdings, Inc.	138,825	8,096,274
Luxoft Holding, Inc. (a)	679,450	34,414,143
Science Applications International Corp.	800	59,104
Teradata Corp. (a)	3,500	111,720
Virtusa Corp. (a)	1,279,151	46,458,764
		578,153,300

TOTAL IT SERVICES		1,698,369,751

Professional Services - 0.4%
Research & Consulting Services - 0.4%
ICF International, Inc. (a)	135,611	6,516,109
Software - 1.3%
Application Software - 1.3%
Adobe Systems, Inc. (a)	73,969	11,477,030
Globant SA (a)(b)	86,771	3,374,524
Intuit, Inc.	64,100	9,066,945
		23,918,499
TOTAL COMMON STOCKS
(Cost $1,127,213,981)		1,799,908,663

Money Market Funds - 1.0%
Fidelity Cash Central Fund, 1.11% (c)	14,469,774	14,472,668
Fidelity Securities Lending Cash Central Fund 1.11% (c)(d)	4,185,208	4,185,626
TOTAL MONEY MARKET FUNDS
(Cost $18,658,004)		18,658,294
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $1,145,871,985)		1,818,566,957
NET OTHER ASSETS (LIABILITIES) - 0.1%		2,064,941
NET ASSETS - 100%		$1,820,631,898

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$56,636
Fidelity Securities Lending Cash Central Fund	19,025
Total	$75,661

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	87.7%
Ireland	4.9%
Bailiwick of Jersey	2.1%
British Virgin Islands	1.9%
France	1.6%
Others (Individually Less Than 1%)	1.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

IT Services Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $4,093,874) — See accompanying schedule: Unaffiliated issuers (cost $1,127,213,981)	$1,799,908,663
Fidelity Central Funds (cost $18,658,004)	18,658,294
Total Investment in Securities (cost $1,145,871,985)		$1,818,566,957
Receivable for investments sold		6,874,493
Receivable for fund shares sold		1,670,348
Dividends receivable		1,538,449
Distributions receivable from Fidelity Central Funds		12,190
Other receivables		24,083
Total assets		1,828,686,520
Liabilities
Payable to custodian bank	$1
Payable for investments purchased	506,065
Payable for fund shares redeemed	2,218,455
Accrued management fee	816,230
Other affiliated payables	320,576
Other payables and accrued expenses	11,201
Collateral on securities loaned	4,182,094
Total liabilities		8,054,622
Net Assets		$1,820,631,898
Net Assets consist of:
Paid in capital		$1,100,901,702
Undistributed net investment income		984,228
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		46,057,948
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		672,688,020
Net Assets, for 36,303,516 shares outstanding		$1,820,631,898
Net Asset Value, offering price and redemption price per share ($1,820,631,898 ÷ 36,303,516 shares)		$50.15

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2017 (Unaudited)
Investment Income
Dividends		$7,650,651
Income from Fidelity Central Funds (including $19,025 from security lending)		75,661
Total income		7,726,312
Expenses
Management fee	$4,681,436
Transfer agent fees	1,622,151
Accounting and security lending fees	266,916
Custodian fees and expenses	12,306
Independent trustees' fees and expenses	19,375
Registration fees	23,383
Audit	26,219
Legal	12,189
Miscellaneous	13,541
Total expenses before reductions	6,677,516
Expense reductions	(28,681)	6,648,835
Net investment income (loss)		1,077,477
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	48,010,540
Fidelity Central Funds	621
Foreign currency transactions	(4,580)
Total net realized gain (loss)		48,006,581
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	158,209,640
Fidelity Central Funds	(2,390)
Assets and liabilities in foreign currencies	831
Total change in net unrealized appreciation (depreciation)		158,208,081
Net gain (loss)		206,214,662
Net increase (decrease) in net assets resulting from operations		$207,292,139

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,077,477	$6,007,288
Net realized gain (loss)	48,006,581	44,116,665
Change in net unrealized appreciation (depreciation)	158,208,081	293,487,758
Net increase (decrease) in net assets resulting from operations	207,292,139	343,611,711
Distributions to shareholders from net investment income	–	(5,197,978)
Distributions to shareholders from net realized gain	(13,090,079)	–
Total distributions	(13,090,079)	(5,197,978)
Share transactions
Proceeds from sales of shares	130,986,834	375,114,434
Reinvestment of distributions	12,515,795	4,954,736
Cost of shares redeemed	(180,874,383)	(948,883,745)
Net increase (decrease) in net assets resulting from share transactions	(37,371,754)	(568,814,575)
Redemption fees	–	27,362
Total increase (decrease) in net assets	156,830,306	(230,373,480)
Net Assets
Beginning of period	1,663,801,592	1,894,175,072
End of period	$1,820,631,898	$1,663,801,592
Other Information
Undistributed net investment income end of period	$984,228	$–
Accumulated net investment loss end of period	$–	$(93,249)
Shares
Sold	2,775,339	9,254,539
Issued in reinvestment of distributions	284,192	117,858
Redeemed	(3,864,129)	(23,235,605)
Net increase (decrease)	(804,598)	(13,863,208)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — IT Services Portfolio

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$44.84	$37.16	$38.88	$37.86	$27.53	$23.77
Income from Investment Operations
Net investment income (loss)B	.03	.13C	(.02)	(.03)	(.03)	(.02)D
Net realized and unrealized gain (loss)	5.64	7.68	(.15)	4.06	11.42	4.08
Total from investment operations	5.67	7.81	(.17)	4.03	11.39	4.06
Distributions from net investment income	–	(.13)	–	(.01)	–	–
Distributions from net realized gain	(.36)	–	(1.55)	(3.01)	(1.06)	(.30)
Total distributions	(.36)	(.13)	(1.55)	(3.01)	(1.06)	(.30)
Redemption fees added to paid in capitalB	–	–E	–E	–E	–E	–E
Net asset value, end of period	$50.15	$44.84	$37.16	$38.88	$37.86	$27.53
Total ReturnF,G,H	12.75%	21.05%	(.59)%	11.16%	41.66%	17.22%
Ratios to Average Net AssetsI,J
Expenses before reductions	.78%K	.79%	.81%	.81%	.84%	.86%
Expenses net of fee waivers, if any	.78%K	.79%	.81%	.81%	.84%	.86%
Expenses net of all reductions	.77%K	.79%	.80%	.81%	.83%	.85%
Net investment income (loss)	.13%K	.33%C	(.06)%	(.07)%	(.09)%	(.09)%D
Supplemental Data
Net assets, end of period (000 omitted)	$1,820,632	$1,663,802	$1,894,175	$941,998	$1,653,572	$470,962
Portfolio turnover rateL	28%K	27%	24%	56%	74%	107%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .02%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.19) %.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total distributions of $3.01 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $3.009 per share.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiconductors Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Intel Corp.	16.1	22.4
Qualcomm, Inc.	13.8	14.3
Broadcom Ltd.	11.2	8.0
Analog Devices, Inc.	6.2	4.9
Micron Technology, Inc.	4.9	4.5
ON Semiconductor Corp.	4.6	3.0
Maxim Integrated Products, Inc.	3.3	2.7
NVIDIA Corp.	3.1	1.7
Cypress Semiconductor Corp.	2.5	0.3
Marvell Technology Group Ltd.	2.3	3.4
	68.0

Top Industries (% of fund's net assets)

As of August 31, 2017
Semiconductors & Semiconductor Equipment	86.2%
Electronic Equipment & Components	5.0%
Internet Software & Services	3.0%
Communications Equipment	1.0%
Technology Hardware, Storage & Peripherals	0.9%
All Others*	3.9%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

As of February 28, 2017
Semiconductors & Semiconductor Equipment	88.0%
Electronic Equipment & Components	3.8%
Internet Software & Services	2.1%
Technology Hardware, Storage & Peripherals	1.4%
Commercial Services & Supplies	0.6%
All Others*	4.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Semiconductors Portfolio

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
Communications Equipment - 1.0%
Communications Equipment - 1.0%
CommScope Holding Co., Inc. (a)	403,900	$13,352,934
F5 Networks, Inc. (a)	72,200	8,619,236
Finisar Corp. (a)	265,300	6,406,995
		28,379,165
Diversified Financial Services - 0.3%
Other Diversified Financial Services - 0.3%
Quantenna Communications, Inc.	486,356	9,036,494
Electronic Equipment & Components - 5.0%
Electronic Manufacturing Services - 3.0%
Flextronics International Ltd. (a)	1,341,300	21,822,951
Jabil, Inc.	1,003,237	31,451,480
Park Electrochemical Corp.	181,033	3,287,559
Plexus Corp. (a)	227,300	11,837,784
TTM Technologies, Inc. (a)	1,397,500	19,900,400
		88,300,174
Technology Distributors - 2.0%
Avnet, Inc.	1,586,400	61,187,448

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		149,487,622

Internet Software & Services - 3.0%
Internet Software & Services - 3.0%
Akamai Technologies, Inc. (a)	440,000	20,746,000
Alphabet, Inc. Class A (a)	68,450	65,386,178
SecureWorks Corp. (a)	253,313	2,591,392
		88,723,570
IT Services - 0.3%
IT Consulting & Other Services - 0.3%
IBM Corp.	62,600	8,953,678
Semiconductors & Semiconductor Equipment - 86.2%
Semiconductor Equipment - 1.1%
Applied Materials, Inc.	236,600	10,675,392
Lam Research Corp.	55,273	9,174,213
PDF Solutions, Inc. (a)	816,320	12,399,901
Xcerra Corp. (a)	188,248	1,848,595
		34,098,101
Semiconductors - 85.1%
Acacia Communications, Inc. (a)(b)	395,400	19,307,382
Ambarella, Inc. (a)	40,200	2,186,880
Analog Devices, Inc.	2,197,006	183,823,492
Broadcom Ltd.	1,320,200	332,782,814
Cavium, Inc. (a)	834,300	52,819,533
Cree, Inc. (a)	2,528,972	61,529,889
Cypress Semiconductor Corp. (b)	5,532,500	75,739,925
Dialog Semiconductor PLC (a)	132,500	6,023,097
Diodes, Inc. (a)	10,920	307,289
Inphi Corp. (a)(b)	1,764,549	67,564,581
Integrated Device Technology, Inc. (a)	2,217,967	54,805,965
Intel Corp.	13,676,871	479,647,865
Lattice Semiconductor Corp. (a)	1,006,859	5,688,753
Marvell Technology Group Ltd.	3,819,096	68,400,009
Maxim Integrated Products, Inc.	2,110,925	98,495,761
MaxLinear, Inc. Class A (a)	250,100	5,402,160
Mellanox Technologies Ltd. (a)	805,400	37,813,530
Microchip Technology, Inc.	270,900	23,514,120
Micron Technology, Inc. (a)	4,556,840	145,682,175
Microsemi Corp. (a)	121,200	6,106,056
NVIDIA Corp.	546,492	92,597,604
ON Semiconductor Corp. (a)	8,069,346	137,824,430
Qorvo, Inc. (a)	593,328	43,443,476
Qualcomm, Inc.	7,874,084	411,578,371
Renesas Electronics Corp. (a)	229,900	2,319,180
Sanken Electric Co. Ltd.	1,552,000	7,919,880
Semtech Corp. (a)	1,368,936	51,471,994
Silicon Motion Technology Corp. sponsored ADR (b)	147,200	6,713,792
SMART Global Holdings, Inc.	387,062	7,690,922
Synaptics, Inc. (a)(b)	172,200	7,158,354
Texas Instruments, Inc.	252,800	20,936,896
United Microelectronics Corp. sponsored ADR (b)	2,133,200	5,333,000
Xilinx, Inc.	199,500	13,178,970
		2,535,808,145

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		2,569,906,246

Technology Hardware, Storage & Peripherals - 0.9%
Technology Hardware, Storage & Peripherals - 0.9%
Lenovo Group Ltd.	7,298,000	3,991,367
Samsung Electronics Co. Ltd.	5,068	10,440,422
Western Digital Corp.	146,700	12,949,209
		27,380,998
TOTAL COMMON STOCKS
(Cost $2,375,787,445)		2,881,867,773

Money Market Funds - 6.6%
Fidelity Cash Central Fund, 1.11% (c)	94,166,797	94,185,630
Fidelity Securities Lending Cash Central Fund 1.11% (c)(d)	104,250,671	104,261,096
TOTAL MONEY MARKET FUNDS
(Cost $198,433,896)		198,446,726
TOTAL INVESTMENT IN SECURITIES - 103.3%
(Cost $2,574,221,341)		3,080,314,499
NET OTHER ASSETS (LIABILITIES) - (3.3)%		(99,753,908)
NET ASSETS - 100%		$2,980,560,591

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$473,676
Fidelity Securities Lending Cash Central Fund	1,159,546
Total	$1,633,222

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	82.9%
Singapore	11.9%
Bermuda	2.3%
Israel	1.3%
Others (Individually Less Than 1%)	1.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiconductors Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $102,291,482) — See accompanying schedule: Unaffiliated issuers (cost $2,375,787,445)	$2,881,867,773
Fidelity Central Funds (cost $198,433,896)	198,446,726
Total Investment in Securities (cost $2,574,221,341)		$3,080,314,499
Receivable for investments sold		47,363,975
Receivable for fund shares sold		2,087,213
Dividends receivable		9,650,688
Distributions receivable from Fidelity Central Funds		290,621
Other receivables		195,650
Total assets		3,139,902,646
Liabilities
Payable to custodian bank	$1,702,152
Payable for investments purchased	45,753,055
Payable for fund shares redeemed	5,650,646
Accrued management fee	1,338,157
Other affiliated payables	484,157
Other payables and accrued expenses	156,488
Collateral on securities loaned	104,257,400
Total liabilities		159,342,055
Net Assets		$2,980,560,591
Net Assets consist of:
Paid in capital		$2,216,457,769
Undistributed net investment income		16,933,290
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		241,076,053
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		506,093,479
Net Assets, for 27,793,365 shares outstanding		$2,980,560,591
Net Asset Value, offering price and redemption price per share ($2,980,560,591 ÷ 27,793,365 shares)		$107.24

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2017 (Unaudited)
Investment Income
Dividends		$26,917,125
Income from Fidelity Central Funds (including $1,159,546 from security lending)		1,633,222
Total income		28,550,347
Expenses
Management fee	$8,425,018
Transfer agent fees	2,543,954
Accounting and security lending fees	459,450
Custodian fees and expenses	43,938
Independent trustees' fees and expenses	35,361
Appreciation in deferred trustee compensation account	76
Registration fees	97,566
Audit	18,748
Legal	21,088
Miscellaneous	14,258
Total expenses before reductions	11,659,457
Expense reductions	(173,476)	11,485,981
Net investment income (loss)		17,064,366
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	267,574,030
Fidelity Central Funds	(3,449)
Foreign currency transactions	(77,017)
Total net realized gain (loss)		267,493,564
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(4,354,209)
Fidelity Central Funds	(1,922)
Assets and liabilities in foreign currencies	4,715
Total change in net unrealized appreciation (depreciation)		(4,351,416)
Net gain (loss)		263,142,148
Net increase (decrease) in net assets resulting from operations		$280,206,514

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,064,366	$23,461,992
Net realized gain (loss)	267,493,564	153,404,162
Change in net unrealized appreciation (depreciation)	(4,351,416)	608,450,143
Net increase (decrease) in net assets resulting from operations	280,206,514	785,316,297
Distributions to shareholders from net investment income	(7,257,080)	(16,885,913)
Distributions to shareholders from net realized gain	(97,244,896)	(60,751,043)
Total distributions	(104,501,976)	(77,636,956)
Share transactions
Proceeds from sales of shares	467,838,339	1,421,320,708
Reinvestment of distributions	100,395,495	74,398,178
Cost of shares redeemed	(775,815,477)	(529,318,580)
Net increase (decrease) in net assets resulting from share transactions	(207,581,643)	966,400,306
Redemption fees	66,178	116,895
Total increase (decrease) in net assets	(31,810,927)	1,674,196,542
Net Assets
Beginning of period	3,012,371,518	1,338,174,976
End of period	$2,980,560,591	$3,012,371,518
Other Information
Undistributed net investment income end of period	$16,933,290	$7,126,004
Shares
Sold	4,505,877	15,698,643
Issued in reinvestment of distributions	1,031,071	948,917
Redeemed	(7,498,682)	(6,043,951)
Net increase (decrease)	(1,961,734)	10,603,609

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Semiconductors Portfolio

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$101.24	$69.87	$89.46	$68.32	$49.82	$53.29
Income from Investment Operations
Net investment income (loss)B	.59	1.03	.70	.47	.36	.17
Net realized and unrealized gain (loss)	8.87	33.98	(8.79)	23.21	18.53	(3.49)
Total from investment operations	9.46	35.01	(8.09)	23.68	18.89	(3.32)
Distributions from net investment income	(.24)	(.68)	(.83)	(.45)	(.32)	(.15)
Distributions from net realized gain	(3.22)	(2.98)	(10.68)	(2.10)	(.06)	–
Total distributions	(3.46)	(3.65)C	(11.50)D	(2.55)	(.39)E	(.15)
Redemption fees added to paid in capitalB	–F	.01	–F	.01	–F	–F
Net asset value, end of period	$107.24	$101.24	$69.87	$89.46	$68.32	$49.82
Total ReturnG,H	9.69%	51.79%	(10.44)%	34.91%	38.01%	(6.20)%
Ratios to Average Net AssetsI,J,K
Expenses before reductions	.75%L	.77%	.77%	.78%	.82%	.84%
Expenses net of fee waivers, if any	.75%L	.77%	.77%	.78%	.82%	.84%
Expenses net of all reductions	.74%L	.75%	.74%	.77%	.79%	.82%
Net investment income (loss)	1.15%L	1.19%	.88%	.61%	.63%	.36%
Supplemental Data
Net assets, end of period (000 omitted)	$2,980,561	$3,012,372	$1,338,175	$2,395,039	$1,253,853	$953,784
Portfolio turnover rateJ	94%L	110%	179%	132%M	186%	118%

 A A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $3.65 per share is comprised of distributions from net investment income of $.676 and distributions from net realized gain of $2.975 per share.

 D Total distributions of $11.50 per share is comprised of distributions from net investment income of $.825 and distributions from net realized gain of $10.678 per share.

 E Total distributions of $.39 per share is comprised of distributions from net investment income of $.322 and distributions from net realized gain of $.064 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 L Annualized

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Software and IT Services Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	14.1	12.7
Facebook, Inc. Class A	12.4	11.6
Alphabet, Inc. Class C	10.8	10.4
Alphabet, Inc. Class A	8.4	9.1
Visa, Inc. Class A	4.9	5.8
Adobe Systems, Inc.	4.3	3.7
Salesforce.com, Inc.	3.6	3.0
MasterCard, Inc. Class A	3.1	3.9
Akamai Technologies, Inc.	2.7	2.0
PayPal Holdings, Inc.	2.7	2.1
	67.0

Top Industries (% of fund's net assets)

As of August 31, 2017
Internet Software & Services	38.0%
Software	31.0%
IT Services	23.5%
Internet & Direct Marketing Retail	1.5%
Semiconductors & Semiconductor Equipment	1.2%
All Others*	4.8%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

As of February 28, 2017
Internet Software & Services	37.1%
Software	31.2%
IT Services	22.3%
Internet & Direct Marketing Retail	2.4%
Electronic Equipment & Components	1.2%
All Others*	5.8%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Software and IT Services Portfolio

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
Communications Equipment - 0.7%
Communications Equipment - 0.7%
Cisco Systems, Inc.	324,000	$10,436,040
F5 Networks, Inc. (a)	162,600	19,411,188
		29,847,228
Electronic Equipment & Components - 0.9%
Technology Distributors - 0.9%
Dell Technologies, Inc.	549,000	41,136,570
Health Care Technology - 0.2%
Health Care Technology - 0.2%
Inovalon Holdings, Inc. Class A (a)(b)	678,300	9,190,965
Internet & Direct Marketing Retail - 1.5%
Internet & Direct Marketing Retail - 1.5%
Amazon.com, Inc. (a)	37,200	36,478,320
TripAdvisor, Inc. (a)(b)	758,000	32,389,340
		68,867,660
Internet Software & Services - 38.0%
Internet Software & Services - 38.0%
Actua Corp. (a)	345,589	4,423,539
Akamai Technologies, Inc. (a)	2,580,800	121,684,720
Alphabet, Inc.:
Class A (a)	400,700	382,764,668
Class C (a)	520,860	489,259,424
Bazaarvoice, Inc. (a)	1,417,100	6,731,225
Facebook, Inc. Class A (a)	3,263,200	561,172,504
Mix Telematics Ltd.	27,823,896	10,620,926
New Relic, Inc. (a)	358,000	17,148,200
NIC, Inc.	1,768,000	28,906,800
Pandora Media, Inc. (a)(b)	1,595,600	13,482,820
SecureWorks Corp. (a)(b)	470,411	4,812,305
Shutterstock, Inc. (a)(b)	915,500	30,742,490
SPS Commerce, Inc. (a)	339,100	20,657,972
Twilio, Inc. Class A (a)(b)	556,800	16,303,104
Twitter, Inc. (a)	893,700	15,112,467
		1,723,823,164
IT Services - 23.5%
Data Processing & Outsourced Services - 17.7%
Alliance Data Systems Corp.	262,500	59,193,750
EVERTEC, Inc.	418,700	7,704,080
Fidelity National Information Services, Inc.	513,100	47,677,252
FleetCor Technologies, Inc. (a)	546,100	78,512,797
Global Payments, Inc.	332,700	31,769,523
MasterCard, Inc. Class A	1,057,200	140,924,760
PayPal Holdings, Inc. (a)	1,955,400	120,609,072
Sabre Corp.	1,021,000	18,827,240
The Western Union Co.	931,100	17,616,412
Total System Services, Inc.	856,100	59,173,632
Visa, Inc. Class A	2,135,120	221,027,622
		803,036,140
IT Consulting & Other Services - 5.8%
Accenture PLC Class A	234,400	30,650,144
Cognizant Technology Solutions Corp. Class A	1,672,000	118,327,440
CSRA, Inc.	654,300	20,616,993
IBM Corp.	658,700	94,213,861
		263,808,438

TOTAL IT SERVICES		1,066,844,578

Semiconductors & Semiconductor Equipment - 1.2%
Semiconductors - 1.2%
Qualcomm, Inc.	1,059,200	55,364,384
Software - 31.0%
Application Software - 13.6%
Adobe Systems, Inc. (a)	1,248,700	193,748,292
Autodesk, Inc. (a)	355,800	40,724,868
Citrix Systems, Inc. (a)	300,600	23,509,926
Deem, Inc. (a)(c)(d)	124,895	23,730
MobileIron, Inc. (a)	717,511	2,726,542
Monotype Imaging Holdings, Inc.	1,478,300	26,978,975
Paylocity Holding Corp. (a)	404,600	19,882,044
RingCentral, Inc. (a)	132,900	5,628,315
Salesforce.com, Inc. (a)	1,709,626	163,252,187
Ultimate Software Group, Inc. (a)(b)	231,800	46,568,620
Workday, Inc. Class A (a)	719,100	78,878,079
Zendesk, Inc. (a)	604,800	16,571,520
		618,493,098
Home Entertainment Software - 1.3%
Activision Blizzard, Inc.	324,700	21,287,332
Electronic Arts, Inc. (a)	289,900	35,222,850
		56,510,182
Systems Software - 16.1%
Microsoft Corp.	8,565,200	640,420,002
Red Hat, Inc. (a)	455,700	48,987,750
Tableau Software, Inc. (a)	536,600	38,892,768
		728,300,520

TOTAL SOFTWARE		1,403,303,800

TOTAL COMMON STOCKS
(Cost $2,543,058,713)		4,398,378,349

Money Market Funds - 5.0%
Fidelity Cash Central Fund, 1.11% (e)	131,603,669	131,629,990
Fidelity Securities Lending Cash Central Fund 1.11% (e)(f)	94,913,327	94,922,819
TOTAL MONEY MARKET FUNDS
(Cost $226,538,938)		226,552,809
TOTAL INVESTMENT IN SECURITIES - 102.0%
(Cost $2,769,597,651)		4,624,931,158
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(92,596,909)
NET ASSETS - 100%		$4,532,334,249

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,730 or 0.0% of net assets.

 (d) Level 3 instrument

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$614,295
Fidelity Securities Lending Cash Central Fund	367,368
Total	$981,663

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$4,398,378,349	$4,387,733,693	$10,620,926	$23,730
Money Market Funds	226,552,809	226,552,809	--	--
Total Investments in Securities:	$4,624,931,158	$4,614,286,502	$10,620,926	$23,730

See accompanying notes which are an integral part of the financial statements.

Software and IT Services Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $94,417,863) — See accompanying schedule: Unaffiliated issuers (cost $2,543,058,713)	$4,398,378,350
Fidelity Central Funds (cost $226,538,938)	226,552,808
Total Investment in Securities (cost $2,769,597,651)		$4,624,931,158
Receivable for investments sold		90,168
Receivable for fund shares sold		4,269,030
Dividends receivable		5,458,041
Distributions receivable from Fidelity Central Funds		177,386
Other receivables		326,160
Total assets		4,635,251,943
Liabilities
Payable for fund shares redeemed	5,123,539
Accrued management fee	2,012,828
Other affiliated payables	675,250
Other payables and accrued expenses	185,677
Collateral on securities loaned	94,920,400
Total liabilities		102,917,694
Net Assets		$4,532,334,249
Net Assets consist of:
Paid in capital		$2,489,239,350
Accumulated net investment loss		(1,498,135)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		189,331,467
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,855,261,567
Net Assets, for 28,657,731 shares outstanding		$4,532,334,249
Net Asset Value, offering price and redemption price per share ($4,532,334,249 ÷ 28,657,731 shares)		$158.15

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2017 (Unaudited)
Investment Income
Dividends		$13,498,921
Income from Fidelity Central Funds (including $367,368 from security lending)		981,663
Total income		14,480,584
Expenses
Management fee	$11,678,623
Transfer agent fees	3,450,717
Accounting and security lending fees	531,665
Custodian fees and expenses	24,008
Independent trustees' fees and expenses	48,712
Registration fees	72,731
Audit	25,721
Legal	30,838
Miscellaneous	26,590
Total expenses before reductions	15,889,605
Expense reductions	(53,197)	15,836,408
Net investment income (loss)		(1,355,824)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	192,059,019
Fidelity Central Funds	2,108
Foreign currency transactions	(2,720)
Total net realized gain (loss)		192,058,407
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	413,297,708
Fidelity Central Funds	(7,607)
Assets and liabilities in foreign currencies	6,034
Total change in net unrealized appreciation (depreciation)		413,296,135
Net gain (loss)		605,354,542
Net increase (decrease) in net assets resulting from operations		$603,998,718

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(1,355,824)	$(4,060,383)
Net realized gain (loss)	192,058,407	254,286,047
Change in net unrealized appreciation (depreciation)	413,296,135	730,057,967
Net increase (decrease) in net assets resulting from operations	603,998,718	980,283,631
Distributions to shareholders from net investment income	–	(1,211,235)
Distributions to shareholders from net realized gain	(103,704,113)	(146,887,357)
Total distributions	(103,704,113)	(148,098,592)
Share transactions
Proceeds from sales of shares	413,763,947	1,075,769,868
Reinvestment of distributions	98,803,889	141,773,881
Cost of shares redeemed	(635,962,967)	(865,722,579)
Net increase (decrease) in net assets resulting from share transactions	(123,395,131)	351,821,170
Redemption fees	–	59,005
Total increase (decrease) in net assets	376,899,474	1,184,065,214
Net Assets
Beginning of period	4,155,434,775	2,971,369,561
End of period	$4,532,334,249	$4,155,434,775
Other Information
Accumulated net investment loss end of period	$(1,498,135)	$(142,311)
Shares
Sold	2,777,173	8,292,367
Issued in reinvestment of distributions	714,675	1,094,880
Redeemed	(4,335,368)	(6,629,721)
Net increase (decrease)	(843,520)	2,757,526

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Software and IT Services Portfolio

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$140.86	$111.11	$119.38	$124.38	$87.97	$89.96
Income from Investment Operations
Net investment income (loss)B	(.05)	(.14)	.12	(.17)	.06	.04
Net realized and unrealized gain (loss)	21.01	35.02	(2.05)	7.26	41.95	7.25
Total from investment operations	20.96	34.88	(1.93)	7.09	42.01	7.29
Distributions from net investment income	–	(.05)	(.05)	–	–	(.78)C
Distributions from net realized gain	(3.67)	(5.08)	(6.29)	(12.09)	(5.60)	(8.50)C
Total distributions	(3.67)	(5.13)	(6.34)	(12.09)	(5.60)	(9.28)
Redemption fees added to paid in capitalB	–	–D	–D	–D	–D	–D
Net asset value, end of period	$158.15	$140.86	$111.11	$119.38	$124.38	$87.97
Total ReturnE,F	15.25%	31.83%	(1.84)%	6.33%	48.18%	8.85%
Ratios to Average Net AssetsG,H
Expenses before reductions	.74%I	.76%	.77%	.77%	.79%	.82%
Expenses net of fee waivers, if any	.74%I	.76%	.76%	.77%	.79%	.82%
Expenses net of all reductions	.74%I	.75%	.76%	.77%	.78%	.80%
Net investment income (loss)	(.06)%I	(.11)%	.10%	(.15)%	.06%	.04%
Supplemental Data
Net assets, end of period (000 omitted)	$4,532,334	$4,155,435	$2,971,370	$3,012,792	$3,844,505	$2,027,731
Portfolio turnover rateJ	28%I	44%	36%	53%	87%	96%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Technology Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	10.1	11.1
Facebook, Inc. Class A	6.9	5.2
Tesla, Inc.	4.9	3.4
Alphabet, Inc. Class C	4.9	5.3
Alphabet, Inc. Class A	4.9	5.1
Microsoft Corp.	4.5	4.4
Autodesk, Inc.	3.6	3.4
Alibaba Group Holding Ltd. sponsored ADR	2.9	0.0
Cognizant Technology Solutions Corp. Class A	1.9	0.5
Electronic Arts, Inc.	1.5	1.0
	46.1

Top Industries (% of fund's net assets)

As of August 31, 2017
Internet Software & Services	25.7%
Software	19.9%
Semiconductors & Semiconductor Equipment	16.0%
Technology Hardware, Storage & Peripherals	10.1%
Electronic Equipment & Components	7.1%
All Others*	21.2%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

As of February 28, 2017
Internet Software & Services	21.7%
Semiconductors & Semiconductor Equipment	18.0%
Software	15.7%
Technology Hardware, Storage & Peripherals	11.3%
Electronic Equipment & Components	10.4%
All Others*	22.9%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Technology Portfolio

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
Automobiles - 4.9%
Automobile Manufacturers - 4.9%
Tesla, Inc. (a)(b)	832,156	$296,164,320
Biotechnology - 0.1%
Biotechnology - 0.1%
BeiGene Ltd. ADR (a)	107,300	7,395,116
Chemicals - 0.6%
Industrial Gases - 0.1%
SK Materials Co., Ltd.	43,112	7,002,318
Specialty Chemicals - 0.5%
Duk San Neolux Co. Ltd.	728,408	16,197,859
Soulbrain Co. Ltd.	171,081	9,815,318
		26,013,177

TOTAL CHEMICALS		33,015,495

Communications Equipment - 0.4%
Communications Equipment - 0.4%
Cisco Systems, Inc.	682,300	21,976,883
Diversified Consumer Services - 1.7%
Education Services - 1.7%
China Online Education Group sponsored ADR (a)(b)	7,115	96,053
New Oriental Education & Technology Group, Inc. sponsored ADR	496,795	40,612,991
TAL Education Group ADR	1,969,884	59,943,570
		100,652,614
Diversified Financial Services - 0.1%
Other Diversified Financial Services - 0.1%
GDS Holdings Ltd. ADR	787,800	7,365,930
Diversified Telecommunication Services - 0.1%
Integrated Telecommunication Services - 0.1%
Bharti Infratel Ltd.	951,441	5,583,494
Electrical Equipment - 0.2%
Electrical Components & Equipment - 0.2%
Rockwell Automation, Inc.	65,000	10,663,900
Electronic Equipment & Components - 7.1%
Electronic Components - 2.5%
Genius Electronic Optical Co. Ltd. (a)	456,000	7,535,314
Largan Precision Co. Ltd.	113,000	21,860,203
Ledlink Optics, Inc.	1,728,624	2,913,878
Lens Technology Co. Ltd. Class A	3,393,960	16,640,442
Sunny Optical Technology Group Co. Ltd.	4,710,000	67,528,607
TDK Corp.	220,800	14,802,347
Universal Display Corp.	144,544	18,371,542
		149,652,333
Electronic Equipment & Instruments - 3.7%
Chroma ATE, Inc.	14,500,644	49,800,629
Cognex Corp.	232,700	25,357,319
Hexagon AB (B Shares)	295,900	14,519,889
National Instruments Corp.	265,400	10,719,506
Topcon Corp.	1,784,400	31,505,166
Trimble, Inc. (a)	2,369,921	91,668,544
		223,571,053
Electronic Manufacturing Services - 0.3%
Merry Electronics Co. Ltd.	2,463,000	19,369,568
Technology Distributors - 0.6%
Dell Technologies, Inc.	444,052	33,272,816

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		425,865,770

Health Care Technology - 0.3%
Health Care Technology - 0.3%
athenahealth, Inc. (a)	138,126	19,466,097
Household Durables - 0.9%
Consumer Electronics - 0.9%
Sony Corp.	710,500	28,113,303
Sony Corp. sponsored ADR	588,100	23,306,403
		51,419,706
Internet & Direct Marketing Retail - 1.0%
Internet & Direct Marketing Retail - 1.0%
Amazon.com, Inc. (a)	34,900	34,222,940
China Internet Plus Holdings Ltd. Class B (c)(d)	759,582	4,413,171
Cogobuy Group	547,000	370,457
JD.com, Inc. sponsored ADR (a)	465,000	19,488,150
		58,494,718
Internet Software & Services - 25.3%
Internet Software & Services - 25.3%
58.com, Inc. ADR (a)	857,636	53,713,743
Akamai Technologies, Inc. (a)	679,300	32,028,995
Alibaba Group Holding Ltd. sponsored ADR (a)	1,017,600	174,762,624
Alphabet, Inc.:
Class A (a)	304,403	290,777,922
Class C (a)	313,868	294,825,628
Benefitfocus, Inc. (a)	93,600	2,887,560
CoStar Group, Inc. (a)	52,000	14,904,240
Endurance International Group Holdings, Inc. (a)	1,193,620	9,190,874
Envestnet, Inc. (a)	434	19,291
Facebook, Inc. Class A (a)	2,416,274	415,526,640
GoDaddy, Inc. (a)	438,300	19,644,606
Hortonworks, Inc. (a)	409,500	6,957,405
LogMeIn, Inc.	527,469	60,342,454
NetEase, Inc. ADR	133,100	36,714,304
New Relic, Inc. (a)	251,000	12,022,900
Nutanix, Inc. Class B (e)	72,872	1,603,184
Pandora Media, Inc. (a)	312,300	2,638,935
Shopify, Inc.	6,256	693,916
Shopify, Inc. Class A (a)	64,300	7,105,826
SMS Co., Ltd.	1,011,900	32,722,104
Tencent Holdings Ltd.	795,000	33,453,342
Xunlei Ltd. sponsored ADR (a)(b)	1,303,205	5,525,589
Yandex NV Series A (a)	303,800	9,117,038
		1,517,179,120
IT Services - 5.7%
Data Processing & Outsourced Services - 3.0%
Fidelity National Information Services, Inc.	220,268	20,467,303
Fiserv, Inc. (a)	153,900	19,038,969
FleetCor Technologies, Inc. (a)	281,100	40,413,747
Global Payments, Inc.	223,300	21,322,917
PayPal Holdings, Inc. (a)	679,100	41,886,888
Paysafe Group PLC (a)	2,576,735	19,525,379
Total System Services, Inc.	124,799	8,626,107
WEX, Inc. (a)	71,000	7,748,940
		179,030,250
IT Consulting & Other Services - 2.7%
Cognizant Technology Solutions Corp. Class A	1,661,412	117,578,127
CSRA, Inc.	125,400	3,951,354
DXC Technology Co.	487,900	41,471,500
		163,000,981

TOTAL IT SERVICES		342,031,231

Life Sciences Tools & Services - 0.0%
Life Sciences Tools & Services - 0.0%
JHL Biotech, Inc. (a)	1,015,442	1,946,546
Machinery - 1.6%
Industrial Machinery - 1.6%
HIWIN Technologies Corp.	2,049,180	18,189,095
Minebea Mitsumi, Inc.	4,678,819	76,905,680
		95,094,775
Media - 0.0%
Advertising - 0.0%
iCar Asia Ltd. (a)	3,611,616	660,342
Professional Services - 0.1%
Human Resource & Employment Services - 0.1%
WageWorks, Inc. (a)	87,200	5,140,440
Research & Consulting Services - 0.0%
ICF International, Inc. (a)	61,300	2,945,465

TOTAL PROFESSIONAL SERVICES		8,085,905

Semiconductors & Semiconductor Equipment - 16.0%
Semiconductor Equipment - 4.8%
ASM Pacific Technology Ltd.	6,619,800	81,883,096
GlobalWafers Co. Ltd.	8,804,200	69,968,507
Lam Research Corp.	398,400	66,126,432
Siltronic AG (a)	291,052	28,415,059
Sino-American Silicon Products, Inc.	6,991,000	12,480,407
SolarEdge Technologies, Inc. (a)	112,700	3,014,725
Sumco Corp.	1,864,300	27,404,455
		289,292,681
Semiconductors - 11.2%
Acacia Communications, Inc. (a)(b)	104,200	5,088,086
Advanced Micro Devices, Inc. (a)(b)	3,273,100	42,550,300
ams AG	732,209	52,723,324
Analog Devices, Inc.	152,500	12,759,675
ASPEED Tech, Inc.	399,000	8,844,159
Broadcom Ltd.	277,000	69,823,390
Cavium, Inc. (a)	129,700	8,211,307
ChipMOS TECHNOLOGIES, Inc. sponsored ADR (b)	401,467	7,286,626
Cirrus Logic, Inc. (a)	41,000	2,377,180
Cree, Inc. (a)	532,184	12,948,037
Cypress Semiconductor Corp.	612,000	8,378,280
Dialog Semiconductor PLC (a)	208,500	9,477,854
Himax Technologies, Inc. sponsored ADR (b)	2,845,291	27,940,758
Inphi Corp. (a)(b)	472,914	18,107,877
Integrated Device Technology, Inc. (a)	220,600	5,451,026
Marvell Technology Group Ltd.	1,353,254	24,236,779
Mellanox Technologies Ltd. (a)	833,754	39,144,750
Micron Technology, Inc. (a)	2,673,100	85,459,007
Monolithic Power Systems, Inc.	167,995	17,021,253
NVIDIA Corp.	511,750	86,710,920
ON Semiconductor Corp. (a)	489,300	8,357,244
Qualcomm, Inc.	901,000	47,095,270
Renesas Electronics Corp. (a)	395,800	3,992,743
Semtech Corp. (a)	599,476	22,540,298
Silergy Corp.	233,000	5,203,292
Silicon Laboratories, Inc. (a)	141,200	10,717,080
Silicon Motion Technology Corp. sponsored ADR (b)	416,500	18,996,565
Win Semiconductors Corp.	1,511,000	8,724,105
		670,167,185

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		959,459,866

Software - 19.9%
Application Software - 9.8%
Adobe Systems, Inc. (a)	376,439	58,408,275
Aspen Technology, Inc. (a)	68,900	4,357,925
Autodesk, Inc. (a)	1,883,600	215,596,856
Callidus Software, Inc. (a)	586,428	15,100,521
Ellie Mae, Inc. (a)	334,400	27,748,512
HubSpot, Inc. (a)	20,100	1,474,335
iFlytek Co. Ltd.	833,018	7,206,537
Intuit, Inc.	180,300	25,503,435
Parametric Technology Corp. (a)	957,000	53,592,000
Paylocity Holding Corp. (a)	66,028	3,244,616
RealPage, Inc. (a)	16,400	706,840
Salesforce.com, Inc. (a)	778,192	74,309,554
Snap, Inc. Class A (a)(b)	617,600	8,961,376
SS&C Technologies Holdings, Inc.	266,600	10,320,086
Ultimate Software Group, Inc. (a)	277,617	55,773,255
Workday, Inc. Class A (a)	49,500	5,429,655
Zendesk, Inc. (a)	758,275	20,776,735
		588,510,513
Home Entertainment Software - 4.7%
Activision Blizzard, Inc.	1,251,400	82,041,784
Electronic Arts, Inc. (a)	757,400	92,024,100
Nintendo Co. Ltd.	177,600	59,234,878
Nintendo Co. Ltd. ADR (b)	412,200	17,159,886
Take-Two Interactive Software, Inc. (a)	319,100	31,204,789
		281,665,437
Systems Software - 5.4%
Microsoft Corp.	3,615,440	270,326,449
Tableau Software, Inc. (a)	672,600	48,750,048
		319,076,497

TOTAL SOFTWARE		1,189,252,447

Technology Hardware, Storage & Peripherals - 10.1%
Technology Hardware, Storage & Peripherals - 10.1%
Apple, Inc.	3,696,797	606,274,711
TOTAL COMMON STOCKS
(Cost $3,852,885,980)		5,758,048,986

Convertible Preferred Stocks - 1.1%
Internet & Direct Marketing Retail - 0.7%
Internet & Direct Marketing Retail - 0.7%
China Internet Plus Holdings Ltd.:
Series A-11 (a)(c)(d)	2,802,162	16,280,561
Series B (a)(c)(d)	3,918,573	22,766,909
		39,047,470
Internet Software & Services - 0.4%
Internet Software & Services - 0.4%
Uber Technologies, Inc. Series D, 8.00% (a)(c)(d)	515,696	25,151,643
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $31,985,667)		64,199,113

Money Market Funds - 9.0%
Fidelity Cash Central Fund, 1.11% (f)	164,361,308	164,394,180
Fidelity Securities Lending Cash Central Fund 1.11% (f)(g)	376,684,007	376,721,675
TOTAL MONEY MARKET FUNDS
(Cost $541,111,945)		541,115,855
TOTAL INVESTMENT IN SECURITIES - 106.2%
(Cost $4,425,983,592)		6,363,363,954
NET OTHER ASSETS (LIABILITIES) - (6.2)%		(372,890,127)
NET ASSETS - 100%		$5,990,473,827

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 instrument

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $68,612,284 or 1.1% of net assets.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,603,184 or 0.0% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
China Internet Plus Holdings Ltd. Class B	11/16/16	$2,140,730
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$8,857,214
China Internet Plus Holdings Ltd. Series B	12/11/15	$15,128,435
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$8,000,018

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$474,007
Fidelity Securities Lending Cash Central Fund	1,151,465
Total	$1,625,472

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$5,758,048,986	$5,632,834,292	$120,801,523	$4,413,171
Convertible Preferred Stocks	64,199,113	--	--	64,199,113
Money Market Funds	541,115,855	541,115,855	--	--
Total Investments in Securities:	$6,363,363,954	$6,173,950,147	$120,801,523	$68,612,284

The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:

Investments in Securities:
Convertible Preferred Stocks
Beginning Balance	$55,642,687
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	8,556,426
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$64,199,113
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2017	$8,556,426
Other Investments in Securities
Beginning Balance	$3,344,212
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	1,068,959
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$4,413,171
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2017	$1,068,959

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	73.8%
Cayman Islands	11.4%
Japan	5.2%
Taiwan	3.7%
Singapore	1.2%
Others (Individually Less Than 1%)	4.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Technology Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $373,293,815) — See accompanying schedule: Unaffiliated issuers (cost $3,884,871,647)	$5,822,248,099
Fidelity Central Funds (cost $541,111,945)	541,115,855
Total Investment in Securities (cost $4,425,983,592)		$6,363,363,954
Foreign currency held at value (cost $2,531,865)		2,530,894
Receivable for fund shares sold		8,907,169
Dividends receivable		2,782,263
Distributions receivable from Fidelity Central Funds		304,610
Other receivables		233,140
Total assets		6,378,122,030
Liabilities
Payable for investments purchased	$1,140,922
Payable for fund shares redeemed	5,852,503
Accrued management fee	2,632,561
Other affiliated payables	834,448
Other payables and accrued expenses	459,319
Collateral on securities loaned	376,728,450
Total liabilities		387,648,203
Net Assets		$5,990,473,827
Net Assets consist of:
Paid in capital		$3,874,628,920
Undistributed net investment income		5,234,500
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		173,221,868
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,937,388,539
Net Assets, for 34,085,859 shares outstanding		$5,990,473,827
Net Asset Value, offering price and redemption price per share ($5,990,473,827 ÷ 34,085,859 shares)		$175.75

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2017 (Unaudited)
Investment Income
Dividends		$23,144,105
Income from Fidelity Central Funds (including $1,151,465 from security lending)		1,625,472
Total income		24,769,577
Expenses
Management fee	$14,091,750
Transfer agent fees	4,163,963
Accounting and security lending fees	571,782
Custodian fees and expenses	433,111
Independent trustees' fees and expenses	55,574
Registration fees	148,817
Audit	26,115
Legal	31,265
Interest	2,096
Miscellaneous	24,803
Total expenses before reductions	19,549,276
Expense reductions	(135,661)	19,413,615
Net investment income (loss)		5,355,962
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	178,301,226
Fidelity Central Funds	(11,109)
Foreign currency transactions	(3,830)
Total net realized gain (loss)		178,286,287
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	885,650,360
Fidelity Central Funds	(20,166)
Assets and liabilities in foreign currencies	(49,175)
Total change in net unrealized appreciation (depreciation)		885,581,019
Net gain (loss)		1,063,867,306
Net increase (decrease) in net assets resulting from operations		$1,069,223,268

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,355,962	$3,650,721
Net realized gain (loss)	178,286,287	261,066,743
Change in net unrealized appreciation (depreciation)	885,581,019	806,087,128
Net increase (decrease) in net assets resulting from operations	1,069,223,268	1,070,804,592
Distributions to shareholders from net investment income	–	(1,878,708)
Distributions to shareholders from net realized gain	(144,844,067)	(51,148,484)
Total distributions	(144,844,067)	(53,027,192)
Share transactions
Proceeds from sales of shares	1,444,672,060	875,621,785
Reinvestment of distributions	139,363,396	50,893,756
Cost of shares redeemed	(637,429,654)	(602,177,811)
Net increase (decrease) in net assets resulting from share transactions	946,605,802	324,337,730
Redemption fees	–	28,097
Total increase (decrease) in net assets	1,870,985,003	1,342,143,227
Net Assets
Beginning of period	4,119,488,824	2,777,345,597
End of period	$5,990,473,827	$4,119,488,824
Other Information
Undistributed net investment income end of period	$5,234,500	$–
Distributions in excess of net investment income end of period	$–	$(121,462)
Shares
Sold	9,033,833	6,614,908
Issued in reinvestment of distributions	952,456	402,895
Redeemed	(3,932,779)	(4,756,350)
Net increase (decrease)	6,053,510	2,261,453

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Technology Portfolio

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$146.95	$107.77	$120.85	$130.70	$104.11	$101.57
Income from Investment Operations
Net investment income (loss)B	.17	.14	.13	.16	.06	.01
Net realized and unrealized gain (loss)	33.51	41.04	(8.26)	10.26	36.34	2.53
Total from investment operations	33.68	41.18	(8.13)	10.42	36.40	2.54
Distributions from net investment income	–	(.07)	(.10)	(.17)	(.09)C	–
Distributions from net realized gain	(4.88)	(1.93)	(4.85)	(20.10)	(9.72)C	–
Total distributions	(4.88)	(2.00)	(4.95)	(20.27)	(9.81)	–
Redemption fees added to paid in capitalB	–	–D	–D	–D	–D	–D
Net asset value, end of period	$175.75	$146.95	$107.77	$120.85	$130.70	$104.11
Total ReturnE,F	23.59%	38.52%	(7.16)%	9.97%	36.20%	2.50%
Ratios to Average Net AssetsG,H
Expenses before reductions	.75%I	.77%	.78%	.78%	.80%	.81%
Expenses net of fee waivers, if any	.75%I	.77%	.77%	.78%	.80%	.81%
Expenses net of all reductions	.75%I	.76%	.76%	.78%	.77%	.79%
Net investment income (loss)	.21%I	.11%	.11%	.13%	.05%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$5,990,474	$4,119,489	$2,777,346	$2,824,848	$2,411,391	$2,028,324
Portfolio turnover rateJ	50%I	82%	130%	144%	181%	140%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2017

1. Organization.

Communications Equipment Portfolio, Computers Portfolio, IT Services Portfolio, Semiconductors Portfolio, Software and IT Services Portfolio, and Technology Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Certain Funds investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by Technology fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$68,612,284	Market approach	Transaction price	$48.77	Increase
		Market comparable	Discount rate	2.3%	Decrease
			Enterprise value/Gross profit multiple (EV/GP)	12.2	Increase
			Discount for lack of marketability	15.0%	Decrease

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2017, as well as a roll forward of Level 3 investments, is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Computers Portfolio, Semiconductors Portfolio, Software and IT Services Portfolio and Technology Portfolio, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Communications Equipment Portfolio	$155,816,370	$39,340,025	$(6,154,647)	$33,185,378
Computers Portfolio	343,108,209	178,842,133	(7,860,122)	170,982,011
IT Services Portfolio	1,147,592,286	696,570,237	(25,595,566)	670,974,671
Semiconductors Portfolio	2,590,419,030	541,461,094	(51,565,625)	489,895,469
Software and IT Services Portfolio	2,771,997,075	1,933,543,454	(80,609,371)	1,852,934,083
Technology Portfolio	4,427,635,794	1,979,248,860	(43,520,700)	1,935,728,160

Certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2016 to February 28, 2017, and ordinary losses recognized during the period January 1, 2017 to February 28, 2017. Loss deferrals were as follows:

Ordinary losses
IT Services Portfolio	$(93,249)

Trading (Redemption) Fees. Shares held by investors in the Communications Equipment Portfolio, Computers Portfolio, and Semiconductors Portfolio less than 30 days may be subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Communications Equipment Portfolio	45,875,757	61,951,200
Computers Portfolio	276,160,194	270,393,866
IT Services Portfolio	237,114,878	294,617,552
Semiconductors Portfolio	1,402,211,816	1,697,926,574
Software and IT Services Portfolio	579,298,914	769,454,517
Technology Portfolio	1,995,139,773	1,258,449,817

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Communications Equipment Portfolio	.30%	.25%	.55%
Computers Portfolio	.30%	.25%	.55%
IT Services Portfolio	.30%	.25%	.55%
Semiconductors Portfolio	.30%	.25%	.55%
Software and IT Services Portfolio	.30%	.25%	.55%
Technology Portfolio	.30%	.25%	.55%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Communications Equipment Portfolio	.23%
Computers Portfolio	.18%
IT Services Portfolio	.19%
Semiconductors Portfolio	.16%
Software and IT Services Portfolio	.16%
Technology Portfolio	.16%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Communications Equipment Portfolio	$4,497
Computers Portfolio	7,777
IT Services Portfolio	6,135
Semiconductors Portfolio	75,464
Software and IT Services Portfolio	23,422
Technology Portfolio	50,220

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Computer Portfolio	Borrower	$9,728,714	1.31%	$4,973
Technology Portfolio	Borrower	14,133,000	1.34%	2,097

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Communications Equipment Portfolio	$326
Computers Portfolio	803
IT Services Portfolio	2,728
Semiconductors Portfolio	4,917
Software and IT Services Portfolio	6,827
Technology Portfolio	7,254

During the period, the Funds did not borrow on this line of credit.

7. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of Certain Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Communications Equipment Portfolio	$3,624	$–
Computers Portfolio	26,149	–
IT Services Portfolio	20,447	–
Semiconductors Portfolio	160,652	217
Software and IT Services Portfolio	32,952	613
Technology Portfolio	117,571	618

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses as follows:

Amount
Communications Equipment Portfolio	$1,042
Computers Portfolio	2,106
IT Services Portfolio	8,234
Semiconductors Portfolio	12,607
Software and IT Services Portfolio	19,632
Technology Portfolio	17,472

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

VIP FundsManager%
60% Portfolio
Technology Portfolio	11%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Funds.

% of shares held
Technology Portfolio	25%

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2017 to August 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During Period-B March 1, 2017 to August 31, 2017
Communications Equipment Portfolio	.86%
Actual		$1,000.00	$1,004.40	$4.34
Hypothetical-C		$1,000.00	$1,020.87	$4.38
Computers Portfolio	.80%
Actual		$1,000.00	$1,097.60	$4.23
Hypothetical-C		$1,000.00	$1,021.17	$4.08
IT Services Portfolio	.78%
Actual		$1,000.00	$1,127.50	$4.18
Hypothetical-C		$1,000.00	$1,021.27	$3.97
Semiconductors Portfolio	.75%
Actual		$1,000.00	$1,096.90	$3.96
Hypothetical-C		$1,000.00	$1,021.42	$3.82
Software and IT Services Portfolio	.74%
Actual		$1,000.00	$1,152.50	$4.01
Hypothetical-C		$1,000.00	$1,021.48	$3.77
Technology Portfolio	.75%
Actual		$1,000.00	$1,235.90	$4.23
Hypothetical-C		$1,000.00	$1,021.42	$3.82

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

SELTEC-SANN-1017
1.813673.112

Fidelity® Select Portfolios®
Health Care Sector

Biotechnology Portfolio

Health Care Portfolio

Health Care Services Portfolio

Medical Equipment and Systems Portfolio

Pharmaceuticals Portfolio

Semi-Annual Report

August 31, 2017

Contents

Biotechnology Portfolio
Investment Summary
Investments
Financial Statements
Health Care Portfolio
Investment Summary
Investments
Financial Statements
Health Care Services Portfolio
Investment Summary
Investments
Financial Statements
Medical Equipment and Systems Portfolio
Investment Summary
Investments
Financial Statements
Pharmaceuticals Portfolio
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Biotechnology Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Amgen, Inc.	9.6	9.9
Celgene Corp.	6.1	5.5
Regeneron Pharmaceuticals, Inc.	5.3	4.7
Vertex Pharmaceuticals, Inc.	4.7	2.7
Alexion Pharmaceuticals, Inc.	4.6	5.9
Biogen, Inc.	4.0	4.1
Incyte Corp.	2.2	2.5
Gilead Sciences, Inc.	1.7	0.8
Portola Pharmaceuticals, Inc.	1.7	1.0
BioMarin Pharmaceutical, Inc.	1.7	1.9
	41.6

Top Industries (% of fund's net assets)

As of August 31, 2017
Biotechnology	91.8%
Pharmaceuticals	6.8%
Health Care Providers & Services	0.4%
Health Care Equipment & Supplies	0.3%
Health Care Technology	0.1%
All Others*	0.6%

As of February 28, 2017
Biotechnology	89.1%
Pharmaceuticals	9.4%
Health Care Equipment & Supplies	0.3%
Health Care Technology	0.1%
Health Care Providers & Services	0.1%
All Others*	1.0%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Biotechnology Portfolio

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
Biotechnology - 90.2%
Biotechnology - 90.2%
AbbVie, Inc.	397,440	$29,927,232
AC Immune SA	949,214	7,441,838
ACADIA Pharmaceuticals, Inc. (a)(b)	3,737,580	133,095,224
Acceleron Pharma, Inc. (a)(c)	2,693,805	104,411,882
Achaogen, Inc. (a)(b)	1,553,725	29,116,807
Achillion Pharmaceuticals, Inc. (a)	1,171,620	5,986,978
Acorda Therapeutics, Inc. (a)	2,148,911	44,697,349
Adamas Pharmaceuticals, Inc. (a)(b)(c)	1,442,133	30,198,265
Adaptimmune Therapeutics PLC sponsored ADR (a)(b)	1,814,225	12,699,575
ADMA Biologics, Inc. (a)(b)	333,300	1,149,885
Aduro Biotech, Inc. (a)(b)	1,678,515	20,393,957
Advanced Accelerator Applications SA sponsored ADR (a)	301,947	14,786,345
Advaxis, Inc. (a)	570,752	3,886,821
Adverum Biotechnologies, Inc. (a)	623,457	1,714,507
Agenus, Inc. (a)(b)	1,183,718	4,367,919
Agenus, Inc. warrants 1/9/18 (a)	1,548,000	15
Agios Pharmaceuticals, Inc. (a)	349,890	22,134,041
Aimmune Therapeutics, Inc. (a)(b)	1,596,271	34,319,827
Akebia Therapeutics, Inc. (a)	859,578	14,389,336
Alder Biopharmaceuticals, Inc. (a)	1,429,634	14,010,413
Aldeyra Therapeutics, Inc. (a)(c)	1,084,252	4,499,646
Alexion Pharmaceuticals, Inc. (a)	3,216,755	458,098,080
Alkermes PLC (a)	2,249,011	114,204,779
Alnylam Pharmaceuticals, Inc. (a)	1,811,378	155,289,436
AMAG Pharmaceuticals, Inc. (a)	687,477	11,480,866
Amarin Corp. PLC ADR (a)	1,403,031	4,756,275
Amgen, Inc.	5,324,258	946,493,337
Amicus Therapeutics, Inc. (a)(b)	3,953,862	55,116,836
Applied Genetic Technologies Corp. (a)	295,794	1,360,652
Aptevo Therapeutics, Inc. (a)	101,833	135,438
AquaBounty Technologies, Inc. (a)(b)	7,555	54,547
Ardelyx, Inc. (a)	1,835,888	9,454,823
Arena Pharmaceuticals, Inc. (a)(c)	2,267,082	52,550,961
Argenx SE ADR	590,392	12,173,883
Array BioPharma, Inc. (a)(b)	6,019,603	58,269,757
Ascendis Pharma A/S sponsored ADR (a)	142,632	3,987,991
Asterias Biotherapeutics, Inc. (a)(b)	596,713	2,058,660
Asterias Biotherapeutics, Inc. warrants 9/29/17 (a)(b)	119,342	27,449
Atara Biotherapeutics, Inc. (a)(b)	1,423,883	22,426,157
aTyr Pharma, Inc. (a)(b)	201,820	615,551
aTyr Pharma, Inc. (a)(d)	675,659	2,060,760
Audentes Therapeutics, Inc. (a)	689,847	14,479,889
Axovant Sciences Ltd. (a)	1,101,769	22,035,380
Bellicum Pharmaceuticals, Inc. (a)(b)(c)	2,029,817	21,982,918
BioCryst Pharmaceuticals, Inc. (a)	2,302,753	11,744,040
Biogen, Inc. (a)	1,232,983	390,313,098
Biohaven Pharmaceutical Holding Co. Ltd.	751,723	26,874,097
BioMarin Pharmaceutical, Inc. (a)	1,871,634	168,802,670
BioTime, Inc. warrants 10/1/18 (a)	30,113	6,318
Bioverativ, Inc.	833,785	47,267,272
bluebird bio, Inc. (a)	360,019	44,948,372
Blueprint Medicines Corp. (a)(c)	1,982,011	107,464,636
Calithera Biosciences, Inc. (a)	839,161	13,762,240
Cara Therapeutics, Inc. (a)(b)	973,275	13,947,031
Catalyst Pharmaceutical Partners, Inc. (a)	282,100	775,775
Celgene Corp. (a)	4,306,430	598,292,320
Celldex Therapeutics, Inc. (a)(b)	4,298,566	10,574,472
Chiasma, Inc. (a)(b)(c)	1,564,599	3,442,118
Chiasma, Inc. warrants (a)(c)	382,683	171,828
Chimerix, Inc. (a)	1,871,867	8,910,087
Cidara Therapeutics, Inc. (a)(c)	146,000	1,007,400
Cidara Therapeutics, Inc. (a)(c)(d)	1,066,786	7,360,823
Clovis Oncology, Inc. (a)	1,000,233	76,087,724
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	568,800	4,408,200
Corvus Pharmaceuticals, Inc. (a)(b)	674,548	10,907,441
Cytokinetics, Inc. (a)	1,765,958	26,224,476
CytomX Therapeutics, Inc. (a)(d)	287,485	4,967,741
DBV Technologies SA sponsored ADR (a)	461,100	20,362,176
Dicerna Pharmaceuticals, Inc. (a)(b)	683,098	2,384,012
Dynavax Technologies Corp. (a)(b)	1,102,187	19,784,257
Eagle Pharmaceuticals, Inc. (a)(b)	253,208	13,815,028
Edge Therapeutics, Inc. (a)(b)	39,243	414,014
Editas Medicine, Inc. (a)(b)	851,718	17,979,767
Emergent BioSolutions, Inc. (a)	117,467	4,385,043
Enanta Pharmaceuticals, Inc. (a)	236,928	10,154,734
Epizyme, Inc. (a)(b)(c)	4,317,622	74,910,742
Esperion Therapeutics, Inc. (a)(b)	1,062,872	52,527,134
Exact Sciences Corp. (a)(b)	1,647,700	69,022,153
Exelixis, Inc. (a)	4,822,440	141,008,146
Fate Therapeutics, Inc. (a)	1,760,366	6,654,183
Fibrocell Science, Inc. (a)	707,977	1,897,378
FibroGen, Inc. (a)	1,522,611	73,389,850
Five Prime Therapeutics, Inc. (a)	461,000	15,637,120
Foundation Medicine, Inc. (a)(b)	71,300	2,873,390
Galapagos Genomics NV sponsored ADR (a)	867,388	80,224,716
Genmab A/S (a)	240,971	56,237,560
Genocea Biosciences, Inc. (a)	21,563	105,012
Genomic Health, Inc. (a)	209,128	6,629,358
GenSight Biologics SA (a)	446,320	2,661,921
Geron Corp. (a)(b)(c)	15,808,751	34,304,990
Gilead Sciences, Inc.	2,022,781	169,326,998
Global Blood Therapeutics, Inc. (a)(b)	1,698,705	51,640,632
Halozyme Therapeutics, Inc. (a)(b)	3,985,950	51,857,210
Heron Therapeutics, Inc. (a)	929,179	15,331,454
Histogenics Corp. (a)(b)(c)	1,132,386	2,083,590
Idera Pharmaceuticals, Inc. (a)(b)	2,582,662	5,113,671
Ignyta, Inc. (a)	316,959	3,645,029
Immune Design Corp. (a)(b)	415,057	4,503,368
ImmunoGen, Inc. (a)(b)	3,576,147	29,896,589
Immunomedics, Inc. (a)(b)	4,176,597	52,792,186
Incyte Corp. (a)	1,578,559	216,909,792
Insys Therapeutics, Inc. (a)(b)	174,390	1,593,925
Intellia Therapeutics, Inc. (a)(b)	594,861	12,509,927
Intercept Pharmaceuticals, Inc. (a)(b)	869,868	101,435,307
Intrexon Corp. (a)(b)	227,753	4,493,567
Ionis Pharmaceuticals, Inc. (a)(b)	2,570,377	137,823,615
Iovance Biotherapeutics, Inc.(a)	1,167,382	6,712,447
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	3,857,710	61,530,475
Jounce Therapeutics, Inc. (b)(c)	1,817,177	30,873,837
Juno Therapeutics, Inc. (a)	1,332,327	54,985,135
Karyopharm Therapeutics, Inc. (a)(c)	2,961,111	30,262,554
Keryx Biopharmaceuticals, Inc. (a)(b)	1,888,425	13,615,544
Kura Oncology, Inc. (a)(b)(c)	1,708,717	12,302,762
La Jolla Pharmaceutical Co. (a)(b)(c)	1,189,798	40,631,602
Lexicon Pharmaceuticals, Inc. (a)(b)	2,173,504	32,906,851
Ligand Pharmaceuticals, Inc. Class B (a)(b)	341,601	44,022,121
Loxo Oncology, Inc. (a)(b)	1,407,136	117,355,142
Macrogenics, Inc. (a)(c)	2,940,497	55,604,798
MediciNova, Inc. (a)(b)	794,520	4,306,298
Merrimack Pharmaceuticals, Inc. (b)	2,833,462	3,853,508
MiMedx Group, Inc. (a)(b)	45,164	734,818
Minerva Neurosciences, Inc. (a)(b)(c)	3,851,214	23,299,845
Miragen Therapeutics, Inc. (a)(b)(c)	2,466,347	22,197,123
Molecular Templates, Inc. (a)(b)	33,358	192,142
Momenta Pharmaceuticals, Inc. (a)	1,203,956	20,286,659
NantKwest, Inc. (a)(b)	314,343	1,958,357
Neurocrine Biosciences, Inc. (a)	2,310,351	130,765,867
NewLink Genetics Corp. (a)(b)	540,264	4,386,944
Novavax, Inc. (a)(b)	6,114,921	6,420,667
Novelion Therapeutics, Inc. (a)	462,707	3,289,847
Opko Health, Inc. (a)(b)	1,011,167	6,471,469
Oragenics, Inc. (a)	1,558,058	498,579
Osiris Therapeutics, Inc. (a)(b)	62,695	388,709
OvaScience, Inc. (a)	666,191	932,667
Ovid Therapeutics, Inc.	495,000	4,662,900
Ovid Therapeutics, Inc.	483,349	4,325,490
Portola Pharmaceuticals, Inc. (a)	2,663,375	168,991,144
Progenics Pharmaceuticals, Inc. (a)(b)	1,999,848	13,458,977
Protagonist Therapeutics, Inc.	572,963	9,356,486
Proteostasis Therapeutics, Inc. (a)	674,200	1,463,014
Prothena Corp. PLC (a)	769,935	47,304,806
PTC Therapeutics, Inc. (a)(b)	897,445	18,621,984
Puma Biotechnology, Inc. (a)(b)	1,086,225	100,475,813
Radius Health, Inc. (a)(b)(c)	2,603,915	97,985,321
Regeneron Pharmaceuticals, Inc. (a)	1,056,563	525,006,155
REGENXBIO, Inc. (a)	1,321,108	30,055,207
Regulus Therapeutics, Inc. (a)(b)	4,440,151	4,440,151
Repligen Corp. (a)	950,386	41,503,357
Retrophin, Inc. (a)	1,465,503	35,758,273
Sage Therapeutics, Inc. (a)(b)	1,122,593	92,333,274
Sangamo Therapeutics, Inc. (a)	1,373,531	18,336,639
Sarepta Therapeutics, Inc. (a)(b)	838,586	33,786,630
Seattle Genetics, Inc. (a)	2,173,190	114,157,671
Selecta Biosciences, Inc. (a)(b)	226,900	4,050,165
Seres Therapeutics, Inc. (a)(c)	1,028,440	14,429,013
Seres Therapeutics, Inc. (a)(c)(d)	1,292,035	18,127,251
Sienna Biopharmaceuticals, Inc.	187,284	4,685,846
Spark Therapeutics, Inc. (a)	1,446,320	119,075,526
Spectrum Pharmaceuticals, Inc. (a)	1,158,000	11,302,080
Stemline Therapeutics, Inc. (a)(c)	2,032,699	18,395,926
Syndax Pharmaceuticals, Inc. (a)	910,945	10,566,962
Synlogic, Inc. (a)	15,000	192,000
Syros Pharmaceuticals, Inc. (a)(b)	557,661	10,913,426
Syros Pharmaceuticals, Inc. (d)	303,621	5,941,863
TESARO, Inc. (a)(b)	935,107	120,759,718
TG Therapeutics, Inc. (a)(b)(c)	5,049,511	64,128,790
Tocagen, Inc. (b)	616,400	8,574,124
Trevena, Inc. (a)	1,105,549	2,653,318
Ultragenyx Pharmaceutical, Inc. (a)(b)	1,624,821	92,712,286
United Therapeutics Corp. (a)	308,125	40,302,750
Vanda Pharmaceuticals, Inc. (a)	1,146,692	19,723,102
Versartis, Inc. (a)(c)	2,288,570	43,482,830
Vertex Pharmaceuticals, Inc. (a)	2,876,008	461,714,324
Vical, Inc. (a)	484,784	1,144,090
Vital Therapies, Inc. (a)(b)(c)	2,369,791	7,109,373
Voyager Therapeutics, Inc. (a)(c)	2,422,574	23,353,613
Xencor, Inc. (a)	1,784,543	38,581,820
Zafgen, Inc. (a)(c)	2,712,346	9,791,569
Zealand Pharma A/S (a)(b)	400,644	7,631,498
Zealand Pharma A/S sponsored ADR (b)	120,146	2,258,745
		8,903,334,077
Capital Markets - 0.1%
Asset Management & Custody Banks - 0.1%
RPI International Holdings LP (a)(e)(f)	54,958	7,441,588
Health Care Equipment & Supplies - 0.3%
Health Care Equipment - 0.3%
Bellerophon Therapeutics, Inc. (a)(b)	876,970	964,667
Novocure Ltd. (a)(b)	413,389	8,474,475
Novocure Ltd. (a)(d)	701,713	14,385,117
Vermillion, Inc. (a)(b)(c)	4,260,663	5,411,042
Zosano Pharma Corp. (a)(b)	1,158,216	972,901
		30,208,202
Health Care Providers & Services - 0.2%
Health Care Services - 0.2%
G1 Therapeutics, Inc.	840,300	15,831,252
Health Care Technology - 0.0%
Health Care Technology - 0.0%
NantHealth, Inc. (a)(b)	107,400	297,498
Personal Products - 0.0%
Personal Products - 0.0%
MYOS Corp. (a)	33,334	41,668
Pharmaceuticals - 6.8%
Pharmaceuticals - 6.8%
Adimab LLC (a)(e)(f)(g)	1,954,526	66,962,061
Afferent Pharmaceuticals, Inc. rights 12/31/24 (f)	8,274,568	8,274,568
Akcea Therapeutics, Inc.	399,467	7,450,060
Aradigm Corp. (a)(b)	11,945	16,006
Aradigm Corp. (a)	148,009	198,332
Avexis, Inc. (a)	864,181	80,671,296
Axsome Therapeutics, Inc. (a)(b)	864,552	4,409,215
Cempra, Inc. (a)(b)(c)	3,933,074	11,995,876
Clementia Pharmaceuticals, Inc.	390,500	6,376,865
Corcept Therapeutics, Inc. (a)	185,022	3,084,317
Dermira, Inc. (a)(b)	1,482,491	34,971,963
Dova Pharmaceuticals, Inc. (b)	1,203,845	29,734,972
Egalet Corp. (a)(b)	1,207,531	1,461,113
GW Pharmaceuticals PLC ADR (a)(b)	566,898	59,989,146
Horizon Pharma PLC (a)	437,240	5,981,443
Intra-Cellular Therapies, Inc. (a)	529,782	9,774,478
Jazz Pharmaceuticals PLC (a)	345,713	51,635,694
Kala Pharmaceuticals, Inc.	468,500	11,853,050
Kolltan Pharmaceuticals, Inc. rights (f)	10,639,609	1,276,753
MyoKardia, Inc. (a)	1,273,154	55,191,226
Nektar Therapeutics (a)	87,871	1,847,927
NeurogesX, Inc. (a)(c)(f)	2,550,000	26
Ocular Therapeutix, Inc. (a)(b)	1,061,528	6,645,165
Pacira Pharmaceuticals, Inc. (a)	332,435	12,665,774
Paratek Pharmaceuticals, Inc. (a)	1,028,132	28,993,322
Reata Pharmaceuticals, Inc. (a)	343,197	10,381,709
Repros Therapeutics, Inc. (a)(b)	913,890	270,329
Stemcentrx, Inc. rights 12/31/21 (f)	876,163	2,575,919
Tetraphase Pharmaceuticals, Inc. (a)	962,603	6,718,969
The Medicines Company (a)(b)	1,176,508	43,166,079
TherapeuticsMD, Inc. (a)	4,758,642	28,551,852
Theravance Biopharma, Inc. (a)(b)	786,100	25,681,887
UroGen Pharma Ltd. (c)	602,330	14,365,571
WAVE Life Sciences (a)(b)	1,174,761	27,606,884
Zogenix, Inc. (a)(b)	752,013	8,911,354
		669,691,201
Software - 0.0%
Application Software - 0.0%
Precipio, Inc. (e)	7,883	17,973
TOTAL COMMON STOCKS
(Cost $6,323,274,339)		9,626,863,459

Preferred Stocks - 1.9%
Convertible Preferred Stocks - 1.8%
Biotechnology - 1.5%
Biotechnology - 1.5%
23andMe, Inc. Series E (a)(e)(f)	1,505,457	20,902,066
Axcella Health, Inc. Series C (a)(e)(f)	1,642,272	16,554,102
Immunocore Ltd. Series A (a)(e)(f)	73,318	24,860,424
Moderna Therapeutics, Inc.:
Series D (e)(f)	2,074,940	14,960,317
Series E (e)(f)	2,698,970	19,459,574
Scholar Rock LLC Series B (a)(e)(f)	4,276,340	13,812,578
Translate Bio Series B (a)(e)(f)	5,634,091	16,169,841
Twist Bioscience Corp.:
Series C (a)(e)(f)	8,133,875	17,452,856
Series D (a)(e)(f)	1,976,343	4,240,639
		148,412,397
Health Care Providers & Services - 0.2%
Health Care Services - 0.2%
Allena Pharmaceuticals, Inc. Series C (a)(e)(f)	6,041,631	16,312,404
Health Care Technology - 0.1%
Health Care Technology - 0.1%
Codiak Biosciences, Inc.:
Series A (a)(e)(f)	856,366	2,826,008
Series B (a)(e)(f)	2,783,187	9,184,517
		12,010,525
Pharmaceuticals - 0.0%
Pharmaceuticals - 0.0%
Afferent Pharmaceuticals, Inc. Series C (a)(e)(f)	8,274,568	3,971,793

TOTAL CONVERTIBLE PREFERRED STOCKS		180,707,119

Nonconvertible Preferred Stocks - 0.1%
Biotechnology - 0.1%
Biotechnology - 0.1%
Yumanity Holdings LLC Class A (a)(e)(f)	588,700	6,581,666
TOTAL PREFERRED STOCKS
(Cost $135,994,537)		187,288,785

Money Market Funds - 10.8%
Fidelity Cash Central Fund, 1.11% (h)	43,392,732	43,401,410
Fidelity Securities Lending Cash Central Fund 1.11% (h)(i)	1,021,576,783	1,021,678,941
TOTAL MONEY MARKET FUNDS
(Cost $1,064,983,574)		1,065,080,351
TOTAL INVESTMENT IN SECURITIES - 110.3%
(Cost $7,524,252,450)		10,879,232,595
NET OTHER ASSETS (LIABILITIES) - (10.3)%		(1,012,263,557)
NET ASSETS - 100%		$9,866,969,038

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $52,843,555 or 0.5% of net assets.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $261,710,407 or 2.7% of net assets.

 (f) Level 3 instrument

 (g) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series E	6/18/15	$16,299,991
Adimab LLC	9/17/14 - 6/5/15	$31,094,459
Afferent Pharmaceuticals, Inc. Series C	7/1/15	$3,723,556
Allena Pharmaceuticals, Inc. Series C	11/25/15	$16,010,322
Axcella Health, Inc. Series C	1/30/15	$16,554,102
Codiak Biosciences, Inc. Series A	11/12/15	$856,366
Codiak Biosciences, Inc. Series B	11/12/15	$8,349,561
Immunocore Ltd. Series A	7/27/15	$13,796,921
Moderna Therapeutics, Inc. Series D	11/6/13	$9,158,071
Moderna Therapeutics, Inc. Series E	12/18/14	$11,912,324
Precipio, Inc.	2/3/12	$2,828,200
RPI International Holdings LP	5/21/15	$6,479,548
Scholar Rock LLC Series B	12/17/15	$12,829,020
Translate Bio Series B	7/17/15	$6,084,818
Twist Bioscience Corp. Series C	5/29/15	$12,199,999
Twist Bioscience Corp. Series D	1/8/16	$4,240,639
Yumanity Holdings LLC Class A	2/8/16	$3,978,847

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$225,103
Fidelity Securities Lending Cash Central Fund	5,469,595
Total	$5,694,698

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Acceleron Pharma, Inc.	$98,051,765	$--	$33,053,739	$--	$(10,172,465)	$49,586,320	$104,411,882
Acorda Therapeutics, Inc.	62,530,736	--	5,488,014	--	(1,617,371)	(10,728,002)	--
Adamas Pharmaceuticals, Inc.	32,978,322	--	5,945,750	--	(727,498)	3,893,191	30,198,265
Alder Biopharmaceuticals, Inc.	67,312,513	3,848,000	23,207,985	--	(40,788,872)	6,846,758	--
Aldeyra Therapeutics, Inc.	5,663,057	--	275,178	--	(203,221)	(685,012)	4,499,646
Arena Pharmaceuticals, Inc.	--	57,852,519	--	--	--	(5,301,558)	52,550,961
Atara Biotherapeutics, Inc.	28,569,877	--	7,752,326	--	(12,411,501)	14,020,107	--
Avexis, Inc.	89,004,815	--	46,314,182	--	25,913,948	12,066,716	--
Axsome Therapeutics, Inc.	6,093,929	--	2,292,706	--	(1,980,251)	2,588,243	--
Bellicum Pharmaceuticals, Inc.	12,222,396	13,883,147	285,696	--	(485,197)	(3,351,732)	21,982,918
Blueprint Medicines Corp.	55,635,200	20,993,071	--	--	--	30,836,366	107,464,636
Cempra, Inc.	14,107,872	--	778,040	--	(6,638,553)	5,304,597	11,995,876
Chiasma, Inc.	2,641,278	--	136,949	--	(1,671,809)	2,609,598	3,442,118
Chiasma, Inc. warrants	105,173	--	--	--	--	66,656	171,828
Cidara Therapeutics, Inc.	1,051,200	--	--	--	--	(43,800)	1,007,400
Cidara Therapeutics, Inc.	7,680,859	--	--	--	--	(320,036)	7,360,823
Cytokinetics, Inc.	23,813,727	3,369,062	15,552,012	--	4,461,994	10,131,706	--
Cytokinetics, Inc. warrants 6/25/17	3,409,874	--	--	--	--	(3,409,874)	--
Egalet Corp.	10,675,696	--	4,421,617	--	(7,507,095)	2,714,130	--
Epizyme, Inc.	81,256,291	--	22,095,994	--	(23,386,790)	39,137,235	74,910,742
Fibrocell Science, Inc.	--	--	313,811	--	(456,969)	(3,412,442)	--
Fibrocell Science, Inc.	1,702,568	--	--	--	--	4,378,032	--
Geron Corp.	33,988,815	--	--	--	--	316,175	34,304,990
Global Blood Therapeutics, Inc.	68,660,137	--	22,645,080	--	15,936,892	(10,311,317)	--
Histogenics Corp.	1,891,085	--	--	--	--	192,506	2,083,590
Jounce Therapeutics, Inc.	--	--	1,766,090	--	517,681	15,719,665	30,873,837
Jounce Therapeutics, Inc.	35,864,035	--	--	--	--	(19,461,455)	--
Karyopharm Therapeutics, Inc.	32,829,502	--	1,796,934	--	(5,734,966)	4,964,953	30,262,554
Kura Oncology, Inc.	15,816,712	--	1,685,213	--	201,213	(2,029,950)	12,302,762
La Jolla Pharmaceutical Co.	38,332,223	1,652,643	--	--	--	646,736	40,631,602
Loxo Oncology, Inc.	86,708,884	140,955	41,396,772	--	25,817,986	46,084,090	--
Macrogenics, Inc.	62,162,107	--	--	--	--	(6,557,308)	55,604,798
Minerva Neurosciences, Inc.	29,051,873	4,115,250	--	--	--	(9,867,278)	23,299,845
Miragen Therapeutics, Inc.	32,333,809	--	--	--	--	(10,136,686)	22,197,123
MyoKardia, Inc.	32,129,339	--	18,593,273	--	4,576,251	37,078,910	--
NeurogesX, Inc.	26	--	--	--	--	--	26
Paratek Pharmaceuticals, Inc.	19,671,688	--	6,570,991	--	3,254,981	12,637,644	--
Radius Health, Inc.	133,725,306	--	24,471,960	--	(1,312,132)	(9,955,893)	97,985,321
Seres Therapeutics, Inc.	9,955,299	--	--	--	--	4,473,714	14,429,013
Seres Therapeutics, Inc.	12,506,899	--	--	--	--	5,620,352	18,127,251
Stemline Therapeutics, Inc.	14,228,893	--	--	--	--	4,167,033	18,395,926
Syndax Pharmaceuticals, Inc.	11,352,881	930,086	1,876,944	--	(268,640)	429,578	--
TG Therapeutics, Inc.	16,717,918	21,596,708	--	--	--	25,814,164	64,128,790
UroGen Pharma Ltd.	--	7,830,290	--	--	--	6,535,281	14,365,571
Vermillion, Inc.	9,842,132	--	--	--	--	(4,431,090)	5,411,042
Versartis, Inc.	58,725,590	--	7,515,206	--	(4,868,732)	(2,858,821)	43,482,830
Vital Therapies, Inc.	5,541,828	4,712,000	--	--	--	(3,144,455)	7,109,373
Voyager Therapeutics, Inc.	34,640,913	--	2,741,529	--	(803,488)	(7,742,283)	23,353,613
WAVE Life Sciences	42,795,006	--	4,504,147	--	552,147	(11,236,123)	--
Zafgen, Inc.	10,768,014	--	--	--	--	(976,445)	9,791,569
Zosano Pharma Corp.	3,155,743	--	16,129	--	(196,171)	(1,970,541)	--
Total	$1,457,903,805	$140,923,731	$303,494,267	$--	$(39,998,628)	$220,928,355	$988,138,521

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$9,626,863,459	$9,535,835,211	$4,497,333	$86,530,915
Preferred Stocks	187,288,785	--	--	187,288,785
Money Market Funds	1,065,080,351	1,065,080,351	--	--
Total Investments in Securities:	$10,879,232,595	$10,600,915,562	$4,497,333	$273,819,700

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Other Investments in Securities
Beginning Balance	$67,962,514
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	18,587,059
Cost of Purchases	--
Proceeds of Sales	(18,658)
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$86,530,915
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2017	$18,587,059
Preferred Stocks
Beginning Balance	$178,837,945
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	14,925,062
Cost of Purchases	--
Proceeds of Sales	(6,474,222)
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$187,288,785
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2017	$15,465,447

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Biotechnology Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,017,423,315) — See accompanying schedule: Unaffiliated issuers (cost $5,351,035,235)	$8,826,013,723
Fidelity Central Funds (cost $1,064,983,574)	1,065,080,351
Other affiliated issuers (cost $1,108,233,641)	988,138,521
Total Investment in Securities (cost $7,524,252,450)		$10,879,232,595
Cash		37,242
Receivable for investments sold		23,186,327
Receivable for fund shares sold		9,677,867
Dividends receivable		6,243,865
Distributions receivable from Fidelity Central Funds		1,042,615
Other receivables		614,060
Total assets		10,920,034,571
Liabilities
Payable for investments purchased	$987,762
Payable for fund shares redeemed	24,305,639
Accrued management fee	4,217,066
Other affiliated payables	1,438,529
Other payables and accrued expenses	564,407
Collateral on securities loaned	1,021,552,130
Total liabilities		1,053,065,533
Net Assets		$9,866,969,038
Net Assets consist of:
Paid in capital		$6,582,447,960
Accumulated net investment loss		(13,353,253)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(57,112,633)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,354,986,964
Net Assets, for 43,227,443 shares outstanding		$9,866,969,038
Net Asset Value, offering price and redemption price per share ($9,866,969,038 ÷ 43,227,443 shares)		$228.26

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2017 (Unaudited)
Investment Income
Dividends		$18,591,443
Income from Fidelity Central Funds (including $5,469,595 from security lending)		5,694,698
Total income		24,286,141
Expenses
Management fee	$25,277,493
Transfer agent fees	7,946,035
Accounting and security lending fees	759,354
Custodian fees and expenses	113,810
Independent trustees' fees and expenses	106,729
Registration fees	68,806
Audit	41,492
Legal	70,330
Miscellaneous	73,676
Total expenses before reductions	34,457,725
Expense reductions	(219,207)	34,238,518
Net investment income (loss)		(9,952,377)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	172,114,094
Fidelity Central Funds	1,425
Other affiliated issuers	(39,998,628)
Foreign currency transactions	25,323
Total net realized gain (loss)		132,142,214
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	736,297,601
Fidelity Central Funds	(108,008)
Other Affiliated issuers	220,928,355
Assets and liabilities in foreign currencies	(6,887)
Total change in net unrealized appreciation (depreciation)		957,111,061
Net gain (loss)		1,089,253,275
Net increase (decrease) in net assets resulting from operations		$1,079,300,898

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(9,952,377)	$(42,688,123)
Net realized gain (loss)	132,142,214	(142,401,947)
Change in net unrealized appreciation (depreciation)	957,111,061	2,691,756,572
Net increase (decrease) in net assets resulting from operations	1,079,300,898	2,506,666,502
Distributions to shareholders from net realized gain	–	(351,244,588)
Share transactions
Proceeds from sales of shares	593,072,525	1,517,002,797
Reinvestment of distributions	–	335,307,225
Cost of shares redeemed	(1,379,085,133)	(4,158,007,769)
Net increase (decrease) in net assets resulting from share transactions	(786,012,608)	(2,305,697,747)
Redemption fees	–	358,003
Total increase (decrease) in net assets	293,288,290	(149,917,830)
Net Assets
Beginning of period	9,573,680,748	9,723,598,578
End of period	$9,866,969,038	$9,573,680,748
Other Information
Accumulated net investment loss end of period	$(13,353,253)	$(3,400,876)
Shares
Sold	2,846,394	8,341,359
Issued in reinvestment of distributions	–	1,903,424
Redeemed	(6,731,248)	(23,151,337)
Net increase (decrease)	(3,884,854)	(12,906,554)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Biotechnology Portfolio

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$203.21	$162.01	$248.00	$221.45	$120.51	$97.78
Income from Investment Operations
Net investment income (loss)B	(.22)	(.78)	(.95)	(.87)	(.54)	(.16)
Net realized and unrealized gain (loss)	25.27	47.93	(69.22)	51.24	101.91	29.36
Total from investment operations	25.05	47.15	(70.17)	50.37	101.37	29.20
Distributions from net realized gain	–	(5.96)	(15.84)	(23.84)	(.46)	(6.48)
Total distributions	–	(5.96)	(15.84)	(23.84)	(.46)	(6.48)
Redemption fees added to paid in capitalB	–	.01	.02	.02	.03	.01
Net asset value, end of period	$228.26	$203.21	$162.01	$248.00	$221.45	$120.51
Total ReturnC,D	12.33%	29.67%	(30.35)%	24.21%	84.25%	31.78%
Ratios to Average Net AssetsE,F
Expenses before reductions	.74%G	.75%	.73%	.74%	.76%	.81%
Expenses net of fee waivers, if any	.74%G	.75%	.73%	.74%	.76%	.80%
Expenses net of all reductions	.74%G	.74%	.73%	.74%	.75%	.79%
Net investment income (loss)	(.21)%G	(.43)%	(.39)%	(.41)%	(.32)%	(.15)%
Supplemental Data
Net assets, end of period (000 omitted)	$9,866,969	$9,573,681	$9,723,599	$13,277,052	$11,033,313	$3,450,725
Portfolio turnover rateH	22%G	28%	35%	61%	35%	42%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Health Care Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Amgen, Inc.	9.5	9.1
UnitedHealth Group, Inc.	7.6	5.2
Allergan PLC	7.0	7.5
Boston Scientific Corp.	5.3	5.2
Becton, Dickinson & Co.	4.6	0.0
Intuitive Surgical, Inc.	3.5	2.5
Cigna Corp.	3.3	2.0
Medtronic PLC	2.8	7.1
Humana, Inc.	2.6	2.5
CVS Health Corp.	2.2	0.0
	48.4

Top Industries (% of fund's net assets)

As of August 31, 2017
Biotechnology	29.0%
Health Care Equipment & Supplies	22.9%
Health Care Providers & Services	21.3%
Pharmaceuticals	17.2%
Health Care Technology	3.4%
All Others*	6.2%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

As of February 28, 2017
Biotechnology	30.2%
Health Care Equipment & Supplies	23.2%
Health Care Providers & Services	20.5%
Pharmaceuticals	18.6%
Health Care Technology	3.0%
All Others*	4.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Health Care Portfolio

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
Biotechnology - 28.8%
Biotechnology - 28.8%
Ablynx NV (a)(b)	2,200,000	$31,427,880
AC Immune SA (b)	800,000	6,272,000
Acorda Therapeutics, Inc. (a)	1,399,700	29,113,760
Advanced Accelerator Applications SA sponsored ADR (a)	506,500	24,803,305
Advaxis, Inc. (a)(b)	1,800,000	12,258,000
Alexion Pharmaceuticals, Inc. (a)	628,000	89,433,480
Alnylam Pharmaceuticals, Inc. (a)	611,783	52,448,157
Amgen, Inc.	3,700,000	657,749,000
Amicus Therapeutics, Inc. (a)(b)	4,215,500	58,764,070
AnaptysBio, Inc.	309,134	8,646,478
Ascendis Pharma A/S sponsored ADR (a)	671,696	18,780,620
Audentes Therapeutics, Inc. (a)	317,000	6,653,830
BeiGene Ltd. ADR (a)	292,757	20,176,812
Biogen, Inc. (a)	372,000	117,760,320
BioMarin Pharmaceutical, Inc. (a)	800,000	72,152,000
Bioverativ, Inc.	1,200,000	68,028,000
bluebird bio, Inc. (a)	217,400	27,142,390
Blueprint Medicines Corp. (a)	915,594	49,643,507
Calithera Biosciences, Inc. (a)	720,000	11,808,000
Cellectis SA sponsored ADR (a)(b)	684,600	19,689,096
Curis, Inc. (a)	2,600,000	5,304,000
Cytokinetics, Inc. (a)	900,000	13,365,000
CytomX Therapeutics, Inc. (a)	428,977	7,412,723
Five Prime Therapeutics, Inc. (a)	357,600	12,129,792
Heron Therapeutics, Inc. (a)(b)	694,643	11,461,610
Insmed, Inc. (a)	2,640,000	32,788,800
Intercept Pharmaceuticals, Inc. (a)	287,485	33,523,626
La Jolla Pharmaceutical Co. (a)	331,617	11,324,721
Loxo Oncology, Inc. (a)	500,000	41,700,000
Momenta Pharmaceuticals, Inc. (a)	45,932	773,954
Neurocrine Biosciences, Inc. (a)	972,449	55,040,613
Proteostasis Therapeutics, Inc. (a)	305,964	663,942
Prothena Corp. PLC (a)	418,350	25,703,424
Puma Biotechnology, Inc. (a)(b)	350,000	32,375,000
Regeneron Pharmaceuticals, Inc. (a)	90,000	44,721,000
Spark Therapeutics, Inc. (a)	524,126	43,151,294
TESARO, Inc. (a)(b)	800,000	103,312,000
Vertex Pharmaceuticals, Inc. (a)	728,000	116,873,120
Xencor, Inc. (a)	1,078,212	23,310,943
		1,997,686,267
Capital Markets - 0.4%
Asset Management & Custody Banks - 0.4%
RPI International Holdings LP (a)(c)(d)	199,753	27,047,555
Diversified Consumer Services - 0.3%
Specialized Consumer Services - 0.3%
Carriage Services, Inc.	736,300	18,031,987
Food & Staples Retailing - 2.2%
Drug Retail - 2.2%
CVS Health Corp.	2,000,000	154,680,000
Health Care Equipment & Supplies - 22.9%
Health Care Equipment - 22.9%
Atricure, Inc. (a)	1,630,000	36,560,900
Becton, Dickinson & Co.	1,600,000	319,104,000
Boston Scientific Corp. (a)	13,400,000	369,170,000
DexCom, Inc. (a)	1,500,000	111,915,000
Genmark Diagnostics, Inc. (a)	2,697,037	26,269,140
Insulet Corp. (a)	1,237,817	71,867,655
Integra LifeSciences Holdings Corp. (a)	1,120,000	57,108,800
Intuitive Surgical, Inc. (a)	244,000	245,139,480
Medtronic PLC	2,400,000	193,488,000
Penumbra, Inc. (a)(b)	900,000	77,400,000
Wright Medical Group NV (a)	2,900,000	85,840,000
		1,593,862,975
Health Care Providers & Services - 21.2%
Health Care Distributors & Services - 0.9%
Amplifon SpA	1,600,000	23,142,348
EBOS Group Ltd.	3,060,000	37,833,718
		60,976,066
Health Care Facilities - 2.3%
HCA Holdings, Inc. (a)	800,000	62,928,000
Tenet Healthcare Corp. (a)	1,672,000	28,708,240
Universal Health Services, Inc. Class B	600,000	64,878,000
		156,514,240
Health Care Services - 2.2%
American Renal Associates Holdings, Inc. (a)	800,000	11,464,000
Premier, Inc. (a)	720,000	24,120,000
Teladoc, Inc. (a)(b)	2,635,330	88,415,322
United Drug PLC (United Kingdom)	2,700,000	29,222,767
		153,222,089
Managed Health Care - 15.8%
Aetna, Inc.	860,000	135,622,000
Anthem, Inc.	128,000	25,093,120
Cigna Corp.	1,280,000	233,036,800
Humana, Inc.	700,000	180,334,000
UnitedHealth Group, Inc.	2,650,000	527,085,000
		1,101,170,920

TOTAL HEALTH CARE PROVIDERS & SERVICES		1,471,883,315

Health Care Technology - 3.4%
Health Care Technology - 3.4%
athenahealth, Inc. (a)(b)	691,528	97,457,041
Castlight Health, Inc. (a)	1,875,650	7,315,035
Castlight Health, Inc. Class B (a)(b)	2,862,066	11,162,057
Cerner Corp. (a)	624,977	42,360,941
Evolent Health, Inc. (a)(b)	1,850,000	30,895,000
HealthStream, Inc. (a)	670,000	15,738,300
Medidata Solutions, Inc. (a)	430,000	32,232,800
		237,161,174
Internet Software & Services - 0.8%
Internet Software & Services - 0.8%
Benefitfocus, Inc. (a)(b)(e)	1,780,000	54,913,000
Life Sciences Tools & Services - 0.9%
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	1,000,000	64,720,000
Pharmaceuticals - 17.2%
Pharmaceuticals - 17.2%
Aclaris Therapeutics, Inc. (a)	190,000	4,926,700
Allergan PLC	2,120,000	486,497,600
AstraZeneca PLC (United Kingdom)	400,000	23,451,129
Avexis, Inc. (a)	64,800	6,049,080
Bristol-Myers Squibb Co.	1,770,000	107,049,600
Dechra Pharmaceuticals PLC	2,028,000	50,166,642
Eisai Co. Ltd.	700,000	36,255,969
GlaxoSmithKline PLC	4,000,000	79,359,055
Jazz Pharmaceuticals PLC (a)	550,000	82,148,000
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	5,280,000	43,378,382
Mallinckrodt PLC (a)	720,000	29,577,600
Merck & Co., Inc.	1,000,000	63,860,000
Sanofi SA	650,000	63,375,222
The Medicines Company (a)(b)	960,690	35,247,716
TherapeuticsMD, Inc. (a)(b)	6,900,000	41,400,000
Theravance Biopharma, Inc. (a)(b)	1,285,735	42,004,962
		1,194,747,657
TOTAL COMMON STOCKS
(Cost $5,080,487,272)		6,814,733,930

Convertible Preferred Stocks - 0.6%
Biotechnology - 0.2%
Biotechnology - 0.2%
10X Genomics, Inc. Series C (a)(c)(d)	2,958,778	13,250,000
Health Care Providers & Services - 0.1%
Health Care Services - 0.1%
1Life Healthcare, Inc. Series G (a)(c)(d)	1,639,892	11,840,020
Software - 0.3%
Application Software - 0.3%
Outset Medical, Inc. Series B (a)(c)(d)	8,159,125	21,144,372
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $42,550,001)		46,234,392

Money Market Funds - 4.8%
Fidelity Cash Central Fund, 1.11% (f)	89,378,227	89,396,103
Fidelity Securities Lending Cash Central Fund 1.11% (f)(g)	244,882,918	244,907,406
TOTAL MONEY MARKET FUNDS
(Cost $334,291,947)		334,303,509
TOTAL INVESTMENT IN SECURITIES - 103.5%
(Cost $5,457,329,220)		7,195,271,831
NET OTHER ASSETS (LIABILITIES) - (3.5)%		(246,363,393)
NET ASSETS - 100%		$6,948,908,438

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 instrument

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $73,281,947 or 1.1% of net assets.

 (e) Affiliated company

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
10X Genomics, Inc. Series C	2/23/16 - 4/3/17	$13,250,000
1Life Healthcare, Inc. Series G	4/10/14	$10,800,001
Outset Medical, Inc. Series B	5/5/15	$18,500,000
RPI International Holdings LP	5/21/15 - 3/23/16	$26,504,031

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$283,266
Fidelity Securities Lending Cash Central Fund	1,667,183
Total	$1,950,449

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Benefitfocus, Inc.	$26,550,000	$23,366,028	$--	$--	$--	$4,996,972	$54,913,000
Genmark Diagnostics, Inc.	28,300,000	2,299,259	--	--	--	(4,330,118)	--
Total	$54,850,000	$25,665,287	$--	$--	$--	$666,854	$54,913,000

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$6,814,733,930	$6,621,500,969	$166,185,406	$27,047,555
Convertible Preferred Stocks	46,234,392	--	--	46,234,392
Money Market Funds	334,303,509	334,303,509	--	--
Total Investments in Securities:	$7,195,271,831	$6,955,804,478	$166,185,406	$73,281,947

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$67,022,431
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	3,009,516
Cost of Purchases	3,250,000
Proceeds of Sales	--
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$73,281,947
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2017	$3,009,516

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	79.1%
Ireland	12.2%
United Kingdom	2.2%
France	1.5%
Netherlands	1.3%
Others (Individually Less Than 1%)	3.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Health Care Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $239,717,698) — See accompanying schedule: Unaffiliated issuers (cost $5,071,422,796)	$6,806,055,322
Fidelity Central Funds (cost $334,291,947)	334,303,509
Other affiliated issuers (cost $51,614,477)	54,913,000
Total Investment in Securities (cost $5,457,329,220)		$7,195,271,831
Receivable for investments sold		32,132,024
Receivable for fund shares sold		5,160,720
Dividends receivable		7,419,535
Distributions receivable from Fidelity Central Funds		373,103
Other receivables		473,710
Total assets		7,240,830,923
Liabilities
Payable for investments purchased	$33,650,960
Payable for fund shares redeemed	8,857,191
Accrued management fee	3,077,030
Other affiliated payables	1,007,084
Other payables and accrued expenses	441,659
Collateral on securities loaned	244,888,561
Total liabilities		291,922,485
Net Assets		$6,948,908,438
Net Assets consist of:
Paid in capital		$5,090,796,934
Undistributed net investment income		8,405,946
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		111,767,043
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,737,938,515
Net Assets, for 30,267,208 shares outstanding		$6,948,908,438
Net Asset Value, offering price and redemption price per share ($6,948,908,438 ÷ 30,267,208 shares)		$229.59

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2017 (Unaudited)
Investment Income
Dividends		$31,125,469
Income from Fidelity Central Funds (including $1,667,183 from security lending)		1,950,449
Total income		33,075,918
Expenses
Management fee	$18,156,387
Transfer agent fees	5,367,494
Accounting and security lending fees	595,139
Custodian fees and expenses	77,868
Independent trustees' fees and expenses	75,692
Appreciation in deferred trustee compensation account	546
Registration fees	64,871
Audit	30,763
Legal	48,581
Interest	2,252
Miscellaneous	54,218
Total expenses before reductions	24,473,811
Expense reductions	(157,749)	24,316,062
Net investment income (loss)		8,759,856
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	251,268,019
Fidelity Central Funds	(317)
Foreign currency transactions	(47,201)
Total net realized gain (loss)		251,220,501
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	364,797,699
Fidelity Central Funds	(11,562)
Other Affiliated issuers	666,854
Assets and liabilities in foreign currencies	9,286
Total change in net unrealized appreciation (depreciation)		365,462,277
Net gain (loss)		616,682,778
Net increase (decrease) in net assets resulting from operations		$625,442,634

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,759,856	$8,645,658
Net realized gain (loss)	251,220,501	4,497,783
Change in net unrealized appreciation (depreciation)	365,462,277	1,003,557,704
Net increase (decrease) in net assets resulting from operations	625,442,634	1,016,701,145
Distributions to shareholders from net investment income	–	(7,826,452)
Distributions to shareholders from net realized gain	–	(36,346,185)
Total distributions	–	(44,172,637)
Share transactions
Proceeds from sales of shares	439,637,171	982,508,524
Reinvestment of distributions	–	41,828,930
Cost of shares redeemed	(745,053,025)	(2,807,128,925)
Net increase (decrease) in net assets resulting from share transactions	(305,415,854)	(1,782,791,471)
Redemption fees	–	59,517
Total increase (decrease) in net assets	320,026,780	(810,203,446)
Net Assets
Beginning of period	6,628,881,658	7,439,085,104
End of period	$6,948,908,438	$6,628,881,658
Other Information
Undistributed net investment income end of period	$8,405,946	$–
Accumulated net investment loss end of period	$–	$(353,910)
Shares
Sold	2,001,188	5,048,731
Issued in reinvestment of distributions	–	224,110
Redeemed	(3,464,276)	(14,749,861)
Net increase (decrease)	(1,463,088)	(9,477,020)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Health Care Portfolio

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$208.91	$180.53	$236.43	$216.88	$144.20	$133.07
Income from Investment Operations
Net investment income (loss)B	.28	.23	(.07)	(.38)	(.20)	.50
Net realized and unrealized gain (loss)	20.40	29.29	(31.64)	50.00	92.44	24.74
Total from investment operations	20.68	29.52	(31.71)	49.62	92.24	25.24
Distributions from net investment income	–	(.23)	–	–	(.03)	(.44)
Distributions from net realized gain	–	(.90)	(24.20)	(30.08)	(19.53)	(13.67)
Total distributions	–	(1.14)C	(24.20)	(30.08)	(19.57)D	(14.11)
Redemption fees added to paid in capitalB	–	–E	.01	.01	.01	–E
Net asset value, end of period	$229.59	$208.91	$180.53	$236.43	$216.88	$144.20
Total ReturnF,G	9.90%	16.43%	(14.90)%	25.44%	67.13%	20.07%
Ratios to Average Net AssetsH,I
Expenses before reductions	.73%J	.74%	.73%	.74%	.77%	.79%
Expenses net of fee waivers, if any	.73%J	.73%	.73%	.74%	.77%	.79%
Expenses net of all reductions	.73%J	.73%	.72%	.74%	.76%	.78%
Net investment income (loss)	.26%J	.12%	(.03)%	(.18)%	(.11)%	.36%
Supplemental Data
Net assets, end of period (000 omitted)	$6,948,908	$6,628,882	$7,439,085	$9,831,808	$6,180,280	$2,724,341
Portfolio turnover rateK	69%J	49%L	76%	98%L	99%	95%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.14 per share is comprised of distributions from net investment income of $.234 and distributions from net realized gain of $.904 per share.

 D Total distributions of $19.57 per share is comprised of distributions from net investment income of $.034 and distributions from net realized gain of $19.532 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Health Care Services Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
UnitedHealth Group, Inc.	24.2	25.0
Anthem, Inc.	9.5	8.6
Cigna Corp.	9.2	6.6
Humana, Inc.	6.3	6.9
McKesson Corp.	4.8	4.6
Universal Health Services, Inc. Class B	4.8	4.3
Aetna, Inc.	4.2	4.9
Laboratory Corp. of America Holdings	4.2	3.8
Teladoc, Inc.	2.1	1.0
Cardinal Health, Inc.	2.0	2.5
	71.3

Top Industries (% of fund's net assets)

As of August 31, 2017
Health Care Providers & Services	93.9%
Health Care Technology	0.7%
Professional Services	0.6%
Health Care Equipment & Supplies	0.5%
Equity Real Estate Investment Trusts (Reits)	0.2%
All Others*	4.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

As of February 28, 2017
Health Care Providers & Services	97.4%
Professional Services	0.9%
Pharmaceuticals	0.5%
Equity Real Estate Investment Trusts (Reits)	0.3%
All Others*	0.9%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Health Care Services Portfolio

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 0.2%
Health Care REITs - 0.2%
Medical Properties Trust, Inc.	164,500	$2,164,820
Health Care Equipment & Supplies - 0.5%
Health Care Supplies - 0.5%
Sartorius Stedim Biotech	52,700	3,861,445
Health Care Providers & Services - 93.9%
Health Care Distributors & Services - 8.7%
AmerisourceBergen Corp.	58,700	4,710,675
Cardinal Health, Inc.	246,400	16,622,144
Henry Schein, Inc. (a)	59,500	10,333,960
McKesson Corp.	266,115	39,733,631
		71,400,410
Health Care Facilities - 13.3%
Acadia Healthcare Co., Inc. (a)(b)	352,300	16,536,962
Brookdale Senior Living, Inc. (a)	610,800	7,409,004
HCA Holdings, Inc. (a)	174,700	13,741,902
HealthSouth Corp.	129,100	5,906,325
Kindred Healthcare, Inc.	604,200	4,894,020
Surgery Partners, Inc. (a)	569,226	5,549,954
Tenet Healthcare Corp. (a)(b)	576,400	9,896,788
U.S. Physical Therapy, Inc.	100,000	5,990,000
Universal Health Services, Inc. Class B	362,700	39,218,751
		109,143,706
Health Care Services - 16.9%
Almost Family, Inc. (a)	183,400	8,931,580
Amedisys, Inc. (a)	145,400	7,595,696
American Renal Associates Holdings, Inc. (a)(b)	617,071	8,842,627
Chemed Corp.	30,800	6,076,532
Envision Healthcare Corp.	125,700	6,587,937
Express Scripts Holding Co. (a)	251,800	15,818,076
Laboratory Corp. of America Holdings (a)	217,600	34,134,912
LHC Group, Inc. (a)	64,700	4,221,675
Premier, Inc. (a)	363,900	12,190,650
Providence Service Corp. (a)	105,000	5,442,150
Quest Diagnostics, Inc.	103,800	11,246,730
Teladoc, Inc. (a)(b)	525,455	17,629,015
		138,717,580
Managed Health Care - 55.0%
Aetna, Inc.	220,700	34,804,390
Anthem, Inc.	399,302	78,279,164
Cigna Corp.	415,900	75,718,754
Humana, Inc.	200,400	51,627,048
Molina Healthcare, Inc. (a)(b)	208,300	13,331,200
UnitedHealth Group, Inc.	997,800	198,462,420
		452,222,976

TOTAL HEALTH CARE PROVIDERS & SERVICES		771,484,672

Health Care Technology - 0.7%
Health Care Technology - 0.7%
Castlight Health, Inc. Class B (a)	31,500	122,850
Evolent Health, Inc. (a)(b)	324,300	5,415,810
		5,538,660
Professional Services - 0.6%
Human Resource & Employment Services - 0.6%
WageWorks, Inc. (a)	92,100	5,429,295
Textiles, Apparel & Luxury Goods - 0.2%
Textiles - 0.2%
PetIQ, Inc. Class A	55,900	1,400,854
TOTAL COMMON STOCKS
(Cost $475,871,748)		789,879,746

Money Market Funds - 10.1%
Fidelity Cash Central Fund, 1.11% (c)	21,713,524	21,717,867
Fidelity Securities Lending Cash Central Fund 1.11% (c)(d)	60,898,819	60,904,909
TOTAL MONEY MARKET FUNDS
(Cost $82,621,932)		82,622,776
TOTAL INVESTMENT IN SECURITIES - 106.2%
(Cost $558,493,680)		872,502,522
NET OTHER ASSETS (LIABILITIES) - (6.2)%		(50,678,854)
NET ASSETS - 100%		$821,823,668

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$76,578
Fidelity Securities Lending Cash Central Fund	96,970
Total	$173,548

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Health Care Services Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $60,680,888) — See accompanying schedule: Unaffiliated issuers (cost $475,871,748)	$789,879,746
Fidelity Central Funds (cost $82,621,932)	82,622,776
Total Investment in Securities (cost $558,493,680)		$872,502,522
Receivable for investments sold		14,553,083
Receivable for fund shares sold		843,334
Dividends receivable		178,600
Distributions receivable from Fidelity Central Funds		46,753
Other receivables		49,710
Total assets		888,174,002
Liabilities
Payable for investments purchased	$3,280,525
Payable for fund shares redeemed	1,590,455
Accrued management fee	370,470
Other affiliated payables	143,307
Other payables and accrued expenses	60,674
Collateral on securities loaned	60,904,903
Total liabilities		66,350,334
Net Assets		$821,823,668
Net Assets consist of:
Paid in capital		$437,304,341
Undistributed net investment income		65,826
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		70,445,655
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		314,007,846
Net Assets, for 8,967,752 shares outstanding		$821,823,668
Net Asset Value, offering price and redemption price per share ($821,823,668 ÷ 8,967,752 shares)		$91.64

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2017 (Unaudited)
Investment Income
Dividends		$3,340,066
Income from Fidelity Central Funds (including $96,970 from security lending)		173,548
Total income		3,513,614
Expenses
Management fee	$2,132,104
Transfer agent fees	684,527
Accounting and security lending fees	139,947
Custodian fees and expenses	5,692
Independent trustees' fees and expenses	8,890
Registration fees	21,125
Audit	18,493
Legal	5,804
Miscellaneous	6,348
Total expenses before reductions	3,022,930
Expense reductions	(12,760)	3,010,170
Net investment income (loss)		503,444
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	73,493,785
Fidelity Central Funds	(1,171)
Foreign currency transactions	1,997
Total net realized gain (loss)		73,494,611
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(21,608,560)
Fidelity Central Funds	(1,326)
Assets and liabilities in foreign currencies	659
Total change in net unrealized appreciation (depreciation)		(21,609,227)
Net gain (loss)		51,885,384
Net increase (decrease) in net assets resulting from operations		$52,388,828

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$503,444	$1,200,397
Net realized gain (loss)	73,494,611	67,674,608
Change in net unrealized appreciation (depreciation)	(21,609,227)	71,121,457
Net increase (decrease) in net assets resulting from operations	52,388,828	139,996,462
Distributions to shareholders from net investment income	–	(1,101,426)
Distributions to shareholders from net realized gain	(36,757,903)	(32,459,112)
Total distributions	(36,757,903)	(33,560,538)
Share transactions
Proceeds from sales of shares	97,149,900	98,741,730
Reinvestment of distributions	34,919,677	31,971,028
Cost of shares redeemed	(85,993,389)	(314,570,674)
Net increase (decrease) in net assets resulting from share transactions	46,076,188	(183,857,916)
Redemption fees	8,880	11,242
Total increase (decrease) in net assets	61,715,993	(77,410,750)
Net Assets
Beginning of period	760,107,675	837,518,425
End of period	$821,823,668	$760,107,675
Other Information
Undistributed net investment income end of period	$65,826	$–
Accumulated net investment loss end of period	$–	$(437,618)
Shares
Sold	1,068,360	1,169,971
Issued in reinvestment of distributions	412,567	384,552
Redeemed	(965,288)	(3,759,703)
Net increase (decrease)	515,639	(2,205,180)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Health Care Services Portfolio

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$89.93	$78.59	$87.26	$75.55	$59.90	$61.26
Income from Investment Operations
Net investment income (loss)B	.06	.12	(.03)	(.09)	(.07)	.06
Net realized and unrealized gain (loss)	6.02	15.03	(5.21)	19.25	20.08	1.77
Total from investment operations	6.08	15.15	(5.24)	19.16	20.01	1.83
Distributions from net investment income	–	(.13)	(.02)	–	–	(.03)
Distributions from net realized gain	(4.37)	(3.68)	(3.41)	(7.45)	(4.36)	(3.16)
Total distributions	(4.37)	(3.81)	(3.43)	(7.45)	(4.36)	(3.19)
Redemption fees added to paid in capitalB,C	–	–	–	–	–	–
Net asset value, end of period	$91.64	$89.93	$78.59	$87.26	$75.55	$59.90
Total ReturnD,E	7.17%	19.71%	(6.30)%	26.88%	34.22%	3.17%
Ratios to Average Net AssetsF,G
Expenses before reductions	.77%H	.78%	.77%	.79%	.82%	.84%
Expenses net of fee waivers, if any	.77%H	.78%	.77%	.79%	.82%	.84%
Expenses net of all reductions	.77%H	.78%	.77%	.79%	.82%	.83%
Net investment income (loss)	.13%H	.15%	(.03)%	(.12)%	(.10)%	.10%
Supplemental Data
Net assets, end of period (000 omitted)	$821,824	$760,108	$837,518	$878,416	$692,486	$562,949
Portfolio turnover rateI	59%H	26%	39%	44%	65%	96%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Medical Equipment and Systems Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Medtronic PLC	14.9	21.2
Boston Scientific Corp.	11.4	11.2
Becton, Dickinson & Co.	10.7	0.3
Intuitive Surgical, Inc.	7.9	6.8
Danaher Corp.	4.9	3.8
Stryker Corp.	4.0	4.1
Amgen, Inc.	3.4	2.5
DexCom, Inc.	3.3	2.7
Allergan PLC	2.8	2.1
Wright Medical Group NV	2.7	2.6
	66.0

Top Industries (% of fund's net assets)

As of August 31, 2017
Health Care Equipment & Supplies	79.9%
Health Care Providers & Services	4.7%
Biotechnology	3.6%
Health Care Technology	3.5%
Life Sciences Tools & Services	2.8%
All Others*	5.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

As of February 28, 2017
Health Care Equipment & Supplies	80.2%
Biotechnology	5.9%
Pharmaceuticals	3.0%
Health Care Providers & Services	2.9%
Health Care Technology	2.4%
All Others*	5.6%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Medical Equipment and Systems Portfolio

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
Biotechnology - 3.6%
Biotechnology - 3.6%
Amgen, Inc.	780,000	$138,660,600
Calyxt, Inc.	416,090	6,324,568
		144,985,168
Food & Staples Retailing - 1.2%
Drug Retail - 1.2%
CVS Health Corp.	650,000	50,271,000
Health Care Equipment & Supplies - 78.4%
Health Care Equipment - 77.6%
Abbott Laboratories	1,770,000	90,163,800
Angiodynamics, Inc. (a)	800,000	13,624,000
Atricure, Inc. (a)(b)	1,920,000	43,065,600
AxoGen, Inc. (a)	144,429	2,541,950
Becton, Dickinson & Co.	2,172,000	433,183,680
Boston Scientific Corp. (a)	16,900,000	465,595,000
Danaher Corp.	2,400,000	200,208,000
DexCom, Inc. (a)(c)	1,825,339	136,188,543
Edwards Lifesciences Corp. (a)	290,000	32,961,400
Fisher & Paykel Healthcare Corp.	3,500,000	29,578,010
Genmark Diagnostics, Inc. (a)	1,965,510	19,144,067
Inogen, Inc. (a)	250,000	23,950,000
Insulet Corp. (a)	1,200,000	69,672,000
Integra LifeSciences Holdings Corp. (a)	1,720,000	87,702,800
Intuitive Surgical, Inc. (a)	318,000	319,485,060
LivaNova PLC (a)	132,000	8,260,560
Medtronic PLC	7,500,000	604,650,001
Nakanishi, Inc.	405,500	17,520,580
Nevro Corp. (a)	128,000	11,031,040
Penumbra, Inc. (a)	414,125	35,614,750
ResMed, Inc. (c)	1,200,000	93,096,000
Steris PLC	720,000	62,755,200
Stryker Corp.	1,140,000	161,161,800
Teleflex, Inc.	4,000	847,000
Varian Medical Systems, Inc. (a)	640,000	68,000,000
Wright Medical Group NV (a)	3,700,000	109,520,000
Zimmer Biomet Holdings, Inc.	128,000	14,626,560
		3,154,147,401
Health Care Supplies - 0.8%
Nanosonics Ltd. (a)	1,738,853	3,607,806
Sartorius Stedim Biotech	325,000	23,813,464
The Cooper Companies, Inc.	17,000	4,264,110
		31,685,380

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		3,185,832,781

Health Care Providers & Services - 4.6%
Health Care Services - 1.5%
Premier, Inc. (a)	360,000	12,060,000
Teladoc, Inc. (a)	1,424,975	47,807,911
		59,867,911
Managed Health Care - 3.1%
Cigna Corp.	172,000	31,314,320
UnitedHealth Group, Inc.	472,000	93,880,800
		125,195,120

TOTAL HEALTH CARE PROVIDERS & SERVICES		185,063,031

Health Care Technology - 3.5%
Health Care Technology - 3.5%
athenahealth, Inc. (a)	163,547	23,048,679
Castlight Health, Inc. (a)	999,300	3,897,270
Castlight Health, Inc. Class B (a)	1,191,502	4,646,858
Cerner Corp. (a)	899,650	60,978,277
Evolent Health, Inc. (a)(c)	1,140,000	19,038,000
HealthStream, Inc. (a)	500,000	11,745,000
HTG Molecular Diagnostics (a)(b)(c)	673,461	1,117,945
Medidata Solutions, Inc. (a)	240,000	17,990,400
		142,462,429
Internet Software & Services - 0.8%
Internet Software & Services - 0.8%
Benefitfocus, Inc. (a)(c)	1,089,394	33,607,805
Life Sciences Tools & Services - 2.8%
Life Sciences Tools & Services - 2.8%
Agilent Technologies, Inc.	770,000	49,834,400
Bruker Corp.	1,400,000	40,726,000
Lonza Group AG	90,000	22,787,424
		113,347,824
Pharmaceuticals - 2.8%
Pharmaceuticals - 2.8%
Allergan PLC	490,000	112,445,200
TOTAL COMMON STOCKS
(Cost $3,105,237,241)		3,968,015,238

Preferred Stocks - 1.8%
Convertible Preferred Stocks - 0.3%
Health Care Providers & Services - 0.1%
Health Care Services - 0.1%
1Life Healthcare, Inc. Series G (a)(d)(e)	455,526	3,288,898
Software - 0.2%
Application Software - 0.2%
Outset Medical, Inc. Series B (a)(d)(e)	3,307,754	8,572,044

TOTAL CONVERTIBLE PREFERRED STOCKS		11,860,942

Nonconvertible Preferred Stocks - 1.5%
Health Care Equipment & Supplies - 1.5%
Health Care Equipment - 1.5%
Sartorius AG (non-vtg.)	630,000	62,578,623
TOTAL PREFERRED STOCKS
(Cost $47,829,976)		74,439,565

Money Market Funds - 2.8%
Fidelity Cash Central Fund, 1.11% (f)	38,474,692	38,482,387
Fidelity Securities Lending Cash Central Fund 1.11% (f)(g)	75,155,812	75,163,327
TOTAL MONEY MARKET FUNDS
(Cost $113,644,413)		113,645,714
TOTAL INVESTMENT IN SECURITIES - 102.3%
(Cost $3,266,711,630)		4,156,100,517
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(91,925,332)
NET ASSETS - 100%		$4,064,175,185

Legend

 (a) Non-income producing

 (b) Affiliated company

 (c) Security or a portion of the security is on loan at period end.

 (d) Level 3 instrument

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,860,942 or 0.3% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
1Life Healthcare, Inc. Series G	4/10/14	$3,000,003
Outset Medical, Inc. Series B	5/5/15 - 6/5/15	$7,500,001

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$189,983
Fidelity Securities Lending Cash Central Fund	371,726
Total	$561,709

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Atricure, Inc.	$27,375,000	$8,813,714	$--	$--	$--	$6,876,886	$43,065,600
Avinger, Inc.	3,570,000	--	1,157,059	--	(5,486,292)	3,073,351	--
HTG Molecular Diagnostics	1,838,549	--	--	--	--	(720,604)	1,117,945
Total	$32,783,549	$8,813,714	$1,157,059	$--	$(5,486,292)	$9,229,633	$44,183,545

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$3,968,015,238	$3,968,015,238	$--	$--
Preferred Stocks	74,439,565	62,578,623	--	11,860,942
Money Market Funds	113,645,714	113,645,714	--	--
Total Investments in Securities:	$4,156,100,517	$4,144,239,575	$--	$11,860,942

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	74.0%
Ireland	17.7%
Netherlands	2.7%
United Kingdom	1.7%
Germany	1.5%
Others (Individually Less Than 1%)	2.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Medical Equipment and Systems Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $74,070,225) — See accompanying schedule: Unaffiliated issuers (cost $3,113,340,081)	$3,998,271,258
Fidelity Central Funds (cost $113,644,413)	113,645,714
Other affiliated issuers (cost $39,727,136)	44,183,545
Total Investment in Securities (cost $3,266,711,630)		$4,156,100,517
Receivable for investments sold		7,931,910
Receivable for fund shares sold		6,051,035
Dividends receivable		2,060,157
Distributions receivable from Fidelity Central Funds		101,638
Other receivables		151,029
Total assets		4,172,396,286
Liabilities
Payable for investments purchased	$23,901,699
Payable for fund shares redeemed	6,559,498
Accrued management fee	1,811,896
Other affiliated payables	664,497
Other payables and accrued expenses	130,061
Collateral on securities loaned	75,153,450
Total liabilities		108,221,101
Net Assets		$4,064,175,185
Net Assets consist of:
Paid in capital		$2,932,567,927
Undistributed net investment income		2,804,341
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		239,409,885
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		889,393,032
Net Assets, for 87,851,338 shares outstanding		$4,064,175,185
Net Asset Value, offering price and redemption price per share ($4,064,175,185 ÷ 87,851,338 shares)		$46.26

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2017 (Unaudited)
Investment Income
Dividends		$16,219,212
Income from Fidelity Central Funds (including $371,726 from security lending)		561,709
Total income		16,780,921
Expenses
Management fee	$10,010,992
Transfer agent fees	3,205,425
Accounting and security lending fees	511,154
Custodian fees and expenses	32,081
Independent trustees' fees and expenses	39,992
Registration fees	134,491
Audit	18,616
Legal	22,631
Interest	204
Miscellaneous	19,833
Total expenses before reductions	13,995,419
Expense reductions	(108,013)	13,887,406
Net investment income (loss)		2,893,515
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	251,197,658
Fidelity Central Funds	3,319
Other affiliated issuers	(5,486,292)
Foreign currency transactions	86,579
Total net realized gain (loss)		245,801,264
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	150,141,344
Fidelity Central Funds	(12,329)
Other Affiliated issuers	9,229,633
Assets and liabilities in foreign currencies	1,675
Total change in net unrealized appreciation (depreciation)		159,360,323
Net gain (loss)		405,161,587
Net increase (decrease) in net assets resulting from operations		$408,055,102

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,893,515	$357,634
Net realized gain (loss)	245,801,264	168,649,269
Change in net unrealized appreciation (depreciation)	159,360,323	424,009,904
Net increase (decrease) in net assets resulting from operations	408,055,102	593,016,807
Distributions to shareholders from net realized gain	(15,478,713)	(146,067,746)
Share transactions
Proceeds from sales of shares	1,064,314,400	1,466,793,197
Reinvestment of distributions	14,866,512	140,204,873
Cost of shares redeemed	(541,958,226)	(835,443,267)
Net increase (decrease) in net assets resulting from share transactions	537,222,686	771,554,803
Redemption fees	–	100,741
Total increase (decrease) in net assets	929,799,075	1,218,604,605
Net Assets
Beginning of period	3,134,376,110	1,915,771,505
End of period	$4,064,175,185	$3,134,376,110
Other Information
Undistributed net investment income end of period	$2,804,341	$–
Distributions in excess of net investment income end of period	$–	$(89,174)
Shares
Sold	24,145,275	36,297,550
Issued in reinvestment of distributions	356,515	3,801,155
Redeemed	(12,210,690)	(21,308,013)
Net increase (decrease)	12,291,100	18,790,692

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Medical Equipment and Systems Portfolio

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$41.48	$33.75	$41.90	$38.03	$30.60	$28.02
Income from Investment Operations
Net investment income (loss)B	.03	.01	(.03)	.04	.01	.04
Net realized and unrealized gain (loss)	4.95	9.87	(2.25)	9.86	10.94	3.77
Total from investment operations	4.98	9.88	(2.28)	9.90	10.95	3.81
Distributions from net investment income	–	–	(.01)	(.05)	–	(.05)
Distributions from net realized gain	(.20)	(2.15)	(5.86)	(5.98)	(3.52)	(1.18)
Total distributions	(.20)	(2.15)	(5.87)	(6.03)	(3.52)	(1.23)
Redemption fees added to paid in capitalB	–	–C	–C	–C	–C	–C
Net asset value, end of period	$46.26	$41.48	$33.75	$41.90	$38.03	$30.60
Total ReturnD,E	12.06%	30.13%	(6.63)%	28.52%	37.03%	14.09%
Ratios to Average Net AssetsF,G
Expenses before reductions	.76%H	.76%	.76%	.77%	.80%	.83%
Expenses net of fee waivers, if any	.76%H	.76%	.76%	.77%	.80%	.83%
Expenses net of all reductions	.76%H	.76%	.75%	.77%	.79%	.82%
Net investment income (loss)	.16%H	.01%	(.09)%	.11%	.04%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$4,064,175	$3,134,376	$1,915,772	$2,107,515	$1,720,317	$1,404,437
Portfolio turnover rateI	62%H	55%	46%	106%	75%	69%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Pharmaceuticals Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Johnson & Johnson	12.9	5.4
Sanofi SA sponsored ADR	8.8	7.9
Allergan PLC	8.1	5.7
GlaxoSmithKline PLC sponsored ADR	7.4	8.0
Pfizer, Inc.	6.3	4.1
Novartis AG sponsored ADR	5.4	4.2
Merck & Co., Inc.	4.6	3.9
Bristol-Myers Squibb Co.	4.5	5.6
AstraZeneca PLC sponsored ADR	3.5	4.9
Amgen, Inc.	2.7	2.2
	64.2

Top Industries (% of fund's net assets)

As of August 31, 2017
Pharmaceuticals	82.8%
Biotechnology	9.5%
Health Care Providers & Services	3.2%
Health Care Equipment & Supplies	2.5%
Household Products	0.8%
All Others*	1.2%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

As of February 28, 2017
Pharmaceuticals	76.8%
Biotechnology	15.1%
Health Care Providers & Services	2.8%
Health Care Equipment & Supplies	2.5%
Life Sciences Tools & Services	1.0%
All Others*	1.8%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Pharmaceuticals Portfolio

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Biotechnology - 9.5%
Biotechnology - 9.5%
Ablynx NV (a)(b)	263,300	$3,761,346
AC Immune SA (b)	142,200	1,114,848
Advanced Accelerator Applications SA sponsored ADR (a)	80,600	3,946,982
Advaxis, Inc. (a)	180,600	1,229,886
Alnylam Pharmaceuticals, Inc. (a)	38,500	3,300,605
Amgen, Inc.	135,600	24,105,612
Amicus Therapeutics, Inc. (a)	72,258	1,007,277
Biogen, Inc. (a)	48,500	15,353,160
Cytokinetics, Inc. (a)	134,100	1,991,385
Olivo Labs (c)(d)	6,851	3,220
Ovid Therapeutics, Inc.	172,500	1,624,950
Repligen Corp. (a)	122,500	5,349,575
Shire PLC sponsored ADR	59,900	8,948,461
Spark Therapeutics, Inc. (a)	3,400	279,922
TESARO, Inc. (a)	28,741	3,711,613
uniQure B.V. (a)	290,618	2,342,381
Vertex Pharmaceuticals, Inc. (a)	26,400	4,238,256
Xencor, Inc. (a)	146,268	3,162,314
		85,471,793
Chemicals - 0.7%
Specialty Chemicals - 0.7%
Codexis, Inc. (a)	1,127,829	6,259,451
Health Care Equipment & Supplies - 1.8%
Health Care Equipment - 1.8%
Becton, Dickinson & Co.	52,900	10,550,376
Insulet Corp. (a)	93,900	5,451,834
		16,002,210
Health Care Providers & Services - 3.2%
Managed Health Care - 3.2%
Aetna, Inc.	53,700	8,468,490
Humana, Inc.	27,900	7,187,598
UnitedHealth Group, Inc.	64,800	12,888,720
		28,544,808
Household Products - 0.8%
Household Products - 0.8%
Reckitt Benckiser Group PLC	76,562	7,260,263
Personal Products - 0.0%
Personal Products - 0.0%
MYOS Corp. (a)	40,000	50,000
Pharmaceuticals - 82.8%
Pharmaceuticals - 82.8%
Aclaris Therapeutics, Inc. (a)(b)	335,300	8,694,329
Aerie Pharmaceuticals, Inc. (a)	88,400	5,069,740
Allergan PLC	319,738	73,373,476
AstraZeneca PLC sponsored ADR	1,059,400	31,601,902
Bayer AG	127,900	16,367,795
Bristol-Myers Squibb Co.	673,410	40,727,837
Dermira, Inc. (a)(b)	11,100	261,849
GlaxoSmithKline PLC sponsored ADR	1,666,500	67,043,295
Horizon Pharma PLC (a)	114,500	1,566,360
Impax Laboratories, Inc. (a)	272,500	5,899,625
Innoviva, Inc. (a)	524,600	7,365,384
Jazz Pharmaceuticals PLC (a)	101,000	15,085,360
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	1,211,999	9,957,302
Johnson & Johnson	877,000	116,088,489
Lannett Co., Inc. (a)(b)	82,200	1,442,610
Mallinckrodt PLC (a)	461,000	18,937,880
Merck & Co., Inc.	651,736	41,619,861
MyoKardia, Inc. (a)	220,000	9,537,000
Nektar Therapeutics (a)	422,400	8,883,072
Novartis AG sponsored ADR	577,098	48,643,590
Novo Nordisk A/S Series B sponsored ADR	223,400	10,638,308
Pfizer, Inc.	1,666,388	56,523,881
Prestige Brands Holdings, Inc. (a)	40,500	2,053,755
Reata Pharmaceuticals, Inc. (a)	137,600	4,162,400
Revance Therapeutics, Inc. (a)(b)	303,100	7,441,105
Roche Holding AG (participation certificate)	84,689	21,517,001
Sanofi SA sponsored ADR	1,616,722	78,960,702
Sosei Group Corp. (a)(b)	19,500	1,610,588
Supernus Pharmaceuticals, Inc. (a)	104,100	4,767,780
Teligent, Inc. (a)(b)	715,100	4,941,341
Teva Pharmaceutical Industries Ltd. sponsored ADR	375,900	5,961,774
The Medicines Company (a)(b)	176,884	6,489,874
Theravance Biopharma, Inc. (a)(b)	299,297	9,778,033
Valeant Pharmaceuticals International, Inc. (Canada) (a)	190,600	2,557,853
		745,571,151
TOTAL COMMON STOCKS
(Cost $708,543,797)		889,159,676

Nonconvertible Preferred Stocks - 0.7%
Health Care Equipment & Supplies - 0.7%
Health Care Equipment - 0.7%
Sartorius AG (non-vtg.)
(Cost $5,042,530)	68,600	6,814,117

Money Market Funds - 3.8%
Fidelity Cash Central Fund, 1.11% (e)	1,334,879	1,335,145
Fidelity Securities Lending Cash Central Fund 1.11% (e)(f)	32,510,391	32,513,642
TOTAL MONEY MARKET FUNDS
(Cost $33,845,714)		33,848,787
TOTAL INVESTMENT IN SECURITIES - 103.3%
(Cost $747,432,041)		929,822,580
NET OTHER ASSETS (LIABILITIES) - (3.3)%		(29,912,620)
NET ASSETS - 100%		$899,909,960

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 instrument

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,220 or 0.0% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Olivo Labs	2/8/17	$8,290

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$12,756
Fidelity Securities Lending Cash Central Fund	403,669
Total	$416,425

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$889,159,676	$860,379,192	$28,777,264	$3,220
Nonconvertible Preferred Stocks	6,814,117	6,814,117	--	--
Money Market Funds	33,848,787	33,848,787	--	--
Total Investments in Securities:	$929,822,580	$901,042,096	$28,777,264	$3,220

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	50.3%
Ireland	12.1%
United Kingdom	11.7%
France	9.2%
Switzerland	7.9%
Germany	2.5%
Denmark	1.2%
China	1.1%
Cayman Islands	1.1%
Bailiwick of Jersey	1.0%
Others (Individually Less Than 1%)	1.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Pharmaceuticals Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $32,381,048) — See accompanying schedule: Unaffiliated issuers (cost $713,586,327)	$895,973,793
Fidelity Central Funds (cost $33,845,714)	33,848,787
Total Investment in Securities (cost $747,432,041)		$929,822,580
Receivable for investments sold		1,786,305
Receivable for fund shares sold		183,820
Dividends receivable		3,848,632
Distributions receivable from Fidelity Central Funds		38,839
Other receivables		90,629
Total assets		935,770,805
Liabilities
Payable for investments purchased	$8,346
Payable for fund shares redeemed	2,646,978
Accrued management fee	406,376
Other affiliated payables	189,554
Other payables and accrued expenses	105,541
Collateral on securities loaned	32,504,050
Total liabilities		35,860,845
Net Assets		$899,909,960
Net Assets consist of:
Paid in capital		$776,542,793
Undistributed net investment income		8,304,774
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(67,319,666)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		182,382,059
Net Assets, for 47,155,323 shares outstanding		$899,909,960
Net Asset Value, offering price and redemption price per share ($899,909,960 ÷ 47,155,323 shares)		$19.08

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2017 (Unaudited)
Investment Income
Dividends		$11,860,606
Income from Fidelity Central Funds (including $403,669 from security lending)		416,425
Total income		12,277,031
Expenses
Management fee	$2,593,493
Transfer agent fees	1,007,273
Accounting and security lending fees	166,658
Custodian fees and expenses	18,906
Independent trustees' fees and expenses	11,110
Registration fees	32,580
Audit	18,449
Legal	9,122
Interest	1,970
Miscellaneous	10,444
Total expenses before reductions	3,870,005
Expense reductions	(20,579)	3,849,426
Net investment income (loss)		8,427,605
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	32,390,515
Fidelity Central Funds	(2,834)
Foreign currency transactions	(66,437)
Total net realized gain (loss)		32,321,244
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	10,183,268
Fidelity Central Funds	(3,306)
Assets and liabilities in foreign currencies	31,238
Total change in net unrealized appreciation (depreciation)		10,211,200
Net gain (loss)		42,532,444
Net increase (decrease) in net assets resulting from operations		$50,960,049

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,427,605	$16,034,717
Net realized gain (loss)	32,321,244	(64,388,903)
Change in net unrealized appreciation (depreciation)	10,211,200	57,674,163
Net increase (decrease) in net assets resulting from operations	50,960,049	9,319,977
Distributions to shareholders from net investment income	(1,229,213)	(11,379,757)
Share transactions
Proceeds from sales of shares	33,220,116	159,355,203
Reinvestment of distributions	1,173,303	10,875,085
Cost of shares redeemed	(185,151,485)	(860,669,026)
Net increase (decrease) in net assets resulting from share transactions	(150,758,066)	(690,438,738)
Redemption fees	–	25,672
Total increase (decrease) in net assets	(101,027,230)	(692,472,846)
Net Assets
Beginning of period	1,000,937,190	1,693,410,036
End of period	$899,909,960	$1,000,937,190
Other Information
Undistributed net investment income end of period	$8,304,774	$1,106,382
Shares
Sold	1,786,200	8,712,351
Issued in reinvestment of distributions	64,574	637,835
Redeemed	(9,979,316)	(47,134,152)
Net increase (decrease)	(8,128,542)	(37,783,966)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Pharmaceuticals Portfolio

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$18.11	$18.20	$23.08	$21.39	$16.13	$14.11
Income from Investment Operations
Net investment income (loss)B	.16	.22	.24	.14	.26	.23
Net realized and unrealized gain (loss)	.83	(.13)	(2.52)	3.76	6.96	2.26
Total from investment operations	.99	.09	(2.28)	3.90	7.22	2.49
Distributions from net investment income	(.02)	(.18)	(.17)	(.18)	(.18)	(.20)
Distributions from net realized gain	–	–	(2.43)	(2.03)	(1.77)	(.27)
Total distributions	(.02)	(.18)	(2.60)	(2.21)	(1.96)C	(.47)
Redemption fees added to paid in capitalB	–	–D	–D	–D	–D	–D
Net asset value, end of period	$19.08	$18.11	$18.20	$23.08	$21.39	$16.13
Total ReturnE,F	5.49%	.57%	(11.33)%	20.04%	46.77%	17.93%
Ratios to Average Net AssetsG,H
Expenses before reductions	.81%I	.80%	.78%	.79%	.82%	.85%
Expenses net of fee waivers, if any	.81%I	.80%	.78%	.79%	.81%	.85%
Expenses net of all reductions	.81%I	.79%	.77%	.79%	.81%	.84%
Net investment income (loss)	1.77%I	1.16%	1.09%	.66%	1.39%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$899,910	$1,000,937	$1,693,410	$1,892,865	$1,634,743	$911,064
Portfolio turnover rateJ	88%I	77%	77%	72%K	95%	54%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.96 per share is comprised of distributions from net investment income of $.182 and distributions from net realized gain of $1.773 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2017

1. Organization.

Biotechnology Portfolio, Health Care Portfolio, Health Care Services Portfolio, Medical Equipment and Systems Portfolio, and Pharmaceuticals Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds.

Pending shareholder approval of a change in its fundamental concentration policy, Medical Equipment and Systems Portfolio will be renamed Medical Technology and Devices Portfolio.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by Biotechnology Portfolio and Health Care Portfolio that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Biotechnology Portfolio:

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$273,819,700	Recovery value	Recovery value	0.0%	Increase
		Market approach	Transaction price	$2.15 - $13.88 / $7.91	Increase
		Market comparable	Transaction price	$1.98 - $150.00 / $30.49	Increase
			Premium rate	15.0%	Increase
			Proxy premium	1.9% - 76.0% / 28.4%	Increase
		Discount cash flow	Discount rate	8.0% - 12.2% / 10.7%	Decrease
			Discount for lack of marketability	10.0%	Decrease
			Probability rate	6.3% - 69.0% / 7.5%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Health Care Portfolio:

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$73,281,947	Market approach	Transaction price	$2.59 - $4.48 / $3.32	Increase
		Market comparable	Enterprise value / Sales multiple (EV/S)	3.2	Increase
			Discount rate	75.0%	Decrease
			Premium rate	86.5%	Increase
		Discount cash flow	Discount rate	8.0%	Decrease

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2017, as well as a roll forward of Level 3 investments, is included at the end of each applicable Fund's Schedule of Investments

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Funds, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), redemptions in kind, partnerships, deferred trustees compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Biotechnology Portfolio	$7,546,767,921	$4,070,724,226	$(738,259,552)	$3,332,464,674
Health Care Portfolio	5,469,840,415	1,845,382,621	(119,951,205)	1,725,431,416
Health Care Services Portfolio	560,136,773	333,462,468	(21,096,719)	312,365,749
Medical Equipment and Systems Portfolio	3,271,401,341	918,526,726	(33,827,550)	884,699,176
Pharmaceuticals Portfolio	750,399,706	199,090,106	(19,667,232)	179,422,874

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryforward
Biotechnology Portfolio	$(165,997,617)	$-–	$(165,997,617)	$(165,997,617)
Health Care Portfolio	(113,174,584)	-–	(113,174,584)	(113,174,584)
Pharmaceuticals Portfolio	(90,254,422)	(2,477,811)	(92,732,233)	(92,732,233)

Certain of the Funds elected to defer to the next fiscal year ordinary losses recognized during the period January 1, 2017 to February 28, 2017. Loss deferrals were as follows:

Biotechnology Portfolio	$2,936,860
Health Care Services Portfolio	401,429

Trading (Redemption) Fees. Shares held by investors in Health Care Services Portfolio less than 30 days may be subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

Consolidated Subsidiary. Biotechnology Portfolio invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, Biotechnology Portfolio held an investment of $66,962,061 in this Subsidiary, representing .68% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Biotechnology Portfolio	1,005,483,260	1,765,622,514
Health Care Portfolio	2,293,159,599	2,624,960,986
Health Care Services Portfolio	226,095,217	241,415,402
Medical Equipment and Systems Portfolio	1,695,779,510	1,123,468,696
Pharmaceuticals Portfolio	415,764,553	553,816,657

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Biotechnology Portfolio	.30%	.25%	.54%
Health Care Portfolio	.30%	.25%	.54%
Health Care Services Portfolio	.30%	.25%	.54%
Medical Equipment and Systems Portfolio	.30%	.25%	.54%
Pharmaceuticals Portfolio	.30%	.25%	.54%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Biotechnology Portfolio	.17%
Health Care Portfolio	.16%
Health Care Services Portfolio	.17%
Medical Equipment and Systems Portfolio	.17%
Pharmaceuticals Portfolio	.21%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Biotechnology Portfolio	$87,702
Health Care Portfolio	47,400
Health Care Services Portfolio	5,567
Medical Equipment and Systems Portfolio	22,869
Pharmaceuticals Portfolio	27,451

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Health Care Portfolio	Borrower	$9,338,125	1.09%	$2,252
Medical Equipment and Systems Portfolio	Borrower	$5,493,000	1.34%	$204
Pharmaceuticals Portfolio	Borrower	$8,670,714	1.17%	$1,970

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 1,587,958 shares of Health Care Portfolio held by an affiliated entity were redeemed in-kind for investments and cash with a value of $284,244,539. The Fund had a net realized gain of $90,840,956 on investments delivered through in-kind redemptions. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. Health Care Portfolio recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Biotechnology Portfolio	$14,856
Health Care Portfolio	10,579
Health Care Services Portfolio	1,227
Medical Equipment and Systems Portfolio	5,288
Pharmaceuticals Portfolio	1,607

During the period, the Funds did not borrow on this line of credit.

7. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of certain Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Biotechnology Portfolio	$172,954	$616
Health Care Portfolio	126,375	336
Health Care Services Portfolio	9,140	8
Medical Equipment and Systems Portfolio	94,611	–
Pharmaceuticals Portfolio	15,243	–

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses as follows:

Amount
Biotechnology Portfolio	$45,637
Health Care Portfolio	31,038
Health Care Services Portfolio	3,612
Medical Equipment and Systems Portfolio	13,402
Pharmaceuticals Portfolio	5,336

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2017 to August 31, 2017).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During Period-B March 1, 2017 to August 31, 2017
Biotechnology Portfolio	.74%
Actual		$1,000.00	$1,123.30	$3.96
Hypothetical-C		$1,000.00	$1,021.48	$3.77
Health Care Portfolio	.73%
Actual		$1,000.00	$1,099.00	$3.86
Hypothetical-C		$1,000.00	$1,021.53	$3.72
Health Care Services Portfolio	.77%
Actual		$1,000.00	$1,071.70	$4.02
Hypothetical-C		$1,000.00	$1,021.32	$3.92
Medical Equipment and Systems Portfolio	.76%
Actual		$1,000.00	$1,120.60	$4.06
Hypothetical-C		$1,000.00	$1,021.37	$3.87
Pharmaceuticals Portfolio	.81%
Actual		$1,000.00	$1,054.90	$4.20
Hypothetical-C		$1,000.00	$1,021.12	$4.13

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

SELHC-SANN-1017
1.813645.112

Fidelity® Select Portfolios®
Financials Sector

Banking Portfolio

Brokerage and Investment Management Portfolio

Consumer Finance Portfolio

Financial Services Portfolio

Insurance Portfolio

Semi-Annual Report

August 31, 2017

Contents

Banking Portfolio
Investment Summary
Investments
Financial Statements
Brokerage and Investment Management Portfolio
Investment Summary
Investments
Financial Statements
Consumer Finance Portfolio
Investment Summary
Investments
Financial Statements
Financial Services Portfolio
Investment Summary
Investments
Financial Statements
Insurance Portfolio
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Banking Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Wells Fargo & Co.	6.8	5.8
Bank of America Corp.	6.5	5.1
Huntington Bancshares, Inc.	5.8	5.1
Citigroup, Inc.	5.4	4.9
U.S. Bancorp	5.4	4.9
PNC Financial Services Group, Inc.	5.3	5.0
JPMorgan Chase & Co.	4.0	5.0
Bank of the Ozarks, Inc.	3.6	4.3
SunTrust Banks, Inc.	3.2	3.2
Capital One Financial Corp.	3.0	3.5
	49.0

Top Industries (% of fund's net assets)

As of August 31, 2017
Banks	83.7%
Consumer Finance	4.9%
Thrifts & Mortgage Finance	4.2%
Capital Markets	4.0%
Insurance	1.3%
All Others*	1.9%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

As of February 28, 2017
Banks	82.5%
Consumer Finance	6.7%
Capital Markets	3.5%
Thrifts & Mortgage Finance	3.2%
Insurance	1.2%
All Others*	2.9%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Banking Portfolio

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
Banks - 83.7%
Diversified Banks - 29.1%
Bank of America Corp.	2,558,776	$61,129,159
Citigroup, Inc.	740,100	50,349,003
JPMorgan Chase & Co.	414,000	37,628,460
The Bank of NT Butterfield & Son Ltd.	288,800	9,495,744
U.S. Bancorp	980,700	50,260,875
Wells Fargo & Co.	1,258,192	64,255,865
		273,119,106
Regional Banks - 54.6%
1st Source Corp.	243,560	11,366,945
Bank of the Ozarks, Inc.	786,900	33,805,224
BB&T Corp.	494,800	22,805,332
Camden National Corp.	96,332	3,756,948
CIT Group, Inc.	379,800	17,034,030
Comerica, Inc.	200	13,650
Commerce Bancshares, Inc.	212,526	11,686,805
Community Trust Bancorp, Inc.	231,150	9,835,433
ConnectOne Bancorp, Inc.	186,100	4,243,080
Cullen/Frost Bankers, Inc.	151,600	12,764,720
CVB Financial Corp.	551,800	11,422,260
East West Bancorp, Inc.	364,100	20,160,217
First Citizen Bancshares, Inc.	51,300	17,468,163
First Hawaiian, Inc.	283,000	7,666,470
Hanmi Financial Corp.	299,100	7,985,970
Hilltop Holdings, Inc.	318,700	7,543,629
Hope Bancorp, Inc.	847,220	13,674,131
Huntington Bancshares, Inc.	4,321,300	54,405,167
Investors Bancorp, Inc.	1,079,900	14,135,891
Lakeland Financial Corp.	185,100	8,044,446
M&T Bank Corp.	19,790	2,926,149
Northrim Bancorp, Inc.	44,500	1,328,325
PacWest Bancorp	372,636	16,824,515
PNC Financial Services Group, Inc.	397,091	49,799,182
Popular, Inc.	269,737	10,765,204
Preferred Bank, Los Angeles	89,300	4,804,340
Prosperity Bancshares, Inc.	186,900	11,167,275
Regions Financial Corp.	1,364,100	19,247,451
Signature Bank (a)	147,800	18,968,652
SunTrust Banks, Inc.	547,300	30,156,230
SVB Financial Group (a)	87,800	14,868,052
Univest Corp. of Pennsylvania	185,000	5,392,750
Valley National Bancorp	892,800	9,990,432
WesBanco, Inc.	348,600	13,239,828
Zions Bancorporation	321,450	14,034,507
		513,331,403

TOTAL BANKS		786,450,509

Capital Markets - 4.0%
Asset Management & Custody Banks - 3.2%
Brookfield Asset Management, Inc. Class A (b)	126,700	5,011,182
Northern Trust Corp.	103,500	9,159,750
State Street Corp.	121,300	11,219,037
The Blackstone Group LP	147,800	4,837,494
		30,227,463
Investment Banking & Brokerage - 0.8%
Goldman Sachs Group, Inc.	31,900	7,137,306

TOTAL CAPITAL MARKETS		37,364,769

Consumer Finance - 4.9%
Consumer Finance - 4.9%
Capital One Financial Corp.	350,000	27,863,500
Discover Financial Services	95,800	5,647,410
Synchrony Financial	399,400	12,297,526
		45,808,436
Insurance - 1.3%
Property & Casualty Insurance - 1.3%
First American Financial Corp.	123,800	6,073,628
FNF Group	136,100	6,565,464
		12,639,092
Textiles, Apparel & Luxury Goods - 0.3%
Textiles - 0.3%
Cadence Bancorp (b)	117,900	2,457,036
Thrifts & Mortgage Finance - 4.2%
Thrifts & Mortgage Finance - 4.2%
Beneficial Bancorp, Inc.	625,100	9,345,245
Essent Group Ltd. (a)	64,700	2,528,476
Meridian Bancorp, Inc. Maryland	538,165	9,471,704
NMI Holdings, Inc. (a)	672,726	7,299,077
TFS Financial Corp.	726,400	11,172,032
		39,816,534
Trading Companies & Distributors - 0.7%
Trading Companies & Distributors - 0.7%
AerCap Holdings NV (a)	125,600	6,317,680
TOTAL COMMON STOCKS
(Cost $742,139,633)		930,854,056

Money Market Funds - 1.5%
Fidelity Cash Central Fund, 1.11% (c)	7,799,151	7,800,711
Fidelity Securities Lending Cash Central Fund 1.11% (c)(d)	6,385,296	6,385,934
TOTAL MONEY MARKET FUNDS
(Cost $14,186,645)		14,186,645
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $756,326,278)		945,040,701
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(6,087,258)
NET ASSETS - 100%		$938,953,443

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$44,293
Fidelity Securities Lending Cash Central Fund	7,298
Total	$51,591

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Banking Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $6,118,359) — See accompanying schedule: Unaffiliated issuers (cost $742,139,633)	$930,854,056
Fidelity Central Funds (cost $14,186,645)	14,186,645
Total Investment in Securities (cost $756,326,278)		$945,040,701
Receivable for investments sold		3,013,326
Receivable for fund shares sold		623,873
Dividends receivable		1,509,853
Distributions receivable from Fidelity Central Funds		7,065
Other receivables		6,561
Total assets		950,201,379
Liabilities
Payable to custodian bank	$735
Payable for investments purchased	954,889
Payable for fund shares redeemed	3,271,809
Accrued management fee	440,393
Other affiliated payables	176,863
Other payables and accrued expenses	15,047
Collateral on securities loaned	6,388,200
Total liabilities		11,247,936
Net Assets		$938,953,443
Net Assets consist of:
Paid in capital		$735,405,404
Undistributed net investment income		6,927,020
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		7,906,554
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		188,714,465
Net Assets, for 29,615,608 shares outstanding		$938,953,443
Net Asset Value, offering price and redemption price per share ($938,953,443 ÷ 29,615,608 shares)		$31.70

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2017 (Unaudited)
Investment Income
Dividends		$11,106,728
Income from Fidelity Central Funds		51,591
Total income		11,158,319
Expenses
Management fee	$2,922,785
Transfer agent fees	970,462
Accounting and security lending fees	176,593
Custodian fees and expenses	10,385
Independent trustees' fees and expenses	12,835
Registration fees	54,752
Audit	18,596
Legal	14,674
Interest	867
Miscellaneous	5,292
Total expenses before reductions	4,187,241
Expense reductions	(30,428)	4,156,813
Net investment income (loss)		7,001,506
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	26,500,189
Fidelity Central Funds	(452)
Foreign currency transactions	22,556
Total net realized gain (loss)		26,522,293
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(111,625,000)
Fidelity Central Funds	(1,600)
Assets and liabilities in foreign currencies	(18,479)
Total change in net unrealized appreciation (depreciation)		(111,645,079)
Net gain (loss)		(85,122,786)
Net increase (decrease) in net assets resulting from operations		$(78,121,280)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,001,506	$8,899,856
Net realized gain (loss)	26,522,293	950,718
Change in net unrealized appreciation (depreciation)	(111,645,079)	316,502,560
Net increase (decrease) in net assets resulting from operations	(78,121,280)	326,353,134
Distributions to shareholders from net investment income	(226,244)	(7,718,086)
Share transactions
Proceeds from sales of shares	214,301,364	644,775,316
Reinvestment of distributions	217,124	7,448,757
Cost of shares redeemed	(459,110,010)	(274,527,992)
Net increase (decrease) in net assets resulting from share transactions	(244,591,522)	377,696,081
Redemption fees	33,301	49,199
Total increase (decrease) in net assets	(322,905,745)	696,380,328
Net Assets
Beginning of period	1,261,859,188	565,478,860
End of period	$938,953,443	$1,261,859,188
Other Information
Undistributed net investment income end of period	$6,927,020	$151,758
Shares
Sold	6,511,484	21,208,450
Issued in reinvestment of distributions	6,841	232,556
Redeemed	(14,430,121)	(9,972,925)
Net increase (decrease)	(7,911,796)	11,468,081

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Banking Portfolio

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$33.63	$21.70	$26.24	$26.11	$20.58	$17.83
Income from Investment Operations
Net investment income (loss)B	.21	.33	.33	.30	.29	.26
Net realized and unrealized gain (loss)	(2.13)	11.85	(3.43)	1.04	5.97	2.73
Total from investment operations	(1.92)	12.18	(3.10)	1.34	6.26	2.99
Distributions from net investment income	(.01)	(.25)	(.28)	(.34)	(.20)	(.24)
Distributions from net realized gain	–	–	(1.16)	(.87)	(.53)	–
Total distributions	(.01)	(.25)	(1.44)	(1.21)	(.73)	(.24)
Redemption fees added to paid in capitalB,C	–	–	–	–	–	–
Net asset value, end of period	$31.70	$33.63	$21.70	$26.24	$26.11	$20.58
Total ReturnD,E	(5.72)%	56.16%	(12.57)%	5.30%	30.48%	16.86%
Ratios to Average Net AssetsF,G
Expenses before reductions	.78%H	.79%	.79%	.80%	.81%	.85%
Expenses net of fee waivers, if any	.78%H	.79%	.79%	.80%	.81%	.85%
Expenses net of all reductions	.78%H	.79%	.79%	.79%	.80%	.83%
Net investment income (loss)	1.31%H	1.20%	1.27%	1.14%	1.22%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$938,953	$1,261,859	$565,479	$584,635	$809,980	$530,562
Portfolio turnover rateI	36%H	34%	63%	65%	91%	69%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Brokerage and Investment Management Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
CBOE Holdings, Inc.	6.7	4.8
BlackRock, Inc. Class A	5.8	6.0
S&P Global, Inc.	5.6	5.2
Morgan Stanley	5.3	6.0
State Street Corp.	4.9	2.2
IntercontinentalExchange, Inc.	4.9	1.9
TD Ameritrade Holding Corp.	4.8	4.0
CME Group, Inc.	4.6	4.7
Invesco Ltd.	4.1	3.1
Charles Schwab Corp.	4.1	4.6
	50.8

Top Industries (% of fund's net assets)

As of August 31, 2017
Capital Markets	98.4%
Diversified Financial Services	1.6%

As of February 28, 2017
Capital Markets	95.8%
Diversified Financial Services	0.9%
Real Estate Management & Development	0.3%
All Others*	3.0%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Brokerage and Investment Management Portfolio

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value
Capital Markets - 98.4%
Asset Management & Custody Banks - 39.4%
Affiliated Managers Group, Inc.	90,400	$15,972,776
Apollo Global Management LLC Class A	448,200	13,235,346
Bank of New York Mellon Corp.	329,100	17,205,348
BlackRock, Inc. Class A	62,700	26,271,927
Cohen & Steers, Inc.	107,400	4,064,016
Diamond Hill Investment Group, Inc.	12,591	2,471,991
Eaton Vance Corp. (non-vtg.)	328,100	15,610,998
Invesco Ltd.	571,400	18,730,492
Legg Mason, Inc.	356,642	13,620,158
Northern Trust Corp.	151,200	13,381,200
Pzena Investment Management, Inc.	466,400	4,617,360
State Street Corp.	240,100	22,206,849
The Blackstone Group LP	185,500	6,071,415
Virtus Investment Partners, Inc.	24,700	2,618,200
WisdomTree Investments, Inc. (a)	248,800	2,281,496
		178,359,572
Financial Exchanges & Data - 29.2%
CBOE Holdings, Inc.	299,038	30,169,943
CME Group, Inc.	164,300	20,668,940
Deutsche Borse AG	90,300	9,652,213
IntercontinentalExchange, Inc.	340,900	22,046,003
MarketAxess Holdings, Inc.	33,100	6,386,645
Moody's Corp.	77,400	10,373,922
MSCI, Inc.	64,400	7,380,884
S&P Global, Inc.	163,100	25,171,223
		131,849,773
Investment Banking & Brokerage - 29.8%
BGC Partners, Inc. Class A	871,600	11,322,084
Charles Schwab Corp.	467,900	18,669,210
E*TRADE Financial Corp. (b)	65,900	2,702,559
Houlihan Lokey	243,100	8,763,755
Investment Technology Group, Inc.	148,300	2,979,347
Lazard Ltd. Class A	99,100	4,250,399
LPL Financial	149,400	6,997,896
Morgan Stanley	530,900	24,155,950
PJT Partners, Inc.	264,612	10,229,900
Raymond James Financial, Inc.	30,900	2,420,088
Stifel Financial Corp.	232,100	11,082,775
TD Ameritrade Holding Corp.	501,100	21,707,652
Tullett Prebon PLC	513,100	3,274,985
Virtu Financial, Inc. Class A (a)	359,100	6,445,845
		135,002,445

TOTAL CAPITAL MARKETS		445,211,790

Diversified Financial Services - 1.6%
Other Diversified Financial Services - 1.6%
NEX Group PLC	814,774	6,985,264
TOTAL COMMON STOCKS
(Cost $386,816,011)		452,197,054

Money Market Funds - 1.5%
Fidelity Cash Central Fund, 1.11% (c)	367,508	367,581
Fidelity Securities Lending Cash Central Fund 1.11% (c)(d)	6,623,330	6,623,992
TOTAL MONEY MARKET FUNDS
(Cost $6,991,343)		6,991,573
TOTAL INVESTMENT IN SECURITIES - 101.5%
(Cost $393,807,354)		459,188,627
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(6,864,330)
NET ASSETS - 100%		$452,324,297

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$25,831
Fidelity Securities Lending Cash Central Fund	25,670
Total	$51,501

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Brokerage and Investment Management Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $6,514,822) — See accompanying schedule: Unaffiliated issuers (cost $386,816,011)	$452,197,054
Fidelity Central Funds (cost $6,991,343)	6,991,573
Total Investment in Securities (cost $393,807,354)		$459,188,627
Cash		31,598
Receivable for fund shares sold		198,866
Dividends receivable		818,351
Distributions receivable from Fidelity Central Funds		10,418
Other receivables		37,582
Total assets		460,285,442
Liabilities
Payable for fund shares redeemed	$1,001,321
Accrued management fee	206,849
Other affiliated payables	81,851
Other payables and accrued expenses	46,040
Collateral on securities loaned	6,625,084
Total liabilities		7,961,145
Net Assets		$452,324,297
Net Assets consist of:
Paid in capital		$367,777,611
Undistributed net investment income		3,502,067
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		15,661,737
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		65,382,882
Net Assets, for 6,033,544 shares outstanding		$452,324,297
Net Asset Value, offering price and redemption price per share ($452,324,297 ÷ 6,033,544 shares)		$74.97

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2017 (Unaudited)
Investment Income
Dividends		$5,114,639
Income from Fidelity Central Funds		51,501
Total income		5,166,140
Expenses
Management fee	$1,139,061
Transfer agent fees	381,533
Accounting and security lending fees	82,180
Custodian fees and expenses	3,840
Independent trustees' fees and expenses	4,672
Registration fees	21,053
Audit	18,824
Legal	4,484
Miscellaneous	2,130
Total expenses before reductions	1,657,777
Expense reductions	(22,130)	1,635,647
Net investment income (loss)		3,530,493
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	17,144,648
Fidelity Central Funds	(393)
Foreign currency transactions	7,327
Total net realized gain (loss)		17,151,582
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	7,693,391
Fidelity Central Funds	(505)
Assets and liabilities in foreign currencies	1,609
Total change in net unrealized appreciation (depreciation)		7,694,495
Net gain (loss)		24,846,077
Net increase (decrease) in net assets resulting from operations		$28,376,570

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,530,493	$4,812,904
Net realized gain (loss)	17,151,582	13,312,025
Change in net unrealized appreciation (depreciation)	7,694,495	74,061,176
Net increase (decrease) in net assets resulting from operations	28,376,570	92,186,105
Distributions to shareholders from net investment income	(112,188)	(4,381,249)
Distributions to shareholders from net realized gain	(6,871,523)	(73,811)
Total distributions	(6,983,711)	(4,455,060)
Share transactions
Proceeds from sales of shares	64,037,425	79,591,297
Reinvestment of distributions	6,656,315	4,230,142
Cost of shares redeemed	(45,046,831)	(76,843,261)
Net increase (decrease) in net assets resulting from share transactions	25,646,909	6,978,178
Redemption fees	1,671	3,550
Total increase (decrease) in net assets	47,041,439	94,712,773
Net Assets
Beginning of period	405,282,858	310,570,085
End of period	$452,324,297	$405,282,858
Other Information
Undistributed net investment income end of period	$3,502,067	$83,762
Shares
Sold	867,564	1,190,777
Issued in reinvestment of distributions	97,229	61,844
Redeemed	(628,808)	(1,237,856)
Net increase (decrease)	335,985	14,765

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Brokerage and Investment Management Portfolio

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$71.13	$54.65	$74.78	$71.99	$55.99	$47.28
Income from Investment Operations
Net investment income (loss)B	.61	.89	.72	.96	.99	1.31
Net realized and unrealized gain (loss)	4.48	16.44	(16.77)	4.39	15.41	8.52
Total from investment operations	5.09	17.33	(16.05)	5.35	16.40	9.83
Distributions from net investment income	(.02)	(.83)	(.74)	(.83)	(.39)	(1.12)
Distributions from net realized gain	(1.23)	(.01)	(3.34)	(1.73)	(.02)	–
Total distributions	(1.25)	(.85)C	(4.08)	(2.56)	(.40)D	(1.12)
Redemption fees added to paid in capitalB,E	–	–	–	–	–	–
Net asset value, end of period	$74.97	$71.13	$54.65	$74.78	$71.99	$55.99
Total ReturnF,G	7.32%	31.76%	(22.23)%	7.43%	29.29%	21.08%
Ratios to Average Net AssetsH,I
Expenses before reductions	.79%J	.82%	.79%	.79%	.82%	.87%
Expenses net of fee waivers, if any	.79%J	.82%	.79%	.79%	.82%	.87%
Expenses net of all reductions	.78%J	.80%	.78%	.79%	.80%	.78%
Net investment income (loss)	1.69%J	1.43%	1.02%	1.32%	1.52%	2.72%
Supplemental Data
Net assets, end of period (000 omitted)	$452,324	$405,283	$310,570	$577,953	$834,222	$604,773
Portfolio turnover rateK	70%J	146%	67%	31%	182%	308%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.85 per share is comprised of distributions from net investment income of $.831 and distributions from net realized gain of $.014 per share.

 D Total distributions of $.40 per share is comprised of distributions from net investment income of $.388 and distributions from net realized gain of $.016 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Consumer Finance Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Visa, Inc. Class A	7.4	6.3
Capital One Financial Corp.	7.4	6.6
Synchrony Financial	7.0	7.1
MasterCard, Inc. Class A	5.9	5.5
Ally Financial, Inc.	5.8	4.5
AGNC Investment Corp.	5.3	2.2
New Residential Investment Corp.	3.5	1.5
American Express Co.	3.1	2.5
TFS Financial Corp.	3.1	2.7
Discover Financial Services	2.8	4.9
	51.3

Top Industries (% of fund's net assets)

As of August 31, 2017
Consumer Finance	38.8%
IT Services	22.7%
Thrifts & Mortgage Finance	18.0%
Mortgage Real Estate Investment Trusts	16.5%
Banks	2.7%
All Others*	1.3%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

As of February 28, 2017
Consumer Finance	40.4%
Thrifts & Mortgage Finance	22.3%
IT Services	20.6%
Mortgage Real Estate Investment Trusts	11.5%
Banks	4.1%
All Others*	1.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Consumer Finance Portfolio

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
Banks - 2.7%
Diversified Banks - 1.7%
Wells Fargo & Co.	31,400	$1,603,598
Regional Banks - 1.0%
Huntington Bancshares, Inc.	36,500	459,535
SVB Financial Group (a)	2,700	457,218
		916,753

TOTAL BANKS		2,520,351

Consumer Finance - 38.8%
Consumer Finance - 38.8%
Ally Financial, Inc.	239,200	5,405,920
American Express Co.	33,400	2,875,740
Capital One Financial Corp.	86,600	6,894,226
Credit Acceptance Corp. (a)(b)	7,275	1,980,983
Discover Financial Services	44,900	2,646,855
First Cash Financial Services, Inc.	4,811	282,406
LendingClub Corp. (a)	80,800	500,152
Navient Corp.	166,500	2,197,800
Nelnet, Inc. Class A	7,400	350,982
OneMain Holdings, Inc. (a)	79,000	2,162,230
Santander Consumer U.S.A. Holdings, Inc. (a)	135,100	1,929,228
SLM Corp. (a)	249,900	2,541,483
Synchrony Financial	212,000	6,527,480
		36,295,485
IT Services - 22.7%
Data Processing & Outsourced Services - 22.7%
Blackhawk Network Holdings, Inc. (a)	11,600	519,680
FleetCor Technologies, Inc. (a)	12,000	1,725,240
Global Payments, Inc.	21,600	2,062,584
MasterCard, Inc. Class A	41,500	5,531,950
PayPal Holdings, Inc. (a)	40,700	2,510,376
Square, Inc. (a)	15,700	409,927
Total System Services, Inc.	13,600	940,032
Vantiv, Inc. (a)	8,100	572,589
Visa, Inc. Class A	67,036	6,939,564
		21,211,942
Mortgage Real Estate Investment Trusts - 16.5%
Mortgage REITs - 16.5%
AGNC Investment Corp.	228,500	4,921,890
Annaly Capital Management, Inc.	174,815	2,185,188
Capstead Mortgage Corp.	100	967
Chimera Investment Corp.	39,700	757,079
Invesco Mortgage Capital, Inc.	113,257	1,923,104
MFA Financial, Inc.	114,700	1,007,066
New Residential Investment Corp.	202,050	3,329,784
Redwood Trust, Inc.	82,500	1,376,100
		15,501,178
Professional Services - 0.8%
Research & Consulting Services - 0.8%
Equifax, Inc.	5,100	726,597
Thrifts & Mortgage Finance - 18.0%
Thrifts & Mortgage Finance - 18.0%
Astoria Financial Corp.	37,200	728,748
BofI Holding, Inc. (a)(b)	25,600	678,656
Capitol Federal Financial, Inc.	70,500	967,260
Flagstar Bancorp, Inc. (a)	13,900	456,198
Meridian Bancorp, Inc. Maryland	18,100	318,560
MGIC Investment Corp. (a)	170,928	1,957,126
Nationstar Mortgage Holdings, Inc. (a)(b)	63,100	1,086,582
New York Community Bancorp, Inc.	200,100	2,411,205
Northwest Bancshares, Inc.	38,600	595,598
PHH Corp. (a)	18,000	255,600
Provident Financial Services, Inc.	33,600	834,960
Radian Group, Inc.	91,365	1,598,888
TFS Financial Corp.	186,600	2,869,908
Washington Federal, Inc.	40,400	1,262,500
WSFS Financial Corp.	19,400	867,180
		16,888,969
TOTAL COMMON STOCKS
(Cost $70,515,266)		93,144,522

Money Market Funds - 3.3%
Fidelity Securities Lending Cash Central Fund 1.11% (c)(d)
(Cost $3,098,475)	3,098,299	3,098,609
TOTAL INVESTMENT IN SECURITIES - 102.8%
(Cost $73,613,741)		96,243,131
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(2,655,018)
NET ASSETS - 100%		$93,588,113

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment made with cash collateral received from securities on loan.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,102
Fidelity Securities Lending Cash Central Fund	35,846
Total	$37,948

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Consumer Finance Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,062,416) — See accompanying schedule: Unaffiliated issuers (cost $70,515,266)	$93,144,522
Fidelity Central Funds (cost $3,098,475)	3,098,609
Total Investment in Securities (cost $73,613,741)		$96,243,131
Receivable for investments sold		520,794
Receivable for fund shares sold		81,464
Dividends receivable		110,645
Distributions receivable from Fidelity Central Funds		3,549
Other receivables		2,866
Total assets		96,962,449
Liabilities
Payable to custodian bank	$86,732
Payable for fund shares redeemed	105,322
Accrued management fee	42,735
Other affiliated payables	22,263
Other payables and accrued expenses	18,841
Collateral on securities loaned	3,098,443
Total liabilities		3,374,336
Net Assets		$93,588,113
Net Assets consist of:
Paid in capital		$76,485,084
Undistributed net investment income		865,849
Accumulated undistributed net realized gain (loss) on investments		(6,392,210)
Net unrealized appreciation (depreciation) on investments		22,629,390
Net Assets, for 6,463,222 shares outstanding		$93,588,113
Net Asset Value, offering price and redemption price per share ($93,588,113 ÷ 6,463,222 shares)		$14.48

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2017 (Unaudited)
Investment Income
Dividends		$1,264,553
Income from Fidelity Central Funds		37,948
Total income		1,302,501
Expenses
Management fee	$259,485
Transfer agent fees	116,791
Accounting and security lending fees	18,936
Custodian fees and expenses	(2,352)
Independent trustees' fees and expenses	1,117
Registration fees	14,699
Audit	19,865
Legal	2,830
Miscellaneous	590
Total expenses before reductions	431,961
Expense reductions	(7,932)	424,029
Net investment income (loss)		878,472
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,644,929
Fidelity Central Funds	(143)
Total net realized gain (loss)		5,644,786
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(3,514,362)
Fidelity Central Funds	(395)
Total change in net unrealized appreciation (depreciation)		(3,514,757)
Net gain (loss)		2,130,029
Net increase (decrease) in net assets resulting from operations		$3,008,501

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$878,472	$1,593,348
Net realized gain (loss)	5,644,786	376,285
Change in net unrealized appreciation (depreciation)	(3,514,757)	24,444,332
Net increase (decrease) in net assets resulting from operations	3,008,501	26,413,965
Distributions to shareholders from net investment income	(112,163)	(1,693,811)
Distributions to shareholders from net realized gain	–	(2,140,248)
Total distributions	(112,163)	(3,834,059)
Share transactions
Proceeds from sales of shares	5,889,314	24,529,703
Reinvestment of distributions	108,027	3,691,039
Cost of shares redeemed	(17,129,323)	(35,623,808)
Net increase (decrease) in net assets resulting from share transactions	(11,131,982)	(7,403,066)
Redemption fees	792	3,187
Total increase (decrease) in net assets	(8,234,852)	15,180,027
Net Assets
Beginning of period	101,822,965	86,642,938
End of period	$93,588,113	$101,822,965
Other Information
Undistributed net investment income end of period	$865,849	$99,540
Shares
Sold	419,709	1,911,163
Issued in reinvestment of distributions	8,044	300,993
Redeemed	(1,228,945)	(2,869,642)
Net increase (decrease)	(801,192)	(657,486)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Consumer Finance Portfolio

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$14.02	$10.94	$14.01	$16.16	$15.37	$12.62
Income from Investment Operations
Net investment income (loss)B	.13	.21	.20	.22	.34	.28
Net realized and unrealized gain (loss)	.35C	3.38	(1.99)	.95	3.18	2.72
Total from investment operations	.48	3.59	(1.79)	1.17	3.52	3.00
Distributions from net investment income	(.02)	(.23)	(.20)	(.30)	(.40)	(.24)
Distributions from net realized gain	–	(.28)	(1.08)	(3.03)	(2.33)	(.01)
Total distributions	(.02)	(.51)	(1.28)	(3.32)D	(2.73)	(.25)
Redemption fees added to paid in capitalB,E	–	–	–	–	–	–
Net asset value, end of period	$14.48	$14.02	$10.94	$14.01	$16.16	$15.37
Total ReturnF,G	3.40%C	33.57%	(14.01)%	7.69%	24.31%	23.92%
Ratios to Average Net AssetsH,I
Expenses before reductions	.91%J	.94%	.90%	.88%	.85%	.89%
Expenses net of fee waivers, if any	.91%J	.94%	.89%	.88%	.85%	.89%
Expenses net of all reductions	.89%J	.93%	.89%	.88%	.83%	.86%
Net investment income (loss)	1.84%J	1.72%	1.53%	1.45%	2.07%	1.98%
Supplemental Data
Net assets, end of period (000 omitted)	$93,588	$101,823	$86,643	$134,569	$250,222	$303,556
Portfolio turnover rateK	45%J	44%	48%	71%	89%	79%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.26 per share. Excluding these litigation proceeds, the total return would have been 1.55%.

 D Total distributions of $3.32 per share is comprised of distributions from net investment income of $.296 and distributions from net realized gain of $3.026 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Services Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Capital One Financial Corp.	5.5	5.3
Berkshire Hathaway, Inc. Class B	5.4	6.0
Citigroup, Inc.	5.4	5.0
Bank of America Corp.	5.0	5.1
Huntington Bancshares, Inc.	4.7	3.4
Goldman Sachs Group, Inc.	4.6	4.9
TD Ameritrade Holding Corp.	4.1	1.4
Chubb Ltd.	3.9	2.9
The Travelers Companies, Inc.	3.7	2.8
JPMorgan Chase & Co.	3.6	3.5
	45.9

Top Industries (% of fund's net assets)

As of August 31, 2017
Banks	32.8%
Capital Markets	26.7%
Insurance	21.5%
Consumer Finance	8.4%
Diversified Financial Services	5.4%
All Others*	5.2%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

As of February 28, 2017
Banks	38.1%
Insurance	20.1%
Capital Markets	19.9%
Consumer Finance	10.1%
Diversified Financial Services	6.5%
All Others*	5.3%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Financial Services Portfolio

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
Banks - 32.8%
Diversified Banks - 17.0%
Allied Irish Banks PLC	102,138	$608,680
Bank of America Corp.	2,242,000	53,561,380
Citigroup, Inc.	847,490	57,654,745
JPMorgan Chase & Co.	424,400	38,573,716
Wells Fargo & Co.	629,000	32,123,030
		182,521,551
Regional Banks - 15.8%
Bank of the Ozarks, Inc.	269,700	11,586,312
CIT Group, Inc.	150,000	6,727,500
CoBiz, Inc.	398,300	6,791,015
East West Bancorp, Inc.	150,000	8,305,500
First Republic Bank	106,200	10,306,710
Huntington Bancshares, Inc.	3,991,400	50,251,726
PNC Financial Services Group, Inc.	295,400	37,046,114
Popular, Inc.	257,170	10,263,655
Preferred Bank, Los Angeles	40,000	2,152,000
Regions Financial Corp.	400,000	5,644,000
Signature Bank (a)	10,000	1,283,400
SunTrust Banks, Inc.	274,300	15,113,930
SVB Financial Group (a)	20,000	3,386,800
		168,858,662

TOTAL BANKS		351,380,213

Capital Markets - 26.7%
Asset Management & Custody Banks - 8.4%
Affiliated Managers Group, Inc.	91,600	16,184,804
BlackRock, Inc. Class A	53,000	22,207,530
Brighthouse Financial, Inc.	27,272	1,556,413
Invesco Ltd.	483,500	15,849,130
Northern Trust Corp.	328,300	29,054,550
State Street Corp.	50,000	4,624,500
		89,476,927
Financial Exchanges & Data - 5.8%
CBOE Holdings, Inc.	308,900	31,164,921
Deutsche Borse AG	75,000	8,016,788
IntercontinentalExchange, Inc.	356,200	23,035,454
		62,217,163
Investment Banking & Brokerage - 12.5%
E*TRADE Financial Corp. (a)	872,100	35,764,821
Goldman Sachs Group, Inc.	218,400	48,864,816
Investment Technology Group, Inc.	270,000	5,424,300
TD Ameritrade Holding Corp.	1,005,600	43,562,592
		133,616,529

TOTAL CAPITAL MARKETS		285,310,619

Consumer Finance - 8.4%
Consumer Finance - 8.4%
Capital One Financial Corp.	741,700	59,046,736
Synchrony Financial	1,019,900	31,402,721
		90,449,457
Diversified Financial Services - 5.4%
Multi-Sector Holdings - 5.4%
Berkshire Hathaway, Inc. Class B (a)	318,500	57,699,460
Insurance - 21.5%
Insurance Brokers - 1.1%
Willis Group Holdings PLC	81,200	12,055,764
Life & Health Insurance - 3.7%
MetLife, Inc.	356,200	16,680,846
Torchmark Corp.	291,400	22,429,058
		39,109,904
Multi-Line Insurance - 2.6%
Hartford Financial Services Group, Inc.	519,400	28,083,958
Property & Casualty Insurance - 12.3%
Allstate Corp.	305,500	27,647,750
Chubb Ltd.	298,100	42,157,302
FNF Group	458,000	22,093,920
The Travelers Companies, Inc.	326,800	39,601,624
		131,500,596
Reinsurance - 1.8%
Reinsurance Group of America, Inc.	141,600	19,038,120

TOTAL INSURANCE		229,788,342

IT Services - 2.9%
Data Processing & Outsourced Services - 2.9%
Visa, Inc. Class A	127,200	13,167,744
WEX, Inc. (a)	160,100	17,473,314
		30,641,058
Thrifts & Mortgage Finance - 0.6%
Thrifts & Mortgage Finance - 0.6%
MGIC Investment Corp. (a)	392,800	4,497,560
Radian Group, Inc.	144,100	2,521,750
		7,019,310
TOTAL COMMON STOCKS
(Cost $876,458,840)		1,052,288,459

Money Market Funds - 1.5%
Fidelity Cash Central Fund, 1.11% (b)
(Cost $15,419,752)	15,416,668	15,419,752
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $891,878,592)		1,067,708,211
NET OTHER ASSETS (LIABILITIES) - 0.2%		2,488,834
NET ASSETS - 100%		$1,070,197,045

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$82,046
Fidelity Securities Lending Cash Central Fund	2,651
Total	$84,697

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Services Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $876,458,840)	$1,052,288,459
Fidelity Central Funds (cost $15,419,752)	15,419,752
Total Investment in Securities (cost $891,878,592)		$1,067,708,211
Receivable for fund shares sold		4,965,039
Dividends receivable		1,684,235
Distributions receivable from Fidelity Central Funds		15,598
Other receivables		8,004
Total assets		1,074,381,087
Liabilities
Payable for investments purchased	$1,928,571
Payable for fund shares redeemed	1,573,887
Accrued management fee	482,262
Other affiliated payables	184,288
Other payables and accrued expenses	15,034
Total liabilities		4,184,042
Net Assets		$1,070,197,045
Net Assets consist of:
Paid in capital		$862,818,395
Undistributed net investment income		5,002,152
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		26,547,652
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		175,828,846
Net Assets, for 10,426,835 shares outstanding		$1,070,197,045
Net Asset Value, offering price and redemption price per share ($1,070,197,045 ÷ 10,426,835 shares)		$102.64

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2017 (Unaudited)
Investment Income
Dividends		$8,753,994
Income from Fidelity Central Funds		84,697
Total income		8,838,691
Expenses
Management fee	$2,702,505
Transfer agent fees	892,995
Accounting and security lending fees	165,139
Custodian fees and expenses	6,466
Independent trustees' fees and expenses	11,257
Registration fees	39,338
Audit	24,037
Legal	8,646
Miscellaneous	7,659
Total expenses before reductions	3,858,042
Expense reductions	(22,402)	3,835,640
Net investment income (loss)		5,003,051
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	29,161,466
Fidelity Central Funds	(1,435)
Foreign currency transactions	(917)
Total net realized gain (loss)		29,159,114
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(26,395,289)
Assets and liabilities in foreign currencies	75
Total change in net unrealized appreciation (depreciation)		(26,395,214)
Net gain (loss)		2,763,900
Net increase (decrease) in net assets resulting from operations		$7,766,951

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,003,051	$11,209,051
Net realized gain (loss)	29,159,114	79,390,901
Change in net unrealized appreciation (depreciation)	(26,395,214)	210,318,275
Net increase (decrease) in net assets resulting from operations	7,766,951	300,918,227
Distributions to shareholders from net investment income	(426,314)	(9,666,149)
Distributions to shareholders from net realized gain	(13,729,261)	–
Total distributions	(14,155,575)	(9,666,149)
Share transactions
Proceeds from sales of shares	254,049,186	369,367,686
Reinvestment of distributions	13,794,334	9,404,400
Cost of shares redeemed	(210,913,555)	(693,953,459)
Net increase (decrease) in net assets resulting from share transactions	56,929,965	(315,181,373)
Redemption fees	–	11,423
Total increase (decrease) in net assets	50,541,341	(23,917,872)
Net Assets
Beginning of period	1,019,655,704	1,043,573,576
End of period	$1,070,197,045	$1,019,655,704
Other Information
Undistributed net investment income end of period	$5,002,152	$425,415
Shares
Sold	2,496,986	3,895,979
Issued in reinvestment of distributions	141,046	95,090
Redeemed	(2,105,599)	(8,010,907)
Net increase (decrease)	532,433	(4,019,838)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Financial Services Portfolio

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$103.05	$75.00	$88.84	$80.90	$65.56	$57.57
Income from Investment Operations
Net investment income (loss)B	.51	.95	.87	.84	1.06	.99
Net realized and unrealized gain (loss)	.54	28.09	(13.34)	8.75	15.03	7.75
Total from investment operations	1.05	29.04	(12.47)	9.59	16.09	8.74
Distributions from net investment income	(.04)	(.99)	(.78)	(.89)	(.75)	(.75)
Distributions from net realized gain	(1.42)	–	(.59)	(.76)	–	–
Total distributions	(1.46)	(.99)	(1.37)	(1.65)	(.75)	(.75)
Redemption fees added to paid in capitalB	–	–C	–C	–C	–C	–C
Net asset value, end of period	$102.64	$103.05	$75.00	$88.84	$80.90	$65.56
Total ReturnD,E	1.09%	38.78%	(14.18)%	11.87%	24.56%	15.26%
Ratios to Average Net AssetsF,G
Expenses before reductions	.78%H	.77%	.76%	.78%	.83%	.87%
Expenses net of fee waivers, if any	.78%H	.77%	.76%	.78%	.83%	.87%
Expenses net of all reductions	.77%H	.76%	.75%	.78%	.81%	.78%
Net investment income (loss)	1.01%H	1.10%	1.01%	.99%	1.43%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$1,070,197	$1,019,656	$1,043,574	$1,385,490	$779,524	$616,059
Portfolio turnover rateI	68%H	84%J	55%	42%J	197%	271%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Insurance Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Chubb Ltd.	13.0	10.0
American International Group, Inc.	10.5	10.0
The Travelers Companies, Inc.	7.8	5.9
MetLife, Inc.	5.3	6.5
Berkshire Hathaway, Inc. Class B	5.3	2.6
Marsh & McLennan Companies, Inc.	5.3	5.3
Reinsurance Group of America, Inc.	4.6	1.9
Principal Financial Group, Inc.	3.2	3.9
Allstate Corp.	3.0	4.2
AFLAC, Inc.	2.9	4.5
	60.9

Top Industries (% of fund's net assets)

As of August 31, 2017
Insurance	87.4%
Diversified Financial Services	7.1%
Capital Markets	2.5%
Consumer Finance	0.2%
All Others*	2.8%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

As of February 28, 2017
Insurance	92.5%
Diversified Financial Services	3.0%
Capital Markets	1.2%
Banks	0.3%
Consumer Finance	0.1%
All Others*	2.9%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Insurance Portfolio

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
Banks - 0.0%
Regional Banks - 0.0%
Hilltop Holdings, Inc.	500	$11,835
Capital Markets - 2.5%
Asset Management & Custody Banks - 2.5%
Apollo Global Management LLC Class A	127,644	3,769,327
Ares Management LP	309,014	5,608,604
Brighthouse Financial, Inc.	51,706	2,950,861
		12,328,792
Consumer Finance - 0.2%
Consumer Finance - 0.2%
J.G. Wentworth Co. (a)(b)	179,100	35,820
OneMain Holdings, Inc. (a)	29,000	793,730
		829,550
Diversified Financial Services - 7.1%
Multi-Sector Holdings - 5.3%
Berkshire Hathaway, Inc. Class B (a)	141,700	25,670,372
Other Diversified Financial Services - 1.8%
Voya Financial, Inc.	233,700	8,934,351

TOTAL DIVERSIFIED FINANCIAL SERVICES		34,604,723

Insurance - 87.4%
Insurance Brokers - 13.7%
Aon PLC	88,700	12,343,492
Arthur J. Gallagher & Co.	198,900	11,516,310
Brown & Brown, Inc.	211,800	9,522,528
Marsh & McLennan Companies, Inc.	327,600	25,579,008
Willis Group Holdings PLC	50,628	7,516,739
		66,478,077
Life & Health Insurance - 21.4%
AFLAC, Inc.	171,200	14,132,560
CNO Financial Group, Inc.	218,900	4,892,415
FBL Financial Group, Inc. Class A	300	20,400
Genworth Financial, Inc. Class A (a)	444,100	1,523,263
MetLife, Inc.	556,775	26,073,773
Primerica, Inc.	49,300	3,773,915
Principal Financial Group, Inc.	249,700	15,611,244
Prudential Financial, Inc.	118,589	12,105,565
Sony Financial Holdings, Inc.	518,000	8,208,087
Torchmark Corp.	100,200	7,712,394
Unum Group	217,661	10,486,907
		104,540,523
Multi-Line Insurance - 14.7%
American International Group, Inc.	845,400	51,129,792
Fairfax Financial Holdings Ltd.	4,217	2,180,189
Hartford Financial Services Group, Inc.	232,900	12,592,903
Loews Corp.	104,000	4,844,320
Zurich Insurance Group AG	3,616	1,081,840
		71,829,044
Property & Casualty Insurance - 32.0%
Allstate Corp.	164,100	14,851,050
AmTrust Financial Services, Inc. (b)	87,900	1,089,960
Arch Capital Group Ltd. (a)	67,800	6,599,652
Argo Group International Holdings, Ltd.	16,681	1,004,196
Aspen Insurance Holdings Ltd.	103,400	4,673,680
Assured Guaranty Ltd.	107,200	4,560,288
Axis Capital Holdings Ltd.	14,700	885,528
Chubb Ltd.	449,505	63,568,999
First American Financial Corp.	69,300	3,399,858
FNF Group	109,600	5,287,104
FNFV Group (a)	21,299	358,888
Hanover Insurance Group, Inc.	44,000	4,319,920
Markel Corp. (a)	4,900	5,154,751
MBIA, Inc. (a)	92,900	934,574
Mercury General Corp.	200	11,494
OneBeacon Insurance Group Ltd.	77,420	1,410,592
The Travelers Companies, Inc.	314,900	38,159,582
		156,270,116
Reinsurance - 5.6%
Maiden Holdings Ltd.	700	5,075
Muenchener Rueckversicherungs AG	20,600	4,252,335
Reinsurance Group of America, Inc.	165,933	22,309,692
Third Point Reinsurance Ltd. (a)	46,300	650,515
		27,217,617

TOTAL INSURANCE		426,335,377

TOTAL COMMON STOCKS
(Cost $310,993,284)		474,110,277

Nonconvertible Preferred Stocks - 0.0%
Insurance - 0.0%
Life & Health Insurance - 0.0%
Torchmark Corp. 6.125%
(Cost $76,079)	3,059	82,715

Money Market Funds - 2.6%
Fidelity Cash Central Fund, 1.11% (c)	11,948,077	11,950,467
Fidelity Securities Lending Cash Central Fund 1.11% (c)(d)	869,026	869,113
TOTAL MONEY MARKET FUNDS
(Cost $12,818,195)		12,819,580
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $323,887,558)		487,012,572
NET OTHER ASSETS (LIABILITIES) - 0.2%		1,039,677
NET ASSETS - 100%		$488,052,249

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$88,592
Fidelity Securities Lending Cash Central Fund	747
Total	$89,339

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	77.3%
Switzerland	13.2%
Bermuda	4.0%
United Kingdom	2.5%
Japan	1.7%
Others (Individually Less Than 1%)	1.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Insurance Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $819,640) — See accompanying schedule: Unaffiliated issuers (cost $311,069,363)	$474,192,992
Fidelity Central Funds (cost $12,818,195)	12,819,580
Total Investment in Securities (cost $323,887,558)		$487,012,572
Cash		8,999
Receivable for investments sold		2,954,630
Receivable for fund shares sold		556,601
Dividends receivable		842,834
Distributions receivable from Fidelity Central Funds		13,340
Receivable from affiliate		9,697
Other receivables		2,092
Total assets		491,400,765
Liabilities
Payable for fund shares redeemed	$2,134,442
Accrued management fee	229,525
Other affiliated payables	97,436
Other payables and accrued expenses	18,013
Collateral on securities loaned	869,100
Total liabilities		3,348,516
Net Assets		$488,052,249
Net Assets consist of:
Paid in capital		$266,833,733
Undistributed net investment income		4,398,384
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		53,693,001
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		163,127,131
Net Assets, for 5,880,671 shares outstanding		$488,052,249
Net Asset Value, offering price and redemption price per share ($488,052,249 ÷ 5,880,671 shares)		$82.99

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2017 (Unaudited)
Investment Income
Dividends		$6,541,164
Income from Fidelity Central Funds		89,339
Total income		6,630,503
Expenses
Management fee	$1,544,918
Transfer agent fees	523,352
Accounting and security lending fees	106,517
Custodian fees and expenses	5,256
Independent trustees' fees and expenses	6,788
Registration fees	26,283
Audit	18,813
Legal	4,752
Miscellaneous	4,173
Total expenses before reductions	2,240,852
Expense reductions	(8,823)	2,232,029
Net investment income (loss)		4,398,474
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	55,294,816
Fidelity Central Funds	319
Foreign currency transactions	(13,776)
Total net realized gain (loss)		55,281,359
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(40,205,871)
Fidelity Central Funds	(306)
Assets and liabilities in foreign currencies	2,719
Total change in net unrealized appreciation (depreciation)		(40,203,458)
Net gain (loss)		15,077,901
Net increase (decrease) in net assets resulting from operations		$19,476,375

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,398,474	$7,889,074
Net realized gain (loss)	55,281,359	4,129,500
Change in net unrealized appreciation (depreciation)	(40,203,458)	143,124,773
Net increase (decrease) in net assets resulting from operations	19,476,375	155,143,347
Distributions to shareholders from net investment income	(985,294)	(7,613,475)
Distributions to shareholders from net realized gain	(2,384,262)	(9,708,827)
Total distributions	(3,369,556)	(17,322,302)
Share transactions
Proceeds from sales of shares	64,663,582	240,670,672
Reinvestment of distributions	3,251,922	16,799,725
Cost of shares redeemed	(243,762,755)	(207,368,304)
Net increase (decrease) in net assets resulting from share transactions	(175,847,251)	50,102,093
Redemption fees	5,539	9,719
Total increase (decrease) in net assets	(159,734,893)	187,932,857
Net Assets
Beginning of period	647,787,142	459,854,285
End of period	$488,052,249	$647,787,142
Other Information
Undistributed net investment income end of period	$4,398,384	$985,204
Shares
Sold	788,939	3,320,634
Issued in reinvestment of distributions	41,127	236,373
Redeemed	(2,986,569)	(2,802,254)
Net increase (decrease)	(2,156,503)	754,753

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Insurance Portfolio

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$80.60	$63.15	$66.87	$66.08	$56.81	$47.56
Income from Investment Operations
Net investment income (loss)B	.63	.99	.89	.96	.75	.68
Net realized and unrealized gain (loss)	2.21	18.64	(2.50)	7.13	13.75	10.06
Total from investment operations	2.84	19.63	(1.61)	8.09	14.50	10.74
Distributions from net investment income	(.13)	(.89)	(.74)	(.96)	(.61)	(.52)
Distributions from net realized gain	(.32)	(1.29)	(1.37)	(6.34)	(4.62)	(.97)
Total distributions	(.45)	(2.18)	(2.11)	(7.30)	(5.23)	(1.49)
Redemption fees added to paid in capitalB,C	–	–	–	–	–	–
Net asset value, end of period	$82.99	$80.60	$63.15	$66.87	$66.08	$56.81
Total ReturnD,E	3.55%	31.60%	(2.54)%	13.01%	25.82%	22.91%
Ratios to Average Net AssetsF,G
Expenses before reductions	.79%H	.80%	.80%	.81%	.83%	.87%
Expenses net of fee waivers, if any	.79%H	.79%	.80%	.81%	.83%	.87%
Expenses net of all reductions	.79%H	.79%	.80%	.81%	.82%	.85%
Net investment income (loss)	1.55%H	1.37%	1.32%	1.44%	1.17%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$488,052	$647,787	$459,854	$401,818	$430,482	$307,071
Portfolio turnover rateI	29%H	16%	25%	26%	126%	157%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2017

1. Organization.

Banking Portfolio, Brokerage and Investment Management Portfolio, Consumer Finance Portfolio, Financial Services Portfolio, and Insurance Portfolio (the Funds) are funds of Fidelity Select Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds are non-diversified with the exception of Financial Services Portfolio and Banking Portfolio. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2017 is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Brokerage and Investment Management Portfolio, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, equity-debt classifications, redemptions in kind, partnerships, deferred trustees' compensation, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Banking Portfolio	$758,198,774	$206,084,502	$(19,242,575)	$186,841,927
Brokerage and Investment Management Portfolio	395,031,724	68,946,403	(4,789,500)	64,156,903
Consumer Finance Portfolio	73,966,858	23,857,528	(1,581,255)	22,276,273
Financial Services Portfolio	895,516,609	184,061,841	(11,870,239)	172,191,602
Insurance Portfolio	325,541,327	164,156,020	(2,684,775)	161,471,245

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Fiscal year of expiration
	2018	2019	Total with expiration
Consumer Finance Portfolio	$(10,657,800)	$(1,011,664)	$(11,669,464)

	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryforward
Banking Portfolio	$(11,016,532)	$(5,087,108)	$(16,103,640)	$(16,103,640)
Consumer Finance Portfolio	–	–	–	(11,669,464)

Due to large subscriptions in a prior period, $11,669,464 of capital losses that will be available to offset future capital gains of the Consumer Finance Portfolio will be limited to approximately $5,418,625 per year.

Trading (Redemption) Fees. Shares held by investors in Banking Portfolio, Brokerage and Investment Management Portfolio, Consumer Finance Portfolio, and Insurance Portfolio less than 30 days may be subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the applicable fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Banking Portfolio	188,950,522	408,334,431
Brokerage and Investment Management Portfolio	178,834,218	144,530,148
Consumer Finance Portfolio	21,480,188	28,919,634
Financial Services Portfolio	387,242,229	334,581,451
Insurance Portfolio	78,378,910	241,749,806

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Banking Portfolio	.30%	.25%	.54%
Brokerage and Investment Management Portfolio	.30%	.25%	.54%
Consumer Finance Portfolio	.30%	.25%	.54%
Financial Services Portfolio	.30%	.25%	.54%
Insurance Portfolio	.30%	.25%	.54%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Banking Portfolio	.18%
Brokerage and Investment Management Portfolio	.18%
Consumer Finance Portfolio	.25%
Financial Services Portfolio	.18%
Insurance Portfolio	.18%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Banking Portfolio	$8,558
Brokerage and Investment Management Portfolio	2,709
Consumer Finance Portfolio	1,784
Financial Services Portfolio	5,854
Insurance Portfolio	1,478

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Banking Portfolio	Borrower	$4,743,667	1.10%	$867

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 3,248,246 shares of Financial Services Portfolio held by an affiliated entity were redeemed in-kind for investments and cash with a value of $276,003,424. The Fund had a net realized gain of $46,242,607 on investments delivered through in-kind redemptions. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. Financial Services Portfolio recognized no gain or loss for federal income tax purposes.

Other. During the period, Insurance Portfolio recorded a reimbursement of $9,697 for an Operational error. This amount is included in Share Transactions in the accompanying Statement of Changes in Net Assets, and will settle subsequent to period end.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Banking Portfolio	$1,863
Brokerage and Investment Management Portfolio	645
Consumer Finance Portfolio	160
Financial Services Portfolio	1,574
Insurance Portfolio	1,020

During the period, the Funds did not borrow on this line of credit.

7. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Security lending activity was as follows:

Total Security Lending Income
Banking Portfolio	$7,298
Brokerage and Investment Management Portfolio	25,670
Consumer Finance Portfolio	35,846
Financial Services Portfolio	2,651
Insurance Portfolio	747

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of Certain Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Banking Portfolio	$25,414	$–
Brokerage and Investment Management Portfolio	20,260	49
Consumer Finance Portfolio	7,444	–
Financial Services Portfolio	17,590	–
Insurance Portfolio	5,410	7

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses as follows:

Amount
Banking Portfolio	$5,014
Brokerage and Investment Management Portfolio	1,821
Consumer Finance Portfolio	488
Financial Services Portfolio	4,812
Insurance Portfolio	3,406

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares of the following Funds.

	VIP FundsManager 50% Portfolio	VIP FundsManager 60% Portfolio
Banking Portfolio	11%	16%
Financial Services Portfolio	16%	18%
Insurance Portfolio	12%	15%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Funds.

% of shares held
Banking Portfolio	31%
Financial Services Portfolio	41%
Insurance Portfolio	33%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2017 to August 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioA	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During Period-B March 1, 2017 to August 31, 2017
Banking Portfolio	.78%
Actual		$1,000.00	$942.80	$3.82
Hypothetical-C		$1,000.00	$1,021.27	$3.97
Brokerage and Investment Management Portfolio	.79%
Actual		$1,000.00	$1,073.20	$4.13
Hypothetical-C		$1,000.00	$1,021.22	$4.02
Consumer Finance Portfolio	.91%
Actual		$1,000.00	$1,034.00	$4.67
Hypothetical-C		$1,000.00	$1,020.62	$4.63
Financial Services Portfolio	.78%
Actual		$1,000.00	$1,010.90	$3.95
Hypothetical-C		$1,000.00	$1,021.27	$3.97
Insurance Portfolio	.79%
Actual		$1,000.00	1,035.50	$4.05
Hypothetical-C		$1,000.00	$1,021.22	$4.02

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

SELFIN-SANN-1017
1.813666.112

Fidelity® Select Portfolios® Consumer Staples Sector Consumer Staples Portfolio Semi-Annual Report August 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
British American Tobacco PLC sponsored ADR	14.2	11.6
Philip Morris International, Inc.	14.1	11.7
CVS Health Corp.	9.2	8.4
Kroger Co.	5.4	6.0
The Coca-Cola Co.	5.3	4.9
Colgate-Palmolive Co.	4.8	3.8
Estee Lauder Companies, Inc. Class A	4.8	4.8
Monster Beverage Corp.	3.8	3.1
Procter & Gamble Co.	3.1	3.9
Anheuser-Busch InBev SA NV	2.9	2.5
	67.6

Top Industries (% of fund's net assets)

As of August 31, 2017
Tobacco	31.1%
Food & Staples Retailing	18.5%
Beverages	17.7%
Food Products	11.3%
Personal Products	10.2%
All Others*	11.2%

* Includes Short-Term investments and Net Other Assets (Liabilities).

As of February 28, 2017
Tobacco	33.8%
Food & Staples Retailing	17.6%
Beverages	16.6%
Food Products	10.4%
Personal Products	9.7%
All Others*	11.9%

* Includes Short-Term investments and Net Other Assets (Liabilities).

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
Beverages - 17.5%
Brewers - 3.9%
Anheuser-Busch InBev SA NV	640,690	$75,877,560
China Resources Beer Holdings Co. Ltd.	2,798,000	7,022,039
Molson Coors Brewing Co. Class B	244,200	21,916,950
		104,816,549
Distillers & Vintners - 2.7%
Constellation Brands, Inc. Class A (sub. vtg.)	203,300	40,680,330
Kweichow Moutai Co. Ltd. (A Shares)	105,853	7,889,300
Pernod Ricard SA	111,076	15,180,053
Wuliangye Yibin Co. Ltd. Class A	867,109	7,301,458
		71,051,141
Soft Drinks - 10.9%
Britvic PLC	1,513,964	14,790,475
Coca-Cola Bottling Co. Consolidated	75,144	16,050,007
Coca-Cola FEMSA S.A.B. de CV sponsored ADR	64,529	5,280,408
Coca-Cola Icecek Sanayi A/S	402,162	4,674,190
Embotelladora Andina SA Series A sponsored ADR Series A	216,511	5,202,759
Monster Beverage Corp. (a)	1,798,702	100,403,546
The Coca-Cola Co.	3,103,718	141,374,355
		287,775,740

TOTAL BEVERAGES		463,643,430

Diversified Financial Services - 0.2%
Other Diversified Financial Services - 0.2%
The Simply Good Foods Co.	360,100	4,267,185
Food & Staples Retailing - 18.5%
Drug Retail - 13.1%
CVS Health Corp.	3,140,703	242,901,970
Drogasil SA	328,600	7,239,357
Rite Aid Corp. (a)	9,452,063	22,873,992
Walgreens Boots Alliance, Inc.	893,324	72,805,906
		345,821,225
Food Retail - 5.4%
Kroger Co.	6,592,770	144,183,880

TOTAL FOOD & STAPLES RETAILING		490,005,105

Food Products - 11.3%
Agricultural Products - 2.7%
Bunge Ltd.	952,135	71,057,835
Packaged Foods & Meats - 8.6%
Amplify Snack Brands, Inc. (a)(b)	1,342,368	9,678,473
Blue Buffalo Pet Products, Inc. (a)	680,771	17,536,661
Dean Foods Co.	1,808,400	19,892,400
Mondelez International, Inc.	1,472,558	59,874,208
Nestle SA (Reg. S)	165,250	14,009,225
The Hain Celestial Group, Inc. (a)	623,766	25,087,869
The J.M. Smucker Co.	234,500	24,566,220
TreeHouse Foods, Inc. (a)(b)	837,059	56,074,582
		226,719,638

TOTAL FOOD PRODUCTS		297,777,473

Hotels, Restaurants & Leisure - 0.6%
Restaurants - 0.6%
U.S. Foods Holding Corp. (a)	526,416	14,450,119
Household Products - 9.8%
Household Products - 9.8%
Colgate-Palmolive Co.	1,781,080	127,596,571
Kimberly-Clark Corp.	136,454	16,823,414
Procter & Gamble Co.	895,350	82,613,945
Spectrum Brands Holdings, Inc.	287,905	31,658,034
		258,691,964
Personal Products - 10.2%
Personal Products - 10.2%
Avon Products, Inc. (a)	12,927,767	32,190,140
Coty, Inc. Class A	3,440,797	57,048,414
Edgewell Personal Care Co. (a)	103,600	7,867,384
Estee Lauder Companies, Inc. Class A	1,184,339	126,712,430
Herbalife Ltd. (a)(b)	257,910	17,798,369
L'Oreal SA	33,600	7,098,354
Unilever NV (Certificaten Van Aandelen) (Bearer)	254,300	15,139,557
Unilever PLC sponsored ADR	108,400	6,309,964
		270,164,612
Tobacco - 31.1%
Tobacco - 31.1%
Altria Group, Inc.	1,084,045	68,728,453
British American Tobacco PLC sponsored ADR	6,048,226	375,715,799
ITC Ltd.	1,547,202	6,830,340
Philip Morris International, Inc.	3,179,491	371,777,883
		823,052,475
TOTAL COMMON STOCKS
(Cost $2,090,242,953)		2,622,052,363

Nonconvertible Preferred Stocks - 0.2%
Beverages - 0.2%
Brewers - 0.2%
Ambev SA sponsored ADR
(Cost $3,965,278)	1,022,310	6,399,661

Money Market Funds - 0.7%
Fidelity Cash Central Fund, 1.11% (c)	8,513,602	8,515,305
Fidelity Securities Lending Cash Central Fund 1.11% (c)(d)	8,525,328	8,526,180
TOTAL MONEY MARKET FUNDS
(Cost $17,041,042)		17,041,485
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $2,111,249,273)		2,645,493,509
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,535,928)
NET ASSETS - 100%		$2,642,957,581

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$310,941
Fidelity Securities Lending Cash Central Fund	4,312,502
Total	$4,623,443

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,622,052,363	$2,509,927,667	$112,124,696	$--
Nonconvertible Preferred Stocks	6,399,661	6,399,661	--	--
Money Market Funds	17,041,485	17,041,485	--	--
Total Investments in Securities:	$2,645,493,509	$2,533,368,813	$112,124,696	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.8%
Belgium	2.9%
Bermuda	2.7%
Others (Individually Less Than 1%)	5.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $8,373,419) — See accompanying schedule: Unaffiliated issuers (cost $2,094,208,231)	$2,628,452,024
Fidelity Central Funds (cost $17,041,042)	17,041,485
Total Investment in Securities (cost $2,111,249,273)		$2,645,493,509
Receivable for investments sold		5,536,361
Receivable for fund shares sold		1,444,159
Dividends receivable		8,565,508
Distributions receivable from Fidelity Central Funds		80,717
Other receivables		171,782
Total assets		2,661,292,036
Liabilities
Payable for investments purchased	$2,521,744
Payable for fund shares redeemed	5,015,374
Accrued management fee	1,221,479
Distribution and service plan fees payable	357,575
Other affiliated payables	492,601
Other payables and accrued expenses	176,907
Collateral on securities loaned	8,548,775
Total liabilities		18,334,455
Net Assets		$2,642,957,581
Net Assets consist of:
Paid in capital		$1,951,128,702
Undistributed net investment income		32,848,790
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		124,702,159
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		534,277,930
Net Assets		$2,642,957,581
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($357,988,757 ÷ 3,738,308 shares)		$95.76
Maximum offering price per share (100/94.25 of $95.76)		$101.60
Class M:
Net Asset Value and redemption price per share ($87,937,030 ÷ 926,814 shares)		$94.88
Maximum offering price per share (100/96.50 of $94.88)		$98.32
Class C:
Net Asset Value and offering price per share ($288,178,074 ÷ 3,092,318 shares)(a)		$93.19
Consumer Staples:
Net Asset Value, offering price and redemption price per share ($1,550,420,314 ÷ 16,039,578 shares)		$96.66
Class I:
Net Asset Value, offering price and redemption price per share ($358,433,406 ÷ 3,715,946 shares)		$96.46

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2017 (Unaudited)
Investment Income
Dividends		$41,648,001
Income from Fidelity Central Funds (including $4,312,502 from security lending)		4,623,443
Total income		46,271,444
Expenses
Management fee	$7,766,230
Transfer agent fees	2,623,106
Distribution and service plan fees	2,243,713
Accounting and security lending fees	445,431
Custodian fees and expenses	35,866
Independent trustees' fees and expenses	32,924
Registration fees	97,548
Audit	35,247
Legal	21,418
Miscellaneous	24,264
Total expenses before reductions	13,325,747
Expense reductions	(76,627)	13,249,120
Net investment income (loss)		33,022,324
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	130,040,418
Fidelity Central Funds	(13,734)
Foreign currency transactions	(7,142)
Total net realized gain (loss)		130,019,542
Change in net unrealized appreciation (depreciation) on:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $618,798)	(126,686,719)
Fidelity Central Funds	(29,147)
Assets and liabilities in foreign currencies	80,389
Total change in net unrealized appreciation (depreciation)		(126,635,477)
Net gain (loss)		3,384,065
Net increase (decrease) in net assets resulting from operations		$36,406,389

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$33,022,324	$47,285,744
Net realized gain (loss)	130,019,542	217,332,500
Change in net unrealized appreciation (depreciation)	(126,635,477)	57,308,049
Net increase (decrease) in net assets resulting from operations	36,406,389	321,926,293
Distributions to shareholders from net investment income	(4,974,935)	(44,327,157)
Distributions to shareholders from net realized gain	(39,438,066)	(82,139,579)
Total distributions	(44,413,001)	(126,466,736)
Share transactions - net increase (decrease)	(210,545,204)	(395,070,237)
Redemption fees	–	44,026
Total increase (decrease) in net assets	(218,551,816)	(199,566,654)
Net Assets
Beginning of period	2,861,509,397	3,061,076,051
End of period	$2,642,957,581	$2,861,509,397
Other Information
Undistributed net investment income end of period	$32,848,790	$4,801,401

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Consumer Staples Portfolio Class A

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$96.18	$89.78	$101.33	$87.93	$85.67	$74.90
Income from Investment Operations
Net investment income (loss)B	1.08	1.28	1.34	1.37	1.43	1.26
Net realized and unrealized gain (loss)	(.03)C	9.12	(4.86)	17.28	7.51	11.73
Total from investment operations	1.05	10.40	(3.52)	18.65	8.94	12.99
Distributions from net investment income	(.13)	(1.37)	(1.31)	(1.28)	(1.44)	(1.08)
Distributions from net realized gain	(1.34)	(2.64)	(6.72)	(3.98)	(5.24)	(1.14)
Total distributions	(1.47)	(4.00)D	(8.03)	(5.25)E	(6.68)	(2.22)
Redemption fees added to paid in capitalB	–	–F	–F	–F	–F	–F
Net asset value, end of period	$95.76	$96.18	$89.78	$101.33	$87.93	$85.67
Total ReturnG,H,I	1.07%	11.91%	(3.51)%	21.95%	10.53%	17.60%
Ratios to Average Net AssetsJ,K
Expenses before reductions	1.05%L	1.04%	1.04%	1.05%	1.06%	1.08%
Expenses net of fee waivers, if any	1.05%L	1.04%	1.04%	1.05%	1.06%	1.08%
Expenses net of all reductions	1.05%L	1.03%	1.04%	1.05%	1.06%	1.08%
Net investment income (loss)	2.20%L	1.37%	1.45%	1.45%	1.61%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$357,989	$522,014	$470,249	$414,151	$329,459	$277,329
Portfolio turnover rateM	44%L	56%N	63%	42%N	31%	28%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $4.00 per share is comprised of distributions from net investment income of $1.365 and distributions from net realized gain of $2.636 per share.

 E Total distributions of $5.25 per share is comprised of distributions from net investment income of $1.275 and distributions from net realized gain of $3.976 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Total returns do not include the effect of the sales charges.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 N Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Consumer Staples Portfolio Class M

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$95.42	$89.10	$100.61	$87.37	$85.18	$74.49
Income from Investment Operations
Net investment income (loss)B	.94	1.01	1.08	1.10	1.18	1.03
Net realized and unrealized gain (loss)	(.03)C	9.07	(4.83)	17.15	7.46	11.68
Total from investment operations	.91	10.08	(3.75)	18.25	8.64	12.71
Distributions from net investment income	(.11)	(1.12)	(1.04)	(1.04)	(1.21)	(.88)
Distributions from net realized gain	(1.34)	(2.64)	(6.72)	(3.98)	(5.24)	(1.14)
Total distributions	(1.45)	(3.76)	(7.76)	(5.01)D	(6.45)	(2.02)
Redemption fees added to paid in capitalB	–	–E	–E	–E	–E	–E
Net asset value, end of period	$94.88	$95.42	$89.10	$100.61	$87.37	$85.18
Total ReturnF,G,H	.93%	11.61%	(3.78)%	21.60%	10.23%	17.29%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.32%K	1.32%	1.32%	1.32%	1.33%	1.36%
Expenses net of fee waivers, if any	1.32%K	1.32%	1.32%	1.32%	1.33%	1.36%
Expenses net of all reductions	1.31%K	1.31%	1.31%	1.32%	1.33%	1.35%
Net investment income (loss)	1.93%K	1.09%	1.17%	1.18%	1.34%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$87,937	$89,925	$76,586	$81,489	$61,421	$52,024
Portfolio turnover rateL	44%K	56%M	63%	42%M	31%	28%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $5.01 per share is comprised of distributions from net investment income of $1.036 and distributions from net realized gain of $3.976 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Consumer Staples Portfolio Class C

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$93.89	$87.77	$99.27	$86.32	$84.28	$73.75
Income from Investment Operations
Net investment income (loss)B	.70	.56	.63	.65	.75	.65
Net realized and unrealized gain (loss)	(.03)C	8.92	(4.75)	16.93	7.36	11.55
Total from investment operations	.67	9.48	(4.12)	17.58	8.11	12.20
Distributions from net investment income	(.03)	(.73)	(.65)	(.65)	(.84)	(.53)
Distributions from net realized gain	(1.34)	(2.64)	(6.72)	(3.98)	(5.24)	(1.14)
Total distributions	(1.37)	(3.36)D	(7.38)E	(4.63)	(6.07)F	(1.67)
Redemption fees added to paid in capitalB	–	–G	–G	–G	–G	–G
Net asset value, end of period	$93.19	$93.89	$87.77	$99.27	$86.32	$84.28
Total ReturnH,I,J	.70%	11.07%	(4.23)%	21.03%	9.70%	16.73%
Ratios to Average Net AssetsK,L
Expenses before reductions	1.79%M	1.80%	1.80%	1.80%	1.82%	1.83%
Expenses net of fee waivers, if any	1.79%M	1.79%	1.80%	1.80%	1.82%	1.83%
Expenses net of all reductions	1.79%M	1.79%	1.79%	1.80%	1.81%	1.82%
Net investment income (loss)	1.46%M	.61%	.69%	.70%	.85%	.83%
Supplemental Data
Net assets, end of period (000 omitted)	$288,178	$308,350	$250,576	$228,151	$164,669	$134,966
Portfolio turnover rateN	44%M	56%O	63%	42%O	31%	28%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $3.36 per share is comprised of distributions from net investment income of $.726 and distributions from net realized gain of $2.636 per share.

 E Total distributions of $7.38 per share is comprised of distributions from net investment income of $.651 and distributions from net realized gain of $6.724 per share.

 F Total distributions of $6.07 per share is comprised of distributions from net investment income of $.837 and distributions from net realized gain of $5.237 per share.

 G Amount represents less than $.005 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Total returns do not include the effect of the contingent deferred sales charge.

 K Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 M Annualized

 N Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 O Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Consumer Staples Portfolio

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$97.01	$90.48	$102.03	$88.51	$86.17	$75.29
Income from Investment Operations
Net investment income (loss)B	1.23	1.56	1.61	1.64	1.69	1.48
Net realized and unrealized gain (loss)	(.04)C	9.20	(4.89)	17.40	7.55	11.82
Total from investment operations	1.19	10.76	(3.28)	19.04	9.24	13.30
Distributions from net investment income	(.20)	(1.60)	(1.55)	(1.54)	(1.66)	(1.28)
Distributions from net realized gain	(1.34)	(2.64)	(6.72)	(3.98)	(5.24)	(1.14)
Total distributions	(1.54)	(4.23)D	(8.27)	(5.52)	(6.90)	(2.42)
Redemption fees added to paid in capitalB	–	–E	–E	–E	–E	–E
Net asset value, end of period	$96.66	$97.01	$90.48	$102.03	$88.51	$86.17
Total ReturnF,G	1.21%	12.24%	(3.25)%	22.27%	10.82%	17.94%
Ratios to Average Net AssetsH,I
Expenses before reductions	.77%J	.76%	.77%	.77%	.79%	.81%
Expenses net of fee waivers, if any	.77%J	.76%	.77%	.77%	.79%	.81%
Expenses net of all reductions	.76%J	.76%	.76%	.77%	.79%	.80%
Net investment income (loss)	2.49%J	1.64%	1.72%	1.73%	1.88%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$1,550,420	$1,665,604	$2,039,983	$2,173,970	$1,328,594	$1,425,055
Portfolio turnover rateK	44%J	56%L	63%	42%L	31%	28%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $4.23 per share is comprised of distributions from net investment income of $1.596 and distributions from net realized gain of $2.636 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Consumer Staples Portfolio Class I

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$96.82	$90.34	$101.91	$88.33	$85.92	$75.14
Income from Investment Operations
Net investment income (loss)B	1.22	1.54	1.60	1.59	1.66	1.45
Net realized and unrealized gain (loss)	(.04)C	9.19	(4.89)	17.40	7.53	11.79
Total from investment operations	1.18	10.73	(3.29)	18.99	9.19	13.24
Distributions from net investment income	(.20)	(1.61)	(1.55)	(1.44)	(1.54)	(1.32)
Distributions from net realized gain	(1.34)	(2.64)	(6.72)	(3.98)	(5.24)	(1.14)
Total distributions	(1.54)	(4.25)	(8.28)D	(5.41)E	(6.78)	(2.46)
Redemption fees added to paid in capitalB	–	–F	–F	–F	–F	–F
Net asset value, end of period	$96.46	$96.82	$90.34	$101.91	$88.33	$85.92
Total ReturnG,H	1.21%	12.22%	(3.26)%	22.26%	10.80%	17.90%
Ratios to Average Net AssetsI,J
Expenses before reductions	.78%K	.78%	.78%	.80%	.82%	.85%
Expenses net of fee waivers, if any	.78%K	.78%	.77%	.80%	.82%	.85%
Expenses net of all reductions	.77%K	.77%	.77%	.80%	.82%	.84%
Net investment income (loss)	2.48%K	1.63%	1.71%	1.70%	1.85%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$358,433	$275,616	$216,836	$198,538	$154,271	$378,731
Portfolio turnover rateL	44%K	56%M	63%	42%M	31%	28%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $8.28 per share is comprised of distributions from net investment income of $1.553 and distributions from net realized gain of $6.724 per share.

 E Total distributions of $5.41 per share is comprised of distributions from net investment income of $1.436 and distributions from net realized gain of $3.976 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2017

1. Organization.

Consumer Staples Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class M (formerly Class T), Class C, Consumer Staples and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period March 1, 2016 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$636,748,550
Gross unrealized depreciation	(112,378,851)
Net unrealized appreciation (depreciation)	$524,369,699
Tax cost	$2,121,123,810

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $607,927,606 and $784,519,326, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$484,738	$–
Class M	.25%	.25%	227,998	–
Class C	.75%	.25%	1,530,977	251,882
			$2,243,713	$251,882

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$121,378
Class M	14,227
Class C(a)	32,344
$167,949

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$402,176.21
Class M	102,505.22
Class C	305,148.20
Consumer Staples	1,441,186.17
Class I	372,091.18
	$2,623,106

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $16,195 for the period.

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 2,230,314 shares of the Fund held by an affiliated entity were redeemed in-kind for investments and cash with a value of $205,991,818. The Fund had a net realized gain of $85,065,706 on investments delivered through the in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $7,646.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,658 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $62,534 for the period. Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expense by $143.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $13,950.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2017	Year ended February 28, 2017
From net investment income
Class A	$511,554	$7,577,410
Class M	101,980	1,043,893
Class C	109,620	2,453,649
Consumer Staples	3,382,754	28,450,076
Class I	869,027	4,802,129
Total	$4,974,935	$44,327,157
From net realized gain
Class A	$5,341,726	$14,585,099
Class M	1,250,852	2,440,856
Class B	–	38,559
Class C	4,310,637	8,724,413
Consumer Staples	22,839,321	48,589,839
Class I	5,695,530	7,760,813
Total	$39,438,066	$82,139,579

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2017	Year ended February 28, 2017	Six months ended August 31, 2017	Year ended February 28, 2017
Class A
Shares sold	444,732	2,074,631	$43,579,322	$195,949,659
Reinvestment of distributions	59,428	237,892	5,744,829	21,465,950
Shares redeemed	(2,193,084)	(2,123,267)	(212,515,389)	(197,828,865)
Net increase (decrease)	(1,688,924)	189,256	$(163,191,238)	$19,586,744
Class M
Shares sold	67,367	258,361	$6,527,508	$24,169,768
Reinvestment of distributions	14,044	37,389	1,346,502	3,349,216
Shares redeemed	(97,015)	(212,844)	(9,392,746)	(19,792,973)
Net increase (decrease)	(15,604)	82,906	$(1,518,736)	$7,726,011
Class B
Shares sold	–	1,629	$–	$151,958
Reinvestment of distributions	–	379	–	35,399
Shares redeemed	–	(78,913)	–	(7,397,851)
Net increase (decrease)	–	(76,905)	$–	$(7,210,494)
Class C
Shares sold	227,445	1,245,446	$21,693,368	$115,155,143
Reinvestment of distributions	43,923	115,157	4,143,666	10,152,865
Shares redeemed	(463,146)	(931,585)	(44,125,499)	(84,513,838)
Net increase (decrease)	(191,778)	429,018	$(18,288,465)	$40,794,170
Consumer Staples
Shares sold	1,112,057	4,086,473	$109,978,272	$389,479,615
Reinvestment of distributions	254,563	801,941	24,812,185	73,103,322
Shares redeemed	(2,497,051)	(10,263,589)(a)	(245,989,625)	(963,924,332)(a)
Net increase (decrease)	(1,130,431)	(5,375,175)	$(111,199,168)	$(501,341,395)
Class I
Shares sold	2,116,133	2,282,645	$206,372,922	$217,344,361
Reinvestment of distributions	63,184	121,641	6,146,528	11,031,386
Shares redeemed	(1,310,154)	(1,957,632)	(128,867,047)	(183,001,020)
Net increase (decrease)	869,163	446,654	$83,652,403	$45,374,727

 (a) Amount includes in-kind redemptions (see the Prior Year Redemptions In-Kind note for additional details)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2017 to August 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During Period-B March 1, 2017 to August 31, 2017
Class A	1.05%
Actual		$1,000.00	$1,010.70	$5.32
Hypothetical-C		$1,000.00	$1,019.91	$5.35
Class M	1.32%
Actual		$1,000.00	$1,009.30	$6.69
Hypothetical-C		$1,000.00	$1,018.55	$6.72
Class C	1.79%
Actual		$1,000.00	$1,007.00	$9.06
Hypothetical-C		$1,000.00	$1,016.18	$9.10
Consumer Staples	.77%
Actual		$1,000.00	$1,012.10	$3.91
Hypothetical-C		$1,000.00	$1,021.32	$3.92
Class I	.78%
Actual		$1,000.00	$1,012.10	$3.96
Hypothetical-C		$1,000.00	$1,021.27	$3.97

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

SELCS-SANN-1017
1.846045.110

Fidelity® Select Portfolios® Telecommunications Services Sector Telecommunications Portfolio Wireless Portfolio Semi-Annual Report August 31, 2017

Contents

Telecommunications Portfolio
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Wireless Portfolio
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Telecommunications Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Verizon Communications, Inc.	24.3	19.3
AT&T, Inc.	11.1	15.2
T-Mobile U.S., Inc.	6.9	8.1
Level 3 Communications, Inc.	4.4	4.6
Cogent Communications Group, Inc.	3.5	2.5
Liberty Global PLC Class C	3.4	1.9
General Communications, Inc. Class A	3.4	1.3
Iridium Communications, Inc.	3.3	2.4
Vonage Holdings Corp.	2.8	1.6
CenturyLink, Inc.	2.7	3.5
	65.8

Top Industries (% of fund's net assets)

As of August 31, 2017
Diversified Telecommunication Services	67.7%
Wireless Telecommunication Services	15.2%
Media	10.3%
Equity Real Estate Investment Trusts (Reits)	2.2%
Internet Software & Services	1.9%
All Others*	2.7%

* Includes Short-Term investments and Net Other Assets (Liabilities).

As of February 28, 2017
Diversified Telecommunication Services	68.1%
Wireless Telecommunication Services	15.5%
Media	8.7%
Equity Real Estate Investment Trusts (Reits)	3.8%
Semiconductors & Semiconductor Equipment	1.2%
All Others*	2.7%

* Includes Short-Term investments and Net Other Assets (Liabilities).

Telecommunications Portfolio

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
Construction & Engineering - 0.8%
Construction & Engineering - 0.8%
Dycom Industries, Inc. (a)	43,500	$3,509,580
Diversified Telecommunication Services - 67.7%
Alternative Carriers - 19.6%
Cogent Communications Group, Inc.	314,639	14,662,177
Globalstar, Inc. (a)(b)	2,806,748	5,388,956
Iliad SA	5,585	1,442,427
Iridium Communications, Inc. (a)(b)	1,244,311	13,811,852
Level 3 Communications, Inc. (a)	342,767	18,656,808
Lumos Networks Corp. (a)	244,578	4,397,512
ORBCOMM, Inc. (a)	238,449	2,637,246
Vonage Holdings Corp. (a)	1,416,571	11,757,539
Zayo Group Holdings, Inc. (a)	284,300	9,714,531
		82,469,048
Integrated Telecommunication Services - 48.1%
AT&T, Inc.	1,247,720	46,739,591
Atlantic Tele-Network, Inc.	121,200	7,341,084
CenturyLink, Inc. (b)	573,178	11,303,070
Cincinnati Bell, Inc. (a)	491,402	10,344,012
Consolidated Communications Holdings, Inc. (b)	221,900	4,094,055
Frontier Communications Corp. (b)	261,375	3,520,721
General Communications, Inc. Class A (a)	327,143	14,109,678
Verizon Communications, Inc.	2,122,197	101,801,792
Windstream Holdings, Inc. (b)	1,176,630	2,435,624
		201,689,627

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		284,158,675

Equity Real Estate Investment Trusts (REITs) - 2.2%
Specialized REITs - 2.2%
American Tower Corp.	62,690	9,281,255
Internet Software & Services - 1.9%
Internet Software & Services - 1.9%
Akamai Technologies, Inc. (a)	77,000	3,630,550
Gogo, Inc. (a)(b)	296,147	4,149,019
		7,779,569
Media - 10.3%
Broadcasting - 1.0%
CBS Corp. Class B	32,500	2,081,950
Nexstar Broadcasting Group, Inc. Class A	36,800	2,215,360
		4,297,310
Cable & Satellite - 8.7%
Altice NV Class A (a)	149,381	3,444,579
Comcast Corp. Class A	57,100	2,318,831
DISH Network Corp. Class A (a)	50,200	2,875,958
Liberty Broadband Corp. Class A (a)	89,400	9,067,842
Liberty Global PLC:
Class A (a)	43,400	1,475,600
Class C (a)	428,636	14,157,847
LiLAC Class C (a)	53,034	1,367,747
Megacable Holdings S.A.B. de CV unit	402,500	1,742,664
		36,451,068
Movies & Entertainment - 0.6%
Lions Gate Entertainment Corp. Class B	12,603	353,766
The Walt Disney Co.	20,500	2,074,600
		2,428,366

TOTAL MEDIA		43,176,744

Semiconductors & Semiconductor Equipment - 0.7%
Semiconductors - 0.7%
Qorvo, Inc. (a)	39,000	2,855,580
Technology Hardware, Storage & Peripherals - 0.8%
Technology Hardware, Storage & Peripherals - 0.8%
Apple, Inc.	21,200	3,476,800
Wireless Telecommunication Services - 15.2%
Wireless Telecommunication Services - 15.2%
Millicom International Cellular SA	26,600	1,641,486
NII Holdings, Inc. (a)(b)	898,526	596,621
Shenandoah Telecommunications Co.	172,067	6,203,015
Sprint Corp. (a)(b)	1,329,785	10,970,726
T-Mobile U.S., Inc. (a)	449,697	29,099,893
Telephone & Data Systems, Inc.	351,264	10,295,548
U.S. Cellular Corp. (a)	125,200	4,842,737
		63,650,026
TOTAL COMMON STOCKS
(Cost $337,755,824)		417,888,229

Money Market Funds - 12.0%
Fidelity Cash Central Fund, 1.11% (c)	1,207,346	1,207,588
Fidelity Securities Lending Cash Central Fund 1.11% (c)(d)	49,285,105	49,290,033
TOTAL MONEY MARKET FUNDS
(Cost $50,493,552)		50,497,621
TOTAL INVESTMENT IN SECURITIES - 111.6%
(Cost $388,249,376)		468,385,850
NET OTHER ASSETS (LIABILITIES) - (11.6)%		(48,834,796)
NET ASSETS - 100%		$419,551,054

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,867
Fidelity Securities Lending Cash Central Fund	671,906
Total	$675,773

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Telecommunications Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $47,550,610) — See accompanying schedule: Unaffiliated issuers (cost $337,755,824)	$417,888,229
Fidelity Central Funds (cost $50,493,552)	50,497,621
Total Investment in Securities (cost $388,249,376)		$468,385,850
Receivable for investments sold		2,364,891
Receivable for fund shares sold		29,074
Dividends receivable		456,166
Distributions receivable from Fidelity Central Funds		97,788
Other receivables		18,925
Total assets		471,352,694
Liabilities
Payable for investments purchased	$1,345,085
Payable for fund shares redeemed	855,560
Accrued management fee	193,108
Distribution and service plan fees payable	16,424
Other affiliated payables	86,628
Other payables and accrued expenses	23,716
Collateral on securities loaned	49,281,119
Total liabilities		51,801,640
Net Assets		$419,551,054
Net Assets consist of:
Paid in capital		$292,314,377
Undistributed net investment income		5,500,435
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		41,603,149
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		80,133,093
Net Assets		$419,551,054
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($22,224,250 ÷ 322,447 shares)		$68.92
Maximum offering price per share (100/94.25 of $68.92)		$73.12
Class M:
Net Asset Value and redemption price per share ($5,618,855 ÷ 81,955 shares)		$68.56
Maximum offering price per share (100/96.50 of $68.56)		$71.05
Class C:
Net Asset Value and offering price per share ($10,792,274 ÷ 157,793 shares)(a)		$68.40
Telecommunications:
Net Asset Value, offering price and redemption price per share ($369,458,852 ÷ 5,326,959 shares)		$69.36
Class I:
Net Asset Value, offering price and redemption price per share ($11,456,823 ÷ 165,550 shares)		$69.20

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2017 (Unaudited)
Investment Income
Dividends		$7,199,569
Income from Fidelity Central Funds (including $671,906 from security lending)		675,773
Total income		7,875,342
Expenses
Management fee	$1,534,353
Transfer agent fees	540,373
Distribution and service plan fees	106,574
Accounting and security lending fees	112,555
Custodian fees and expenses	11,955
Independent trustees' fees and expenses	7,200
Registration fees	54,928
Audit	38,653
Legal	5,318
Interest	11,274
Miscellaneous	6,716
Total expenses before reductions	2,429,899
Expense reductions	(58,013)	2,371,886
Net investment income (loss)		5,503,456
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	48,757,948
Fidelity Central Funds	(2,638)
Foreign currency transactions	(9,080)
Total net realized gain (loss)		48,746,230
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(51,108,942)
Fidelity Central Funds	(6,588)
Assets and liabilities in foreign currencies	48
Total change in net unrealized appreciation (depreciation)		(51,115,482)
Net gain (loss)		(2,369,252)
Net increase (decrease) in net assets resulting from operations		$3,134,204

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,503,456	$13,937,211
Net realized gain (loss)	48,746,230	61,532,842
Change in net unrealized appreciation (depreciation)	(51,115,482)	57,549,557
Net increase (decrease) in net assets resulting from operations	3,134,204	133,019,610
Distributions to shareholders from net investment income	(2,154,816)	(13,294,404)
Distributions to shareholders from net realized gain	(13,743,561)	(31,675,318)
Total distributions	(15,898,377)	(44,969,722)
Share transactions - net increase (decrease)	(325,382,612)	(55,515,132)
Redemption fees	–	54,102
Total increase (decrease) in net assets	(338,146,785)	32,588,858
Net Assets
Beginning of period	757,697,839	725,108,981
End of period	$419,551,054	$757,697,839
Other Information
Undistributed net investment income end of period	$5,500,435	$2,151,795

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Telecommunications Portfolio Class A

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$69.61	$62.32	$63.26	$58.71	$51.58	$46.12
Income from Investment Operations
Net investment income (loss)B	.57	.88	.81	.76	1.76C	.99
Net realized and unrealized gain (loss)	.36D	10.68	(.76)	5.83	6.48	5.43
Total from investment operations	.93	11.56	.05	6.59	8.24	6.42
Distributions from net investment income	(.19)	(1.11)	(.54)	(2.04)	(1.11)	(.96)
Distributions from net realized gain	(1.43)	(3.16)	(.45)	–	(.01)	–
Total distributions	(1.62)	(4.27)	(.99)	(2.04)	(1.11)E	(.96)
Redemption fees added to paid in capitalB	–	–F	–F	–F	–F	–F
Net asset value, end of period	$68.92	$69.61	$62.32	$63.26	$58.71	$51.58
Total ReturnG,H,I	1.32%	18.65%	.16%	11.54%	16.00%	13.97%
Ratios to Average Net AssetsJ,K
Expenses before reductions	1.14%L	1.14%	1.15%	1.15%	1.18%	1.18%
Expenses net of fee waivers, if any	1.14%L	1.14%	1.15%	1.15%	1.18%	1.18%
Expenses net of all reductions	1.12%L	1.12%	1.15%	1.15%	1.15%	1.17%
Net investment income (loss)	1.68%L	1.28%	1.33%	1.26%	3.08%C	2.01%
Supplemental Data
Net assets, end of period (000 omitted)	$22,224	$31,966	$13,032	$11,052	$7,712	$6,449
Portfolio turnover rateM	63%L	105%N	51%	94%N	111%	76%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.95 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.43%.

 D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 E Total distributions of $1.11 per share is comprised of distributions from net investment income of $1.106 and distributions from net realized gain of $.005 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Total returns do not include the effect of the sales charges.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 N Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Telecommunications Portfolio Class M

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$69.33	$61.95	$63.04	$58.50	$51.41	$46.01
Income from Investment Operations
Net investment income (loss)B	.45	.65	.61	.57	1.59C	.85
Net realized and unrealized gain (loss)	.36D	10.62	(.76)	5.81	6.44	5.39
Total from investment operations	.81	11.27	(.15)	6.38	8.03	6.24
Distributions from net investment income	(.14)	(.73)	(.49)	(1.84)	(.94)	(.84)
Distributions from net realized gain	(1.43)	(3.16)	(.45)	–	(.01)	–
Total distributions	(1.58)E	(3.89)	(.94)	(1.84)	(.94)F	(.84)
Redemption fees added to paid in capitalB	–	–G	–G	–G	–G	–G
Net asset value, end of period	$68.56	$69.33	$61.95	$63.04	$58.50	$51.41
Total ReturnH,I,J	1.15%	18.26%	(.16)%	11.19%	15.64%	13.61%
Ratios to Average Net AssetsK,L
Expenses before reductions	1.49%M	1.46%	1.47%	1.47%	1.48%	1.48%
Expenses net of fee waivers, if any	1.49%M	1.46%	1.47%	1.47%	1.48%	1.48%
Expenses net of all reductions	1.47%M	1.44%	1.46%	1.46%	1.45%	1.46%
Net investment income (loss)	1.33%M	.96%	1.01%	.94%	2.78%C	1.72%
Supplemental Data
Net assets, end of period (000 omitted)	$5,619	$6,933	$8,280	$5,095	$4,344	$4,237
Portfolio turnover rateN	63%M	105%O	51%	94%O	111%	76%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.94 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.13%.

 D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 E Total distributions of $1.58 per share is comprised of distributions from net investment income of $.144 and distributions from net realized gain of $1.434 per share.

 F Total distributions of $.94 per share is comprised of distributions from net investment income of $.939 and distributions from net realized gain of $.005 per share.

 G Amount represents less than $.005 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Total returns do not include the effect of the sales charges.

 K Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 M Annualized

 N Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 O Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Telecommunications Portfolio Class C

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$69.24	$62.10	$63.04	$58.54	$51.47	$46.02
Income from Investment Operations
Net investment income (loss)B	.32	.37	.36	.34	1.36C	.63
Net realized and unrealized gain (loss)	.37D	10.62	(.75)	5.80	6.46	5.41
Total from investment operations	.69	10.99	(.39)	6.14	7.82	6.04
Distributions from net investment income	(.09)	(.69)	(.10)	(1.64)	(.74)	(.59)
Distributions from net realized gain	(1.43)	(3.16)	(.45)	–	(.01)	–
Total distributions	(1.53)E	(3.85)	(.55)	(1.64)	(.75)	(.59)
Redemption fees added to paid in capitalB	–	–F	–F	–F	–F	–F
Net asset value, end of period	$68.40	$69.24	$62.10	$63.04	$58.54	$51.47
Total ReturnG,H,I	.97%	17.77%	(.57)%	10.75%	15.20%	13.14%
Ratios to Average Net AssetsJ,K
Expenses before reductions	1.87%L	1.88%	1.89%	1.85%	1.88%	1.90%
Expenses net of fee waivers, if any	1.87%L	1.88%	1.89%	1.85%	1.88%	1.90%
Expenses net of all reductions	1.85%L	1.86%	1.88%	1.85%	1.85%	1.89%
Net investment income (loss)	.95%L	.54%	.60%	.56%	2.38%C	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$10,792	$13,528	$7,735	$7,074	$5,523	$4,353
Portfolio turnover rateM	63%L	105%N	51%	94%N	111%	76%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.94 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .73%.

 D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 E Total distributions of $1.53 per share is comprised of distributions from net investment income of $.092 and distributions from net realized gain of $1.434 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Total returns do not include the effect of the contingent deferred sales charge.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 N Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Telecommunications Portfolio

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$69.97	$62.58	$63.54	$58.94	$51.75	$46.26
Income from Investment Operations
Net investment income (loss)B	.69	1.12	1.02	.96	1.96C	1.15
Net realized and unrealized gain (loss)	.36D	10.74	(.77)	5.85	6.51	5.43
Total from investment operations	1.05	11.86	.25	6.81	8.47	6.58
Distributions from net investment income	(.23)	(1.31)	(.76)	(2.21)	(1.28)	(1.09)
Distributions from net realized gain	(1.43)	(3.16)	(.45)	–	(.01)	–
Total distributions	(1.66)	(4.47)	(1.21)	(2.21)	(1.28)E	(1.09)
Redemption fees added to paid in capitalB	–	–F	–F	–F	–F	–F
Net asset value, end of period	$69.36	$69.97	$62.58	$63.54	$58.94	$51.75
Total ReturnG,H	1.49%	19.06%	.49%	11.90%	16.40%	14.30%
Ratios to Average Net AssetsI,J
Expenses before reductions	.82%K	.80%	.82%	.83%	.85%	.87%
Expenses net of fee waivers, if any	.82%K	.80%	.81%	.83%	.85%	.87%
Expenses net of all reductions	.80%K	.78%	.81%	.82%	.82%	.85%
Net investment income (loss)	2.00%K	1.62%	1.67%	1.58%	3.41%C	2.33%
Supplemental Data
Net assets, end of period (000 omitted)	$369,459	$690,720	$689,600	$346,174	$343,548	$377,841
Portfolio turnover rateL	63%K	105%M	51%	94%M	111%	76%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.95 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.76%.

 D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 E Total distributions of $1.28 per share is comprised of distributions from net investment income of $1.275 and distributions from net realized gain of $.005 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Telecommunications Portfolio Class I

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$69.82	$62.46	$63.38	$58.80	$51.65	$46.20
Income from Investment Operations
Net investment income (loss)B	.68	1.12	1.02	.94	1.93C	1.17
Net realized and unrealized gain (loss)	.37D	10.70	(.76)	5.83	6.48	5.42
Total from investment operations	1.05	11.82	.26	6.77	8.41	6.59
Distributions from net investment income	(.23)	(1.30)	(.73)	(2.19)	(1.25)	(1.14)
Distributions from net realized gain	(1.43)	(3.16)	(.45)	–	(.01)	–
Total distributions	(1.67)E	(4.46)	(1.18)	(2.19)	(1.26)	(1.14)
Redemption fees added to paid in capitalB	–	–F	–F	–F	–F	–F
Net asset value, end of period	$69.20	$69.82	$62.46	$63.38	$58.80	$51.65
Total ReturnG,H	1.49%	19.03%	.51%	11.85%	16.30%	14.33%
Ratios to Average Net AssetsI,J
Expenses before reductions	.82%K	.80%	.82%	.86%	.91%	.85%
Expenses net of fee waivers, if any	.82%K	.80%	.82%	.86%	.91%	.85%
Expenses net of all reductions	.80%K	.78%	.81%	.85%	.88%	.83%
Net investment income (loss)	2.00%K	1.62%	1.67%	1.55%	3.35%C	2.35%
Supplemental Data
Net assets, end of period (000 omitted)	$11,457	$14,550	$6,197	$2,505	$1,604	$2,641
Portfolio turnover rateL	63%K	105%M	51%	94%M	111%	76%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.95 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.70%.

 D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 E Total distributions of $1.67 per share is comprised of distributions from net investment income of $.232 and distributions from net realized gain of $1.434 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2017

1. Organization.

Telecommunications Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class M (formerly Class T), Class C, Telecommunications and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period March 1, 2016 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs)and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, redemptions in kind, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$104,528,264
Gross unrealized depreciation	(26,389,865)
Net unrealized appreciation (depreciation)	$78,138,399
Tax cost	$390,247,451

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $177,798,036 and $512,124,010, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$31,517	$–
Class M	.25%	.25%	15,696	–
Class C	.75%	.25%	59,361	12,455
			$106,574	$12,455

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$8,866
Class M	1,127
Class C(a)	4,252
$14,245

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$32,614.26
Class M	11,247.36
Class C	13,945.23
Telecommunications	470,564.19
Class I	12,003.19
	$540,373

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $22,354 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$6,749,957	1.15%	$10,093

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 805,095 shares of the Fund held by an affiliated entity were redeemed in-kind for investments and cash with a value of $53,345,591. The Fund had a net realized gain of $12,655,696 on investments delivered through the in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,141 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $3,895,111. The weighted average interest rate was 1.21%. The interest expense amounted to $1,181 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $54,354 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $3,659.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2017	Year ended February 28, 2017
From net investment income
Class A	$70,858	$455,173
Class M	13,588	67,280
Class C	16,681	124,522
Telecommunications	2,010,238	12,452,745
Class I	43,451	194,684
Total	$2,154,816	$13,294,404
From net realized gain
Class A	$546,287	$1,308,078
Class M	135,310	287,783
Class C	260,002	572,522
Telecommunications	12,533,393	29,029,256
Class I	268,569	477,679
Total	$13,743,561	$31,675,318

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2017	Year ended February 28, 2017	Six months ended August 31, 2017	Year ended February 28, 2017
Class A
Shares sold	40,883	521,786	$2,800,759	$35,388,038
Reinvestment of distributions	8,681	24,324	602,094	1,671,796
Shares redeemed	(186,335)	(296,004)	(12,774,640)	(20,518,786)
Net increase (decrease)	(136,771)	250,106	$(9,371,787)	$16,541,048
Class M
Shares sold	15,187	82,122	$1,046,682	$5,468,018
Reinvestment of distributions	2,151	5,039	148,633	345,400
Shares redeemed	(35,390)	(120,797)	(2,416,248)	(8,187,323)
Net increase (decrease)	(18,052)	(33,636)	$(1,220,933)	$(2,373,905)
Class B
Shares sold	–	975	$–	$64,042
Shares redeemed	–	(5,216)	–	(349,278)
Net increase (decrease)	–	(4,241)	$–	$(285,236)
Class C
Shares sold	18,841	135,768	$1,284,909	$9,283,679
Reinvestment of distributions	3,602	8,829	248,620	604,885
Shares redeemed	(60,028)	(73,776)	(4,077,668)	(5,085,863)
Net increase (decrease)	(37,585)	70,821	$(2,544,139)	$4,802,701
Telecommunications
Shares sold	445,173	6,206,062	$30,748,858	$424,943,213
Reinvestment of distributions	201,643	578,869	14,056,517	39,940,628
Shares redeemed	(5,191,889)	(7,931,924)(a)	(354,133,506)	(546,713,599)(a)
Net increase (decrease)	(4,545,073)	(1,146,993)	$(309,328,131)	$(81,829,758)
Class I
Shares sold	122,562	536,498	$8,529,582	$37,085,732
Reinvestment of distributions	3,946	8,128	274,462	559,963
Shares redeemed	(169,352)	(435,454)	(11,721,666)	(30,015,677)
Net increase (decrease)	(42,844)	109,172	$(2,917,622)	$7,630,018

 (a) Amount includes in-kind redemptions (see the Prior Fiscal Year Redemptions In-Kind note for additional details).

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Wireless Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	20.1	24.6
Verizon Communications, Inc.	11.5	5.8
T-Mobile U.S., Inc.	5.1	7.0
Qualcomm, Inc.	4.8	4.8
AT&T, Inc.	4.7	1.3
American Tower Corp.	4.5	6.4
Liberty Global PLC Class A	3.7	1.5
Vodafone Group PLC sponsored ADR	3.0	3.7
Masmovil Ibercom SA	2.7	2.0
China Mobile Ltd. sponsored ADR	2.5	2.0
	62.6

Top Industries (% of fund's net assets)

As of August 31, 2017
Diversified Telecommunication Services	38.0%
Technology Hardware, Storage & Peripherals	21.7%
Wireless Telecommunication Services	12.5%
Semiconductors & Semiconductor Equipment	8.9%
Media	6.2%
All Others*	12.7%

* Includes Short-Term investments and Net Other Assets (Liabilities).

As of February 28, 2017
Diversified Telecommunication Services	29.0%
Technology Hardware, Storage & Peripherals	25.8%
Wireless Telecommunication Services	14.7%
Semiconductors & Semiconductor Equipment	8.9%
Equity Real Estate Investment Trusts (Reits)	6.4%
All Others*	15.2%

* Includes Short-Term investments and Net Other Assets (Liabilities).

Wireless Portfolio

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
Communications Equipment - 3.6%
Communications Equipment - 3.6%
CommScope Holding Co., Inc. (a)	64,400	$2,129,064
Harris Corp.	20,500	2,519,450
Motorola Solutions, Inc.	11,368	1,001,748
NETGEAR, Inc. (a)	17,000	816,000
Nokia Corp. sponsored ADR	126,800	783,624
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	487,700	2,843,291
ViaSat, Inc. (a)	1	64
		10,093,241
Diversified Telecommunication Services - 36.6%
Alternative Carriers - 0.4%
Iliad SA	3,344	863,649
ORBCOMM, Inc. (a)	37,000	409,220
		1,272,869
Integrated Telecommunication Services - 36.2%
AT&T, Inc.	349,900	13,107,254
BCE, Inc.	91,700	4,364,883
BT Group PLC sponsored ADR (b)	297,500	5,682,250
Chunghwa Telecom Co. Ltd. sponsored ADR (b)	48,200	1,668,202
Deutsche Telekom AG	126,400	2,285,937
Euskaltel, S.A.	333,000	3,393,750
Masmovil Ibercom SA (a)(b)	103,674	7,651,960
Nippon Telegraph & Telephone Corp. sponsored ADR	125,400	6,237,396
Orange SA (a)	287,300	4,877,963
SFR Group SA (a)	106,800	4,373,618
TDC A/S	343,098	2,044,084
Telecom Italia SpA (a)	3,433,900	3,295,139
Telecom Italia SpA sponsored ADR (a)(b)	25,400	246,380
Telefonica Deutschland Holding AG	908,571	4,916,992
Telefonica SA sponsored ADR (b)	491,697	5,295,577
Verizon Communications, Inc.	676,201	32,437,362
		101,878,747

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		103,151,616

Equity Real Estate Investment Trusts (REITs) - 5.8%
Specialized REITs - 5.8%
American Tower Corp.	86,292	12,775,531
Crown Castle International Corp.	1	108
SBA Communications Corp. Class A (a)	23,400	3,593,070
		16,368,709
Internet Software & Services - 1.3%
Internet Software & Services - 1.3%
Akamai Technologies, Inc. (a)	26,100	1,230,615
Alphabet, Inc. Class C (a)	2,652	2,491,103
		3,721,718
Media - 6.2%
Cable & Satellite - 6.2%
Altice NV:
Class A (a)	121,206	2,794,891
Class B (a)	181,574	4,198,806
Liberty Global PLC Class A (a)	307,000	10,438,000
		17,431,697
Semiconductors & Semiconductor Equipment - 8.9%
Semiconductors - 8.9%
Integrated Device Technology, Inc. (a)	61,100	1,509,781
Marvell Technology Group Ltd.	119,400	2,138,454
Qorvo, Inc. (a)	61,625	4,512,183
Qualcomm, Inc.	258,350	13,503,955
Skyworks Solutions, Inc.	28,100	2,960,616
STMicroelectronics NV (NY Shares) unit	31,200	544,128
		25,169,117
Software - 0.8%
Application Software - 0.8%
RingCentral, Inc. (a)	50,600	2,142,910
Technology Hardware, Storage & Peripherals - 21.7%
Technology Hardware, Storage & Peripherals - 21.7%
Apple, Inc.	344,805	56,548,019
BlackBerry Ltd. (a)	76,201	706,022
Samsung Electronics Co. Ltd.	1,805	3,718,422
		60,972,463
Wireless Telecommunication Services - 11.6%
Wireless Telecommunication Services - 11.6%
China Mobile Ltd. sponsored ADR	132,100	7,011,868
Millicom International Cellular SA	24,100	1,487,211
NTT DOCOMO, Inc. sponsored ADR	1,400	32,564
Rogers Communications, Inc. Class B (non-vtg.)	6,900	360,209
Spok Holdings, Inc.	1	17
Sprint Corp. (a)	32	264
T-Mobile U.S., Inc. (a)	222,075	14,370,473
Telephone & Data Systems, Inc.	27,614	809,366
U.S. Cellular Corp. (a)	5,800	224,344
Vodafone Group PLC sponsored ADR	289,381	8,400,730
		32,697,046
TOTAL COMMON STOCKS
(Cost $215,693,149)		271,748,517

Nonconvertible Preferred Stocks - 2.3%
Diversified Telecommunication Services - 1.4%
Integrated Telecommunication Services - 1.4%
Telefonica Brasil SA	242,900	3,768,679
Wireless Telecommunication Services - 0.9%
Wireless Telecommunication Services - 0.9%
TIM Participacoes SA sponsored ADR	141,700	2,523,677
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $5,349,446)		6,292,356

Money Market Funds - 1.9%
Fidelity Cash Central Fund, 1.11% (c)	1,230,415	1,230,662
Fidelity Securities Lending Cash Central Fund 1.11% (c)(d)	4,135,039	4,135,452
TOTAL MONEY MARKET FUNDS
(Cost $5,366,061)		5,366,114
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $226,408,656)		283,406,987
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(1,876,551)
NET ASSETS - 100%		$281,530,436

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$19,624
Fidelity Securities Lending Cash Central Fund	67,827
Total	$87,451

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$271,748,517	$261,289,478	$10,459,039	$--
Nonconvertible Preferred Stocks	6,292,356	6,292,356	--	--
Money Market Funds	5,366,114	5,366,114	--	--
Total Investments in Securities:	$283,406,987	$272,947,948	$10,459,039	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$3,150,787

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	61.2%
United Kingdom	8.7%
Spain	5.8%
France	3.6%
Netherlands	2.7%
Germany	2.5%
Hong Kong	2.5%
Brazil	2.3%
Japan	2.2%
Canada	2.0%
Korea (South)	1.3%
Italy	1.3%
Sweden	1.0%
Others (Individually Less Than 1%)	2.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Wireless Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $4,044,887) — See accompanying schedule: Unaffiliated issuers (cost $221,042,595)	$278,040,873
Fidelity Central Funds (cost $5,366,061)	5,366,114
Total Investment in Securities (cost $226,408,656)		$283,406,987
Receivable for investments sold		2,537,260
Receivable for fund shares sold		668,583
Dividends receivable		1,038,214
Distributions receivable from Fidelity Central Funds		5,085
Other receivables		21,901
Total assets		287,678,030
Liabilities
Payable for fund shares redeemed	$1,802,555
Accrued management fee	128,335
Other affiliated payables	59,986
Other payables and accrued expenses	23,318
Collateral on securities loaned	4,133,400
Total liabilities		6,147,594
Net Assets		$281,530,436
Net Assets consist of:
Paid in capital		$220,136,337
Undistributed net investment income		3,406,251
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		985,642
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		57,002,206
Net Assets, for 27,909,376 shares outstanding		$281,530,436
Net Asset Value, offering price and redemption price per share ($281,530,436 ÷ 27,909,376 shares)		$10.09

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2017 (Unaudited)
Investment Income
Dividends		$4,549,667
Income from Fidelity Central Funds		87,451
Total income		4,637,118
Expenses
Management fee	$788,297
Transfer agent fees	293,706
Accounting and security lending fees	56,956
Custodian fees and expenses	14,601
Independent trustees' fees and expenses	3,188
Registration fees	42,693
Audit	29,333
Legal	1,713
Interest	498
Miscellaneous	1,429
Total expenses before reductions	1,232,414
Expense reductions	(26,634)	1,205,780
Net investment income (loss)		3,431,338
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,506,986
Fidelity Central Funds	452
Foreign currency transactions	(19,923)
Total net realized gain (loss)		3,487,515
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	20,551,632
Fidelity Central Funds	(1,005)
Assets and liabilities in foreign currencies	3,029
Total change in net unrealized appreciation (depreciation)		20,553,656
Net gain (loss)		24,041,171
Net increase (decrease) in net assets resulting from operations		$27,472,509

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,431,338	$2,634,675
Net realized gain (loss)	3,487,515	17,033,169
Change in net unrealized appreciation (depreciation)	20,553,656	26,589,316
Net increase (decrease) in net assets resulting from operations	27,472,509	46,257,160
Distributions to shareholders from net investment income	(272,447)	(2,089,084)
Distributions to shareholders from net realized gain	(953,566)	(11,015,171)
Total distributions	(1,226,013)	(13,104,255)
Share transactions
Proceeds from sales of shares	141,869,390	45,389,529
Reinvestment of distributions	1,170,249	12,510,630
Cost of shares redeemed	(127,120,765)	(59,190,184)
Net increase (decrease) in net assets resulting from share transactions	15,918,874	(1,290,025)
Redemption fees	6,138	4,168
Total increase (decrease) in net assets	42,171,508	31,867,048
Net Assets
Beginning of period	239,358,928	207,491,880
End of period	$281,530,436	$239,358,928
Other Information
Undistributed net investment income end of period	$3,406,251	$247,360
Shares
Sold	14,612,769	5,182,631
Issued in reinvestment of distributions	125,563	1,569,715
Redeemed	(13,104,548)	(6,898,091)
Net increase (decrease)	1,633,784	(145,745)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Wireless Portfolio

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.11	$7.85	$9.54	$10.57	$8.60	$7.68
Income from Investment Operations
Net investment income (loss)B	.11	.10	.11	.17	.56C	.12
Net realized and unrealized gain (loss)	.92	1.71	(1.11)	.48	1.51	.94
Total from investment operations	1.03	1.81	(1.00)	.65	2.07	1.06
Distributions from net investment income	(.01)	(.09)	(.12)	(.62)	(.10)	(.14)
Distributions from net realized gain	(.04)	(.46)	(.57)	(1.06)	–	–
Total distributions	(.05)	(.55)	(.69)	(1.68)	(.10)	(.14)
Redemption fees added to paid in capitalB,D	–	–	–	–	–	–
Net asset value, end of period	$10.09	$9.11	$7.85	$9.54	$10.57	$8.60
Total ReturnE,F	11.29%	24.09%	(11.07)%	7.55%	24.11%	13.89%
Ratios to Average Net AssetsG,H
Expenses before reductions	.85%I	.87%	.86%	.86%	.88%	.90%
Expenses net of fee waivers, if any	.85%I	.87%	.86%	.86%	.88%	.90%
Expenses net of all reductions	.83%I	.86%	.85%	.85%	.86%	.87%
Net investment income (loss)	2.37%I	1.23%	1.23%	1.76%	5.91%C	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$281,530	$239,359	$207,492	$270,449	$290,057	$253,794
Portfolio turnover rateJ	101%I	98%	78%	48%	120%	100%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.45 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.23%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2017

1. Organization.

Wireless Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2017, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$62,273,569
Gross unrealized depreciation	(7,167,863)
Net unrealized appreciation (depreciation)	$55,105,706
Tax cost	$228,301,281

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may be subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $162,733,899 and $142,191,636, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .20% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2,836 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$3,354,000	1.34%	$498

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $418 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $67,827.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $25,592 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $1,042.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2017 to August 31, 2017).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioA	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During Period-B March 1, 2017 to August 31, 2017
Telecommunications Portfolio
Class A	1.14%
Actual		$1,000.00	$1,013.20	$5.78
Hypothetical-C		$1,000.00	$1,019.46	$5.80
Class M	1.49%
Actual		$1,000.00	$1,011.50	$7.55
Hypothetical-C		$1,000.00	$1,017.69	$7.58
Class C	1.87%
Actual		$1,000.00	$1,009.70	$9.47
Hypothetical-C		$1,000.00	$1,015.78	$9.50
Telecommunications	.82%
Actual		$1,000.00	$1,014.90	$4.16
Hypothetical-C		$1,000.00	$1,021.07	$4.18
Class I	.82%
Actual		$1,000.00	$1,014.90	$4.16
Hypothetical-C		$1,000.00	$1,021.07	$4.18
Wireless Portfolio	.85%
Actual		$1,000.00	$1,112.90	$4.53
Hypothetical-C		$1,000.00	$1,020.92	$4.33

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

SELTS-SANN-1017
1.846053.110

Fidelity® Select Portfolios® Utilities Sector Utilities Portfolio Semi-Annual Report August 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
NextEra Energy, Inc.	17.6	16.9
Sempra Energy	12.3	12.7
PG&E Corp.	8.1	8.7
Avangrid, Inc.	4.9	4.9
Exelon Corp.	4.8	4.9
Great Plains Energy, Inc.	4.8	4.4
DTE Energy Co.	4.6	4.8
NRG Energy, Inc.	4.0	2.1
FirstEnergy Corp.	3.9	4.2
Dominion Resources, Inc.	3.5	6.3
	68.5

Top Industries (% of fund's net assets)

As of August 31, 2017
Electric Utilities	46.7%
Multi-Utilities	35.4%
Independent Power and Renewable Electricity Producers	11.3%
Oil, Gas & Consumable Fuels	2.0%
Gas Utilities	1.0%
All Others*	3.6%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

As of February 28, 2017
Electric Utilities	46.6%
Multi-Utilities	38.6%
Independent Power and Renewable Electricity Producers	9.9%
Media	1.2%
Oil, Gas & Consumable Fuels	1.1%
All Others*	2.6%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
Electric Utilities - 46.7%
Electric Utilities - 46.7%
Exelon Corp.	970,592	$36,756,319
FirstEnergy Corp.	929,400	30,279,852
Great Plains Energy, Inc.	1,196,968	36,734,948
NextEra Energy, Inc.	899,385	135,366,439
OGE Energy Corp.	431,685	15,419,788
PG&E Corp.	890,904	62,701,824
PNM Resources, Inc.	251,866	10,679,118
Vistra Energy Corp.	941,107	16,657,594
Westar Energy, Inc.	297,608	15,270,266
		359,866,148
Equity Real Estate Investment Trusts (REITs) - 0.3%
Specialized REITs - 0.3%
InfraReit, Inc.	97,070	2,183,104
Gas Utilities - 1.0%
Gas Utilities - 1.0%
South Jersey Industries, Inc.	212,495	7,624,321
Independent Power and Renewable Electricity Producers - 11.3%
Independent Power Producers & Energy Traders - 8.2%
Calpine Corp. (a)	570,065	8,379,956
Dynegy, Inc. (a)	400,328	3,771,090
NRG Energy, Inc.	1,233,302	30,721,553
NRG Yield, Inc. Class C	744,034	13,764,629
The AES Corp.	580,504	6,408,764
		63,045,992
Renewable Electricity - 3.1%
NextEra Energy Partners LP	571,753	23,704,879

TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		86,750,871

Multi-Utilities - 35.4%
Multi-Utilities - 35.4%
Avangrid, Inc.	768,761	37,530,912
Black Hills Corp. (b)	282,528	19,884,321
CenterPoint Energy, Inc.	864,226	25,598,374
CMS Energy Corp.	92,800	4,504,512
Dominion Resources, Inc.	343,968	27,094,359
DTE Energy Co.	312,570	35,107,862
Public Service Enterprise Group, Inc.	160,300	7,508,452
SCANA Corp.	335,759	20,273,128
Sempra Energy	803,927	94,807,111
		272,309,031
Oil, Gas & Consumable Fuels - 2.0%
Oil & Gas Storage & Transport - 2.0%
Cheniere Energy Partners LP Holdings LLC	323,342	8,125,584
Cheniere Energy, Inc. (a)	177,389	7,590,475
		15,716,059
TOTAL COMMON STOCKS
(Cost $560,175,546)		744,449,534

Money Market Funds - 4.1%
Fidelity Cash Central Fund, 1.11% (c)	24,769,471	24,774,425
Fidelity Securities Lending Cash Central Fund 1.11% (c)(d)	6,791,893	6,792,572
TOTAL MONEY MARKET FUNDS
(Cost $31,566,997)		31,566,997
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $591,742,543)		776,016,531
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(6,476,226)
NET ASSETS - 100%		$769,540,305

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$56,244
Fidelity Securities Lending Cash Central Fund	1,587
Total	$57,831

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $6,686,100) — See accompanying schedule: Unaffiliated issuers (cost $560,175,546)	$744,449,534
Fidelity Central Funds (cost $31,566,997)	31,566,997
Total Investment in Securities (cost $591,742,543)		$776,016,531
Receivable for fund shares sold		1,021,452
Dividends receivable		2,661,770
Distributions receivable from Fidelity Central Funds		15,694
Other receivables		11,963
Total assets		779,727,410
Liabilities
Payable for investments purchased	$1,687,373
Payable for fund shares redeemed	1,221,340
Accrued management fee	337,375
Other affiliated payables	132,550
Other payables and accrued expenses	15,967
Collateral on securities loaned	6,792,500
Total liabilities		10,187,105
Net Assets		$769,540,305
Net Assets consist of:
Paid in capital		$567,501,973
Undistributed net investment income		7,788,577
Accumulated undistributed net realized gain (loss) on investments		9,975,767
Net unrealized appreciation (depreciation) on investments		184,273,988
Net Assets, for 9,020,379 shares outstanding		$769,540,305
Net Asset Value, offering price and redemption price per share ($769,540,305 ÷ 9,020,379 shares)		$85.31

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2017 (Unaudited)
Investment Income
Dividends		$10,499,735
Income from Fidelity Central Funds		57,831
Total income		10,557,566
Expenses
Management fee	$1,932,076
Transfer agent fees	664,328
Accounting and security lending fees	126,135
Custodian fees and expenses	566
Independent trustees' fees and expenses	8,087
Registration fees	32,173
Audit	23,585
Legal	6,262
Miscellaneous	6,935
Total expenses before reductions	2,800,147
Expense reductions	(31,842)	2,768,305
Net investment income (loss)		7,789,261
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	17,697,207
Fidelity Central Funds	73
Total net realized gain (loss)		17,697,280
Change in net unrealized appreciation (depreciation) on investment securities		46,242,459
Net gain (loss)		63,939,739
Net increase (decrease) in net assets resulting from operations		$71,729,000

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,789,261	$18,373,129
Net realized gain (loss)	17,697,280	31,127,434
Change in net unrealized appreciation (depreciation)	46,242,459	75,669,341
Net increase (decrease) in net assets resulting from operations	71,729,000	125,169,904
Distributions to shareholders from net investment income	–	(17,560,259)
Distributions to shareholders from net realized gain	–	(256,435)
Total distributions	–	(17,816,694)
Share transactions
Proceeds from sales of shares	128,055,269	384,948,279
Reinvestment of distributions	–	17,007,314
Cost of shares redeemed	(126,381,999)	(621,442,544)
Net increase (decrease) in net assets resulting from share transactions	1,673,270	(219,486,951)
Redemption fees	–	36,967
Total increase (decrease) in net assets	73,402,270	(112,096,774)
Net Assets
Beginning of period	696,138,035	808,234,809
End of period	$769,540,305	$696,138,035
Other Information
Undistributed net investment income end of period	$7,788,577	$–
Distributions in excess of net investment income end of period	$–	$(684)
Shares
Sold	1,581,110	5,289,786
Issued in reinvestment of distributions	–	247,779
Redeemed	(1,595,928)	(8,587,083)
Net increase (decrease)	(14,818)	(3,049,518)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Utilities Portfolio

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$77.05	$66.88	$72.85	$70.64	$61.04	$52.56
Income from Investment Operations
Net investment income (loss)B	.88	1.52	1.39	1.41	1.49	1.41
Net realized and unrealized gain (loss)	7.38	10.44	(4.49)	6.40	9.80	7.70
Total from investment operations	8.26	11.96	(3.10)	7.81	11.29	9.11
Distributions from net investment income	–	(1.77)	(1.60)	(1.20)	(1.07)	(.63)
Distributions from net realized gain	–	(.02)	(1.27)	(4.42)	(.62)	–
Total distributions	–	(1.79)	(2.87)	(5.61)C	(1.69)	(.63)
Redemption fees added to paid in capitalB	–	–D	–D	.01	–D	–D
Net asset value, end of period	$85.31	$77.05	$66.88	$72.85	$70.64	$61.04
Total ReturnE,F	10.72%	18.21%	(4.19)%	11.22%	18.71%	17.46%
Ratios to Average Net AssetsG,H
Expenses before reductions	.79%I	.79%	.80%	.80%	.82%	.83%
Expenses net of fee waivers, if any	.79%I	.79%	.79%	.80%	.82%	.83%
Expenses net of all reductions	.78%I	.78%	.78%	.80%	.80%	.79%
Net investment income (loss)	2.19%I	2.09%	2.05%	1.89%	2.28%	2.49%
Supplemental Data
Net assets, end of period (000 omitted)	$769,540	$696,138	$808,235	$988,426	$695,932	$532,382
Portfolio turnover rateJ	40%I	70%K	74%	129%K	160%	158%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $5.61 per share is comprised of distributions from net investment income of $1.199 and distributions from net realized gain of $4.415 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2017

1. Organization.

Utilities Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, redemptions in kind, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$190,490,323
Gross unrealized depreciation	(8,295,480)
Net unrealized appreciation (depreciation)	$182,194,843
Tax cost	$593,821,688

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(6,327,931)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $139,430,965 and $143,579,403, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .54% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .19% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $4,082 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 950,668 shares of the Fund held by an affiliated entity were redeemed in-kind for investments and cash with a value of $68,267,475. The Fund had a net realized gain of $14,595,449 on investments delivered through in-kind redemptions. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,129 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,587.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $28,390 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $3,452.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2017 to August 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During Period-B March 1, 2017 to August 31, 2017
Actual	.79%	$1,000.00	$1,107.20	$4.20
Hypothetical-C		$1,000.00	$1,021.22	$4.02

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

SELUTL-SANN-1017
1.813630.112

Fidelity® Select Portfolios® Energy Sector Energy Portfolio Energy Service Portfolio Natural Gas Portfolio Natural Resources Portfolio Semi-Annual Report August 31, 2017

Contents

Energy Portfolio
Investment Summary
Investments
Financial Statements
Energy Service Portfolio
Investment Summary
Investments
Financial Statements
Natural Gas Portfolio
Investment Summary
Investments
Financial Statements
Natural Resources Portfolio
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Energy Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Chevron Corp.	7.7	6.3
EOG Resources, Inc.	7.1	5.8
Pioneer Natural Resources Co.	5.5	4.4
Diamondback Energy, Inc.	5.4	3.4
Exxon Mobil Corp.	4.6	7.0
Halliburton Co.	4.2	3.6
Phillips 66 Co.	3.1	1.9
The Williams Companies, Inc.	3.1	1.3
Parsley Energy, Inc. Class A	3.1	1.8
RSP Permian, Inc.	2.9	1.8
	46.7

Top Industries (% of fund's net assets)

As of August 31, 2017
Oil, Gas & Consumable Fuels	81.9%
Energy Equipment & Services	14.4%
Chemicals	1.9%
Gas Utilities	0.5%
Machinery	0.2%
All Others*	1.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

As of February 28, 2017
Oil, Gas & Consumable Fuels	78.7%
Energy Equipment & Services	18.3%
Chemicals	0.7%
Metals & Mining	0.5%
Independent Power and Renewable Electricity Producers	0.5%
All Others*	1.3%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Energy Portfolio

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
Chemicals - 1.9%
Commodity Chemicals - 1.9%
LG Chemical Ltd.	16,193	$5,458,954
LyondellBasell Industries NV Class A	316,700	28,689,853
		34,148,807
Energy Equipment & Services - 14.4%
Oil & Gas Drilling - 1.7%
Nabors Industries Ltd.	564,900	3,700,095
Odfjell Drilling A/S (a)	1,434,080	4,399,500
Shelf Drilling Ltd.	1,791,500	14,317,313
Trinidad Drilling Ltd. (a)	2,361,600	3,158,256
Xtreme Drilling & Coil Services Corp. (a)	2,470,200	3,956,276
		29,531,440
Oil & Gas Equipment & Services - 12.7%
Baker Hughes, a GE Co. Class A	728,300	24,689,370
C&J Energy Services, Inc.	124,100	3,134,766
Dril-Quip, Inc. (a)	346,753	13,020,575
Frank's International NV (b)	938,000	5,890,640
Halliburton Co.	1,924,600	75,001,662
National Oilwell Varco, Inc.	547,400	16,788,758
NCS Multistage Holdings, Inc.	289,000	5,710,640
Newpark Resources, Inc. (a)	1,803,902	14,521,411
Oceaneering International, Inc.	530,827	11,970,149
RigNet, Inc. (a)	579,471	9,271,536
Schlumberger Ltd.	604,558	38,395,479
Smart Sand, Inc.	287,100	1,713,987
Tesco Corp. (a)	410,200	1,804,880
TETRA Technologies, Inc. (a)	1,066,000	2,195,960
Total Energy Services, Inc.	94,100	919,335
		225,029,148

TOTAL ENERGY EQUIPMENT & SERVICES		254,560,588

Gas Utilities - 0.5%
Gas Utilities - 0.5%
Indraprastha Gas Ltd.	418,546	8,350,626
Independent Power and Renewable Electricity Producers - 0.1%
Renewable Electricity - 0.1%
NextEra Energy Partners LP	47,500	1,969,350
Machinery - 0.2%
Industrial Machinery - 0.2%
ProPetro Holding Corp. (b)	312,500	3,596,875
Oil, Gas & Consumable Fuels - 81.9%
Integrated Oil & Gas - 15.0%
Chevron Corp.	1,260,023	135,603,676
Exxon Mobil Corp.	1,076,548	82,172,909
Occidental Petroleum Corp.	506,800	30,255,960
Suncor Energy, Inc.	534,400	16,745,603
		264,778,148
Oil & Gas Exploration & Production - 51.0%
Anadarko Petroleum Corp.	858,215	35,126,740
Cabot Oil & Gas Corp.	1,248,300	31,894,065
Callon Petroleum Co. (a)	3,095,700	32,071,452
Centennial Resource Development, Inc.:
Class A	115,200	1,991,808
Class A (b)	703,400	12,161,786
Cimarex Energy Co.	428,245	42,691,744
Concho Resources, Inc. (a)	306,900	34,056,693
ConocoPhillips Co.	388,000	16,940,080
Continental Resources, Inc. (a)	964,700	32,722,624
Devon Energy Corp.	1,259,500	39,548,300
Diamondback Energy, Inc. (a)	1,058,300	96,083,057
Encana Corp.	3,014,600	28,124,196
EOG Resources, Inc.	1,467,464	124,719,765
Extraction Oil & Gas, Inc. (b)	888,382	11,673,339
Hess Corp.	269,200	10,471,880
Jagged Peak Energy, Inc. (b)	149,300	1,912,533
Jones Energy, Inc.	1	1
Marathon Oil Corp.	575,700	6,401,784
Matador Resources Co. (a)(b)	613,400	14,463,972
Murphy Oil Corp.	183,100	4,149,046
Newfield Exploration Co. (a)	1,467,200	38,337,936
Parsley Energy, Inc. Class A (a)	2,170,900	54,381,045
PDC Energy, Inc. (a)	470,351	18,498,905
Pioneer Natural Resources Co.	746,699	96,809,525
Range Resources Corp.	216,600	3,760,176
Resolute Energy Corp. (a)(b)	262,160	7,746,828
Ring Energy, Inc. (a)	600,522	7,158,222
RSP Permian, Inc. (a)	1,612,900	50,612,802
Seven Generations Energy Ltd. (a)	1,126,600	17,150,483
Viper Energy Partners LP	740,400	12,512,760
WPX Energy, Inc. (a)	1,842,300	18,404,577
		902,578,124
Oil & Gas Refining & Marketing - 7.8%
Andeavor	192,400	19,268,860
Bharat Petroleum Corp. Ltd.	1,092,128	9,036,298
Delek U.S. Holdings, Inc.	1,489,855	36,829,216
Phillips 66 Co.	661,973	55,479,957
Pilipinas Shell Petroleum Corp.	3,398,110	4,382,622
Reliance Industries Ltd.	474,220	11,826,758
World Fuel Services Corp.	24,855	858,492
		137,682,203
Oil & Gas Storage & Transport - 8.1%
Cheniere Energy, Inc. (a)	267,000	11,424,930
Enterprise Products Partners LP	871,300	22,714,791
GasLog Partners LP	267,500	6,072,250
Gener8 Maritime, Inc. (a)	2,567,090	11,551,905
Golar LNG Ltd. (b)	424,400	9,200,992
Noble Midstream Partners LP	304,127	14,649,798
Noble Midstream Partners LP (c)	101,027	4,623,147
Plains GP Holdings LP Class A	217,600	4,891,648
Teekay LNG Partners LP	163,000	2,771,000
The Williams Companies, Inc.	1,865,800	55,470,234
		143,370,695

TOTAL OIL, GAS & CONSUMABLE FUELS		1,448,409,170

TOTAL COMMON STOCKS
(Cost $1,747,319,672)		1,751,035,416

Money Market Funds - 3.3%
Fidelity Cash Central Fund, 1.11% (d)	8,671,378	8,673,112
Fidelity Securities Lending Cash Central Fund 1.11% (d)(e)	49,314,367	49,319,299
TOTAL MONEY MARKET FUNDS
(Cost $57,990,352)		57,992,411
TOTAL INVESTMENT IN SECURITIES - 102.3%
(Cost $1,805,310,024)		1,809,027,827
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(39,871,148)
NET ASSETS - 100%		$1,769,156,679

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,623,147 or 0.3% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Noble Midstream Partners LP	6/21/17	$4,086,542

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$59,715
Fidelity Securities Lending Cash Central Fund	189,366
Total	$249,081

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,751,035,416	$1,746,412,269	$4,623,147	$--
Money Market Funds	57,992,411	57,992,411	--	--
Total Investments in Securities:	$1,809,027,827	$1,804,404,680	$4,623,147	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	86.5%
Canada	4.2%
Curacao	2.2%
Netherlands	1.9%
India	1.7%
Marshall Islands	1.2%
Others (Individually Less Than 1%)	2.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Energy Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $49,467,741) — See accompanying schedule: Unaffiliated issuers (cost $1,747,319,672)	$1,751,035,416
Fidelity Central Funds (cost $57,990,352)	57,992,411
Total Investment in Securities (cost $1,805,310,024)		$1,809,027,827
Receivable for investments sold		9,759,013
Receivable for fund shares sold		1,853,060
Dividends receivable		3,518,854
Distributions receivable from Fidelity Central Funds		32,980
Other receivables		173,771
Total assets		1,824,365,505
Liabilities
Payable for investments purchased	$9,236
Payable for fund shares redeemed	3,556,437
Accrued management fee	809,692
Other affiliated payables	376,392
Other payables and accrued expenses	1,143,244
Collateral on securities loaned	49,313,825
Total liabilities		55,208,826
Net Assets		$1,769,156,679
Net Assets consist of:
Paid in capital		$2,088,960,818
Undistributed net investment income		23,411,000
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(345,932,505)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,717,366
Net Assets, for 47,495,178 shares outstanding		$1,769,156,679
Net Asset Value, offering price and redemption price per share ($1,769,156,679 ÷ 47,495,178 shares)		$37.25

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2017 (Unaudited)
Investment Income
Dividends		$13,781,973
Special dividends		22,615,250
Income from Fidelity Central Funds (including $189,366 from security lending)		249,081
Total income		36,646,304
Expenses
Management fee	$5,404,251
Transfer agent fees	2,058,819
Accounting and security lending fees	305,342
Custodian fees and expenses	28,710
Independent trustees' fees and expenses	24,040
Registration fees	39,555
Audit	33,110
Legal	18,510
Interest	731
Miscellaneous	17,117
Total expenses before reductions	7,930,185
Expense reductions	(182,012)	7,748,173
Net investment income (loss)		28,898,131
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $37,583)	4,409,028
Fidelity Central Funds	1,658
Foreign currency transactions	(39,328)
Total net realized gain (loss)		4,371,358
Change in net unrealized appreciation (depreciation) on:
Unaffiliated issuers (net of increase in deferred foreign taxes of $809,306)	(365,521,525)
Fidelity Central Funds	(5,264)
Assets and liabilities in foreign currencies	2,452
Total change in net unrealized appreciation (depreciation)		(365,524,337)
Net gain (loss)		(361,152,979)
Net increase (decrease) in net assets resulting from operations		$(332,254,848)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$28,898,131	$10,465,618
Net realized gain (loss)	4,371,358	120,379,476
Change in net unrealized appreciation (depreciation)	(365,524,337)	542,954,194
Net increase (decrease) in net assets resulting from operations	(332,254,848)	673,799,288
Distributions to shareholders from net investment income	–	(13,079,637)
Distributions to shareholders from net realized gain	(5,042,802)	(3,147,768)
Total distributions	(5,042,802)	(16,227,405)
Share transactions
Proceeds from sales of shares	204,020,874	898,918,597
Reinvestment of distributions	4,846,433	15,617,735
Cost of shares redeemed	(391,762,754)	(1,211,768,502)
Net increase (decrease) in net assets resulting from share transactions	(182,895,447)	(297,232,170)
Redemption fees	–	112,786
Total increase (decrease) in net assets	(520,193,097)	360,452,499
Net Assets
Beginning of period	2,289,349,776	1,928,897,277
End of period	$1,769,156,679	$2,289,349,776
Other Information
Undistributed net investment income end of period	$23,411,000	$–
Distributions in excess of net investment income end of period	$–	$(5,487,131)
Shares
Sold	5,076,572	21,107,325
Issued in reinvestment of distributions	110,978	360,628
Redeemed	(9,603,012)	(28,669,318)
Net increase (decrease)	(4,415,462)	(7,201,365)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Energy Portfolio

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$44.10	$32.63	$45.64	$56.25	$54.81	$55.14
Income from Investment Operations
Net investment income (loss)B	.59C	.18	.42	.46	.44	.53
Net realized and unrealized gain (loss)	(7.34)	11.58	(12.98)	(6.37)	7.86	(.04)
Total from investment operations	(6.75)	11.76	(12.56)	(5.91)	8.30	.49
Distributions from net investment income	–	(.24)	(.39)	(.46)	(.46)	(.47)
Distributions from net realized gain	(.10)	(.05)	(.07)	(4.23)	(6.40)	(.35)
Total distributions	(.10)	(.29)	(.45)D	(4.70)E	(6.86)	(.82)
Redemption fees added to paid in capitalB	–	–F	–F	–F	–F	–F
Net asset value, end of period	$37.25	$44.10	$32.63	$45.64	$56.25	$54.81
Total ReturnG,H	(15.34)%	36.05%	(27.61)%	(11.25)%	15.43%	1.00%
Ratios to Average Net AssetsI,J
Expenses before reductions	.80%K	.79%	.80%	.79%	.80%	.82%
Expenses net of fee waivers, if any	.80%K	.79%	.80%	.79%	.80%	.82%
Expenses net of all reductions	.78%K	.78%	.79%	.79%	.80%	.81%
Net investment income (loss)	1.77%C,K	.44%	1.03%	.85%	.76%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$1,769,157	$2,289,350	$1,928,897	$2,179,828	$1,995,808	$2,126,992
Portfolio turnover rateL	84%K	93%M	79%	73%M	98%	80%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.46 per share. This dividend is not annualized in the ratio of net investment income (loss) to average net assets. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .63%.

 D Total distributions of $.45 per share is comprised of distributions from net investment income of $.387 and distributions from net realized gain of $.066 per share.

 E Total distributions of $4.70 per share is comprised of distributions from net investment income of $.463 and distributions from net realized gain of $4.233 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Energy Service Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Schlumberger Ltd.	16.3	17.0
Halliburton Co.	13.6	8.7
Baker Hughes, a GE Co. Class A	5.7	13.6
Oceaneering International, Inc.	5.0	3.8
TETRA Technologies, Inc.	4.8	4.6
RigNet, Inc.	3.8	3.8
Dril-Quip, Inc.	3.6	4.0
Odfjell Drilling A/S	3.6	1.5
Borr Drilling Ltd.	3.5	3.2
Tesco Corp.	3.4	3.1
	63.3

Top Industries (% of fund's net assets)

As of August 31, 2017
Energy Equipment & Services	96.2%
Oil, Gas & Consumable Fuels	2.3%
Water Utilities	0.5%
Textiles, Apparel & Luxury Goods	0.5%
Construction & Engineering	0.3%
All Others*	0.2%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

As of February 28, 2017
Energy Equipment & Services	97.1%
Oil, Gas & Consumable Fuels	2.8%
Construction & Engineering	0.2%
All Others*,**	(0.1)%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

 ** Not included in the pie chart

Energy Service Portfolio

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
Construction & Engineering - 0.3%
Construction & Engineering - 0.3%
Enterprise Group, Inc. (a)(b)	5,565,237	$1,359,277
Energy Equipment & Services - 96.2%
Oil & Gas Drilling - 18.4%
Borr Drilling Ltd.	4,307,283	16,212,100
Helmerich & Payne, Inc.	7,600	321,784
Independence Contract Drilling, Inc. (a)	1,535,913	4,945,640
Nabors Industries Ltd.	1,424,000	9,327,200
Odfjell Drilling A/S (a)	5,418,521	16,623,051
Parker Drilling Co. (a)(b)	7,772,993	8,550,292
Pioneer Energy Services Corp. (a)	875,713	1,488,712
Shelf Drilling Ltd.	1,115,203	8,912,482
Trinidad Drilling Ltd. (a)	8,427,700	11,270,678
Xtreme Drilling & Coil Services Corp. (a)(b)	4,820,116	7,719,906
		85,371,845
Oil & Gas Equipment & Services - 77.8%
Baker Hughes, a GE Co. Class A	781,973	26,508,885
BW Offshore Ltd. (a)(c)	2,293,814	7,539,654
C&J Energy Services, Inc.	438,200	11,068,932
CSI Compressco LP	1,483,977	6,959,852
Dril-Quip, Inc. (a)(c)	448,900	16,856,195
Fairmount Santrol Holidings, Inc. (a)(c)	378,500	1,158,210
Frank's International NV (c)	2,005,532	12,594,741
Halliburton Co.	1,617,534	63,035,300
Helix Energy Solutions Group, Inc. (a)	1,293,329	8,109,173
Key Energy Services, Inc. (c)	51,600	656,868
McCoy Global, Inc. (a)	1,049,550	1,596,913
National Oilwell Varco, Inc.	299,062	9,172,232
Newpark Resources, Inc. (a)	963,852	7,759,009
Oceaneering International, Inc.	1,022,194	23,050,475
Oil States International, Inc. (a)	15,100	328,425
RigNet, Inc. (a)(b)(c)	1,093,486	17,495,776
Schlumberger Ltd.	1,188,211	75,463,279
Smart Sand, Inc. (c)	1,239,300	7,398,621
Spectrum ASA (a)	1,030,013	5,045,211
Superior Drilling Products, Inc. (a)(b)(c)	2,409,569	1,614,652
Superior Energy Services, Inc. (a)	224,700	1,851,528
TechnipFMC PLC	206,362	5,330,330
TechnipFMC PLC (France)	51,232	1,313,706
Tesco Corp. (a)(b)	3,605,104	15,862,458
TETRA Technologies, Inc. (a)(b)	10,796,594	22,240,984
TETRA Technologies, Inc. warrants 12/14/21 (a)(b)	300,100	93,931
Weatherford International PLC	2,677,966	10,256,610
		360,361,950

TOTAL ENERGY EQUIPMENT & SERVICES		445,733,795

Marine - 0.1%
Marine - 0.1%
Hapag-Lloyd AG (a)	7,488	323,849
Oil, Gas & Consumable Fuels - 2.3%
Oil & Gas Storage & Transport - 2.3%
Golar LNG Ltd.	87,533	1,897,715
StealthGas, Inc. (a)(b)	2,310,091	7,438,493
Teekay LNG Partners LP	77,900	1,324,300
		10,660,508
Textiles, Apparel & Luxury Goods - 0.5%
Textiles - 0.5%
Ranger Energy Services, Inc. Class A (c)	146,900	2,085,980
Water Utilities - 0.5%
Water Utilities - 0.5%
Select Energy Services, Inc. Class A	177,012	2,495,869
TOTAL COMMON STOCKS
(Cost $591,201,940)		462,659,278

Money Market Funds - 4.1%
Fidelity Cash Central Fund, 1.11% (d)	562,904	563,017
Fidelity Securities Lending Cash Central Fund 1.11% (d)(e)	18,760,612	18,762,488
TOTAL MONEY MARKET FUNDS
(Cost $19,324,342)		19,325,505
TOTAL INVESTMENT IN SECURITIES - 104.0%
(Cost $610,526,282)		481,984,783
NET OTHER ASSETS (LIABILITIES) - (4.0)%		(18,755,573)
NET ASSETS - 100%		$463,229,210

Legend

 (a) Non-income producing

 (b) Affiliated company

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,392
Fidelity Securities Lending Cash Central Fund	240,572
Total	$243,964

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Borr Drilling Ltd.	$23,110,873	$--	$7,507,575	$--	$3,637,774	$(3,028,971)	$--
Enterprise Group, Inc.	1,340,819	--	--	--	--	18,458	1,359,277
Forbes Energy Services Ltd.	62,930	--	16,345	--	(4,734,595)	4,688,010	--
Parker Drilling Co.	10,581,966	4,199,763	779,581	--	(292,788)	(5,159,069)	8,550,292
RigNet, Inc.	27,747,812	1,339,717	10,933,847	--	1,999,294	(2,657,199)	17,495,776
StealthGas, Inc.	10,668,491	--	488,777	--	(677,461)	(2,063,759)	7,438,493
Superior Drilling Products, Inc.	2,481,856	--	--	--	--	(867,204)	1,614,652
Tesco Corp.	22,842,845	5,339,566	1,094,702	--	(71,032)	(11,154,218)	15,862,458
TETRA Technologies, Inc.	33,925,982	11,361,508	2,257,199	--	(1,062,403)	(19,726,905)	22,240,984
TETRA Technologies, Inc. warrants 12/14/21	435,145	--	--	--	--	(341,214)	93,931
Xtreme Drilling & Coil Services Corp.	10,443,266	379,993	2,034,098	--	(2,176,797)	1,107,542	7,719,906
Total	$143,641,985	$22,620,547	$25,112,124	$--	$(3,378,008)	$(39,184,529)	$82,375,769

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$462,659,278	$462,565,347	$93,931	$--
Money Market Funds	19,325,505	19,325,505	--	--
Total Investments in Securities:	$481,984,783	$481,890,852	$93,931	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	53.1%
Curacao	16.3%
Canada	8.1%
Bermuda	7.5%
Norway	4.7%
Netherlands	2.7%
Ireland	2.2%
Cayman Islands	1.9%
Marshall Islands	1.9%
United Kingdom	1.5%
Others (Individually Less Than 1%)	0.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Energy Service Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $18,052,212) — See accompanying schedule: Unaffiliated issuers (cost $443,073,641)	$380,283,509
Fidelity Central Funds (cost $19,324,342)	19,325,505
Other affiliated issuers (cost $148,128,299)	82,375,769
Total Investment in Securities (cost $610,526,282)		$481,984,783
Cash		197,125
Receivable for investments sold		2,966,057
Receivable for fund shares sold		383,502
Dividends receivable		294,186
Distributions receivable from Fidelity Central Funds		25,660
Other receivables		51,949
Total assets		485,903,262
Liabilities
Payable for investments purchased	$2,275,617
Payable for fund shares redeemed	1,244,966
Accrued management fee	213,831
Other affiliated payables	113,400
Other payables and accrued expenses	64,755
Collateral on securities loaned	18,761,483
Total liabilities		22,674,052
Net Assets		$463,229,210
Net Assets consist of:
Paid in capital		$630,596,236
Undistributed net investment income		14,796,913
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(53,616,457)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(128,547,482)
Net Assets, for 11,209,660 shares outstanding		$463,229,210
Net Asset Value, offering price and redemption price per share ($463,229,210 ÷ 11,209,660 shares)		$41.32

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2017 (Unaudited)
Investment Income
Dividends		$2,458,566
Special dividends		14,759,028
Income from Fidelity Central Funds (including $240,572 from security lending)		243,964
Total income		17,461,558
Expenses
Management fee	$1,523,129
Transfer agent fees	627,683
Accounting and security lending fees	107,894
Custodian fees and expenses	18,088
Independent trustees' fees and expenses	6,995
Registration fees	28,294
Audit	26,541
Legal	4,857
Interest	3,017
Miscellaneous	3,900
Total expenses before reductions	2,350,398
Expense reductions	(79,059)	2,271,339
Net investment income (loss)		15,190,219
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(16,490,424)
Fidelity Central Funds	(1,642)
Other affiliated issuers	(3,378,008)
Foreign currency transactions	38,883
Total net realized gain (loss)		(19,831,191)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(116,323,096)
Fidelity Central Funds	(1,164)
Other Affiliated issuers	(39,184,529)
Assets and liabilities in foreign currencies	(2,514)
Total change in net unrealized appreciation (depreciation)		(155,511,303)
Net gain (loss)		(175,342,494)
Net increase (decrease) in net assets resulting from operations		$(160,152,275)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,190,219	$1,984,380
Net realized gain (loss)	(19,831,191)	(19,224,046)
Change in net unrealized appreciation (depreciation)	(155,511,303)	205,013,343
Net increase (decrease) in net assets resulting from operations	(160,152,275)	187,773,677
Distributions to shareholders from net investment income	–	(2,569,509)
Share transactions
Proceeds from sales of shares	59,932,327	347,580,414
Reinvestment of distributions	–	2,440,107
Cost of shares redeemed	(170,659,835)	(236,538,737)
Net increase (decrease) in net assets resulting from share transactions	(110,727,508)	113,481,784
Redemption fees	17,524	30,328
Total increase (decrease) in net assets	(270,862,259)	298,716,280
Net Assets
Beginning of period	734,091,469	435,375,189
End of period	$463,229,210	$734,091,469
Other Information
Undistributed net investment income end of period	$14,796,913	$–
Distributions in excess of net investment income end of period	$–	$(393,306)
Shares
Sold	1,266,973	6,670,683
Issued in reinvestment of distributions	–	46,274
Redeemed	(3,476,423)	(4,895,393)
Net increase (decrease)	(2,209,450)	1,821,564

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Energy Service Portfolio

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$54.70	$37.54	$54.34	$86.13	$74.01	$73.01
Income from Investment Operations
Net investment income (loss)B	1.29C	.17	.45	.45	.21	–D
Net realized and unrealized gain (loss)	(14.67)	17.22	(16.85)	(23.10)	12.09	1.00
Total from investment operations	(13.38)	17.39	(16.40)	(22.65)	12.30	1.00
Distributions from net investment income	–	(.23)	(.40)	(.39)	(.18)	–
Distributions from net realized gain	–	–	–	(8.75)	–	–
Total distributions	–	(.23)	(.40)	(9.14)	(.18)	–
Redemption fees added to paid in capitalB,D	–	–	–	–	–	–
Net asset value, end of period	$41.32	$54.70	$37.54	$54.34	$86.13	$74.01
Total ReturnE,F	(24.46)%	46.36%	(30.30)%	(27.82)%	16.62%	1.37%
Ratios to Average Net AssetsG,H
Expenses before reductions	.84%I	.85%	.85%	.79%	.80%	.82%
Expenses net of fee waivers, if any	.84%I	.85%	.84%	.79%	.80%	.82%
Expenses net of all reductions	.81%I	.84%	.81%	.79%	.80%	.81%
Net investment income (loss)	2.79%C,I	.36%	.92%	.56%	.26%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$463,229	$734,091	$435,375	$698,803	$1,047,980	$1,236,403
Portfolio turnover rateJ	52%I	96%	58%	55%	34%	49%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $1.25 per share. This dividend is not annualized in the ratio of net investment income (loss) to average net assets. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .15%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Natural Gas Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
ConocoPhillips Co.	9.0	6.5
Kinder Morgan, Inc.	6.4	0.0
Schlumberger Ltd.	6.4	7.8
Anadarko Petroleum Corp.	6.3	7.8
Baker Hughes, a GE Co. Class A	5.3	9.9
EOG Resources, Inc.	3.5	0.0
Encana Corp.	3.4	3.8
Boardwalk Pipeline Partners, LP	3.4	4.2
Cimarex Energy Co.	2.9	0.3
Spire, Inc.	2.9	1.1
	49.5

Top Industries (% of fund's net assets)

As of August 31, 2017
Oil, Gas & Consumable Fuels	65.1%
Energy Equipment & Services	22.7%
Gas Utilities	9.5%
Multi-Utilities	1.5%
All Others*	1.2%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

As of February 28, 2017
Oil, Gas & Consumable Fuels	57.0%
Energy Equipment & Services	39.7%
Gas Utilities	2.8%
All Others*	0.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Natural Gas Portfolio

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Energy Equipment & Services - 22.7%
Oil & Gas Drilling - 2.8%
Ensco PLC Class A	317,100	$1,347,675
Nabors Industries Ltd.	352,700	2,310,185
Patterson-UTI Energy, Inc.	172,200	2,750,034
Precision Drilling Corp. (a)	717,000	1,820,132
		8,228,026
Oil & Gas Equipment & Services - 19.9%
Baker Hughes, a GE Co. Class A	453,400	15,370,260
Era Group, Inc. (a)	210,900	1,858,029
Exterran Corp. (a)	168,600	4,676,964
Halliburton Co.	64,100	2,497,977
National Oilwell Varco, Inc.	146,100	4,480,887
Pason Systems, Inc.	113,100	1,621,213
Schlumberger Ltd.	288,332	18,311,965
U.S. Silica Holdings, Inc. (b)	123,500	3,360,435
Weatherford International PLC	1,280,100	4,902,783
		57,080,513

TOTAL ENERGY EQUIPMENT & SERVICES		65,308,539

Gas Utilities - 9.5%
Gas Utilities - 9.5%
Atmos Energy Corp.	74,598	6,567,608
Southwest Gas Holdings, Inc.	102,500	8,150,800
Spire, Inc.	107,500	8,223,750
Valener, Inc.	232,200	4,250,724
		27,192,882
Multi-Utilities - 1.5%
Multi-Utilities - 1.5%
NiSource, Inc.	162,000	4,352,940
Oil, Gas & Consumable Fuels - 65.1%
Integrated Oil & Gas - 3.0%
Occidental Petroleum Corp.	65,700	3,922,290
Suncor Energy, Inc.	151,900	4,759,837
		8,682,127
Oil & Gas Exploration & Production - 45.6%
Advantage Oil & Gas Ltd. (a)	816,900	5,207,226
Anadarko Petroleum Corp.	439,700	17,996,921
Cimarex Energy Co.	84,600	8,433,774
Concho Resources, Inc. (a)	16,400	1,819,908
ConocoPhillips Co.	593,300	25,903,478
Crew Energy, Inc. (a)	1,090,700	3,642,217
Crown Point Energy, Inc. (a)(c)	181,658	6,546
Devon Energy Corp.	19,046	598,044
Encana Corp.	1,061,800	9,905,882
EOG Resources, Inc.	117,800	10,011,822
Gulfport Energy Corp. (a)	243,200	3,047,296
Lekoil Ltd. (a)	6,233,200	1,470,978
Marathon Oil Corp.	498,300	5,541,096
Noble Energy, Inc.	263,100	6,253,887
Northern Blizzard Resources, Inc. (b)	1,006,700	1,620,394
Parsley Energy, Inc. Class A (a)	257,200	6,442,860
PDC Energy, Inc. (a)	131,800	5,183,694
Pioneer Natural Resources Co.	27,700	3,591,305
Range Resources Corp.	216,700	3,761,912
Rice Energy, Inc. (a)	55,700	1,523,952
Savannah Petroleum PLC (a)(d)	4,767,600	2,134,626
Surge Energy, Inc. (b)	1,558,200	2,483,138
Whiting Petroleum Corp. (a)(b)	264,200	1,180,974
WPX Energy, Inc. (a)	338,500	3,381,615
		131,143,545
Oil & Gas Refining & Marketing - 1.0%
Keyera Corp.	97,200	2,820,843
Oil & Gas Storage & Transport - 15.5%
Boardwalk Pipeline Partners, LP	642,500	9,708,175
Enbridge, Inc.	173,500	6,935,832
Kinder Morgan, Inc.	953,600	18,433,088
Sunoco Logistics Partners LP	160,950	3,059,660
The Williams Companies, Inc.	29,800	885,954
TransCanada Corp.	106,000	5,382,551
		44,405,260

TOTAL OIL, GAS & CONSUMABLE FUELS		187,051,775

TOTAL COMMON STOCKS
(Cost $420,371,959)		283,906,136

Money Market Funds - 3.7%
Fidelity Cash Central Fund, 1.11% (e)	3,793,056	3,793,815
Fidelity Securities Lending Cash Central Fund 1.11% (e)(f)	6,866,517	6,867,204
TOTAL MONEY MARKET FUNDS
(Cost $10,661,305)		10,661,019
TOTAL INVESTMENT IN SECURITIES - 102.5%
(Cost $431,033,264)		294,567,155
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(7,301,039)
NET ASSETS - 100%		$287,266,116

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,546 or 0.0% of net assets.

 (d) Level 3 instrument

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$16,233
Fidelity Securities Lending Cash Central Fund	49,346
Total	$65,579

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$283,906,136	$281,771,510	$--	$2,134,626
Money Market Funds	10,661,019	10,661,019	--	--
Total Investments in Securities:	$294,567,155	$292,432,529	$--	$2,134,626

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	71.8%
Canada	17.6%
Curacao	6.4%
Ireland	1.7%
United Kingdom	1.2%
Others (Individually Less Than 1%)	1.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Natural Gas Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $6,677,665) — See accompanying schedule: Unaffiliated issuers (cost $420,371,959)	$283,906,136
Fidelity Central Funds (cost $10,661,305)	10,661,019
Total Investment in Securities (cost $431,033,264)		$294,567,155
Receivable for fund shares sold		394,216
Dividends receivable		391,545
Distributions receivable from Fidelity Central Funds		8,490
Other receivables		61,836
Total assets		295,423,242
Liabilities
Payable for fund shares redeemed	1,029,287
Accrued management fee	132,674
Other affiliated payables	79,825
Other payables and accrued expenses	50,652
Collateral on securities loaned	6,864,688
Total liabilities		8,157,126
Net Assets		$287,266,116
Net Assets consist of:
Paid in capital		$901,508,843
Undistributed net investment income		3,120,813
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(480,898,632)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(136,464,908)
Net Assets, for 12,958,207 shares outstanding		$287,266,116
Net Asset Value, offering price and redemption price per share ($287,266,116 ÷ 12,958,207 shares)		$22.17

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2017 (Unaudited)
Investment Income
Dividends		$2,592,195
Special dividends		5,815,250
Income from Fidelity Central Funds (including $49,346 from security lending)		65,579
Total income		8,473,024
Expenses
Management fee	$900,159
Transfer agent fees	435,079
Accounting and security lending fees	65,978
Custodian fees and expenses	10,304
Independent trustees' fees and expenses	4,301
Registration fees	29,701
Audit	18,465
Legal	3,403
Interest	1,169
Miscellaneous	2,630
Total expenses before reductions	1,471,189
Expense reductions	(34,304)	1,436,885
Net investment income (loss)		7,036,139
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(36,203,023)
Fidelity Central Funds	(873)
Foreign currency transactions	(18,213)
Total net realized gain (loss)		(36,222,109)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(46,136,673)
Fidelity Central Funds	(286)
Assets and liabilities in foreign currencies	3,245
Total change in net unrealized appreciation (depreciation)		(46,133,714)
Net gain (loss)		(82,355,823)
Net increase (decrease) in net assets resulting from operations		$(75,319,684)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,036,139	$2,134,122
Net realized gain (loss)	(36,222,109)	(14,597,072)
Change in net unrealized appreciation (depreciation)	(46,133,714)	159,311,552
Net increase (decrease) in net assets resulting from operations	(75,319,684)	146,848,602
Distributions to shareholders from net investment income	–	(2,707,349)
Distributions to shareholders from net realized gain	(1,322,540)	(399,401)
Total distributions	(1,322,540)	(3,106,750)
Share transactions
Proceeds from sales of shares	48,275,057	363,264,746
Reinvestment of distributions	1,248,166	2,868,753
Cost of shares redeemed	(165,501,496)	(286,062,132)
Net increase (decrease) in net assets resulting from share transactions	(115,978,273)	80,071,367
Redemption fees	7,505	75,698
Total increase (decrease) in net assets	(192,612,992)	223,888,917
Net Assets
Beginning of period	479,879,108	255,990,191
End of period	$287,266,116	$479,879,108
Other Information
Undistributed net investment income end of period	$3,120,813	$–
Distributions in excess of net investment income end of period	$–	$(3,915,326)
Shares
Sold	2,016,755	13,555,828
Issued in reinvestment of distributions	45,454	106,018
Redeemed	(6,391,961)	(10,729,732)
Net increase (decrease)	(4,329,752)	2,932,114

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Natural Gas Portfolio

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$27.76	$17.83	$32.05	$39.16	$32.86	$32.91
Income from Investment Operations
Net investment income (loss)B	.53C	.13	.33	.34	.35	.30
Net realized and unrealized gain (loss)	(6.02)	9.98	(14.16)	(7.03)	6.61	(.03)D
Total from investment operations	(5.49)	10.11	(13.83)	(6.69)	6.96	.27
Distributions from net investment income	–	(.15)	(.39)	(.38)	(.33)	(.27)
Distributions from net realized gain	(.10)	(.03)	–	(.04)	(.32)	(.05)
Total distributions	(.10)	(.18)	(.39)	(.42)	(.66)E	(.32)
Redemption fees added to paid in capitalB,F	–	–	–	–	–	–
Net asset value, end of period	$22.17	$27.76	$17.83	$32.05	$39.16	$32.86
Total ReturnG,H	(19.85)%	56.75%	(43.29)%	(17.15)%	21.28%	.86%D
Ratios to Average Net AssetsI,J
Expenses before reductions	.89%K	.87%	.89%	.82%	.84%	.87%
Expenses net of fee waivers, if any	.89%K	.87%	.88%	.82%	.84%	.87%
Expenses net of all reductions	.87%K	.87%	.88%	.82%	.84%	.86%
Net investment income (loss)	2.49%C,K	.50%	1.24%	.84%	.98%	.96%
Supplemental Data
Net assets, end of period (000 omitted)	$287,266	$479,879	$255,990	$530,285	$840,514	$650,073
Portfolio turnover rateL	90%K	76%	62%	147%M	135%	107%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.44 per share. This dividend is not annualized in the ratio of net investment income (loss) to average net assets. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .74%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.03 per share. Excluding these litigation proceeds, the total return would have been .75%.

 E Total distributions of $.66 per share is comprised of distributions from net investment income of $.332 and distributions from net realized gain of $.324 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Natural Resources Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
EOG Resources, Inc.	7.2	6.0
Diamondback Energy, Inc.	5.2	3.5
Halliburton Co.	4.5	3.8
Pioneer Natural Resources Co.	4.2	3.5
Chevron Corp.	4.0	3.4
Phillips 66 Co.	3.4	1.9
The Williams Companies, Inc.	3.3	1.3
Parsley Energy, Inc. Class A	2.8	1.8
RSP Permian, Inc.	2.6	1.8
Schlumberger Ltd.	2.6	3.7
	39.8

Top Industries (% of fund's net assets)

As of August 31, 2017
Oil, Gas & Consumable Fuels	70.1%
Energy Equipment & Services	14.2%
Containers & Packaging	6.3%
Metals & Mining	5.3%
Chemicals	2.2%
All Others*	1.9%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

As of February 28, 2017
Oil, Gas & Consumable Fuels	69.0%
Energy Equipment & Services	18.3%
Metals & Mining	5.1%
Containers & Packaging	5.0%
Chemicals	1.2%
All Others*	1.4%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Natural Resources Portfolio

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Chemicals - 2.2%
Commodity Chemicals - 2.2%
LG Chemical Ltd.	6,054	$2,040,913
LyondellBasell Industries NV Class A	184,800	16,741,032
		18,781,945
Containers & Packaging - 6.3%
Metal & Glass Containers - 2.2%
Ball Corp.	329,200	13,164,708
Berry Global Group, Inc. (a)	96,000	5,399,040
		18,563,748
Paper Packaging - 4.1%
Graphic Packaging Holding Co.	423,800	5,530,590
Packaging Corp. of America	125,300	14,084,973
WestRock Co.	254,500	14,483,595
		34,099,158

TOTAL CONTAINERS & PACKAGING		52,662,906

Energy Equipment & Services - 14.2%
Oil & Gas Drilling - 1.5%
Nabors Industries Ltd.	261,400	1,712,170
Odfjell Drilling A/S (a)	590,700	1,812,162
Shelf Drilling Ltd.	759,800	6,072,171
Trinidad Drilling Ltd. (a)	856,400	1,145,296
Xtreme Drilling & Coil Services Corp. (a)	1,059,900	1,697,538
		12,439,337
Oil & Gas Equipment & Services - 12.7%
Baker Hughes, a GE Co. Class A	439,400	14,895,660
C&J Energy Services, Inc.	40,500	1,023,030
Dril-Quip, Inc. (a)	113,925	4,277,884
Frank's International NV (b)	264,100	1,658,548
Halliburton Co.	965,100	37,609,947
National Oilwell Varco, Inc.	209,400	6,422,298
NCS Multistage Holdings, Inc.	122,500	2,420,600
Newpark Resources, Inc. (a)	790,200	6,361,110
Oceaneering International, Inc.	187,200	4,221,360
RigNet, Inc. (a)	216,596	3,465,536
Schlumberger Ltd.	340,465	21,622,932
Smart Sand, Inc.	117,300	700,281
Tesco Corp. (a)	139,000	611,600
TETRA Technologies, Inc. (a)	408,600	841,716
Total Energy Services, Inc.	100,600	982,839
		107,115,341

TOTAL ENERGY EQUIPMENT & SERVICES		119,554,678

Gas Utilities - 0.4%
Gas Utilities - 0.4%
Indraprastha Gas Ltd.	188,519	3,761,239
Independent Power and Renewable Electricity Producers - 0.1%
Renewable Electricity - 0.1%
NextEra Energy Partners LP	20,700	858,222
Machinery - 0.2%
Industrial Machinery - 0.2%
ProPetro Holding Corp.	108,200	1,245,382
Metals & Mining - 5.3%
Gold - 3.8%
B2Gold Corp. (a)	999,000	2,744,000
Franco-Nevada Corp.	24,200	1,979,797
New Gold, Inc. (a)	2,414,800	9,030,724
Randgold Resources Ltd. sponsored ADR (b)	141,973	14,550,813
Tahoe Resources, Inc.	876,900	4,185,244
		32,490,578
Silver - 1.5%
Wheaton Precious Metals Corp.	599,200	12,447,045

TOTAL METALS & MINING		44,937,623

Oil, Gas & Consumable Fuels - 70.1%
Integrated Oil & Gas - 8.0%
Chevron Corp.	315,300	33,932,586
Occidental Petroleum Corp.	213,800	12,763,860
Suncor Energy, Inc.	667,800	20,925,737
		67,622,183
Oil & Gas Exploration & Production - 45.3%
Anadarko Petroleum Corp.	262,900	10,760,497
Cabot Oil & Gas Corp.	554,700	14,172,585
Callon Petroleum Co. (a)	1,179,000	12,214,440
Centennial Resource Development, Inc.:
Class A	38,300	662,207
Class A (b)	338,800	5,857,852
Cimarex Energy Co.	211,400	21,074,466
Concho Resources, Inc. (a)	170,500	18,920,385
Continental Resources, Inc. (a)(b)	508,600	17,251,712
Devon Energy Corp.	554,500	17,411,300
Diamondback Energy, Inc. (a)	486,400	44,160,256
Encana Corp.	1,666,600	15,548,260
EOG Resources, Inc.	712,600	60,563,875
Extraction Oil & Gas, Inc. (b)	421,256	5,535,304
Jagged Peak Energy, Inc. (b)	65,000	832,650
Marathon Oil Corp.	174,700	1,942,664
Matador Resources Co. (a)(b)	197,700	4,661,766
Murphy Oil Corp.	67,700	1,534,082
Newfield Exploration Co. (a)	535,900	14,003,067
Parsley Energy, Inc. Class A (a)	943,900	23,644,695
PDC Energy, Inc. (a)	135,300	5,321,349
Pioneer Natural Resources Co.	275,000	35,653,750
PrairieSky Royalty Ltd.	8,038	188,857
Range Resources Corp.	80,800	1,402,688
Resolute Energy Corp. (a)(b)	112,757	3,331,969
Ring Energy, Inc. (a)	246,000	2,932,320
RSP Permian, Inc. (a)	693,800	21,771,444
Seven Generations Energy Ltd. (a)	384,400	5,851,807
Viper Energy Partners LP	330,500	5,585,450
WPX Energy, Inc. (a)	894,400	8,935,056
		381,726,753
Oil & Gas Refining & Marketing - 8.1%
Andeavor	121,800	12,198,270
Bharat Petroleum Corp. Ltd.	530,985	4,393,385
Delek U.S. Holdings, Inc.	679,504	16,797,339
Phillips 66 Co.	346,416	29,033,125
Reliance Industries Ltd.	223,643	5,577,520
		67,999,639
Oil & Gas Storage & Transport - 8.7%
Cheniere Energy, Inc. (a)	259,400	11,099,726
Enterprise Products Partners LP	521,400	13,592,898
GasLog Partners LP	93,200	2,115,640
Gener8 Maritime, Inc. (a)	1,176,326	5,293,467
Golar LNG Ltd. (b)	185,400	4,019,472
Noble Midstream Partners LP	139,437	6,716,680
Noble Midstream Partners LP (c)	43,718	2,000,601
Teekay LNG Partners LP	50,500	858,500
The Williams Companies, Inc.	930,900	27,675,657
		73,372,641

TOTAL OIL, GAS & CONSUMABLE FUELS		590,721,216

TOTAL COMMON STOCKS
(Cost $849,511,385)		832,523,211

Money Market Funds - 5.7%
Fidelity Cash Central Fund, 1.11% (d)	10,583,954	10,586,071
Fidelity Securities Lending Cash Central Fund 1.11% (d)(e)	37,432,310	37,436,053
TOTAL MONEY MARKET FUNDS
(Cost $48,020,087)		48,022,124
TOTAL INVESTMENT IN SECURITIES - 104.5%
(Cost $897,531,472)		880,545,335
NET OTHER ASSETS (LIABILITIES) - (4.5)%		(37,992,669)
NET ASSETS - 100%		$842,552,666

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,000,601 or 0.2% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Noble Midstream Partners LP	6/21/17	$1,768,393

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$46,664
Fidelity Securities Lending Cash Central Fund	104,099
Total	$150,763

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$832,523,211	$830,522,610	$2,000,601	$--
Money Market Funds	48,022,124	48,022,124	--	--
Total Investments in Securities:	$880,545,335	$878,544,734	$2,000,601	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	79.9%
Canada	9.2%
Curacao	2.6%
Netherlands	2.2%
Bailiwick of Jersey	1.7%
India	1.6%
Marshall Islands	1.0%
Others (Individually Less Than 1%)	1.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Natural Resources Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $37,439,433) — See accompanying schedule: Unaffiliated issuers (cost $849,511,385)	$832,523,211
Fidelity Central Funds (cost $48,020,087)	48,022,124
Total Investment in Securities (cost $897,531,472)		$880,545,335
Receivable for fund shares sold		631,880
Dividends receivable		1,080,323
Distributions receivable from Fidelity Central Funds		26,409
Other receivables		75,234
Total assets		882,359,181
Liabilities
Payable for investments purchased	$6,178
Payable for fund shares redeemed	1,322,137
Accrued management fee	374,661
Other affiliated payables	184,669
Other payables and accrued expenses	488,970
Collateral on securities loaned	37,429,900
Total liabilities		39,806,515
Net Assets		$842,552,666
Net Assets consist of:
Paid in capital		$1,033,988,001
Undistributed net investment income		11,774,655
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(185,802,741)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(17,407,249)
Net Assets, for 33,280,059 shares outstanding		$842,552,666
Net Asset Value, offering price and redemption price per share ($842,552,666 ÷ 33,280,059 shares)		$25.32

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2017 (Unaudited)
Investment Income
Dividends		$5,733,770
Special dividends		10,141,250
Income from Fidelity Central Funds (including $104,099 from security lending)		150,763
Total income		16,025,783
Expenses
Management fee	$2,325,975
Transfer agent fees	984,895
Accounting and security lending fees	149,643
Custodian fees and expenses	18,919
Independent trustees' fees and expenses	10,064
Registration fees	23,606
Audit	27,056
Legal	8,018
Miscellaneous	5,954
Total expenses before reductions	3,554,130
Expense reductions	(75,688)	3,478,442
Net investment income (loss)		12,547,341
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(4,683,480)
Fidelity Central Funds	(112)
Foreign currency transactions	(8,521)
Total net realized gain (loss)		(4,692,113)
Change in net unrealized appreciation (depreciation) on:
Unaffiliated issuers (net of increase in deferred foreign taxes of $357,818)	(127,463,702)
Fidelity Central Funds	(3,124)
Assets and liabilities in foreign currencies	775
Total change in net unrealized appreciation (depreciation)		(127,466,051)
Net gain (loss)		(132,158,164)
Net increase (decrease) in net assets resulting from operations		$(119,610,823)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,547,341	$2,893,695
Net realized gain (loss)	(4,692,113)	18,115,373
Change in net unrealized appreciation (depreciation)	(127,466,051)	176,626,416
Net increase (decrease) in net assets resulting from operations	(119,610,823)	197,635,484
Distributions to shareholders from net investment income	–	(3,359,511)
Distributions to shareholders from net realized gain	(719,107)	(2,074,553)
Total distributions	(719,107)	(5,434,064)
Share transactions
Proceeds from sales of shares	162,892,107	495,662,532
Reinvestment of distributions	694,195	5,196,216
Cost of shares redeemed	(112,802,418)	(243,885,913)
Net increase (decrease) in net assets resulting from share transactions	50,783,884	256,972,835
Redemption fees	9,116	46,019
Total increase (decrease) in net assets	(69,536,930)	449,220,274
Net Assets
Beginning of period	912,089,596	462,869,322
End of period	$842,552,666	$912,089,596
Other Information
Undistributed net investment income end of period	$11,774,655	$–
Distributions in excess of net investment income end of period	$–	$(772,686)
Shares
Sold	6,084,801	18,462,591
Issued in reinvestment of distributions	23,979	185,868
Redeemed	(4,144,663)	(8,562,319)
Net increase (decrease)	1,964,117	10,086,140

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Natural Resources Portfolio

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$29.13	$21.80	$31.49	$37.85	$34.10	$35.36
Income from Investment Operations
Net investment income (loss)B	.40C	.10	.18	.21	.20	.28
Net realized and unrealized gain (loss)	(4.19)	7.42	(9.69)	(4.55)	4.52	(1.45)
Total from investment operations	(3.79)	7.52	(9.51)	(4.34)	4.72	(1.17)
Distributions from net investment income	–	(.11)	(.18)	(.15)	(.10)	(.09)
Distributions from net realized gain	(.02)	(.08)	–	(1.87)	(.88)	–
Total distributions	(.02)	(.19)	(.18)	(2.02)	(.97)D	(.09)
Redemption fees added to paid in capitalB,E	–	–	–	–	–	–
Net asset value, end of period	$25.32	$29.13	$21.80	$31.49	$37.85	$34.10
Total ReturnF,G	(13.01)%	34.54%	(30.22)%	(11.45)%	13.97%	(3.30)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.83%J	.84%	.86%	.82%	.84%	.86%
Expenses net of fee waivers, if any	.83%J	.84%	.86%	.82%	.84%	.85%
Expenses net of all reductions	.81%J	.83%	.85%	.82%	.83%	.84%
Net investment income (loss)	1.75%C,J	.35%	.66%	.55%	.54%	.89%
Supplemental Data
Net assets, end of period (000 omitted)	$842,553	$912,090	$462,869	$761,078	$949,394	$1,054,528
Portfolio turnover rateK	84%J	84%	78%	87%	99%	76%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.32 per share. This dividend is not annualized in the ratio of net investment income (loss) to average net assets. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .56%.

 D Total distributions of $.97 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.877 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2017

1. Organization.

Energy Portfolio, Energy Service Portfolio, Natural Gas Portfolio, and Natural Resources Portfolio (the Funds) are funds of Fidelity Select Portfolios (the Trust). Energy Portfolio, Energy Service Portfolio and Natural Gas Portfolio are non-diversified funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Natural Resources Portfolio may also invest in certain precious metals. Certain Funds investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2017 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Large, non-recurring dividends recognized by the Funds are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Funds, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on each applicable Fund's Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, redemptions in-kind, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Energy Portfolio	$1,815,314,402	$193,576,934	$(199,863,509)	$(6,286,575)
Energy Service Portfolio	617,889,178	48,390,958	(184,295,353)	(135,904,395)
Natural Gas Portfolio	434,536,740	4,787,795	(144,757,380)	(139,969,585)
Natural Resources Portfolio	903,335,401	83,197,418	(105,987,484)	(22,790,066)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Fiscal year of expiration
	2018	2019	Total with expiration
Natural Gas Portfolio	$(60,545,261)	$(215,752,708)	$(276,297,969)

	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryforward
Energy Portfolio	$(184,858,560)	$(144,954,023)	$(329,812,583)	$(329,812,583)
Energy Service Portfolio	-–	(28,813,113)	(28,813,113)	(28,813,113)
Natural Gas Portfolio	(48,906,799)	(120,503,170)	(169,409,969)	(445,707,938)
Natural Resources Portfolio	(70,283,311)	(103,693,036)	(173,976,347)	(173,976,347)

At the prior fiscal period end, the Energy Services Portfolio elected to defer to the next fiscal year $35,306 of ordinary losses recognized during the period January 1, 2017 to February 28, 2017.

Trading (Redemption) Fees. Shares held by investors in the Energy Service Portfolio, Natural Gas Portfolio, and Natural Resources Portfolio less than 30 days may be subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Energy Portfolio	829,898,961	984,104,583
Energy Service Portfolio	149,407,802	245,991,107
Natural Gas Portfolio	152,422,485	263,193,827
Natural Resources Portfolio	417,108,631	359,167,596

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Energy Portfolio	.30%	.25%	.55%
Energy Service Portfolio	.30%	.25%	.55%
Natural Gas Portfolio	.30%	.25%	.54%
Natural Resources Portfolio	.30%	.25%	.54%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Energy Portfolio	.21%
Energy Service Portfolio	.22%
Natural Gas Portfolio	.26%
Natural Resources Portfolio	.23%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Energy Portfolio	$32,466
Energy Service Portfolio	11,091
Natural Gas Portfolio	17,262
Natural Resources Portfolio	14,960

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Energy Portfolio	Borrower	$5,278,833.83%		$731
Energy Service Portfolio	Borrower	7,018,222.86%		3,017
Natural Gas Portfolio	Borrower	5,457,375.96%		1,169

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 3,526,343 shares of Energy Portfolio held by an affiliated entity were redeemed in-kind for investments and cash with a value of $146,061,109. The Fund had a net realized gain of $45,915,372 on investments delivered through in-kind redemptions. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. Energy Portfolio recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Energy Portfolio	$3,674
Energy Service Portfolio	1,097
Natural Gas Portfolio	728
Natural Resources Portfolio	1,489

During the period, the Funds did not borrow on this line of credit.

7. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of Certain Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Brokerage Service reduction
Energy Portfolio	$169,050
Energy Service Portfolio	75,875
Natural Gas Portfolio	31,605
Natural Resources Portfolio	70,780

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses as follows:

Amount
Energy Portfolio	$12,962
Energy Service Portfolio	3,184
Natural Gas Portfolio	2,699
Natural Resources Portfolio	4,908

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Mutual Funds managed by the investment adviser or its affiliates, in aggregate, were owners of record of more than 20% of the outstanding shares of the following Fund:

Fund	% of shares held
Energy Portfolio	22%

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2017 to August 31, 2017).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioA	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During Period-B March 1, 2017 to August 31, 2017
Energy Portfolio	.80%
Actual		$1,000.00	$846.60	$3.72
Hypothetical-C		$1,000.00	$1,021.17	$4.08
Energy Service Portfolio	.84%
Actual		1,000.00	755.40	$3.72
Hypothetical-C		$1,000.00	$1,020.97	$4.28
Natural Gas Portfolio	.89%
Actual		$1,000.00	$801.50	$4.04
Hypothetical-C		$1,000.00	$1,020.72	$4.53
Natural Resources Portfolio	.83%
Actual		$1,000.00	$869.90	$3.91
Hypothetical-C		$1,000.00	$1,021.02	$4.23

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

SELNR-SANN-1017
1.813654.112

Fidelity® Select Portfolios®
Industrials Sector

Air Transportation Portfolio

Defense and Aerospace Portfolio

Environment and Alternative Energy Portfolio

Industrial Equipment Portfolio

Industrials Portfolio

Transportation Portfolio

Semi-Annual Report

August 31, 2017

Contents

Air Transportation Portfolio
Investment Summary
Investments
Financial Statements
Defense and Aerospace Portfolio
Investment Summary
Investments
Financial Statements
Environment and Alternative Energy Portfolio
Investment Summary
Investments
Financial Statements
Industrial Equipment Portfolio
Investment Summary
Investments
Financial Statements
Industrials Portfolio
Investment Summary
Investments
Financial Statements
Transportation Portfolio
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Air Transportation Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
United Parcel Service, Inc. Class B	11.1	10.3
Delta Air Lines, Inc.	8.9	6.1
Southwest Airlines Co.	7.9	4.3
Rockwell Collins, Inc.	6.6	3.9
United Technologies Corp.	6.3	0.0
Expeditors International of Washington, Inc.	5.8	5.0
Spirit AeroSystems Holdings, Inc. Class A	4.8	3.7
Alaska Air Group, Inc.	4.2	5.3
Air Canada	3.8	0.9
American Airlines Group, Inc.	3.4	7.0
	62.8

Top Industries (% of fund's net assets)

As of August 31, 2017
Airlines	33.2%
Aerospace & Defense	31.2%
Air Freight & Logistics	26.9%
Road & Rail	4.0%
Internet Software & Services	1.2%
All Others*	3.5%

As of February 28, 2017
Airlines	38.8%
Air Freight & Logistics	29.4%
Aerospace & Defense	25.3%
Road & Rail	1.9%
Machinery	1.0%
All Others*	3.6%

* Includes short-term investments and net other assets (liabilities).

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Air Transportation Portfolio

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
Aerospace & Defense - 31.2%
Aerospace & Defense - 31.2%
Astronics Corp. (a)	118,000	$3,102,220
Astronics Corp. Class B	4,755	124,581
CAE, Inc.	196,600	3,244,786
Hexcel Corp.	194,100	10,436,757
Moog, Inc. Class A (a)	173,300	13,302,508
Rockwell Collins, Inc.	206,500	27,061,825
Spirit AeroSystems Holdings, Inc. Class A	265,000	19,742,500
Textron, Inc.	71,000	3,485,390
The Boeing Co.	38,000	9,107,080
TransDigm Group, Inc.	49,600	12,928,736
United Technologies Corp.	216,500	25,919,380
		128,455,763
Air Freight & Logistics - 26.9%
Air Freight & Logistics - 26.9%
Air Transport Services Group, Inc. (a)	323,100	7,418,376
Atlas Air Worldwide Holdings, Inc. (a)	114,600	7,655,280
C.H. Robinson Worldwide, Inc. (b)	102,600	7,246,638
Expeditors International of Washington, Inc.	424,100	23,792,010
FedEx Corp.	57,500	12,326,850
Forward Air Corp.	118,150	6,140,256
United Parcel Service, Inc. Class B	400,600	45,812,615
		110,392,025
Airlines - 33.2%
Airlines - 33.2%
Air Canada (a)	834,400	15,595,512
Alaska Air Group, Inc.	228,800	17,082,208
Allegiant Travel Co.	5,000	590,000
American Airlines Group, Inc.	315,100	14,097,574
Dart Group PLC	107,586	718,552
Delta Air Lines, Inc.	778,302	36,728,071
Hawaiian Holdings, Inc. (a)	138,200	5,921,870
SkyWest, Inc.	292,300	10,142,810
Southwest Airlines Co.	623,500	32,509,290
Spirit Airlines, Inc. (a)	32,200	1,096,410
United Continental Holdings, Inc. (a)	34,400	2,131,424
		136,613,721
Internet Software & Services - 1.2%
Internet Software & Services - 1.2%
Gogo, Inc. (a)	169,800	2,378,898
Stamps.com, Inc. (a)	13,300	2,543,625
		4,922,523
Machinery - 0.4%
Industrial Machinery - 0.4%
Global Brass & Copper Holdings, Inc.	29,587	883,172
Park-Ohio Holdings Corp.	19,390	772,692
		1,655,864
Road & Rail - 4.0%
Railroads - 4.0%
Genesee & Wyoming, Inc. Class A (a)	48,200	3,304,592
Norfolk Southern Corp.	38,300	4,615,916
Union Pacific Corp.	79,700	8,392,410
		16,312,918
TOTAL COMMON STOCKS
(Cost $308,007,900)		398,352,814

Money Market Funds - 3.6%
Fidelity Cash Central Fund, 1.11% (c)	9,872,703	9,874,678
Fidelity Securities Lending Cash Central Fund 1.11% (c)(d)	5,000,204	5,000,704
TOTAL MONEY MARKET FUNDS
(Cost $14,874,809)		14,875,382
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $322,882,709)		413,228,196
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(2,154,383)
NET ASSETS - 100%		$411,073,813

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$57,170
Fidelity Securities Lending Cash Central Fund	4,559
Total	$61,729

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Air Transportation Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $4,725,147) — See accompanying schedule: Unaffiliated issuers (cost $308,007,900)	$398,352,814
Fidelity Central Funds (cost $14,874,809)	14,875,382
Total Investment in Securities (cost $322,882,709)		$413,228,196
Receivable for investments sold		17,682,700
Receivable for fund shares sold		956,047
Dividends receivable		1,892,750
Distributions receivable from Fidelity Central Funds		12,174
Other receivables		1,655
Total assets		433,773,522
Liabilities
Payable for investments purchased	$15,733,144
Payable for fund shares redeemed	1,678,678
Accrued management fee	185,169
Other affiliated payables	83,978
Other payables and accrued expenses	17,965
Collateral on securities loaned	5,000,775
Total liabilities		22,699,709
Net Assets		$411,073,813
Net Assets consist of:
Paid in capital		$288,505,078
Undistributed net investment income		2,390,656
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		29,832,592
Net unrealized appreciation (depreciation) on investments		90,345,487
Net Assets, for 5,086,792 shares outstanding		$411,073,813
Net Asset Value, offering price and redemption price per share ($411,073,813 ÷ 5,086,792 shares)		$80.81

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2017 (Unaudited)
Investment Income
Dividends		$2,860,847
Special dividends		1,091,200
Income from Fidelity Central Funds		61,729
Total income		4,013,776
Expenses
Management fee	$1,070,054
Transfer agent fees	414,811
Accounting and security lending fees	76,748
Custodian fees and expenses	13,065
Independent trustees' fees and expenses	4,456
Registration fees	28,311
Audit	18,843
Legal	2,735
Miscellaneous	2,071
Total expenses before reductions	1,631,094
Expense reductions	(12,892)	1,618,202
Net investment income (loss)		2,395,574
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	30,868,021
Fidelity Central Funds	926
Foreign currency transactions	2,534
Total net realized gain (loss)		30,871,481
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(4,807,007)
Fidelity Central Funds	(542)
Assets and liabilities in foreign currencies	(266)
Total change in net unrealized appreciation (depreciation)		(4,807,815)
Net gain (loss)		26,063,666
Net increase (decrease) in net assets resulting from operations		$28,459,240

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,395,574	$1,569,033
Net realized gain (loss)	30,871,481	15,925,983
Change in net unrealized appreciation (depreciation)	(4,807,815)	53,078,643
Net increase (decrease) in net assets resulting from operations	28,459,240	70,573,659
Distributions to shareholders from net investment income	(340,407)	(1,185,421)
Distributions to shareholders from net realized gain	(4,531,980)	(1,110,453)
Total distributions	(4,872,387)	(2,295,874)
Share transactions
Proceeds from sales of shares	67,956,896	189,705,911
Reinvestment of distributions	4,700,350	2,204,136
Cost of shares redeemed	(79,318,429)	(191,690,596)
Net increase (decrease) in net assets resulting from share transactions	(6,661,183)	219,451
Redemption fees	5,499	15,263
Total increase (decrease) in net assets	16,931,169	68,512,499
Net Assets
Beginning of period	394,142,644	325,630,145
End of period	$411,073,813	$394,142,644
Other Information
Undistributed net investment income end of period	$2,390,656	$335,489
Shares
Sold	868,244	2,678,190
Issued in reinvestment of distributions	64,618	29,373
Redeemed	(1,029,333)	(2,897,377)
Net increase (decrease)	(96,471)	(189,814)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Air Transportation Portfolio

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$76.04	$60.60	$73.09	$61.02	$43.97	$38.12
Income from Investment Operations
Net investment income (loss)B	.47C	.32	.18	.20D	.12	.21E
Net realized and unrealized gain (loss)	5.26	15.61	(6.82)	13.09	18.28	6.44
Total from investment operations	5.73	15.93	(6.64)	13.29	18.40	6.65
Distributions from net investment income	(.07)	(.25)	(.17)	(.08)	(.06)	(.15)
Distributions from net realized gain	(.89)	(.24)	(5.68)	(1.14)	(1.30)	(.66)
Total distributions	(.96)	(.49)	(5.85)	(1.23)F	(1.36)	(.80)G
Redemption fees added to paid in capitalB	–H	–H	–H	.01	.01	–H
Net asset value, end of period	$80.81	$76.04	$60.60	$73.09	$61.02	$43.97
Total ReturnI,J	7.67%	26.30%	(9.24)%	21.93%	42.26%	17.62%
Ratios to Average Net AssetsK,L
Expenses before reductions	.83%M	.85%	.83%	.83%	.87%	.94%
Expenses net of fee waivers, if any	.83%M	.85%	.83%	.83%	.87%	.94%
Expenses net of all reductions	.82%M	.84%	.82%	.83%	.86%	.92%
Net investment income (loss)	.94%C,M	.48%	.27%	.30%D	.22%	.54%E
Supplemental Data
Net assets, end of period (000 omitted)	$411,074	$394,143	$325,630	$715,925	$350,960	$90,837
Portfolio turnover rateN	130%M	106%	97%	65%O	125%	74%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.21 per share. This dividend is not annualized in the ratio of net investment income (loss) to average net assets. Excluding this dividend the ratio would have been .66%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.04) %.

 E Net Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .35%.

 F Total distributions of $1.23 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $1.144 per share.

 G Total distributions of $.80 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.655 per share.

 H Amount represents less than $.005 per share.

 I Total returns for periods of less than one year are not annualized.

 J Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 K Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 L Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 M Annualized

 N Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 O Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Defense and Aerospace Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Northrop Grumman Corp.	10.5	10.7
The Boeing Co.	10.4	6.6
Rockwell Collins, Inc.	9.3	5.5
General Dynamics Corp.	8.7	9.7
TransDigm Group, Inc.	5.2	5.0
Huntington Ingalls Industries, Inc.	5.0	4.6
Teledyne Technologies, Inc.	4.9	3.3
Raytheon Co.	4.9	4.4
United Technologies Corp.	4.7	9.4
Orbital ATK, Inc.	3.4	3.4
	67.0

Top Industries (% of fund's net assets)

As of August 31, 2017
Aerospace & Defense	93.6%
IT Services	2.3%
Trading Companies & Distributors	0.6%
Construction & Engineering	0.2%
Diversified Telecommunication Services	0.2%
All Others*	3.1%

As of February 28, 2017
Aerospace & Defense	92.4%
IT Services	1.5%
Trading Companies & Distributors	0.6%
Industrial Conglomerates	0.5%
Containers & Packaging	0.4%
All Others*	4.6%

* Includes short-term investments and net other assets (liabilities).

Defense and Aerospace Portfolio

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
Aerospace & Defense - 92.6%
Aerospace & Defense - 92.6%
Airbus Group NV	102,400	$8,624,026
Arconic, Inc.	102,400	2,608,128
Astronics Corp. (a)	1,249,053	32,837,603
Astronics Corp. Class B	113,234	2,966,731
Axon Enterprise, Inc. (a)(b)	1,100,521	23,892,311
BAE Systems PLC	4,326,500	33,999,590
BWX Technologies, Inc.	19,901	1,088,983
Elbit Systems Ltd.	346,435	47,873,853
Elbit Systems Ltd. (Israel) (b)	30,000	4,130,859
Engility Holdings, Inc. (a)	1,153,877	35,850,958
General Dynamics Corp.	916,900	184,617,815
HEICO Corp.	461,558	39,587,830
HEICO Corp. Class A	872,996	63,423,159
Hexcel Corp.	1,263,100	67,916,887
Huntington Ingalls Industries, Inc.	493,874	105,669,281
KEYW Holding Corp. (a)	247,582	1,770,211
KLX, Inc. (a)	321,291	15,402,691
Lockheed Martin Corp.	195,515	59,708,326
Moog, Inc. Class A (a)	617,587	47,405,978
Northrop Grumman Corp.	820,450	223,334,693
Orbital ATK, Inc.	653,730	72,943,193
Raytheon Co.	568,026	103,386,412
Rockwell Collins, Inc.	1,510,870	197,999,514
Senior Engineering Group PLC	1,173,000	4,165,150
Sparton Corp. (a)	275,693	6,387,807
Spirit AeroSystems Holdings, Inc. Class A	165,550	12,333,475
Teledyne Technologies, Inc. (a)	689,201	103,421,502
Textron, Inc.	592,231	29,072,620
The Boeing Co.	924,919	221,666,088
TransDigm Group, Inc. (b)	426,476	111,165,234
United Technologies Corp.	826,901	98,996,588
		1,964,247,496
Construction & Engineering - 0.2%
Construction & Engineering - 0.2%
KBR, Inc.	284,400	4,627,188
Diversified Telecommunication Services - 0.2%
Alternative Carriers - 0.2%
Iridium Communications, Inc. (a)(b)	321,150	3,564,765
IT Services - 2.3%
IT Consulting & Other Services - 2.3%
CSRA, Inc.	670,220	21,118,632
Leidos Holdings, Inc.	456,130	26,601,502
		47,720,134
Metals & Mining - 0.1%
Steel - 0.1%
Carpenter Technology Corp.	43,800	1,775,214
Trading Companies & Distributors - 0.6%
Trading Companies & Distributors - 0.6%
Air Lease Corp. Class A	327,120	13,294,157
TOTAL COMMON STOCKS
(Cost $1,433,128,615)		2,035,228,954

Nonconvertible Preferred Stocks - 1.0%
Aerospace & Defense - 1.0%
Aerospace & Defense - 1.0%
Embraer SA sponsored ADR
(Cost $20,932,285)	953,150	21,636,506

Money Market Funds - 6.0%
Fidelity Cash Central Fund, 1.11% (c)	63,420,784	63,433,467
Fidelity Securities Lending Cash Central Fund 1.11% (c)(d)	64,091,814	64,098,224
TOTAL MONEY MARKET FUNDS
(Cost $127,527,029)		127,531,691
TOTAL INVESTMENT IN SECURITIES - 103.0%
(Cost $1,581,587,929)		2,184,397,151
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(62,663,059)
NET ASSETS - 100%		$2,121,734,092

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$290,759
Fidelity Securities Lending Cash Central Fund	111,288
Total	$402,047

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,035,228,954	$1,992,605,338	$42,623,616	$--
Nonconvertible Preferred Stocks	21,636,505	21,636,505	--	--
Money Market Funds	127,531,692	127,531,692	--	--
Total Investments in Securities:	$2,184,397,151	$2,141,773,535	$42,623,616	$--

See accompanying notes which are an integral part of the financial statements.

Defense and Aerospace Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $60,532,539) — See accompanying schedule: Unaffiliated issuers (cost $1,454,060,900)	$2,056,865,460
Fidelity Central Funds (cost $127,527,029)	127,531,691
Total Investment in Securities (cost $1,581,587,929)		$2,184,397,151
Receivable for investments sold		2,109,624
Receivable for fund shares sold		6,696,380
Dividends receivable		13,275,361
Distributions receivable from Fidelity Central Funds		73,994
Other receivables		63,966
Total assets		2,206,616,476
Liabilities
Payable for investments purchased	$14,491,263
Payable for fund shares redeemed	4,960,163
Accrued management fee	924,469
Other affiliated payables	336,968
Other payables and accrued expenses	68,771
Collateral on securities loaned	64,100,750
Total liabilities		84,882,384
Net Assets		$2,121,734,092
Net Assets consist of:
Paid in capital		$1,459,997,768
Undistributed net investment income		15,738,005
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		43,189,097
Net unrealized appreciation (depreciation) on investments		602,809,222
Net Assets, for 13,725,227 shares outstanding		$2,121,734,092
Net Asset Value, offering price and redemption price per share ($2,121,734,092 ÷ 13,725,227 shares)		$154.59

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2017 (Unaudited)
Investment Income
Dividends		$12,890,173
Special dividends		9,382,472
Income from Fidelity Central Funds		402,047
Total income		22,674,692
Expenses
Management fee	$4,875,270
Transfer agent fees	1,614,139
Accounting and security lending fees	281,894
Custodian fees and expenses	16,243
Independent trustees' fees and expenses	19,445
Registration fees	61,820
Audit	18,735
Legal	11,898
Miscellaneous	8,405
Total expenses before reductions	6,907,849
Expense reductions	(20,096)	6,887,753
Net investment income (loss)		15,786,939
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	43,635,830
Fidelity Central Funds	(1,836)
Foreign currency transactions	(4,436)
Total net realized gain (loss)		43,629,558
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	162,922,460
Fidelity Central Funds	(440)
Total change in net unrealized appreciation (depreciation)		162,922,020
Net gain (loss)		206,551,578
Net increase (decrease) in net assets resulting from operations		$222,338,517

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,786,939	$11,596,929
Net realized gain (loss)	43,629,558	64,001,438
Change in net unrealized appreciation (depreciation)	162,922,020	254,946,544
Net increase (decrease) in net assets resulting from operations	222,338,517	330,544,911
Distributions to shareholders from net investment income	(1,322,859)	(11,758,000)
Distributions to shareholders from net realized gain	(9,915,864)	(53,922,271)
Total distributions	(11,238,723)	(65,680,271)
Share transactions
Proceeds from sales of shares	492,466,001	698,805,364
Reinvestment of distributions	10,730,133	62,788,633
Cost of shares redeemed	(194,029,635)	(310,408,871)
Net increase (decrease) in net assets resulting from share transactions	309,166,499	451,185,126
Redemption fees	–	19,875
Total increase (decrease) in net assets	520,266,293	716,069,641
Net Assets
Beginning of period	1,601,467,799	885,398,158
End of period	$2,121,734,092	$1,601,467,799
Other Information
Undistributed net investment income end of period	$15,738,005	$1,273,925
Shares
Sold	3,439,990	5,346,927
Issued in reinvestment of distributions	79,808	492,405
Redeemed	(1,371,421)	(2,454,187)
Net increase (decrease)	2,148,377	3,385,145

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Defense and Aerospace Portfolio

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$138.33	$108.08	$128.97	$122.55	$91.73	$86.02
Income from Investment Operations
Net investment income (loss)B	1.25C	1.28D	1.08	1.06E	.77	1.17F
Net realized and unrealized gain (loss)	15.95	35.26	(14.72)	13.14	36.34	5.94
Total from investment operations	17.20	36.54	(13.64)	14.20	37.11	7.11
Distributions from net investment income	(.11)	(1.15)	(1.01)	(.97)	(.64)	(1.21)
Distributions from net realized gain	(.83)	(5.14)	(6.24)	(6.81)	(5.65)	(.19)
Total distributions	(.94)	(6.29)	(7.25)	(7.78)	(6.29)	(1.40)
Redemption fees added to paid in capitalB	–	–G	–G	–G	–G	–G
Net asset value, end of period	$154.59	$138.33	$108.08	$128.97	$122.55	$91.73
Total ReturnH,I	12.54%	34.36%	(11.08)%	12.53%	40.85%	8.37%
Ratios to Average Net AssetsJ,K
Expenses before reductions	.77%L	.79%	.80%	.79%	.81%	.84%
Expenses net of fee waivers, if any	.77%L	.79%	.79%	.79%	.81%	.84%
Expenses net of all reductions	.77%L	.79%	.79%	.79%	.81%	.83%
Net investment income (loss)	1.24%C,L	1.03%D	.92%	.90%E	.70%	1.39%F
Supplemental Data
Net assets, end of period (000 omitted)	$2,121,734	$1,601,468	$885,398	$948,156	$1,023,393	$606,859
Portfolio turnover rateM	22%L	24%	52%	20%	48%	56%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.75 per share. This dividend is not annualized in the ratio of net investment income (loss) to average net assets. Excluding this dividend the ratio would have been .71%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.49 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .64%.

 E Net Investment income per share reflects a large, non-recurring dividend which amounted to $.66 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .34%.

 F Net Investment income per share reflects a large, non-recurring dividend which amounted to $.34 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .99%.

 G Amount represents less than $.005 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Environment and Alternative Energy Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
3M Co.	10.9	10.5
Honeywell International, Inc.	8.5	8.1
Danaher Corp.	4.5	2.5
Ingersoll-Rand PLC	4.1	3.6
Iberdrola SA	3.7	3.4
Deere & Co.	3.3	4.3
Owens Corning	3.1	2.1
Andritz AG	3.1	3.1
Cummins, Inc.	3.1	2.5
TE Connectivity Ltd.	2.6	0.0
	46.9

Top Industries (% of fund's net assets)

As of August 31, 2017
Energy Efficiency	32.6%
Renewable & Alternative Energy	29.7%
Environmental Support Services	10.9%
Food Agriculture and Forestry	7.5%
Pollution Control	6.5%
All Others*	12.8%

As of February 28, 2017
Energy Efficiency	30.4%
Renewable & Alternative Energy	23.8%
Environmental Support Services	12.7%
Food Agriculture and Forestry	11.3%
Pollution Control	5.5%
All Others*	16.3%

* Includes short-term investments and net other assets (liabilities).

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Environment and Alternative Energy Portfolio

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
Energy Efficiency - 32.6%
Buildings Energy Efficiency - 16.4%
A.O. Smith Corp.	23,882	$1,329,989
Apogee Enterprises, Inc.	79,150	3,458,855
Carlisle Companies, Inc.	35,585	3,369,544
Comfort Systems U.S.A., Inc.	82,470	2,808,104
Ingersoll-Rand PLC	81,360	6,947,330
Lennox International, Inc.	24,121	3,997,573
Owens Corning	71,440	5,295,847
Trex Co., Inc. (a)	11,090	842,840
		28,050,082
Diversified Energy Efficiency - 8.5%
Honeywell International, Inc.	105,667	14,610,576
Industrial Energy Efficiency - 4.0%
EMCOR Group, Inc.	30,258	1,998,238
EnerSys	18,390	1,178,799
Minerals Technologies, Inc.	20,890	1,336,960
Regal Beloit Corp.	31,184	2,351,274
		6,865,271
Transport Energy Efficiency - 3.7%
Hexcel Corp.	49,140	2,642,258
Innospec, Inc.	67,777	3,761,624
		6,403,882

TOTAL ENERGY EFFICIENCY		55,929,811

Environmental Support Services - 10.9%
Diversified Environmental - 10.9%
3M Co.	90,772	18,546,534
Food Agriculture & Forestry - 7.5%
Logistics, Food Safety and Packing - 4.2%
Bemis Co., Inc.	60,310	2,569,809
Bunge Ltd.	15,930	1,188,856
Sealed Air Corp.	75,810	3,364,448
		7,123,113
Sustainable and Efficient Agriculture - 3.3%
Deere & Co.	48,668	5,642,081

TOTAL FOOD AGRICULTURE & FORESTRY		12,765,194

Miscellaneous Environmental - 3.8%
Other Environmental - 3.8%
IBM Corp.	10,845	1,551,160
Johnson & Johnson	13,130	1,738,018
Philips Lighting NV	46,880	1,730,057
Whirlpool Corp.	9,410	1,614,944
		6,634,179
Pollution Control - 6.5%
Environmental Testing and Gas Sensing - 0.9%
PerkinElmer, Inc.	22,410	1,501,246
Pollution Control Solutions - 5.6%
Cummins, Inc.	32,892	5,242,327
Entegris, Inc. (a)	4,900	124,705
Tenneco, Inc.	77,548	4,203,102
		9,570,134

TOTAL POLLUTION CONTROL		11,071,380

Renewable & Alternative Energy - 29.7%
Biofuels - 0.7%
Cosan SA Industria e Comercio	100,540	1,232,536
Other Renewables Equipment - 3.1%
Andritz AG	97,032	5,280,042
Renewable Energy Developers and Independent Power Producers - 23.3%
Centrais Eletricas Brasileiras SA (Electrobras) (a)	114,980	643,597
China Power Intl Development Ltd.	1,335,730	455,726
Companhia Paranaense de Energia-Copel (a)	55,970	403,970
Danaher Corp.	91,390	7,623,754
Electric Power Development Co. Ltd.	30,740	841,656
Empresa Nacional de Electricidad SA	355,303	302,325
Empresa Nacional de Electricidad SA sponsored ADR (b)	41,190	1,037,576
Enel Chile Sa	7,283,247	862,026
Energias de Portugal SA	346,377	1,329,811
Enersis SA	3,192,969	691,629
Enersis SA sponsored	225,120	2,417,789
ENGIE Brasil Energia SA	230,940	2,648,453
Graphic Packaging Holding Co.	287,170	3,747,569
Grupo Acciona SA	12,940	1,105,884
Hollysys Automation Technologies Ltd.	74,071	1,506,604
Iberdrola SA	764,550	6,244,598
NHPC Ltd.	1,192,643	541,898
PNOC Energy Development Corp.	4,341,010	575,575
Portland General Electric Co.	42,931	2,039,652
TE Connectivity Ltd.	55,830	4,444,068
		39,464,160
Wind Power Generation Equipment - 2.6%
Gamesa Corporacion Tecnologica SA	27,310	407,853
Nordex Se (a)(b)	44,300	615,440
Vestas Wind Systems A/S	36,720	3,344,407
		4,367,700

TOTAL RENEWABLE & ALTERNATIVE ENERGY		50,344,438

Waste Management & Technologies - 4.7%
Recycling and Value Added Waste Processing - 4.7%
Copart, Inc. (a)	70,128	2,292,484
Darling International, Inc. (a)	61,150	1,064,010
Interface, Inc.	146,773	2,788,687
Steel Dynamics, Inc.	57,650	1,986,043
		8,131,224
Water Infrastructure & Technologies - 3.4%
Water Infrastructure - 3.4%
Crane Co.	55,207	4,098,016
HD Supply Holdings, Inc. (a)	53,760	1,790,208
		5,888,224
TOTAL COMMON STOCKS
(Cost $149,938,359)		169,310,984

Cash Equivalents - 1.4%
Fidelity Cash Central Fund, 1.11% (c)	1,120,008	1,120,232
Fidelity Securities Lending Cash Central Fund 1.11% (c)(d)	1,291,540	1,291,669
TOTAL CASH EQUIVALENTS
(Cost $2,411,922)		2,411,901
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $152,350,281)		171,722,885
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(774,402)
NET ASSETS - 100%		$170,948,483

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$15,880
Fidelity Securities Lending Cash Central Fund	18,240
Total	$34,120

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$3,349,088

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	72.4%
Spain	4.6%
Ireland	4.1%
Chile	3.1%
Austria	3.1%
Brazil	2.9%
Switzerland	2.6%
Denmark	2.0%
Netherlands	1.0%
Others (Individually Less Than 1%)	4.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Environment and Alternative Energy Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,263,033) — See accompanying schedule: Unaffiliated issuers (cost $149,938,359)	$169,310,984
Fidelity Central Funds (cost $2,411,922)	2,411,901
Total Investment in Securities (cost $152,350,281)		$171,722,885
Receivable for investments sold		971,320
Receivable for fund shares sold		336,907
Dividends receivable		505,223
Distributions receivable from Fidelity Central Funds		6,503
Other receivables		1,060
Total assets		173,543,898
Liabilities
Payable for fund shares redeemed	$1,154,983
Accrued management fee	79,246
Other affiliated payables	37,804
Other payables and accrued expenses	31,617
Collateral on securities loaned	1,291,765
Total liabilities		2,595,415
Net Assets		$170,948,483
Net Assets consist of:
Paid in capital		$144,919,138
Undistributed net investment income		1,170,024
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		5,478,058
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		19,381,263
Net Assets, for 6,982,108 shares outstanding		$170,948,483
Net Asset Value, offering price and redemption price per share ($170,948,483 ÷ 6,982,108 shares)		$24.48

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2017 (Unaudited)
Investment Income
Dividends		$1,717,575
Non-Cash dividends		133,154
Income from Fidelity Central Funds		34,120
Total income		1,884,849
Expenses
Management fee	$440,530
Transfer agent fees	176,170
Accounting and security lending fees	31,642
Custodian fees and expenses	10,907
Independent trustees' fees and expenses	1,777
Registration fees	27,604
Audit	27,139
Legal	991
Miscellaneous	645
Total expenses before reductions	717,405
Expense reductions	(3,150)	714,255
Net investment income (loss)		1,170,594
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,691,081
Fidelity Central Funds	531
Foreign currency transactions	570
Total net realized gain (loss)		5,692,182
Change in net unrealized appreciation (depreciation) on:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $17,803)	1,311,864
Fidelity Central Funds	(627)
Assets and liabilities in foreign currencies	5,633
Total change in net unrealized appreciation (depreciation)		1,316,870
Net gain (loss)		7,009,052
Net increase (decrease) in net assets resulting from operations		$8,179,646

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,170,594	$930,588
Net realized gain (loss)	5,692,182	5,955,658
Change in net unrealized appreciation (depreciation)	1,316,870	21,441,835
Net increase (decrease) in net assets resulting from operations	8,179,646	28,328,081
Distributions to shareholders from net investment income	(280,127)	(790,016)
Distributions to shareholders from net realized gain	(4,488,262)	(676,548)
Total distributions	(4,768,389)	(1,466,564)
Share transactions
Proceeds from sales of shares	63,735,657	66,656,121
Reinvestment of distributions	4,405,978	1,399,954
Cost of shares redeemed	(38,283,242)	(30,686,349)
Net increase (decrease) in net assets resulting from share transactions	29,858,393	37,369,726
Redemption fees	5,316	10,066
Total increase (decrease) in net assets	33,274,966	64,241,309
Net Assets
Beginning of period	137,673,517	73,432,208
End of period	$170,948,483	$137,673,517
Other Information
Undistributed net investment income end of period	$1,170,024	$279,557
Shares
Sold	2,601,833	3,101,751
Issued in reinvestment of distributions	189,179	64,231
Redeemed	(1,571,998)	(1,437,873)
Net increase (decrease)	1,219,014	1,728,109

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Environment and Alternative Energy Portfolio

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$23.89	$18.20	$20.94	$23.36	$18.12	$16.32
Income from Investment Operations
Net investment income (loss)B	.18	.20	.17	.16	.14	.18
Net realized and unrealized gain (loss)	1.18	5.78	(2.34)	.31	5.27	1.77
Total from investment operations	1.36	5.98	(2.17)	.47	5.41	1.95
Distributions from net investment income	(.05)	(.16)	(.13)	(.14)	(.17)	(.15)
Distributions from net realized gain	(.72)	(.13)	(.44)	(2.75)	–	–
Total distributions	(.77)	(.29)	(.57)	(2.89)	(.17)	(.15)
Redemption fees added to paid in capitalB,C	–	–	–	–	–	–
Net asset value, end of period	$24.48	$23.89	$18.20	$20.94	$23.36	$18.12
Total ReturnD,E	5.84%	33.02%	(10.63)%	2.19%	29.97%	12.02%
Ratios to Average Net AssetsF,G
Expenses before reductions	.89%H	.94%	.95%	.92%	.97%	.99%
Expenses net of fee waivers, if any	.89%H	.94%	.95%	.92%	.97%	.99%
Expenses net of all reductions	.88%H	.94%	.95%	.92%	.97%	.97%
Net investment income (loss)	1.45%H	.94%	.86%	.71%	.70%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$170,948	$137,674	$73,432	$88,573	$102,869	$82,018
Portfolio turnover rateI	51%H	82%	20%	160%	28%	54%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Industrial Equipment Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	7.6	11.6
AMETEK, Inc.	7.2	5.8
The Boeing Co.	7.1	4.8
Honeywell International, Inc.	5.4	5.2
Lockheed Martin Corp.	4.6	1.2
Raytheon Co.	4.5	2.3
HD Supply Holdings, Inc.	4.3	5.1
Roper Technologies, Inc.	4.2	1.7
Fortive Corp.	4.0	2.2
General Dynamics Corp.	3.7	4.7
	52.6

Top Industries (% of fund's net assets)

As of August 31, 2017
Aerospace & Defense	33.8%
Machinery	24.3%
Industrial Conglomerates	20.2%
Electrical Equipment	13.1%
Trading Companies & Distributors	5.1%
All Others*	3.5%

As of February 28, 2017
Machinery	30.9%
Aerospace & Defense	22.3%
Industrial Conglomerates	20.2%
Electrical Equipment	14.3%
Trading Companies & Distributors	8.3%
All Others*	4.0%

* Includes short-term investments and net other assets (liabilities).

Industrial Equipment Portfolio

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
Aerospace & Defense - 33.8%
Aerospace & Defense - 33.8%
Elbit Systems Ltd.	5,300	$732,407
General Dynamics Corp.	28,800	5,798,880
HEICO Corp. Class A	19,800	1,438,470
Huntington Ingalls Industries, Inc.	4,000	855,840
L3 Technologies, Inc.	8,100	1,469,988
Lockheed Martin Corp.	23,600	7,207,204
Northrop Grumman Corp.	19,900	5,416,979
Raytheon Co.	39,000	7,098,390
Rockwell Collins, Inc.	41,600	5,451,680
Teledyne Technologies, Inc. (a)	2,500	375,150
The Boeing Co.	46,800	11,216,088
TransDigm Group, Inc.	2,900	755,914
United Technologies Corp.	44,700	5,351,484
		53,168,474
Building Products - 1.3%
Building Products - 1.3%
Allegion PLC	14,600	1,149,166
Fortune Brands Home & Security, Inc.	15,200	950,456
		2,099,622
Chemicals - 0.0%
Diversified Chemicals - 0.0%
AdvanSix, Inc.	1	32
Construction & Engineering - 0.8%
Construction & Engineering - 0.8%
AECOM (a)	15,093	505,616
Dycom Industries, Inc. (a)	2,600	209,768
Quanta Services, Inc. (a)	16,500	592,845
		1,308,229
Electrical Equipment - 13.1%
Electrical Components & Equipment - 13.1%
Acuity Brands, Inc. (b)	2,400	424,296
AMETEK, Inc.	180,000	11,385,000
Eaton Corp. PLC	34,500	2,475,720
Fortive Corp.	96,800	6,289,096
		20,574,112
Electronic Equipment & Components - 1.0%
Electronic Equipment & Instruments - 1.0%
Cognex Corp.	15,000	1,634,550
Industrial Conglomerates - 20.2%
Industrial Conglomerates - 20.2%
3M Co.	23,100	4,719,792
General Electric Co.	486,255	11,937,560
Honeywell International, Inc.	61,400	8,489,778
Roper Technologies, Inc.	28,600	6,596,876
		31,744,006
Machinery - 24.3%
Agricultural & Farm Machinery - 1.5%
Deere & Co.	20,700	2,399,751
Construction Machinery & Heavy Trucks - 7.7%
Allison Transmission Holdings, Inc.	500	17,365
Caterpillar, Inc.	47,600	5,592,524
Cummins, Inc.	13,300	2,119,754
Wabtec Corp. (b)	62,600	4,417,682
		12,147,325
Industrial Machinery - 15.1%
Colfax Corp. (a)	15,900	634,092
Flowserve Corp.	59,808	2,349,258
IDEX Corp.	30,600	3,597,948
Parker Hannifin Corp.	24,600	3,957,894
Pentair PLC	88,715	5,504,766
Rexnord Corp. (a)	100,714	2,405,050
SPX Flow, Inc. (a)	200	6,694
Xylem, Inc.	85,400	5,300,778
		23,756,480

TOTAL MACHINERY		38,303,556

Trading Companies & Distributors - 5.1%
Trading Companies & Distributors - 5.1%
HD Supply Holdings, Inc. (a)	201,300	6,703,290
MRC Global, Inc. (a)	83,800	1,321,526
		8,024,816
TOTAL COMMON STOCKS
(Cost $126,262,970)		156,857,397

Money Market Funds - 2.8%
Fidelity Cash Central Fund, 1.11% (c)	503,560	503,661
Fidelity Securities Lending Cash Central Fund 1.11% (c)(d)	3,915,131	3,915,522
TOTAL MONEY MARKET FUNDS
(Cost $4,419,183)		4,419,183
TOTAL INVESTMENT IN SECURITIES - 102.4%
(Cost $130,682,153)		161,276,580
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(3,782,032)
NET ASSETS - 100%		$157,494,548

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,758
Fidelity Securities Lending Cash Central Fund	6,673
Total	$9,431

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Industrial Equipment Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,843,376) — See accompanying schedule: Unaffiliated issuers (cost $126,262,970)	$156,857,397
Fidelity Central Funds (cost $4,419,183)	4,419,183
Total Investment in Securities (cost $130,682,153)		$161,276,580
Receivable for investments sold		299,590
Receivable for fund shares sold		72,782
Dividends receivable		373,182
Distributions receivable from Fidelity Central Funds		1,540
Other receivables		1,034
Total assets		162,024,708
Liabilities
Payable for investments purchased	$381,565
Payable for fund shares redeemed	110,677
Accrued management fee	71,203
Other affiliated payables	29,809
Other payables and accrued expenses	21,106
Collateral on securities loaned	3,915,800
Total liabilities		4,530,160
Net Assets		$157,494,548
Net Assets consist of:
Paid in capital		$126,362,117
Undistributed net investment income		647,763
Accumulated undistributed net realized gain (loss) on investments		(109,769)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		30,594,437
Net Assets, for 3,883,074 shares outstanding		$157,494,548
Net Asset Value, offering price and redemption price per share ($157,494,548 ÷ 3,883,074 shares)		$40.56

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2017 (Unaudited)
Investment Income
Dividends		$1,325,735
Income from Fidelity Central Funds		9,431
Total income		1,335,166
Expenses
Management fee	$452,480
Transfer agent fees	154,976
Accounting and security lending fees	32,761
Custodian fees and expenses	(236)
Independent trustees' fees and expenses	1,972
Registration fees	17,031
Audit	26,440
Legal	1,858
Miscellaneous	1,210
Total expenses before reductions	688,492
Expense reductions	(4,224)	684,268
Net investment income (loss)		650,898
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	346,104
Fidelity Central Funds	(278)
Total net realized gain (loss)		345,826
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	5,202,076
Assets and liabilities in foreign currencies	10
Total change in net unrealized appreciation (depreciation)		5,202,086
Net gain (loss)		5,547,912
Net increase (decrease) in net assets resulting from operations		$6,198,810

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$650,898	$1,776,251
Net realized gain (loss)	345,826	18,031,016
Change in net unrealized appreciation (depreciation)	5,202,086	14,714,578
Net increase (decrease) in net assets resulting from operations	6,198,810	34,521,845
Distributions to shareholders from net investment income	(365,784)	(1,294,923)
Distributions to shareholders from net realized gain	(6,141,762)	(8,371,263)
Total distributions	(6,507,546)	(9,666,186)
Share transactions
Proceeds from sales of shares	5,777,906	66,086,044
Reinvestment of distributions	6,343,972	9,433,524
Cost of shares redeemed	(39,474,471)	(72,725,165)
Net increase (decrease) in net assets resulting from share transactions	(27,352,593)	2,794,403
Redemption fees	125	4,026
Total increase (decrease) in net assets	(27,661,204)	27,654,088
Net Assets
Beginning of period	185,155,752	157,501,664
End of period	$157,494,548	$185,155,752
Other Information
Undistributed net investment income end of period	$647,763	$362,649
Shares
Sold	143,809	1,702,493
Issued in reinvestment of distributions	165,165	240,651
Redeemed	(985,308)	(1,851,754)
Net increase (decrease)	(676,334)	91,390

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Industrial Equipment Portfolio

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$40.61	$35.25	$38.86	$46.03	$39.59	$36.37
Income from Investment Operations
Net investment income (loss)B	.16	.37	.33	.32	.37	.45
Net realized and unrealized gain (loss)	1.32	7.00	(1.87)	.75	9.19	3.22
Total from investment operations	1.48	7.37	(1.54)	1.07	9.56	3.67
Distributions from net investment income	(.09)	(.27)	(.19)	(.36)	(.32)	(.45)
Distributions from net realized gain	(1.44)	(1.74)	(1.88)	(7.88)	(2.80)	–
Total distributions	(1.53)	(2.01)	(2.07)	(8.24)	(3.12)	(.45)
Redemption fees added to paid in capitalB,C	–	–	–	–	–	–
Net asset value, end of period	$40.56	$40.61	$35.25	$38.86	$46.03	$39.59
Total ReturnD,E	3.86%	21.11%	(4.20)%	3.36%	24.37%	10.19%
Ratios to Average Net AssetsF,G
Expenses before reductions	.83%H	.83%	.83%	.77%	.79%	.82%
Expenses net of fee waivers, if any	.83%H	.83%	.83%	.77%	.78%	.82%
Expenses net of all reductions	.82%H	.83%	.82%	.77%	.78%	.81%
Net investment income (loss)	.78%H	.94%	.90%	.76%	.87%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$157,495	$185,156	$157,502	$228,311	$425,386	$369,951
Portfolio turnover rateI	70%H	166%	72%J	53%	100%	69%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Industrials Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
United Technologies Corp.	5.7	4.8
Honeywell International, Inc.	5.5	4.8
Caterpillar, Inc.	5.4	3.6
General Electric Co.	5.3	10.4
Northrop Grumman Corp.	4.6	3.7
General Dynamics Corp.	4.2	4.3
Union Pacific Corp.	3.9	0.0
Raytheon Co.	3.1	1.9
Fortive Corp.	2.7	2.1
The Boeing Co.	2.5	0.0
	42.9

Top Industries (% of fund's net assets)

As of August 31, 2017
Aerospace & Defense	27.5%
Machinery	22.9%
Industrial Conglomerates	11.3%
Road & Rail	8.5%
Electrical Equipment	7.5%
All Others*	22.3%

As of February 28, 2017
Aerospace & Defense	21.2%
Machinery	17.6%
Industrial Conglomerates	16.5%
Road & Rail	9.4%
Electrical Equipment	7.9%
All Others*	27.4%

* Includes short-term investments and net other assets (liabilities).

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Industrials Portfolio

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
Aerospace & Defense - 27.5%
Aerospace & Defense - 27.5%
Astronics Corp. (a)	101,317	$2,663,624
Astronics Corp. Class B	8,732	228,778
Axon Enterprise, Inc. (a)	193,500	4,200,885
Elbit Systems Ltd.	28,100	3,883,139
General Dynamics Corp.	170,397	34,309,436
Huntington Ingalls Industries, Inc.	33,100	7,082,076
Northrop Grumman Corp.	139,900	38,082,179
Raytheon Co.	138,800	25,262,988
Rockwell Collins, Inc.	128,100	16,787,505
Teledyne Technologies, Inc. (a)	93,340	14,006,600
The Boeing Co.	86,900	20,826,454
TransDigm Group, Inc.	46,600	12,146,756
United Technologies Corp.	392,371	46,974,657
		226,455,077
Air Freight & Logistics - 1.3%
Air Freight & Logistics - 1.3%
XPO Logistics, Inc. (a)	175,600	10,746,720
Airlines - 2.5%
Airlines - 2.5%
Ryanair Holdings PLC sponsored ADR (a)	34,700	3,945,390
Southwest Airlines Co.	325,000	16,945,500
		20,890,890
Building Products - 3.7%
Building Products - 3.7%
A.O. Smith Corp.	202,878	11,298,276
Fortune Brands Home & Security, Inc.	143,500	8,973,055
Masco Corp.	289,100	10,630,207
		30,901,538
Commercial Services & Supplies - 4.0%
Diversified Support Services - 2.8%
Cintas Corp.	90,000	12,150,900
KAR Auction Services, Inc.	238,600	10,758,474
		22,909,374
Environmental & Facility Services - 1.2%
Waste Connection, Inc. (United States)	146,900	9,796,761

TOTAL COMMERCIAL SERVICES & SUPPLIES		32,706,135

Construction & Engineering - 4.3%
Construction & Engineering - 4.3%
AECOM (a)	619,198	20,743,133
Dycom Industries, Inc. (a)	61,200	4,937,616
KBR, Inc.	591,600	9,625,332
		35,306,081
Electrical Equipment - 7.5%
Electrical Components & Equipment - 6.7%
AMETEK, Inc.	260,354	16,467,391
Eaton Corp. PLC	226,300	16,239,288
Fortive Corp.	350,610	22,779,132
		55,485,811
Heavy Electrical Equipment - 0.8%
TPI Composites, Inc. (a)	331,657	6,745,903

TOTAL ELECTRICAL EQUIPMENT		62,231,714

Industrial Conglomerates - 11.3%
Industrial Conglomerates - 11.3%
3M Co.	20,600	4,208,992
General Electric Co.	1,771,684	43,494,842
Honeywell International, Inc.	325,759	45,042,697
		92,746,531
Machinery - 22.9%
Construction Machinery & Heavy Trucks - 11.1%
Allison Transmission Holdings, Inc.	442,400	15,364,552
Caterpillar, Inc.	377,700	44,375,973
PACCAR, Inc.	126,000	8,357,580
WABCO Holdings, Inc. (a)	121,300	17,421,106
Wabtec Corp. (b)	85,200	6,012,564
		91,531,775
Industrial Machinery - 11.8%
CIRCOR International, Inc.	17,300	830,746
Flowserve Corp.	148,200	5,821,296
Gardner Denver Holdings, Inc.	188,500	4,427,865
IDEX Corp.	103,798	12,204,569
Ingersoll-Rand PLC	193,500	16,522,965
Lincoln Electric Holdings, Inc.	65,500	5,688,020
Nordson Corp.	54,200	5,924,060
Parker Hannifin Corp.	80,000	12,871,200
Pentair PLC	152,035	9,433,772
Rexnord Corp. (a)	324,692	7,753,645
Snap-On, Inc. (b)	102,100	15,066,897
Xylem, Inc.	6,600	409,662
		96,954,697

TOTAL MACHINERY		188,486,472

Professional Services - 2.4%
Human Resource & Employment Services - 0.7%
Robert Half International, Inc.	129,600	5,870,880
Research & Consulting Services - 1.7%
IHS Markit Ltd. (a)	293,600	13,752,224

TOTAL PROFESSIONAL SERVICES		19,623,104

Road & Rail - 8.5%
Railroads - 6.9%
Genesee & Wyoming, Inc. Class A (a)	80,400	5,512,224
Norfolk Southern Corp.	156,300	18,837,276
Union Pacific Corp.	309,100	32,548,230
		56,897,730
Trucking - 1.6%
J.B. Hunt Transport Services, Inc.	72,120	7,131,947
Old Dominion Freight Lines, Inc.	63,100	6,303,690
		13,435,637

TOTAL ROAD & RAIL		70,333,367

Trading Companies & Distributors - 2.7%
Trading Companies & Distributors - 2.7%
HD Supply Holdings, Inc. (a)	198,648	6,614,978
MSC Industrial Direct Co., Inc. Class A	73,600	5,069,568
Univar, Inc. (a)	373,500	10,536,435
		22,220,981
Water Utilities - 0.7%
Water Utilities - 0.7%
AquaVenture Holdings Ltd. (b)	365,500	5,540,979
TOTAL COMMON STOCKS
(Cost $655,004,141)		818,189,589

Money Market Funds - 0.9%
Fidelity Cash Central Fund, 1.11% (c)	4,227,454	4,228,299
Fidelity Securities Lending Cash Central Fund 1.11% (c)(d)	2,663,307	2,663,574
TOTAL MONEY MARKET FUNDS
(Cost $6,891,872)		6,891,873
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $661,896,013)		825,081,462
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(1,427,926)
NET ASSETS - 100%		$823,653,536

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$25,546
Fidelity Securities Lending Cash Central Fund	25,164
Total	$50,710

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Industrials Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,580,376) — See accompanying schedule: Unaffiliated issuers (cost $655,004,141)	$818,189,589
Fidelity Central Funds (cost $6,891,872)	6,891,873
Total Investment in Securities (cost $661,896,013)		$825,081,462
Receivable for investments sold		8,830,098
Receivable for fund shares sold		684,143
Dividends receivable		2,436,279
Distributions receivable from Fidelity Central Funds		4,981
Other receivables		72,085
Total assets		837,109,048
Liabilities
Payable for investments purchased	$4,508,185
Payable for fund shares redeemed	5,664,725
Accrued management fee	386,067
Other affiliated payables	154,486
Other payables and accrued expenses	78,349
Collateral on securities loaned	2,663,700
Total liabilities		13,455,512
Net Assets		$823,653,536
Net Assets consist of:
Paid in capital		$637,039,774
Undistributed net investment income		3,962,486
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		19,465,827
Net unrealized appreciation (depreciation) on investments		163,185,449
Net Assets, for 24,494,304 shares outstanding		$823,653,536
Net Asset Value, offering price and redemption price per share ($823,653,536 ÷ 24,494,304 shares)		$33.63

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2017 (Unaudited)
Investment Income
Dividends		$7,492,251
Income from Fidelity Central Funds		50,710
Total income		7,542,961
Expenses
Management fee	$2,497,332
Transfer agent fees	816,972
Accounting and security lending fees	156,495
Custodian fees and expenses	10,232
Independent trustees' fees and expenses	10,753
Registration fees	29,490
Audit	27,830
Legal	7,524
Interest	1,978
Miscellaneous	7,721
Total expenses before reductions	3,566,327
Expense reductions	(37,964)	3,528,363
Net investment income (loss)		4,014,598
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	21,022,764
Fidelity Central Funds	1,708
Foreign currency transactions	(412)
Total net realized gain (loss)		21,024,060
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(11,588,917)
Fidelity Central Funds	(205)
Total change in net unrealized appreciation (depreciation)		(11,589,122)
Net gain (loss)		9,434,938
Net increase (decrease) in net assets resulting from operations		$13,449,536

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,014,598	$8,475,623
Net realized gain (loss)	21,024,060	113,517,493
Change in net unrealized appreciation (depreciation)	(11,589,122)	81,799,219
Net increase (decrease) in net assets resulting from operations	13,449,536	203,792,335
Distributions to shareholders from net investment income	(1,675,122)	(5,098,193)
Distributions to shareholders from net realized gain	(16,041,432)	(33,247,891)
Total distributions	(17,716,554)	(38,346,084)
Share transactions
Proceeds from sales of shares	87,042,987	405,686,354
Reinvestment of distributions	17,107,340	37,026,695
Cost of shares redeemed	(282,650,159)	(580,294,997)
Net increase (decrease) in net assets resulting from share transactions	(178,499,832)	(137,581,948)
Redemption fees	–	6,151
Total increase (decrease) in net assets	(182,766,850)	27,870,454
Net Assets
Beginning of period	1,006,420,386	978,549,932
End of period	$823,653,536	$1,006,420,386
Other Information
Undistributed net investment income end of period	$3,962,486	$1,623,010
Shares
Sold	2,594,119	12,627,592
Issued in reinvestment of distributions	528,494	1,142,094
Redeemed	(8,475,955)	(18,750,051)
Net increase (decrease)	(5,353,342)	(4,980,365)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Industrials Portfolio

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$33.72	$28.10	$32.69	$33.69	$28.04	$24.69
Income from Investment Operations
Net investment income (loss)B	.15	.26	.24	.22	.23	.28
Net realized and unrealized gain (loss)	.38	6.76	(2.90)	2.44	7.36	3.54
Total from investment operations	.53	7.02	(2.66)	2.66	7.59	3.82
Distributions from net investment income	(.06)	(.19)	(.20)	(.23)	(.20)	(.26)
Distributions from net realized gain	(.57)	(1.21)	(1.73)	(3.43)	(1.74)	(.21)
Total distributions	(.62)C	(1.40)	(1.93)	(3.66)	(1.94)	(.47)
Redemption fees added to paid in capitalB	–	–D	–D	–D	–D	–D
Net asset value, end of period	$33.63	$33.72	$28.10	$32.69	$33.69	$28.04
Total ReturnE,F	1.66%	25.18%	(8.29)%	8.74%	27.80%	15.71%
Ratios to Average Net AssetsG,H
Expenses before reductions	.78%I	.77%	.77%	.78%	.81%	.85%
Expenses net of fee waivers, if any	.78%I	.77%	.76%	.78%	.81%	.85%
Expenses net of all reductions	.77%I	.77%	.76%	.78%	.81%	.84%
Net investment income (loss)	.88%I	.83%	.79%	.68%	.74%	1.13%
Supplemental Data
Net assets, end of period (000 omitted)	$823,654	$1,006,420	$978,550	$1,142,689	$1,217,117	$873,266
Portfolio turnover rateJ	56%I	62%K	75%K	72%K	58%	75%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.62 per share is comprised of distributions from net investment income of $.059 and distributions from net realized gain of $.565 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Transportation Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Union Pacific Corp.	17.3	11.6
United Parcel Service, Inc. Class B	14.0	14.5
FedEx Corp.	6.6	9.4
CSX Corp.	6.3	8.1
Norfolk Southern Corp.	5.7	4.9
Delta Air Lines, Inc.	4.4	4.7
Genesee & Wyoming, Inc. Class A	3.9	4.4
Expeditors International of Washington, Inc.	3.7	4.2
Southwest Airlines Co.	3.1	3.3
C.H. Robinson Worldwide, Inc.	3.1	0.3
	68.1

Top Industries (% of fund's net assets)

As of August 31, 2017
Road & Rail	44.8%
Air Freight & Logistics	32.2%
Airlines	16.3%
Transportation Infrastructure	1.6%
Machinery	1.3%
All Others*	3.8%

As of February 28, 2017
Road & Rail	38.6%
Air Freight & Logistics	30.6%
Airlines	25.7%
Machinery	1.4%
Transportation Infrastructure	0.6%
All Others*	3.1%

* Includes short-term investments and net other assets (liabilities).

Transportation Portfolio

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
Aerospace & Defense - 0.1%
Aerospace & Defense - 0.1%
Rockwell Collins, Inc.	4,300	$563,515
Air Freight & Logistics - 32.2%
Air Freight & Logistics - 32.2%
Air Transport Services Group, Inc. (a)	189,200	4,344,032
Atlas Air Worldwide Holdings, Inc. (a)	76,200	5,090,160
C.H. Robinson Worldwide, Inc. (b)	226,296	15,983,286
Expeditors International of Washington, Inc.	336,700	18,888,870
FedEx Corp.	157,700	33,807,726
Forward Air Corp.	105,144	5,464,334
United Parcel Service, Inc. Class B	629,300	71,966,748
XPO Logistics, Inc. (a)	162,700	9,957,240
		165,502,396
Airlines - 16.3%
Airlines - 16.3%
Alaska Air Group, Inc.	174,800	13,050,568
Allegiant Travel Co.	15,500	1,829,000
American Airlines Group, Inc.	320,800	14,352,592
Delta Air Lines, Inc.	483,602	22,821,178
Hawaiian Holdings, Inc. (a)	103,700	4,443,545
SkyWest, Inc.	323,700	11,232,390
Southwest Airlines Co.	307,700	16,043,478
		83,772,751
Internet Software & Services - 0.1%
Internet Software & Services - 0.1%
Stamps.com, Inc. (a)	2,600	497,250
Machinery - 1.3%
Construction Machinery & Heavy Trucks - 0.8%
Allison Transmission Holdings, Inc.	113,800	3,952,274
Industrial Machinery - 0.5%
Global Brass & Copper Holdings, Inc.	21,600	644,760
Park-Ohio Holdings Corp.	52,070	2,074,990
		2,719,750

TOTAL MACHINERY		6,672,024

Marine - 0.4%
Marine - 0.4%
Matson, Inc.	80,600	2,079,480
Road & Rail - 44.8%
Railroads - 35.0%
CSX Corp.	643,519	32,304,654
Genesee & Wyoming, Inc. Class A (a)	293,000	20,088,080
Kansas City Southern	88,100	9,112,183
Norfolk Southern Corp.	245,300	29,563,556
Union Pacific Corp.	845,995	89,083,274
		180,151,747
Trucking - 9.8%
AMERCO	2,800	1,044,988
Avis Budget Group, Inc. (a)(b)	176,400	6,390,972
Celadon Group, Inc. (b)	830,600	4,153,000
J.B. Hunt Transport Services, Inc.	153,700	15,199,393
Landstar System, Inc.	18,000	1,680,300
Marten Transport Ltd.	209,600	3,594,640
Roadrunner Transportation Systems, Inc. (a)	441,600	3,298,752
Ryder System, Inc.	46,900	3,639,440
Saia, Inc. (a)	108,688	6,146,306
Schneider National, Inc. Class B	51,200	1,139,200
Universal Logistics Holdings, Inc.	64,390	1,068,874
YRC Worldwide, Inc. (a)	230,800	3,090,412
		50,446,277

TOTAL ROAD & RAIL		230,598,024

Transportation Infrastructure - 1.6%
Airport Services - 1.6%
Macquarie Infrastructure Co. LLC	109,900	8,185,352
TOTAL COMMON STOCKS
(Cost $348,559,228)		497,870,792

Money Market Funds - 6.2%
Fidelity Cash Central Fund, 1.11% (c)	13,812,954	13,815,717
Fidelity Securities Lending Cash Central Fund 1.11% (c)(d)	18,375,042	18,376,879
TOTAL MONEY MARKET FUNDS
(Cost $32,192,596)		32,192,596
TOTAL INVESTMENT IN SECURITIES - 103.0%
(Cost $380,751,824)		530,063,388
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(15,584,655)
NET ASSETS - 100%		$514,478,733

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$61,952
Fidelity Securities Lending Cash Central Fund	13,559
Total	$75,511

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Transportation Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $17,946,047) — See accompanying schedule: Unaffiliated issuers (cost $348,559,228)	$497,870,792
Fidelity Central Funds (cost $32,192,596)	32,192,596
Total Investment in Securities (cost $380,751,824)		$530,063,388
Receivable for investments sold		2,787,259
Receivable for fund shares sold		230,854
Dividends receivable		1,216,656
Distributions receivable from Fidelity Central Funds		20,480
Other receivables		4,793
Total assets		534,323,430
Liabilities
Payable for fund shares redeemed	$1,102,768
Accrued management fee	238,712
Other affiliated payables	108,906
Other payables and accrued expenses	16,661
Collateral on securities loaned	18,377,650
Total liabilities		19,844,697
Net Assets		$514,478,733
Net Assets consist of:
Paid in capital		$338,161,551
Undistributed net investment income		2,500,686
Accumulated undistributed net realized gain (loss) on investments		24,504,932
Net unrealized appreciation (depreciation) on investments		149,311,564
Net Assets, for 5,457,634 shares outstanding		$514,478,733
Net Asset Value, offering price and redemption price per share ($514,478,733 ÷ 5,457,634 shares)		$94.27

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2017 (Unaudited)
Investment Income
Dividends		$4,668,006
Income from Fidelity Central Funds		75,511
Total income		4,743,517
Expenses
Management fee	$1,518,710
Transfer agent fees	560,463
Accounting and security lending fees	105,474
Custodian fees and expenses	5,233
Independent trustees' fees and expenses	6,656
Registration fees	34,505
Audit	26,052
Legal	4,394
Miscellaneous	2,924
Total expenses before reductions	2,264,411
Expense reductions	(22,908)	2,241,503
Net investment income (loss)		2,502,014
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	27,223,636
Fidelity Central Funds	685
Total net realized gain (loss)		27,224,321
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(20,669,825)
Fidelity Central Funds	(1,456)
Total change in net unrealized appreciation (depreciation)		(20,671,281)
Net gain (loss)		6,553,040
Net increase (decrease) in net assets resulting from operations		$9,055,054

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,502,014	$3,560,984
Net realized gain (loss)	27,224,321	25,777,009
Change in net unrealized appreciation (depreciation)	(20,671,281)	86,525,869
Net increase (decrease) in net assets resulting from operations	9,055,054	115,863,862
Distributions to shareholders from net investment income	(886,528)	(2,471,329)
Distributions to shareholders from net realized gain	(4,231,438)	(9,022,622)
Total distributions	(5,117,966)	(11,493,951)
Share transactions
Proceeds from sales of shares	48,279,275	345,780,616
Reinvestment of distributions	4,905,993	11,028,020
Cost of shares redeemed	(185,718,854)	(226,311,294)
Net increase (decrease) in net assets resulting from share transactions	(132,533,586)	130,497,342
Redemption fees	7,928	29,312
Total increase (decrease) in net assets	(128,588,570)	234,896,565
Net Assets
Beginning of period	643,067,303	408,170,738
End of period	$514,478,733	$643,067,303
Other Information
Undistributed net investment income end of period	$2,500,686	$885,200
Shares
Sold	517,242	3,926,788
Issued in reinvestment of distributions	55,941	120,921
Redeemed	(2,031,917)	(2,703,847)
Net increase (decrease)	(1,458,734)	1,343,862

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Transportation Portfolio

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$92.98	$73.25	$94.04	$76.28	$57.75	$53.02
Income from Investment Operations
Net investment income (loss)B	.41	.63	.50	.46	.45	.51
Net realized and unrealized gain (loss)	1.69	20.86	(15.81)	19.67	20.44	7.59
Total from investment operations	2.10	21.49	(15.31)	20.13	20.89	8.10
Distributions from net investment income	(.14)	(.38)	(.52)	(.34)	(.27)	(.41)
Distributions from net realized gain	(.67)	(1.39)	(4.95)	(2.04)	(2.09)	(2.96)
Total distributions	(.81)	(1.77)	(5.48)C	(2.38)	(2.36)	(3.37)
Redemption fees added to paid in capitalB	–D	.01	–D	.01	–D	–D
Net asset value, end of period	$94.27	$92.98	$73.25	$94.04	$76.28	$57.75
Total ReturnE,F	2.33%	29.40%	(16.28)%	26.80%	36.60%	16.10%
Ratios to Average Net AssetsG,H
Expenses before reductions	.81%I	.83%	.81%	.81%	.85%	.89%
Expenses net of fee waivers, if any	.81%I	.83%	.81%	.81%	.85%	.89%
Expenses net of all reductions	.80%I	.82%	.80%	.81%	.84%	.86%
Net investment income (loss)	.90%I	.76%	.60%	.53%	.68%	.98%
Supplemental Data
Net assets, end of period (000 omitted)	$514,479	$643,067	$408,171	$1,146,633	$450,237	$212,956
Portfolio turnover rateJ	53%I	104%	80%	72%K	78%	47%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $5.48 per share is comprised of distributions from net investment income of $.521 and distributions from net realized gain of $4.954 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2017

1. Organization.

Air Transportation Portfolio, Defense and Aerospace Portfolio, Environment and Alternative Energy Portfolio, Industrial Equipment Portfolio, Industrials Portfolio, and Transportation Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2017, including information on transfers between Levels 1 and 2, is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Large, non-recurring dividends recognized by the Funds are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Defense and Aerospace Portfolio and Industrials Portfolio, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, redemptions in kind, deferred trustees compensation, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Air Transportation Portfolio	$323,389,753	$93,909,788	$(4,071,345)	$89,838,443
Defense and Aerospace Portfolio	1,581,963,071	619,660,633	(17,226,553)	602,434,080
Environment and Alternative Energy Portfolio	152,626,925	22,702,972	(3,607,012)	19,095,960
Industrial Equipment Portfolio	130,788,966	31,747,556	(1,259,942)	30,487,614
Industrials Portfolio	663,109,851	176,077,612	(14,106,001)	161,971,611
Transportation Portfolio	382,302,544	152,221,634	(4,460,790)	147,760,844

Trading (Redemption) Fees. Shares held by investors in the Air Transportation Portfolio, Environment and Alternative Energy Portfolio, Industrial Equipment Portfolio, Transportation Portfolio for less than 30 days may be subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Air Transportation Portfolio	245,741,935	254,502,429
Defense and Aerospace Portfolio	508,938,432	191,452,812
Environment and Alternative Energy Portfolio	69,980,321	40,049,951
Industrial Equipment Portfolio	58,205,009	90,279,350
Industrials Portfolio	252,414,443	432,214,328
Transportation Portfolio	145,093,850	281,897,236

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Air Transportation Portfolio	.30%	.25%	.54%
Defense and Aerospace Portfolio	.30%	.25%	.54%
Environment and Alternative Energy Portfolio	.30%	.25%	.55%
Industrial Equipment Portfolio	.30%	.25%	.54%
Industrials Portfolio	.30%	.25%	.55%
Transportation Portfolio	.30%	.25%	.54%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Air Transportation Portfolio	.21%
Defense and Aerospace Portfolio	.18%
Environment and Alternative Energy Portfolio	.22%
Industrial Equipment Portfolio	.19%
Industrials Portfolio	.18%
Transportation Portfolio	.20%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Air Transportation Portfolio	$5,269
Defense and Aerospace Portfolio	8,468
Environment and Alternative Energy Portfolio	790
Industrial Equipment Portfolio	1,895
Industrials Portfolio	11,481
Transportation Portfolio	5,736

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Industrials Portfolio	Borrower	$6,988,750	1.09%	$1,691

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 6,790,326 shares of Industrials Portfolio held by an affiliated entity were redeemed in-kind for investments and cash with a value of $203,573,978. The Fund had net realized gain of $45,579,937 on investments delivered through in-kind redemptions. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. Industrials Portfolio recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Air Transportation Portfolio	$627
Defense and Aerospace Portfolio	2,630
Environment and Alternative Energy Portfolio	234
Industrial Equipment Portfolio	294
Industrials Portfolio	1,549
Transportation Portfolio	988

During the period, the Funds did not borrow on this line of credit.

7. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Security lending activity was as follows:

Total Security Lending Income
Air Transportation Portfolio	$4,559
Defense and Aerospace Portfolio	111,288
Environment and Alternative Energy Portfolio	18,240
Industrial Equipment Portfolio	6,673
Industrials Portfolio	25,164
Transportation Portfolio	13,559

8. Bank Borrowings.

Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. At period end, there were no bank borrowings outstanding. Each applicable Fund's activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Industrials Portfolio	$7,324,000	1.41%	$287

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of Certain Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Air Transportation Portfolio	$11,054	$80
Defense and Aerospace Portfolio	11,465	1,371
Environment and Alternative Energy Portfolio	2,539	8
Industrial Equipment Portfolio	3,226	–
Industrials Portfolio	33,341	–
Transportation Portfolio	19,894	50

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses as follows:

Amount
Air Transportation Portfolio	$1,758
Defense and Aerospace Portfolio	7,260
Environment and Alternative Energy Portfolio	603
Industrial Equipment Portfolio	998
Industrials Portfolio	4,623
Transportation Portfolio	2,964

10. Proposed Reorganization.

The Board of Trustees of Fidelity Select Portfolios approved an Agreement and Plan of Reorganization (the Agreement) between Industrial Equipment Portfolio and Industrials Portfolio. The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of Industrial Equipment Portfolio in exchange for shares of Industrials Portfolio equal in value to the net assets of Industrial Equipment Portfolio on the day the reorganization is effective.

A meeting of shareholders of Industrial Equipment Portfolio is expected to be held during the 4th quarter of 2017 to vote on the reorganization. If approved by shareholders, the reorganization is expected to become effective on or about January 26, 2018. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders.

11. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares of the following Funds.

	VIP FundsManager 50% Portfolio	VIP FundsManager 60% Portfolio
Industrial Equipment Portfolio	22%	26%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Funds.

Fund	% of shares held
Industrial Equipment Portfolio	56%
Industrials Portfolio	21%

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2017 to August 31, 2017).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioA	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During Period-B March 1, 2017 to August 31, 2017
Air Transportation Portfolio	.83%
Actual		$1,000.00	$1,076.70	$4.34
Hypothetical-C		$1,000.00	$1,021.02	$4.23
Defense and Aerospace Portfolio	.77%
Actual		$1,000.00	$1,125.30	$4.12
Hypothetical-C		$1,000.00	$1,021.32	$3.92
Environment and Alternative Energy Portfolio	.89%
Actual		$1,000.00	$1,058.40	$4.62
Hypothetical-C		$1,000.00	$1,020.72	$4.53
Industrial Equipment Portfolio	.83%
Actual		$1,000.00	$1,038.60	$4.26
Hypothetical-C		$1,000.00	$1,021.02	$4.23
Industrials Portfolio	.78%
Actual		$1,000.00	$1,016.60	$3.96
Hypothetical-C		$1,000.00	$1,021.27	$3.97
Transportation Portfolio	.81%
Actual		$1,000.00	$1,023.30	$4.13
Hypothetical-C		$1,000.00	$1,021.12	$4.13

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

SELCI-SANN-1017
1.813660.112

Fidelity Advisor Focus Funds®
Class A, Class M (formerly Class T), Class C and Class I

Fidelity Advisor® Consumer Staples Fund

Fidelity Advisor® Gold Fund

Fidelity Advisor® Materials Fund

Fidelity Advisor® Telecommunications Fund

Semi-Annual Report

August 31, 2017

Each Advisor fund listed above is a class of the Fidelity® Select Portfolios®

Contents

Consumer Staples Portfolio
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Gold Portfolio
Consolidated Investment Summary
Consolidated Investments
Consolidated Financial Statements
Notes to Consolidated Financial Statements
Materials Portfolio
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Telecommunications Portfolio
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Consumer Staples Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
British American Tobacco PLC sponsored ADR	14.2	11.6
Philip Morris International, Inc.	14.1	11.7
CVS Health Corp.	9.2	8.4
Kroger Co.	5.4	6.0
The Coca-Cola Co.	5.3	4.9
Colgate-Palmolive Co.	4.8	3.8
Estee Lauder Companies, Inc. Class A	4.8	4.8
Monster Beverage Corp.	3.8	3.1
Procter & Gamble Co.	3.1	3.9
Anheuser-Busch InBev SA NV	2.9	2.5
	67.6

Top Industries (% of fund's net assets)

As of August 31, 2017
Tobacco	31.1%
Food & Staples Retailing	18.5%
Beverages	17.7%
Food Products	11.3%
Personal Products	10.2%
All Others*	11.2%

* Includes Short-Term investments and Net Other Assets (Liabilities).

As of February 28, 2017
Tobacco	33.8%
Food & Staples Retailing	17.6%
Beverages	16.6%
Food Products	10.4%
Personal Products	9.7%
All Others*	11.9%

* Includes Short-Term investments and Net Other Assets (Liabilities).

Consumer Staples Portfolio

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
Beverages - 17.5%
Brewers - 3.9%
Anheuser-Busch InBev SA NV	640,690	$75,877,560
China Resources Beer Holdings Co. Ltd.	2,798,000	7,022,039
Molson Coors Brewing Co. Class B	244,200	21,916,950
		104,816,549
Distillers & Vintners - 2.7%
Constellation Brands, Inc. Class A (sub. vtg.)	203,300	40,680,330
Kweichow Moutai Co. Ltd. (A Shares)	105,853	7,889,300
Pernod Ricard SA	111,076	15,180,053
Wuliangye Yibin Co. Ltd. Class A	867,109	7,301,458
		71,051,141
Soft Drinks - 10.9%
Britvic PLC	1,513,964	14,790,475
Coca-Cola Bottling Co. Consolidated	75,144	16,050,007
Coca-Cola FEMSA S.A.B. de CV sponsored ADR	64,529	5,280,408
Coca-Cola Icecek Sanayi A/S	402,162	4,674,190
Embotelladora Andina SA Series A sponsored ADR Series A	216,511	5,202,759
Monster Beverage Corp. (a)	1,798,702	100,403,546
The Coca-Cola Co.	3,103,718	141,374,355
		287,775,740

TOTAL BEVERAGES		463,643,430

Diversified Financial Services - 0.2%
Other Diversified Financial Services - 0.2%
The Simply Good Foods Co.	360,100	4,267,185
Food & Staples Retailing - 18.5%
Drug Retail - 13.1%
CVS Health Corp.	3,140,703	242,901,970
Drogasil SA	328,600	7,239,357
Rite Aid Corp. (a)	9,452,063	22,873,992
Walgreens Boots Alliance, Inc.	893,324	72,805,906
		345,821,225
Food Retail - 5.4%
Kroger Co.	6,592,770	144,183,880

TOTAL FOOD & STAPLES RETAILING		490,005,105

Food Products - 11.3%
Agricultural Products - 2.7%
Bunge Ltd.	952,135	71,057,835
Packaged Foods & Meats - 8.6%
Amplify Snack Brands, Inc. (a)(b)	1,342,368	9,678,473
Blue Buffalo Pet Products, Inc. (a)	680,771	17,536,661
Dean Foods Co.	1,808,400	19,892,400
Mondelez International, Inc.	1,472,558	59,874,208
Nestle SA (Reg. S)	165,250	14,009,225
The Hain Celestial Group, Inc. (a)	623,766	25,087,869
The J.M. Smucker Co.	234,500	24,566,220
TreeHouse Foods, Inc. (a)(b)	837,059	56,074,582
		226,719,638

TOTAL FOOD PRODUCTS		297,777,473

Hotels, Restaurants & Leisure - 0.6%
Restaurants - 0.6%
U.S. Foods Holding Corp. (a)	526,416	14,450,119
Household Products - 9.8%
Household Products - 9.8%
Colgate-Palmolive Co.	1,781,080	127,596,571
Kimberly-Clark Corp.	136,454	16,823,414
Procter & Gamble Co.	895,350	82,613,945
Spectrum Brands Holdings, Inc.	287,905	31,658,034
		258,691,964
Personal Products - 10.2%
Personal Products - 10.2%
Avon Products, Inc. (a)	12,927,767	32,190,140
Coty, Inc. Class A	3,440,797	57,048,414
Edgewell Personal Care Co. (a)	103,600	7,867,384
Estee Lauder Companies, Inc. Class A	1,184,339	126,712,430
Herbalife Ltd. (a)(b)	257,910	17,798,369
L'Oreal SA	33,600	7,098,354
Unilever NV (Certificaten Van Aandelen) (Bearer)	254,300	15,139,557
Unilever PLC sponsored ADR	108,400	6,309,964
		270,164,612
Tobacco - 31.1%
Tobacco - 31.1%
Altria Group, Inc.	1,084,045	68,728,453
British American Tobacco PLC sponsored ADR	6,048,226	375,715,799
ITC Ltd.	1,547,202	6,830,340
Philip Morris International, Inc.	3,179,491	371,777,883
		823,052,475
TOTAL COMMON STOCKS
(Cost $2,090,242,953)		2,622,052,363

Nonconvertible Preferred Stocks - 0.2%
Beverages - 0.2%
Brewers - 0.2%
Ambev SA sponsored ADR
(Cost $3,965,278)	1,022,310	6,399,661

Money Market Funds - 0.7%
Fidelity Cash Central Fund, 1.11% (c)	8,513,602	8,515,305
Fidelity Securities Lending Cash Central Fund 1.11% (c)(d)	8,525,328	8,526,180
TOTAL MONEY MARKET FUNDS
(Cost $17,041,042)		17,041,485
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $2,111,249,273)		2,645,493,509
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,535,928)
NET ASSETS - 100%		$2,642,957,581

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$310,941
Fidelity Securities Lending Cash Central Fund	4,312,502
Total	$4,623,443

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,622,052,363	$2,509,927,667	$112,124,696	$--
Nonconvertible Preferred Stocks	6,399,661	6,399,661	--	--
Money Market Funds	17,041,485	17,041,485	--	--
Total Investments in Securities:	$2,645,493,509	$2,533,368,813	$112,124,696	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.8%
Belgium	2.9%
Bermuda	2.7%
Others (Individually Less Than 1%)	5.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Consumer Staples Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $8,373,419) — See accompanying schedule: Unaffiliated issuers (cost $2,094,208,231)	$2,628,452,024
Fidelity Central Funds (cost $17,041,042)	17,041,485
Total Investment in Securities (cost $2,111,249,273)		$2,645,493,509
Receivable for investments sold		5,536,361
Receivable for fund shares sold		1,444,159
Dividends receivable		8,565,508
Distributions receivable from Fidelity Central Funds		80,717
Other receivables		171,782
Total assets		2,661,292,036
Liabilities
Payable for investments purchased	$2,521,744
Payable for fund shares redeemed	5,015,374
Accrued management fee	1,221,479
Distribution and service plan fees payable	357,575
Other affiliated payables	492,601
Other payables and accrued expenses	176,907
Collateral on securities loaned	8,548,775
Total liabilities		18,334,455
Net Assets		$2,642,957,581
Net Assets consist of:
Paid in capital		$1,951,128,702
Undistributed net investment income		32,848,790
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		124,702,159
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		534,277,930
Net Assets		$2,642,957,581
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($357,988,757 ÷ 3,738,308 shares)		$95.76
Maximum offering price per share (100/94.25 of $95.76)		$101.60
Class M:
Net Asset Value and redemption price per share ($87,937,030 ÷ 926,814 shares)		$94.88
Maximum offering price per share (100/96.50 of $94.88)		$98.32
Class C:
Net Asset Value and offering price per share ($288,178,074 ÷ 3,092,318 shares)(a)		$93.19
Consumer Staples:
Net Asset Value, offering price and redemption price per share ($1,550,420,314 ÷ 16,039,578 shares)		$96.66
Class I:
Net Asset Value, offering price and redemption price per share ($358,433,406 ÷ 3,715,946 shares)		$96.46

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2017 (Unaudited)
Investment Income
Dividends		$41,648,001
Income from Fidelity Central Funds (including $4,312,502 from security lending)		4,623,443
Total income		46,271,444
Expenses
Management fee	$7,766,230
Transfer agent fees	2,623,106
Distribution and service plan fees	2,243,713
Accounting and security lending fees	445,431
Custodian fees and expenses	35,866
Independent trustees' fees and expenses	32,924
Registration fees	97,548
Audit	35,247
Legal	21,418
Miscellaneous	24,264
Total expenses before reductions	13,325,747
Expense reductions	(76,627)	13,249,120
Net investment income (loss)		33,022,324
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	130,040,418
Fidelity Central Funds	(13,734)
Foreign currency transactions	(7,142)
Total net realized gain (loss)		130,019,542
Change in net unrealized appreciation (depreciation) on:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $618,798)	(126,686,719)
Fidelity Central Funds	(29,147)
Assets and liabilities in foreign currencies	80,389
Total change in net unrealized appreciation (depreciation)		(126,635,477)
Net gain (loss)		3,384,065
Net increase (decrease) in net assets resulting from operations		$36,406,389

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$33,022,324	$47,285,744
Net realized gain (loss)	130,019,542	217,332,500
Change in net unrealized appreciation (depreciation)	(126,635,477)	57,308,049
Net increase (decrease) in net assets resulting from operations	36,406,389	321,926,293
Distributions to shareholders from net investment income	(4,974,935)	(44,327,157)
Distributions to shareholders from net realized gain	(39,438,066)	(82,139,579)
Total distributions	(44,413,001)	(126,466,736)
Share transactions - net increase (decrease)	(210,545,204)	(395,070,237)
Redemption fees	–	44,026
Total increase (decrease) in net assets	(218,551,816)	(199,566,654)
Net Assets
Beginning of period	2,861,509,397	3,061,076,051
End of period	$2,642,957,581	$2,861,509,397
Other Information
Undistributed net investment income end of period	$32,848,790	$4,801,401

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Consumer Staples Portfolio Class A

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$96.18	$89.78	$101.33	$87.93	$85.67	$74.90
Income from Investment Operations
Net investment income (loss)B	1.08	1.28	1.34	1.37	1.43	1.26
Net realized and unrealized gain (loss)	(.03)C	9.12	(4.86)	17.28	7.51	11.73
Total from investment operations	1.05	10.40	(3.52)	18.65	8.94	12.99
Distributions from net investment income	(.13)	(1.37)	(1.31)	(1.28)	(1.44)	(1.08)
Distributions from net realized gain	(1.34)	(2.64)	(6.72)	(3.98)	(5.24)	(1.14)
Total distributions	(1.47)	(4.00)D	(8.03)	(5.25)E	(6.68)	(2.22)
Redemption fees added to paid in capitalB	–	–F	–F	–F	–F	–F
Net asset value, end of period	$95.76	$96.18	$89.78	$101.33	$87.93	$85.67
Total ReturnG,H,I	1.07%	11.91%	(3.51)%	21.95%	10.53%	17.60%
Ratios to Average Net AssetsJ,K
Expenses before reductions	1.05%L	1.04%	1.04%	1.05%	1.06%	1.08%
Expenses net of fee waivers, if any	1.05%L	1.04%	1.04%	1.05%	1.06%	1.08%
Expenses net of all reductions	1.05%L	1.03%	1.04%	1.05%	1.06%	1.08%
Net investment income (loss)	2.20%L	1.37%	1.45%	1.45%	1.61%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$357,989	$522,014	$470,249	$414,151	$329,459	$277,329
Portfolio turnover rateM	44%L	56%N	63%	42%N	31%	28%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $4.00 per share is comprised of distributions from net investment income of $1.365 and distributions from net realized gain of $2.636 per share.

 E Total distributions of $5.25 per share is comprised of distributions from net investment income of $1.275 and distributions from net realized gain of $3.976 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Total returns do not include the effect of the sales charges.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 N Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Consumer Staples Portfolio Class M

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$95.42	$89.10	$100.61	$87.37	$85.18	$74.49
Income from Investment Operations
Net investment income (loss)B	.94	1.01	1.08	1.10	1.18	1.03
Net realized and unrealized gain (loss)	(.03)C	9.07	(4.83)	17.15	7.46	11.68
Total from investment operations	.91	10.08	(3.75)	18.25	8.64	12.71
Distributions from net investment income	(.11)	(1.12)	(1.04)	(1.04)	(1.21)	(.88)
Distributions from net realized gain	(1.34)	(2.64)	(6.72)	(3.98)	(5.24)	(1.14)
Total distributions	(1.45)	(3.76)	(7.76)	(5.01)D	(6.45)	(2.02)
Redemption fees added to paid in capitalB	–	–E	–E	–E	–E	–E
Net asset value, end of period	$94.88	$95.42	$89.10	$100.61	$87.37	$85.18
Total ReturnF,G,H	.93%	11.61%	(3.78)%	21.60%	10.23%	17.29%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.32%K	1.32%	1.32%	1.32%	1.33%	1.36%
Expenses net of fee waivers, if any	1.32%K	1.32%	1.32%	1.32%	1.33%	1.36%
Expenses net of all reductions	1.31%K	1.31%	1.31%	1.32%	1.33%	1.35%
Net investment income (loss)	1.93%K	1.09%	1.17%	1.18%	1.34%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$87,937	$89,925	$76,586	$81,489	$61,421	$52,024
Portfolio turnover rateL	44%K	56%M	63%	42%M	31%	28%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $5.01 per share is comprised of distributions from net investment income of $1.036 and distributions from net realized gain of $3.976 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Consumer Staples Portfolio Class C

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$93.89	$87.77	$99.27	$86.32	$84.28	$73.75
Income from Investment Operations
Net investment income (loss)B	.70	.56	.63	.65	.75	.65
Net realized and unrealized gain (loss)	(.03)C	8.92	(4.75)	16.93	7.36	11.55
Total from investment operations	.67	9.48	(4.12)	17.58	8.11	12.20
Distributions from net investment income	(.03)	(.73)	(.65)	(.65)	(.84)	(.53)
Distributions from net realized gain	(1.34)	(2.64)	(6.72)	(3.98)	(5.24)	(1.14)
Total distributions	(1.37)	(3.36)D	(7.38)E	(4.63)	(6.07)F	(1.67)
Redemption fees added to paid in capitalB	–	–G	–G	–G	–G	–G
Net asset value, end of period	$93.19	$93.89	$87.77	$99.27	$86.32	$84.28
Total ReturnH,I,J	.70%	11.07%	(4.23)%	21.03%	9.70%	16.73%
Ratios to Average Net AssetsK,L
Expenses before reductions	1.79%M	1.80%	1.80%	1.80%	1.82%	1.83%
Expenses net of fee waivers, if any	1.79%M	1.79%	1.80%	1.80%	1.82%	1.83%
Expenses net of all reductions	1.79%M	1.79%	1.79%	1.80%	1.81%	1.82%
Net investment income (loss)	1.46%M	.61%	.69%	.70%	.85%	.83%
Supplemental Data
Net assets, end of period (000 omitted)	$288,178	$308,350	$250,576	$228,151	$164,669	$134,966
Portfolio turnover rateN	44%M	56%O	63%	42%O	31%	28%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $3.36 per share is comprised of distributions from net investment income of $.726 and distributions from net realized gain of $2.636 per share.

 E Total distributions of $7.38 per share is comprised of distributions from net investment income of $.651 and distributions from net realized gain of $6.724 per share.

 F Total distributions of $6.07 per share is comprised of distributions from net investment income of $.837 and distributions from net realized gain of $5.237 per share.

 G Amount represents less than $.005 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Total returns do not include the effect of the contingent deferred sales charge.

 K Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 M Annualized

 N Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 O Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Consumer Staples Portfolio

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$97.01	$90.48	$102.03	$88.51	$86.17	$75.29
Income from Investment Operations
Net investment income (loss)B	1.23	1.56	1.61	1.64	1.69	1.48
Net realized and unrealized gain (loss)	(.04)C	9.20	(4.89)	17.40	7.55	11.82
Total from investment operations	1.19	10.76	(3.28)	19.04	9.24	13.30
Distributions from net investment income	(.20)	(1.60)	(1.55)	(1.54)	(1.66)	(1.28)
Distributions from net realized gain	(1.34)	(2.64)	(6.72)	(3.98)	(5.24)	(1.14)
Total distributions	(1.54)	(4.23)D	(8.27)	(5.52)	(6.90)	(2.42)
Redemption fees added to paid in capitalB	–	–E	–E	–E	–E	–E
Net asset value, end of period	$96.66	$97.01	$90.48	$102.03	$88.51	$86.17
Total ReturnF,G	1.21%	12.24%	(3.25)%	22.27%	10.82%	17.94%
Ratios to Average Net AssetsH,I
Expenses before reductions	.77%J	.76%	.77%	.77%	.79%	.81%
Expenses net of fee waivers, if any	.77%J	.76%	.77%	.77%	.79%	.81%
Expenses net of all reductions	.76%J	.76%	.76%	.77%	.79%	.80%
Net investment income (loss)	2.49%J	1.64%	1.72%	1.73%	1.88%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$1,550,420	$1,665,604	$2,039,983	$2,173,970	$1,328,594	$1,425,055
Portfolio turnover rateK	44%J	56%L	63%	42%L	31%	28%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $4.23 per share is comprised of distributions from net investment income of $1.596 and distributions from net realized gain of $2.636 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Consumer Staples Portfolio Class I

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$96.82	$90.34	$101.91	$88.33	$85.92	$75.14
Income from Investment Operations
Net investment income (loss)B	1.22	1.54	1.60	1.59	1.66	1.45
Net realized and unrealized gain (loss)	(.04)C	9.19	(4.89)	17.40	7.53	11.79
Total from investment operations	1.18	10.73	(3.29)	18.99	9.19	13.24
Distributions from net investment income	(.20)	(1.61)	(1.55)	(1.44)	(1.54)	(1.32)
Distributions from net realized gain	(1.34)	(2.64)	(6.72)	(3.98)	(5.24)	(1.14)
Total distributions	(1.54)	(4.25)	(8.28)D	(5.41)E	(6.78)	(2.46)
Redemption fees added to paid in capitalB	–	–F	–F	–F	–F	–F
Net asset value, end of period	$96.46	$96.82	$90.34	$101.91	$88.33	$85.92
Total ReturnG,H	1.21%	12.22%	(3.26)%	22.26%	10.80%	17.90%
Ratios to Average Net AssetsI,J
Expenses before reductions	.78%K	.78%	.78%	.80%	.82%	.85%
Expenses net of fee waivers, if any	.78%K	.78%	.77%	.80%	.82%	.85%
Expenses net of all reductions	.77%K	.77%	.77%	.80%	.82%	.84%
Net investment income (loss)	2.48%K	1.63%	1.71%	1.70%	1.85%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$358,433	$275,616	$216,836	$198,538	$154,271	$378,731
Portfolio turnover rateL	44%K	56%M	63%	42%M	31%	28%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $8.28 per share is comprised of distributions from net investment income of $1.553 and distributions from net realized gain of $6.724 per share.

 E Total distributions of $5.41 per share is comprised of distributions from net investment income of $1.436 and distributions from net realized gain of $3.976 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2017

1. Organization.

Consumer Staples Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class M (formerly Class T), Class C, Consumer Staples and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period March 1, 2016 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$636,748,550
Gross unrealized depreciation	(112,378,851)
Net unrealized appreciation (depreciation)	$524,369,699
Tax cost	$2,121,123,810

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $607,927,606 and $784,519,326, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$484,738	$–
Class M	.25%	.25%	227,998	–
Class C	.75%	.25%	1,530,977	251,882
			$2,243,713	$251,882

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$121,378
Class M	14,227
Class C(a)	32,344
$167,949

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$402,176.21
Class M	102,505.22
Class C	305,148.20
Consumer Staples	1,441,186.17
Class I	372,091.18
	$2,623,106

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $16,195 for the period.

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 2,230,314 shares of the Fund held by an affiliated entity were redeemed in-kind for investments and cash with a value of $205,991,818. The Fund had a net realized gain of $85,065,706 on investments delivered through the in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $7,646.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,658 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $62,534 for the period. Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expense by $143.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $13,950.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2017	Year ended February 28, 2017
From net investment income
Class A	$511,554	$7,577,410
Class M	101,980	1,043,893
Class C	109,620	2,453,649
Consumer Staples	3,382,754	28,450,076
Class I	869,027	4,802,129
Total	$4,974,935	$44,327,157
From net realized gain
Class A	$5,341,726	$14,585,099
Class M	1,250,852	2,440,856
Class B	–	38,559
Class C	4,310,637	8,724,413
Consumer Staples	22,839,321	48,589,839
Class I	5,695,530	7,760,813
Total	$39,438,066	$82,139,579

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2017	Year ended February 28, 2017	Six months ended August 31, 2017	Year ended February 28, 2017
Class A
Shares sold	444,732	2,074,631	$43,579,322	$195,949,659
Reinvestment of distributions	59,428	237,892	5,744,829	21,465,950
Shares redeemed	(2,193,084)	(2,123,267)	(212,515,389)	(197,828,865)
Net increase (decrease)	(1,688,924)	189,256	$(163,191,238)	$19,586,744
Class M
Shares sold	67,367	258,361	$6,527,508	$24,169,768
Reinvestment of distributions	14,044	37,389	1,346,502	3,349,216
Shares redeemed	(97,015)	(212,844)	(9,392,746)	(19,792,973)
Net increase (decrease)	(15,604)	82,906	$(1,518,736)	$7,726,011
Class B
Shares sold	–	1,629	$–	$151,958
Reinvestment of distributions	–	379	–	35,399
Shares redeemed	–	(78,913)	–	(7,397,851)
Net increase (decrease)	–	(76,905)	$–	$(7,210,494)
Class C
Shares sold	227,445	1,245,446	$21,693,368	$115,155,143
Reinvestment of distributions	43,923	115,157	4,143,666	10,152,865
Shares redeemed	(463,146)	(931,585)	(44,125,499)	(84,513,838)
Net increase (decrease)	(191,778)	429,018	$(18,288,465)	$40,794,170
Consumer Staples
Shares sold	1,112,057	4,086,473	$109,978,272	$389,479,615
Reinvestment of distributions	254,563	801,941	24,812,185	73,103,322
Shares redeemed	(2,497,051)	(10,263,589)(a)	(245,989,625)	(963,924,332)(a)
Net increase (decrease)	(1,130,431)	(5,375,175)	$(111,199,168)	$(501,341,395)
Class I
Shares sold	2,116,133	2,282,645	$206,372,922	$217,344,361
Reinvestment of distributions	63,184	121,641	6,146,528	11,031,386
Shares redeemed	(1,310,154)	(1,957,632)	(128,867,047)	(183,001,020)
Net increase (decrease)	869,163	446,654	$83,652,403	$45,374,727

 (a) Amount includes in-kind redemptions (see the Prior Year Redemptions In-Kind note for additional details)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Gold Portfolio

Consolidated Investment Summary (Unaudited)

The information in the following tables is based on the consolidated investments of the Fund.

Top Ten Holdings as of August 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Newmont Mining Corp.	8.3	6.9
Randgold Resources Ltd. sponsored ADR	7.6	8.2
Barrick Gold Corp.	7.1	7.6
Agnico Eagle Mines Ltd. (Canada)	5.6	6.0
B2Gold Corp.	5.1	5.7
Franco-Nevada Corp.	4.9	5.3
Silver Bullion	4.7	4.0
Royal Gold, Inc.	3.9	2.8
Premier Gold Mines Ltd.	3.3	1.9
Newcrest Mining Ltd.	3.1	4.5
	53.6

Top Industries (% of fund's net assets)

As of August 31, 2017
Gold	90.1%
Commodities & Related Investments*	5.7%
Silver	1.2%
Precious Metals & Minerals	0.9%
Diversified Metals & Mining	0.8%
Copper	0.6%
All Others**	0.7%

 * Includes gold bullion and/or silver bullion.

 ** Includes Short-Term investments and Net Other Assets (Liabilities).

As of February 28, 2017
Gold	90.5%
Commodities & Related Investments*	5.7%
Precious Metals & Minerals	1.0%
Silver	1.0%
Diversified Metals & Mining	0.8%
Copper	0.3%
All Others**	0.7%

 * Includes gold bullion and/or silver bullion.

 ** Includes Short-Term investments and Net Other Assets (Liabilities).

Geographic Diversification (% of fund's net assets)

As of August 31, 2017
Canada	60.8%
United States of America*	18.8%
Bailiwick of Jersey	7.6%
Australia	4.7%
South Africa	4.3%
Peru	1.4%
Cayman Islands	1.3%
United Kingdom	0.8%
China	0.3%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

As of February 28, 2017
Canada	59.8%
United States of America*	16.3%
Bailiwick of Jersey	8.3%
Australia	6.2%
South Africa	4.8%
United Kingdom	2.1%
Cayman Islands	1.2%
Peru	1.0%
China	0.3%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Gold Portfolio

Consolidated Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.6%
	Shares	Value
Australia - 4.7%
Metals & Mining - 4.7%
Gold - 4.7%
Dacian Gold Ltd.	40,000	$70,910
Evolution Mining Ltd.	3,631,243	6,985,709
Gold Road Resources Ltd. (a)	1,080,000	626,739
Newcrest Mining Ltd.	2,629,162	47,757,696
Northern Star Resources Ltd.	818,118	3,388,391
Perseus Mining Ltd.:
(Australia) (a)	1,717,134	409,511
(Canada) (a)	1,300,000	322,723
Resolute Mng Ltd.	3,935,161	3,785,190
Saracen Mineral Holdings Ltd. (a)	5,187,787	5,629,303
Silver Lake Resources Ltd. (a)	2,840,985	993,714
St Barbara Ltd.	1,317,257	2,952,973
		72,922,859
Bailiwick of Jersey - 7.6%
Metals & Mining - 7.6%
Gold - 7.6%
Randgold Resources Ltd. sponsored ADR	1,160,795	118,969,880
Canada - 60.8%
Metals & Mining - 60.8%
Copper - 0.6%
First Quantum Minerals Ltd.	832,200	10,029,718
Diversified Metals & Mining - 0.8%
Arizona Mining, Inc. (a)(b)	1,255,600	3,147,170
Ivanhoe Mines Ltd. (a)	2,600,800	9,434,734
Sabina Gold & Silver Corp. (a)	65,500	126,935
		12,708,839
Gold - 57.5%
Agnico Eagle Mines Ltd. (Canada)	1,691,201	86,689,711
Alacer Gold Corp. (a)	2,554,063	4,479,198
Alamos Gold, Inc.	3,726,787	31,037,906
Alio Gold Corp. (a)	37,150	158,269
Argonaut Gold, Inc. (a)	6,106,462	13,741,068
B2Gold Corp. (a)	28,695,793	78,820,076
Barrick Gold Corp.	6,121,469	110,247,718
Belo Sun Mining Corp. (a)(b)	160,800	84,987
Centerra Gold, Inc.	512,500	3,078,078
Continental Gold, Inc. (a)	9,366,700	25,952,979
Detour Gold Corp. (a)	2,619,800	36,671,955
Detour Gold Corp. (a)(c)	785,900	11,001,027
Eldorado Gold Corp.	9,350,935	19,244,767
Franco-Nevada Corp.	937,900	76,729,421
Goldcorp, Inc.	3,017,100	41,460,209
Guyana Goldfields, Inc. (a)	4,666,400	18,684,284
Guyana Goldfields, Inc. (a)(c)	155,000	620,621
IAMGOLD Corp. (a)	1,424,000	9,453,421
Kinross Gold Corp. (a)	3,400,391	15,494,074
Kirkland Lake Gold Ltd.	838,019	10,918,574
Klondex Mines Ltd. (a)	1,904,478	6,405,452
Liberty Gold Corp. (a)	1,418,150	539,436
Lundin Gold, Inc. (a)	13,800	58,129
New Gold, Inc. (a)	7,391,375	27,641,819
Novagold Resources, Inc. (a)	2,027,500	8,816,276
OceanaGold Corp.	9,921,932	30,828,505
Osisko Gold Royalties Ltd.	1,242,893	17,378,108
Premier Gold Mines Ltd. (a)(d)	16,645,522	52,252,610
Pretium Resources, Inc. (a)	1,752,683	14,540,777
Pretium Resources, Inc. (a)(c)	225,000	1,866,667
Primero Mining Corp. (a)	1,387,100	122,187
Richmont Mines, Inc. (a)	1,041,643	9,567,684
Rubicon Minerals Corp. (a)	1,000	1,273
Sandstorm Gold Ltd. (a)	1,820,475	8,644,978
Seabridge Gold, Inc. (a)	1,419,090	17,383,855
SEMAFO, Inc. (a)	7,675,000	21,634,434
Ssr Mining, Inc. (a)	1,323,700	13,845,907
Tahoe Resources, Inc.	3,474,438	16,582,703
Teranga Gold Corp. (a)	471,000	1,342,751
Teranga Gold Corp. CDI unit (a)	667,614	1,820,369
TMAC Resources, Inc. (a)	6,300	44,649
Torex Gold Resources, Inc. (a)	2,518,700	42,517,875
Yamana Gold, Inc.	2,755,620	8,142,733
		896,547,520
Precious Metals & Minerals - 0.7%
Dalradian Resources, Inc. (a)	729,500	946,378
Gold Standard Ventures Corp. (a)	2,970,300	5,287,146
Osisko Mining, Inc. (a)(b)	1,018,400	3,865,638
		10,099,162
Silver - 1.2%
MAG Silver Corp. (a)	448,200	5,627,849
Wheaton Precious Metals Corp.	636,900	13,230,179
		18,858,028
TOTAL METALS & MINING		948,243,267
Cayman Islands - 1.3%
Metals & Mining - 1.3%
Gold - 1.3%
Endeavour Mining Corp. (a)	1,030,040	20,456,450
China - 0.3%
Metals & Mining - 0.3%
Gold - 0.3%
Zijin Mng Group Co. Ltd. (H Shares)	10,858,000	3,982,041
Peru - 1.4%
Metals & Mining - 1.4%
Gold - 1.4%
Compania de Minas Buenaventura SA sponsored ADR	1,658,997	22,280,330
South Africa - 4.3%
Metals & Mining - 4.3%
Gold - 4.3%
AngloGold Ashanti Ltd. sponsored ADR	3,524,508	35,738,511
DRDGOLD Ltd. sponsored ADR	1,000	3,450
Gold Fields Ltd. sponsored ADR	3,614,426	16,120,340
Harmony Gold Mining Co. Ltd.	1,484,000	2,994,258
Harmony Gold Mining Co. Ltd. sponsored ADR	1,460,400	3,008,424
Sibanye Gold Ltd. ADR	1,320,306	8,449,958
		66,314,941
United Kingdom - 0.8%
Metals & Mining - 0.8%
Gold - 0.6%
Acacia Mining PLC	2,736,536	7,162,156
Pan African Resources PLC	550,000	103,125
Solgold PLC (a)(b)	3,320,331	1,556,401
		8,821,682
Precious Metals & Minerals - 0.2%
Fresnillo PLC	150,200	3,138,654
TOTAL METALS & MINING		11,960,336
United States of America - 12.4%
Metals & Mining - 12.4%
Gold - 12.4%
McEwen Mining, Inc.	1,096,410	2,817,774
Newmont Mining Corp.	3,368,678	129,155,108
Royal Gold, Inc.	659,313	61,500,717
		193,473,599
TOTAL COMMON STOCKS
(Cost $1,278,906,548)		1,458,603,703
	Troy Ounces

Commodities - 5.7%
Gold Bullion (a)	11,510	15,225,428
Silver Bullion (a)	4,172,000	73,500,210
TOTAL COMMODITIES
(Cost $81,866,785)		88,725,638
	Shares

Money Market Funds - 0.9%
Fidelity Cash Central Fund, 1.11% (e)	12,988,126	12,990,724
Fidelity Securities Lending Cash Central Fund 1.11% (e)(f)	1,265,624	1,265,751
TOTAL MONEY MARKET FUNDS
(Cost $14,256,469)		14,256,475
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $1,375,029,802)		1,561,585,816
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(2,965,301)
NET ASSETS - 100%		$1,558,620,515

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,488,315 or 0.9% of net assets.

 (d) Affiliated company

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$27,252
Fidelity Securities Lending Cash Central Fund	23,389
Total	$50,641

Consolidated Subsidiary

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
FIdelity Select Cayman Gold Ltd.	$87,787,763	$14,344,719	$12,181,500	$-	$(256,190)	$(1,013,927)	$88,680,865

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Continental Gold, Inc.	$26,033,941	$4,080,231	$--	$--	$--	$(4,161,194)	$--
Premier Gold Mines Ltd.	29,885,078	2,666,090	72,855	--	(70,838)	19,845,135	52,252,610
Total	$55,919,019	$6,746,321	$72,855	$--	$(70,838)	$15,683,941	$52,252,610

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,458,603,703	$1,455,609,445	$2,994,258	$--
Commodities	88,725,638	88,725,638	--	--
Money Market Funds	14,256,475	14,256,475	--	--
Total Investments in Securities:	$1,561,585,816	$1,558,591,558	$2,994,258	$--

See accompanying notes which are an integral part of the consolidated financial statements.

Gold Portfolio

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities

		August 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,196,904) — See accompanying schedule: Unaffiliated issuers (cost $1,233,803,316)	$1,406,351,093
Fidelity Central Funds (cost $14,256,469)	14,256,475
Commodities (cost $81,866,785)	88,725,638
Other affiliated issuers (cost $45,103,232)	52,252,610
Total Investment in Securities (cost $1,375,029,802)		$1,561,585,816
Cash		22,103
Foreign currency held at value (cost $120,719)		121,285
Receivable for investments sold		1,052,368
Receivable for fund shares sold		2,145,597
Dividends receivable		525,368
Distributions receivable from Fidelity Central Funds		15,155
Other receivables		82,461
Total assets		1,565,550,153
Liabilities
Payable for investments purchased	$138,712
Payable for fund shares redeemed	4,264,178
Accrued management fee	661,093
Distribution and service plan fees payable	111,781
Other affiliated payables	318,982
Other payables and accrued expenses	169,069
Collateral on securities loaned	1,265,823
Total liabilities		6,929,638
Net Assets		$1,558,620,515
Net Assets consist of:
Paid in capital		$2,760,993,415
Accumulated net investment loss		(1,335,947)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,387,593,739)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		186,556,786
Net Assets		$1,558,620,515
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($78,013,298 ÷ 3,605,791 shares)		$21.64
Maximum offering price per share (100/94.25 of $21.64)		$22.96
Class M:
Net Asset Value and redemption price per share ($25,535,044 ÷ 1,201,798 shares)		$21.25
Maximum offering price per share (100/96.50 of $21.25)		$22.02
Class C:
Net Asset Value and offering price per share ($111,122,082 ÷ 5,463,556 shares)(a)		$20.34
Gold:
Net Asset Value, offering price and redemption price per share ($1,271,324,594 ÷ 57,357,370 shares)		$22.16
Class I:
Net Asset Value, offering price and redemption price per share ($72,625,497 ÷ 3,277,270 shares)		$22.16

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Statement of Operations

		Six months ended August 31, 2017 (Unaudited)
Investment Income
Dividends		$6,094,201
Income from Fidelity Central Funds		50,641
Income before foreign taxes withheld		6,144,842
Less foreign taxes withheld		(491,360)
Total income		5,653,482
Expenses
Management fee	$4,139,644
Transfer agent fees	1,646,207
Distribution and service plan fees	666,693
Accounting and security lending fees	332,190
Custodian fees and expenses	140,937
Independent trustees' fees and expenses	17,323
Registration fees	78,615
Audit	31,701
Legal	10,739
Miscellaneous	13,800
Total expenses before reductions	7,077,849
Expense reductions	(138,092)	6,939,757
Net investment income (loss)		(1,286,275)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	(25,833,810)
Fidelity Central Funds	(78)
Other affiliated issuers	(70,838)
Commodities	(159,200)
Foreign currency transactions	7,995
Total net realized gain (loss)		(26,055,931)
Change in net unrealized appreciation (depreciation) on:
Investments:
Investments	91,894,697
Fidelity Central Funds	(6)
Other Affiliated issuers	15,683,941
Assets and liabilities in foreign currencies	2,204
Commodities	(902,889)
Total change in net unrealized appreciation (depreciation)		106,677,947
Net gain (loss)		80,622,016
Net increase (decrease) in net assets resulting from operations		$79,335,741

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Statement of Changes in Net Assets

	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(1,286,275)	$(8,049,958)
Net realized gain (loss)	(26,055,931)	(56,558,933)
Change in net unrealized appreciation (depreciation)	106,677,947	282,432,875
Net increase (decrease) in net assets resulting from operations	79,335,741	217,823,984
Distributions to shareholders from net realized gain	(3,130,280)	(47,051,891)
Share transactions - net increase (decrease)	(57,689,283)	114,767,885
Redemption fees	–	402,160
Total increase (decrease) in net assets	18,516,178	285,942,138
Net Assets
Beginning of period	1,540,104,337	1,254,162,199
End of period	$1,558,620,515	$1,540,104,337
Other Information
Accumulated net investment loss end of period	$(1,335,947)	$(49,672)

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights — Gold Portfolio Class A

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$20.54	$17.70	$18.11	$22.01	$30.25	$45.37
Income from Investment Operations
Net investment income (loss)B	(.04)	(.16)	(.06)	(.10)	–C	.07
Net realized and unrealized gain (loss)	1.17	3.59	(.35)	(3.80)	(8.25)	(15.19)
Total from investment operations	1.13	3.43	(.41)	(3.90)	(8.25)	(15.12)
Distributions from net realized gain	(.03)	(.60)	–	–	–	–
Total distributions	(.03)	(.60)	–	–	–	–
Redemption fees added to paid in capitalB	–	.01	–C	–C	.01	–C
Net asset value, end of period	$21.64	$20.54	$17.70	$18.11	$22.01	$30.25
Total ReturnD,E,F	5.52%	19.97%	(2.26)%	(17.72)%	(27.24)%	(33.33)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.18%I	1.19%	1.23%	1.23%	1.21%	1.18%
Expenses net of fee waivers, if any	1.16%I	1.16%	1.20%	1.19%	1.19%	1.17%
Expenses net of all reductions	1.16%I	1.16%	1.20%	1.19%	1.18%	1.17%
Net investment income (loss)	(.40)%I	(.71)%	(.44)%	(.51)%	- %J	.18%
Supplemental Data
Net assets, end of period (000 omitted)	$78,013	$83,589	$53,509	$46,898	$60,270	$101,202
Portfolio turnover rateK	19%I	28%	20%	20%	56%	18%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount represents less than .005%.

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights — Gold Portfolio Class M

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$20.19	$17.37	$17.83	$21.73	$29.95	$45.04
Income from Investment Operations
Net investment income (loss)B	(.07)	(.22)	(.11)	(.15)	(.06)	(.03)
Net realized and unrealized gain (loss)	1.16	3.54	(.35)	(3.75)	(8.17)	(15.06)
Total from investment operations	1.09	3.32	(.46)	(3.90)	(8.23)	(15.09)
Distributions from net realized gain	(.03)	(.51)	–	–	–	–
Total distributions	(.03)	(.51)	–	–	–	–
Redemption fees added to paid in capitalB	–	.01	–C	–C	.01	–C
Net asset value, end of period	$21.25	$20.19	$17.37	$17.83	$21.73	$29.95
Total ReturnD,E,F	5.38%	19.62%	(2.58)%	(17.95)%	(27.45)%	(33.50)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.48%I	1.49%	1.52%	1.50%	1.49%	1.45%
Expenses net of fee waivers, if any	1.46%I	1.46%	1.48%	1.46%	1.47%	1.44%
Expenses net of all reductions	1.46%I	1.46%	1.48%	1.46%	1.46%	1.44%
Net investment income (loss)	(.70)%I	(1.01)%	(.72)%	(.79)%	(.28)%	(.09)%
Supplemental Data
Net assets, end of period (000 omitted)	$25,535	$25,170	$17,720	$16,200	$18,402	$24,913
Portfolio turnover rateJ	19%I	28%	20%	20%	56%	18%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights — Gold Portfolio Class C

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$19.36	$16.68	$17.20	$21.06	$29.15	$44.05
Income from Investment Operations
Net investment income (loss)B	(.10)	(.29)	(.16)	(.23)	(.16)	(.20)
Net realized and unrealized gain (loss)	1.10	3.42	(.36)	(3.63)	(7.94)	(14.70)
Total from investment operations	1.00	3.13	(.52)	(3.86)	(8.10)	(14.90)
Distributions from net realized gain	(.02)	(.45)	–	–	–	–
Total distributions	(.02)	(.45)	–	–	–	–
Redemption fees added to paid in capitalB	–	–C	–C	–C	.01	–C
Net asset value, end of period	$20.34	$19.36	$16.68	$17.20	$21.06	$29.15
Total ReturnD,E,F	5.14%	19.19%	(3.02)%	(18.33)%	(27.75)%	(33.83)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.85%I	1.88%	1.97%	1.96%	1.96%	1.93%
Expenses net of fee waivers, if any	1.83%I	1.85%	1.93%	1.92%	1.94%	1.92%
Expenses net of all reductions	1.83%I	1.84%	1.93%	1.92%	1.93%	1.91%
Net investment income (loss)	(1.07)%I	(1.40)%	(1.17)%	(1.25)%	(.76)%	(.57)%
Supplemental Data
Net assets, end of period (000 omitted)	$111,122	$101,215	$52,732	$39,429	$33,811	$37,787
Portfolio turnover rateJ	19%I	28%	20%	20%	56%	18%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights — Gold Portfolio

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$21.02	$18.12	$18.50	$22.41	$30.72	$45.96
Income from Investment Operations
Net investment income (loss)B	(.01)	(.09)	(.03)	(.04)	.06	.16
Net realized and unrealized gain (loss)	1.20	3.66	(.35)	(3.87)	(8.38)	(15.40)
Total from investment operations	1.19	3.57	(.38)	(3.91)	(8.32)	(15.24)
Distributions from net realized gain	(.05)	(.68)	–	–	–	–
Total distributions	(.05)	(.68)	–	–	–	–
Redemption fees added to paid in capitalB	–	.01	–C	–C	.01	–C
Net asset value, end of period	$22.16	$21.02	$18.12	$18.50	$22.41	$30.72
Total ReturnD,E	5.64%	20.38%	(2.05)%	(17.45)%	(27.05)%	(33.16)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.86%H	.87%	.97%	.94%	.94%	.93%
Expenses net of fee waivers, if any	.85%H	.84%	.93%	.90%	.92%	.92%
Expenses net of all reductions	.85%H	.84%	.93%	.90%	.91%	.92%
Net investment income (loss)	(.08)%H	(.39)%	(.17)%	(.22)%	.27%	.43%
Supplemental Data
Net assets, end of period (000 omitted)	$1,271,325	$1,271,458	$1,076,206	$992,944	$1,275,913	$2,301,019
Portfolio turnover rateI	19%H	28%	20%	20%	56%	18%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights — Gold Portfolio Class I

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$21.02	$18.13	$18.50	$22.41	$30.69	$45.87
Income from Investment Operations
Net investment income (loss)B	(.01)	(.09)	(.02)	(.04)	.07	.20
Net realized and unrealized gain (loss)	1.20	3.67	(.35)	(3.87)	(8.36)	(15.38)
Total from investment operations	1.19	3.58	(.37)	(3.91)	(8.29)	(15.18)
Distributions from net realized gain	(.05)	(.70)	–	–	–	–
Total distributions	(.05)	(.70)	–	–	–	–
Redemption fees added to paid in capitalB	–	.01	–C	–C	.01	–C
Net asset value, end of period	$22.16	$21.02	$18.13	$18.50	$22.41	$30.69
Total ReturnD,E	5.65%	20.41%	(2.00)%	(17.45)%	(26.98)%	(33.09)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.85%H	.87%	.92%	.90%	.87%	.84%
Expenses net of fee waivers, if any	.83%H	.84%	.88%	.86%	.85%	.83%
Expenses net of all reductions	.83%H	.84%	.88%	.86%	.84%	.82%
Net investment income (loss)	(.06)%H	(.39)%	(.12)%	(.18)%	.34%	.52%
Supplemental Data
Net assets, end of period (000 omitted)	$72,625	$58,673	$52,607	$23,667	$107,830	$128,262
Portfolio turnover rateI	19%H	28%	20%	20%	56%	18%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the consolidated financial statements.

Notes to Consolidated Financial Statements (Unaudited)

For the period ended August 31, 2017

1. Organization.

Gold Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class M (formerly Class T), Class C, Gold and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period March 1, 2016 through June 24, 2016.

2. Consolidated Subsidiary.

The Fund invests in certain commodity-related investments through Fidelity Select Gold Cayman Ltd, a wholly owned subsidiary (the "Subsidiary"). As of period end, the Fund held an investment of $88,680,865 in the Subsidiary, representing 5.7% of the Fund's net assets.

The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

3. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Consolidated Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

4. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in commodities are valued at their last traded price at 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2017 is included at the end the Fund's Consolidated Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), controlled foreign corporations, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes on an unconsolidated basis were as follows:

Gross unrealized appreciation	$381,059,966
Gross unrealized depreciation	(356,383,362)
Net unrealized appreciation (depreciation)	$24,676,604
Tax cost	$1,536,864,439

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(140,407,726)
Long-term	(1,077,593,342)
Total capital loss carryforward	$(1,218,001,068)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Consolidated Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $138,248,523 and $199,944,314, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease.

FMR, either through itself or through an affiliate provides investment management related services to the Subsidiary for which the Subsidiary pays a monthly management fee at the annual rate of .30% of its net assets. Under the management contract with the subsidiary, FMR pays all other expenses of the Subsidiary, except custodian fees.

For the reporting period, the total consolidated annual management fee rate which includes the management fee of the Fund and the Subsidiary was .56% of the Fund's average net assets.

During the period, the investment adviser waived a portion of the Fund's management fee representing the amount of the management fee paid by the Subsidiary to FMR as described in the Expense Reductions note.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$94,092	$2,057
Class M	.25%	.25%	60,670	–
Class C	.75%	.25%	511,931	149,970
			$666,693	$152,027

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$19,052
Class M	3,996
Class C(a)	8,211
$31,259

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$107,027.28
Class M	40,726.34
Class C	105,836.21
Gold	1,326,472.22
Class I	66,146.20
	$1,646,207

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $5,179 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $1,500.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,367 and is reflected in Miscellaneous expenses on the Consolidated Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $23,389.

9. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to the management fee paid by the Subsidiary to FMR. During the period, this waiver reduced the Fund's management fee by $118,759.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $12,774 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $6,559.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2017	Year ended February 28, 2017
From net realized gain
Class A	$127,654	$2,221,326
Class M	32,220	587,030
Class C	80,825	2,039,868
Gold	2,740,284	40,224,766
Class I	149,297	1,978,901
Total	$3,130,280	$47,051,891

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2017	Year ended February 28, 2017	Six months ended August 31, 2017	Year ended February 28, 2017
Class A
Shares sold	582,290	3,164,607	$11,642,181	$69,537,871
Reinvestment of distributions	5,732	120,564	125,534	2,146,978
Shares redeemed	(1,051,845)	(2,238,855)	(21,020,473)	(48,377,613)
Net increase (decrease)	(463,823)	1,046,316	$(9,252,758)	$23,307,236
Class M
Shares sold	150,921	712,177	$3,003,369	$15,561,760
Reinvestment of distributions	1,488	32,071	32,029	560,038
Shares redeemed	(196,977)	(517,783)	(3,878,428)	(11,004,318)
Net increase (decrease)	(44,568)	226,465	$(843,030)	$5,117,480
Class B
Shares sold	–	7,043	$–	$134,526
Shares redeemed	–	(89,908)	–	(1,923,575)
Net increase (decrease)	–	(82,865)	$–	$(1,789,049)
Class C
Shares sold	744,696	3,277,150	$14,167,937	$68,100,712
Reinvestment of distributions	3,724	115,019	76,867	1,909,405
Shares redeemed	(513,570)	(1,324,351)	(9,742,860)	(26,570,952)
Net increase (decrease)	234,850	2,067,818	$4,501,944	$43,439,165
Gold
Shares sold	9,265,178	44,152,495	$191,799,344	$998,832,934
Reinvestment of distributions	117,013	2,098,203	2,622,272	38,476,693
Shares redeemed	(12,513,844)	(45,146,079)	(256,491,430)	(990,273,602)
Net increase (decrease)	(3,131,653)	1,104,619	$(62,069,814)	$47,036,025
Class I
Shares sold	998,901	2,033,849	$20,504,790	$45,606,027
Reinvestment of distributions	6,152	97,474	137,796	1,788,422
Shares redeemed	(519,717)	(2,240,667)	(10,668,211)	(49,737,421)
Net increase (decrease)	485,336	(109,344)	$9,974,375	$(2,342,972)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Materials Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
E.I. du Pont de Nemours & Co.	16.0	15.3
LyondellBasell Industries NV Class A	5.8	5.5
Sherwin-Williams Co.	5.1	2.9
The Dow Chemical Co.	4.7	4.6
Ball Corp.	4.7	4.6
WestRock Co.	4.4	6.4
Graphic Packaging Holding Co.	3.6	4.8
Monsanto Co.	3.5	6.1
Ecolab, Inc.	3.4	3.9
PPG Industries, Inc.	3.4	4.4
	54.6

Top Industries (% of fund's net assets)

As of August 31, 2017
Chemicals	63.6%
Containers & Packaging	17.2%
Metals & Mining	13.2%
Construction Materials	3.6%
Trading Companies & Distributors	1.4%
All Others*	1.0%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

As of February 28, 2017
Chemicals	67.7%
Containers & Packaging	16.6%
Metals & Mining	9.4%
Construction Materials	3.3%
Trading Companies & Distributors	2.0%
All Others*	1.0%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Materials Portfolio

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
Chemicals - 63.6%
Commodity Chemicals - 8.2%
LyondellBasell Industries NV Class A	1,039,196	$94,140,766
Tronox Ltd. Class A	746,803	15,451,354
Westlake Chemical Corp.	293,100	22,542,321
		132,134,441
Diversified Chemicals - 25.0%
E.I. du Pont de Nemours & Co.	3,065,900	257,320,986
Eastman Chemical Co.	378,748	32,648,078
The Chemours Co. LLC	768,600	37,715,202
The Dow Chemical Co.	1,134,900	75,641,085
		403,325,351
Fertilizers & Agricultural Chemicals - 9.1%
Agrium, Inc.	168,300	16,507,214
CF Industries Holdings, Inc.	584,810	16,953,642
FMC Corp.	303,900	26,202,258
Monsanto Co.	475,730	55,755,556
The Scotts Miracle-Gro Co. Class A	332,731	31,805,756
		147,224,426
Industrial Gases - 3.0%
Air Products & Chemicals, Inc.	334,800	48,669,876
Specialty Chemicals - 18.3%
Axalta Coating Systems (a)	699,100	20,637,432
Ecolab, Inc.	417,520	55,655,416
Frutarom Industries Ltd.	171,096	13,137,729
Platform Specialty Products Corp. (a)	1,882,200	21,984,096
PPG Industries, Inc.	519,700	54,215,104
Sherwin-Williams Co.	240,200	81,492,654
W.R. Grace & Co.	663,640	47,436,987
		294,559,418

TOTAL CHEMICALS		1,025,913,512

Construction Materials - 3.6%
Construction Materials - 3.6%
Eagle Materials, Inc.	446,615	43,433,309
Summit Materials, Inc.	482,400	14,250,096
		57,683,405
Containers & Packaging - 17.2%
Metal & Glass Containers - 6.5%
Aptargroup, Inc.	166,000	13,879,260
Ball Corp.	1,883,061	75,303,609
Berry Global Group, Inc. (a)	284,200	15,983,408
		105,166,277
Paper Packaging - 10.7%
Avery Dennison Corp.	210,500	19,841,730
Graphic Packaging Holding Co.	4,514,395	58,912,855
Packaging Corp. of America	209,100	23,504,931
WestRock Co.	1,248,719	71,064,598
		173,324,114

TOTAL CONTAINERS & PACKAGING		278,490,391

Metals & Mining - 13.2%
Copper - 2.6%
Freeport-McMoRan, Inc. (a)	2,872,800	42,459,984
Diversified Metals & Mining - 2.4%
Alcoa Corp.	407,400	17,876,712
Glencore Xstrata PLC	3,540,237	16,457,480
Ivanhoe Mines Ltd. (a)	1,027,400	3,727,025
		38,061,217
Gold - 4.6%
Franco-Nevada Corp.	143,600	11,747,889
Newmont Mining Corp.	1,197,000	45,892,980
Randgold Resources Ltd. sponsored ADR (b)	166,000	17,013,340
		74,654,209
Steel - 3.6%
JFE Holdings, Inc.	240,100	4,743,687
Reliance Steel & Aluminum Co.	235,800	17,076,636
Steel Dynamics, Inc.	1,043,300	35,941,685
		57,762,008

TOTAL METALS & MINING		212,937,418

Trading Companies & Distributors - 1.4%
Trading Companies & Distributors - 1.4%
Univar, Inc. (a)	794,300	22,407,203
TOTAL COMMON STOCKS
(Cost $1,225,458,078)		1,597,431,929

Money Market Funds - 2.2%
Fidelity Cash Central Fund, 1.11% (c)	17,592,420	17,595,939
Fidelity Securities Lending Cash Central Fund 1.11% (c)(d)	17,265,939	17,267,665
TOTAL MONEY MARKET FUNDS
(Cost $34,862,744)		34,863,604
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $1,260,320,822)		1,632,295,533
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(18,828,365)
NET ASSETS - 100%		$1,613,467,168

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$57,142
Fidelity Securities Lending Cash Central Fund	42,894
Total	$100,036

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.0%
Netherlands	5.8%
Bailiwick of Jersey	2.1%
Canada	2.0%
Australia	1.0%
Others (Individually Less Than 1%)	1.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Materials Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $17,013,340) — See accompanying schedule: Unaffiliated issuers (cost $1,225,460,078)	$1,597,431,929
Fidelity Central Funds (cost $34,862,744)	34,863,604
Total Investment in Securities (cost $1,260,322,822)		$1,632,295,533
Foreign currency held at value (cost $20,307)		20,622
Receivable for fund shares sold		1,320,032
Dividends receivable		2,885,278
Distributions receivable from Fidelity Central Funds		20,599
Other receivables		111,986
Total assets		1,636,654,050
Liabilities
Payable for investments purchased	$2,379,628
Payable for fund shares redeemed	2,274,063
Accrued management fee	719,781
Distribution and service plan fees payable	121,583
Other affiliated payables	312,611
Other payables and accrued expenses	115,216
Collateral on securities loaned	17,264,000
Total liabilities		23,186,882
Net Assets		$1,613,467,168
Net Assets consist of:
Paid in capital		$1,189,007,405
Undistributed net investment income		7,030,550
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		45,456,187
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		371,973,026
Net Assets		$1,613,467,168
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($189,385,356 ÷ 2,222,102 shares)		$85.23
Maximum offering price per share (100/94.25 of $85.23)		$90.43
Class M:
Net Asset Value and redemption price per share ($36,186,506 ÷ 428,341 shares)		$84.48
Maximum offering price per share (100/96.50 of $84.48)		$87.54
Class C:
Net Asset Value and offering price per share ($82,067,428 ÷ 997,161 shares)(a)		$82.30
Materials:
Net Asset Value, offering price and redemption price per share ($881,380,293 ÷ 10,285,371 shares)		$85.69
Class I:
Net Asset Value, offering price and redemption price per share ($424,447,585 ÷ 4,962,363 shares)		$85.53

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2017 (Unaudited)
Investment Income
Dividends		$14,074,146
Income from Fidelity Central Funds		100,036
Total income		14,174,182
Expenses
Management fee	$4,284,426
Transfer agent fees	1,628,285
Distribution and service plan fees	748,422
Accounting and security lending fees	246,736
Custodian fees and expenses	13,537
Independent trustees' fees and expenses	17,939
Registration fees	91,499
Audit	26,939
Legal	11,127
Interest	570
Miscellaneous	10,692
Total expenses before reductions	7,080,172
Expense reductions	(38,825)	7,041,347
Net investment income (loss)		7,132,835
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	51,393,911
Fidelity Central Funds	147
Foreign currency transactions	1,825
Total net realized gain (loss)		51,395,883
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	35,519,935
Fidelity Central Funds	(1,638)
Assets and liabilities in foreign currencies	10,004
Total change in net unrealized appreciation (depreciation)		35,528,301
Net gain (loss)		86,924,184
Net increase (decrease) in net assets resulting from operations		$94,057,019

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,132,835	$16,237,847
Net realized gain (loss)	51,395,883	64,095,613
Change in net unrealized appreciation (depreciation)	35,528,301	293,420,932
Net increase (decrease) in net assets resulting from operations	94,057,019	373,754,392
Distributions to shareholders from net investment income	(2,594,339)	(13,547,763)
Distributions to shareholders from net realized gain	(15,363,271)	–
Total distributions	(17,957,610)	(13,547,763)
Share transactions - net increase (decrease)	(30,507,050)	(113,259,980)
Redemption fees	–	17,097
Total increase (decrease) in net assets	45,592,359	246,963,746
Net Assets
Beginning of period	1,567,874,809	1,320,911,063
End of period	$1,613,467,168	$1,567,874,809
Other Information
Undistributed net investment income end of period	$7,030,550	$2,492,054

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Materials Portfolio Class A

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$81.27	$62.94	$80.43	$86.46	$73.44	$69.23
Income from Investment Operations
Net investment income (loss)B	.30	.70	.79	.51	.36	.70
Net realized and unrealized gain (loss)	4.56	18.26	(16.80)	1.05	14.56	5.69
Total from investment operations	4.86	18.96	(16.01)	1.56	14.92	6.39
Distributions from net investment income	(.10)	(.63)	(.58)	(.43)	(.30)	(.63)
Distributions from net realized gain	(.80)	–	(.91)	(7.17)	(1.60)	(1.55)
Total distributions	(.90)	(.63)	(1.48)C	(7.59)D	(1.90)	(2.18)
Redemption fees added to paid in capitalB	–	–E	–E	–E	–E	–E
Net asset value, end of period	$85.23	$81.27	$62.94	$80.43	$86.46	$73.44
Total ReturnF,G,H	6.07%	30.18%	(20.01)%	2.20%	20.46%	9.40%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.07%K	1.08%	1.06%	1.06%	1.10%	1.13%
Expenses net of fee waivers, if any	1.07%K	1.08%	1.06%	1.06%	1.10%	1.13%
Expenses net of all reductions	1.07%K	1.07%	1.06%	1.06%	1.09%	1.12%
Net investment income (loss)	.73%K	.96%	1.09%	.61%	.45%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$189,385	$229,086	$202,747	$319,740	$336,777	$219,627
Portfolio turnover rateL	48%K	49%M	64%	76%M	53%	61%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.48 per share is comprised of distributions from net investment income of $.575 and distributions from net realized gain of $.906 per share.

 D Total distributions of $7.59 per share is comprised of distributions from net investment income of $.425 and distributions from net realized gain of $7.167 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Materials Portfolio Class M

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$80.66	$62.52	$79.95	$85.99	$73.05	$68.91
Income from Investment Operations
Net investment income (loss)B	.18	.47	.56	.25	.12	.50
Net realized and unrealized gain (loss)	4.52	18.12	(16.69)	1.06	14.48	5.66
Total from investment operations	4.70	18.59	(16.13)	1.31	14.60	6.16
Distributions from net investment income	(.08)	(.45)	(.40)	(.18)	(.06)	(.46)
Distributions from net realized gain	(.80)	–	(.91)	(7.17)	(1.60)	(1.55)
Total distributions	(.88)	(.45)	(1.30)C	(7.35)	(1.66)	(2.02)D
Redemption fees added to paid in capitalB	–	–E	–E	–E	–E	–E
Net asset value, end of period	$84.48	$80.66	$62.52	$79.95	$85.99	$73.05
Total ReturnF,G,H	5.91%	29.78%	(20.27)%	1.90%	20.10%	9.10%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.36%K	1.39%	1.38%	1.37%	1.40%	1.42%
Expenses net of fee waivers, if any	1.36%K	1.39%	1.37%	1.37%	1.40%	1.42%
Expenses net of all reductions	1.36%K	1.38%	1.37%	1.37%	1.39%	1.41%
Net investment income (loss)	.44%K	.65%	.77%	.31%	.15%	.73%
Supplemental Data
Net assets, end of period (000 omitted)	$36,187	$40,935	$30,118	$45,252	$45,223	$37,860
Portfolio turnover rateL	48%K	49%M	64%	76%M	53%	61%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.30 per share is comprised of distributions from net investment income of $.395 and distributions from net realized gain of $.906 per share.

 D Total distributions of $2.02 per share is comprised of distributions from net investment income of $.463 and distributions from net realized gain of $1.552 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Materials Portfolio Class C

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$78.72	$61.09	$78.12	$84.38	$71.96	$67.98
Income from Investment Operations
Net investment income (loss)B	(.01)	.15	.24	(.12)	(.23)	.18
Net realized and unrealized gain (loss)	4.41	17.68	(16.28)	1.03	14.23	5.55
Total from investment operations	4.40	17.83	(16.04)	.91	14.00	5.73
Distributions from net investment income	(.02)	(.20)	(.08)	–	–	(.20)
Distributions from net realized gain	(.80)	–	(.91)	(7.17)	(1.58)	(1.55)
Total distributions	(.82)	(.20)	(.99)	(7.17)	(1.58)	(1.75)
Redemption fees added to paid in capitalB	–	–C	–C	–C	–C	–C
Net asset value, end of period	$82.30	$78.72	$61.09	$78.12	$84.38	$71.96
Total ReturnD,E,F	5.66%	29.21%	(20.61)%	1.43%	19.56%	8.58%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.82%I	1.83%	1.81%	1.82%	1.85%	1.89%
Expenses net of fee waivers, if any	1.82%I	1.82%	1.81%	1.82%	1.85%	1.89%
Expenses net of all reductions	1.82%I	1.82%	1.81%	1.82%	1.84%	1.88%
Net investment income (loss)	(.02)%I	.21%	.34%	(.14)%	(.30)%	.26%
Supplemental Data
Net assets, end of period (000 omitted)	$82,067	$80,225	$66,896	$107,697	$106,879	$75,007
Portfolio turnover rateJ	48%I	49%K	64%	76%K	53%	61%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Materials Portfolio

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$81.64	$63.20	$80.77	$86.81	$73.68	$69.41
Income from Investment Operations
Net investment income (loss)B	.41	.90	.98	.73	.58	.90
Net realized and unrealized gain (loss)	4.59	18.34	(16.89)	1.05	14.63	5.71
Total from investment operations	5.00	19.24	(15.91)	1.78	15.21	6.61
Distributions from net investment income	(.15)	(.80)	(.76)	(.65)	(.48)	(.79)
Distributions from net realized gain	(.80)	–	(.91)	(7.17)	(1.60)	(1.55)
Total distributions	(.95)	(.80)	(1.66)C	(7.82)	(2.08)	(2.34)
Redemption fees added to paid in capitalB	–	–D	–D	–D	–D	–D
Net asset value, end of period	$85.69	$81.64	$63.20	$80.77	$86.81	$73.68
Total ReturnE,F	6.21%	30.52%	(19.81)%	2.46%	20.80%	9.71%
Ratios to Average Net AssetsG,H
Expenses before reductions	.80%I	.81%	.81%	.80%	.82%	.85%
Expenses net of fee waivers, if any	.80%I	.81%	.81%	.80%	.82%	.85%
Expenses net of all reductions	.80%I	.81%	.80%	.80%	.82%	.84%
Net investment income (loss)	1.01%I	1.22%	1.34%	.87%	.73%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$881,380	$882,504	$711,985	$1,107,689	$1,231,942	$1,146,782
Portfolio turnover rateJ	48%I	49%K	64%	76%K	53%	61%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.66 per share is comprised of distributions from net investment income of $.756 and distributions from net realized gain of $.906 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Materials Portfolio Class I

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$81.49	$63.07	$80.60	$86.66	$73.57	$69.35
Income from Investment Operations
Net investment income (loss)B	.42	.91	1.00	.74	.59	.90
Net realized and unrealized gain (loss)	4.57	18.31	(16.86)	1.05	14.60	5.70
Total from investment operations	4.99	19.22	(15.86)	1.79	15.19	6.60
Distributions from net investment income	(.15)	(.80)	(.77)	(.68)	(.50)	(.83)
Distributions from net realized gain	(.80)	–	(.91)	(7.17)	(1.60)	(1.55)
Total distributions	(.95)	(.80)	(1.67)C	(7.85)	(2.10)	(2.38)
Redemption fees added to paid in capitalB	–	–D	–D	–D	–D	–D
Net asset value, end of period	$85.53	$81.49	$63.07	$80.60	$86.66	$73.57
Total ReturnE,F	6.22%	30.55%	(19.79)%	2.49%	20.81%	9.71%
Ratios to Average Net AssetsG,H
Expenses before reductions	.79%I	.79%	.78%	.78%	.81%	.85%
Expenses net of fee waivers, if any	.79%I	.79%	.78%	.78%	.81%	.85%
Expenses net of all reductions	.79%I	.78%	.78%	.78%	.81%	.84%
Net investment income (loss)	1.01%I	1.25%	1.37%	.89%	.74%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$424,448	$335,124	$306,145	$468,371	$333,963	$246,696
Portfolio turnover rateJ	48%I	49%K	64%	76%K	53%	61%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.67 per share is comprised of distributions from net investment income of $.767 and distributions from net realized gain of $.906 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2017

1. Organization.

Materials Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class M (formerly Class T), Class C, Materials and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period March 1, 2016 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to in-kind transactions, foreign currency transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$381,555,886
Gross unrealized depreciation	(10,848,625)
Net unrealized appreciation (depreciation)	$370,707,261
Tax cost	$1,261,588,272

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$(611,309)
2019	(80,787)
Total with expiration	$(692,096)

The Fund acquired $692,096 of its capital loss carryforward as part of a merger in a prior period. The losses acquired that will be available to offset future capital gains of the Fund will be limited to approximately $611,309 per year.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $376,858,242 and $418,129,637, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .54% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$243,537	$–
Class M	.25%	.25%	98,574	–
Class C	.75%	.25%	406,311	46,835
			$748,422	$46,835

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$41,394
Class M	3,776
Class C(a)	4,301
$49,471

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$218,546.22
Class M	52,341.27
Class C	91,657.23
Materials	879,179.20
Class I	386,562.20
	$1,628,285

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $10,316 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$7,691,000	1.34%	$570

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 845,013 shares of the Fund held by an affiliated entity were redeemed in-kind for investments and cash with a value of $60,325,459. The Fund had a net realized gain of $17,720,821 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,512 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $42,894.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $31,677 for the period

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $7,148.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2017	Year ended February 28, 2017
From net investment income
Class A	$251,830	$1,672,756
Class M	41,120	205,222
Class C	21,712	195,843
Materials	1,551,064	8,304,133
Class I	728,613	3,169,809
Total	$2,594,339	$13,547,763
From net realized gain
Class A	$1,932,857	$–
Class M	410,177	–
Class C	825,070	–
Materials	8,419,630	–
Class I	3,775,537	–
Total	$15,363,271	$–

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2017	Year ended February 28, 2017	Six months ended August 31, 2017	Year ended February 28, 2017
Class A
Shares sold	360,126	902,923	$29,389,353	$67,495,419
Reinvestment of distributions	26,448	20,549	2,095,242	1,575,920
Shares redeemed	(983,377)	(1,326,009)	(80,641,332)	(96,308,599)
Net increase (decrease)	(596,803)	(402,537)	$(49,156,737)	$(27,237,260)
Class M
Shares sold	130,996	158,674	$10,589,239	$11,939,333
Reinvestment of distributions	5,733	2,663	450,680	202,830
Shares redeemed	(215,919)	(135,543)	(17,511,909)	(9,849,995)
Net increase (decrease)	(79,190)	25,794	$(6,471,990)	$2,292,168
Class B
Shares sold	–	325	$–	$22,444
Shares redeemed	–	(49,632)	–	(3,403,614)
Net increase (decrease)	–	(49,307)	$–	$(3,381,170)
Class C
Shares sold	97,906	197,093	$7,719,298	$14,487,205
Reinvestment of distributions	10,428	2,419	800,052	179,992
Shares redeemed	(130,332)	(275,454)	(10,327,170)	(19,415,602)
Net increase (decrease)	(21,998)	(75,942)	$(1,807,820)	$(4,748,405)
Materials
Shares sold	807,375	2,367,980	$66,920,266	$176,958,165
Reinvestment of distributions	117,439	100,563	9,344,603	7,743,369
Shares redeemed	(1,449,071)	(2,924,430)	(119,003,042)	(214,559,584)
Net increase (decrease)	(524,257)	(455,887)	$(42,738,173)	$(29,858,050)
Class I
Shares sold	1,437,469	1,754,029	$118,140,685	$130,244,335
Reinvestment of distributions	53,154	37,780	4,221,464	2,903,738
Shares redeemed	(640,489)	(2,533,375)(a)	(52,694,479)	(183,475,336)(a)
Net increase (decrease)	850,134	(741,566)	$69,667,670	$(50,327,263)

 (a) Amount includes in-kind redemptions (see the Prior Fiscal Year Redemptions In-Kind note for additional details).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Telecommunications Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Verizon Communications, Inc.	24.3	19.3
AT&T, Inc.	11.1	15.2
T-Mobile U.S., Inc.	6.9	8.1
Level 3 Communications, Inc.	4.4	4.6
Cogent Communications Group, Inc.	3.5	2.5
Liberty Global PLC Class C	3.4	1.9
General Communications, Inc. Class A	3.4	1.3
Iridium Communications, Inc.	3.3	2.4
Vonage Holdings Corp.	2.8	1.6
CenturyLink, Inc.	2.7	3.5
	65.8

Top Industries (% of fund's net assets)

As of August 31, 2017
Diversified Telecommunication Services	67.7%
Wireless Telecommunication Services	15.2%
Media	10.3%
Equity Real Estate Investment Trusts (Reits)	2.2%
Internet Software & Services	1.9%
All Others*	2.7%

* Includes Short-Term investments and Net Other Assets (Liabilities).

As of February 28, 2017
Diversified Telecommunication Services	68.1%
Wireless Telecommunication Services	15.5%
Media	8.7%
Equity Real Estate Investment Trusts (Reits)	3.8%
Semiconductors & Semiconductor Equipment	1.2%
All Others*	2.7%

* Includes Short-Term investments and Net Other Assets (Liabilities).

Telecommunications Portfolio

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
Construction & Engineering - 0.8%
Construction & Engineering - 0.8%
Dycom Industries, Inc. (a)	43,500	$3,509,580
Diversified Telecommunication Services - 67.7%
Alternative Carriers - 19.6%
Cogent Communications Group, Inc.	314,639	14,662,177
Globalstar, Inc. (a)(b)	2,806,748	5,388,956
Iliad SA	5,585	1,442,427
Iridium Communications, Inc. (a)(b)	1,244,311	13,811,852
Level 3 Communications, Inc. (a)	342,767	18,656,808
Lumos Networks Corp. (a)	244,578	4,397,512
ORBCOMM, Inc. (a)	238,449	2,637,246
Vonage Holdings Corp. (a)	1,416,571	11,757,539
Zayo Group Holdings, Inc. (a)	284,300	9,714,531
		82,469,048
Integrated Telecommunication Services - 48.1%
AT&T, Inc.	1,247,720	46,739,591
Atlantic Tele-Network, Inc.	121,200	7,341,084
CenturyLink, Inc. (b)	573,178	11,303,070
Cincinnati Bell, Inc. (a)	491,402	10,344,012
Consolidated Communications Holdings, Inc. (b)	221,900	4,094,055
Frontier Communications Corp. (b)	261,375	3,520,721
General Communications, Inc. Class A (a)	327,143	14,109,678
Verizon Communications, Inc.	2,122,197	101,801,792
Windstream Holdings, Inc. (b)	1,176,630	2,435,624
		201,689,627

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		284,158,675

Equity Real Estate Investment Trusts (REITs) - 2.2%
Specialized REITs - 2.2%
American Tower Corp.	62,690	9,281,255
Internet Software & Services - 1.9%
Internet Software & Services - 1.9%
Akamai Technologies, Inc. (a)	77,000	3,630,550
Gogo, Inc. (a)(b)	296,147	4,149,019
		7,779,569
Media - 10.3%
Broadcasting - 1.0%
CBS Corp. Class B	32,500	2,081,950
Nexstar Broadcasting Group, Inc. Class A	36,800	2,215,360
		4,297,310
Cable & Satellite - 8.7%
Altice NV Class A (a)	149,381	3,444,579
Comcast Corp. Class A	57,100	2,318,831
DISH Network Corp. Class A (a)	50,200	2,875,958
Liberty Broadband Corp. Class A (a)	89,400	9,067,842
Liberty Global PLC:
Class A (a)	43,400	1,475,600
Class C (a)	428,636	14,157,847
LiLAC Class C (a)	53,034	1,367,747
Megacable Holdings S.A.B. de CV unit	402,500	1,742,664
		36,451,068
Movies & Entertainment - 0.6%
Lions Gate Entertainment Corp. Class B	12,603	353,766
The Walt Disney Co.	20,500	2,074,600
		2,428,366

TOTAL MEDIA		43,176,744

Semiconductors & Semiconductor Equipment - 0.7%
Semiconductors - 0.7%
Qorvo, Inc. (a)	39,000	2,855,580
Technology Hardware, Storage & Peripherals - 0.8%
Technology Hardware, Storage & Peripherals - 0.8%
Apple, Inc.	21,200	3,476,800
Wireless Telecommunication Services - 15.2%
Wireless Telecommunication Services - 15.2%
Millicom International Cellular SA	26,600	1,641,486
NII Holdings, Inc. (a)(b)	898,526	596,621
Shenandoah Telecommunications Co.	172,067	6,203,015
Sprint Corp. (a)(b)	1,329,785	10,970,726
T-Mobile U.S., Inc. (a)	449,697	29,099,893
Telephone & Data Systems, Inc.	351,264	10,295,548
U.S. Cellular Corp. (a)	125,200	4,842,737
		63,650,026
TOTAL COMMON STOCKS
(Cost $337,755,824)		417,888,229

Money Market Funds - 12.0%
Fidelity Cash Central Fund, 1.11% (c)	1,207,346	1,207,588
Fidelity Securities Lending Cash Central Fund 1.11% (c)(d)	49,285,105	49,290,033
TOTAL MONEY MARKET FUNDS
(Cost $50,493,552)		50,497,621
TOTAL INVESTMENT IN SECURITIES - 111.6%
(Cost $388,249,376)		468,385,850
NET OTHER ASSETS (LIABILITIES) - (11.6)%		(48,834,796)
NET ASSETS - 100%		$419,551,054

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,867
Fidelity Securities Lending Cash Central Fund	671,906
Total	$675,773

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Telecommunications Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $47,550,610) — See accompanying schedule: Unaffiliated issuers (cost $337,755,824)	$417,888,229
Fidelity Central Funds (cost $50,493,552)	50,497,621
Total Investment in Securities (cost $388,249,376)		$468,385,850
Receivable for investments sold		2,364,891
Receivable for fund shares sold		29,074
Dividends receivable		456,166
Distributions receivable from Fidelity Central Funds		97,788
Other receivables		18,925
Total assets		471,352,694
Liabilities
Payable for investments purchased	$1,345,085
Payable for fund shares redeemed	855,560
Accrued management fee	193,108
Distribution and service plan fees payable	16,424
Other affiliated payables	86,628
Other payables and accrued expenses	23,716
Collateral on securities loaned	49,281,119
Total liabilities		51,801,640
Net Assets		$419,551,054
Net Assets consist of:
Paid in capital		$292,314,377
Undistributed net investment income		5,500,435
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		41,603,149
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		80,133,093
Net Assets		$419,551,054
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($22,224,250 ÷ 322,447 shares)		$68.92
Maximum offering price per share (100/94.25 of $68.92)		$73.12
Class M:
Net Asset Value and redemption price per share ($5,618,855 ÷ 81,955 shares)		$68.56
Maximum offering price per share (100/96.50 of $68.56)		$71.05
Class C:
Net Asset Value and offering price per share ($10,792,274 ÷ 157,793 shares)(a)		$68.40
Telecommunications:
Net Asset Value, offering price and redemption price per share ($369,458,852 ÷ 5,326,959 shares)		$69.36
Class I:
Net Asset Value, offering price and redemption price per share ($11,456,823 ÷ 165,550 shares)		$69.20

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2017 (Unaudited)
Investment Income
Dividends		$7,199,569
Income from Fidelity Central Funds (including $671,906 from security lending)		675,773
Total income		7,875,342
Expenses
Management fee	$1,534,353
Transfer agent fees	540,373
Distribution and service plan fees	106,574
Accounting and security lending fees	112,555
Custodian fees and expenses	11,955
Independent trustees' fees and expenses	7,200
Registration fees	54,928
Audit	38,653
Legal	5,318
Interest	11,274
Miscellaneous	6,716
Total expenses before reductions	2,429,899
Expense reductions	(58,013)	2,371,886
Net investment income (loss)		5,503,456
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	48,757,948
Fidelity Central Funds	(2,638)
Foreign currency transactions	(9,080)
Total net realized gain (loss)		48,746,230
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(51,108,942)
Fidelity Central Funds	(6,588)
Assets and liabilities in foreign currencies	48
Total change in net unrealized appreciation (depreciation)		(51,115,482)
Net gain (loss)		(2,369,252)
Net increase (decrease) in net assets resulting from operations		$3,134,204

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,503,456	$13,937,211
Net realized gain (loss)	48,746,230	61,532,842
Change in net unrealized appreciation (depreciation)	(51,115,482)	57,549,557
Net increase (decrease) in net assets resulting from operations	3,134,204	133,019,610
Distributions to shareholders from net investment income	(2,154,816)	(13,294,404)
Distributions to shareholders from net realized gain	(13,743,561)	(31,675,318)
Total distributions	(15,898,377)	(44,969,722)
Share transactions - net increase (decrease)	(325,382,612)	(55,515,132)
Redemption fees	–	54,102
Total increase (decrease) in net assets	(338,146,785)	32,588,858
Net Assets
Beginning of period	757,697,839	725,108,981
End of period	$419,551,054	$757,697,839
Other Information
Undistributed net investment income end of period	$5,500,435	$2,151,795

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Telecommunications Portfolio Class A

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$69.61	$62.32	$63.26	$58.71	$51.58	$46.12
Income from Investment Operations
Net investment income (loss)B	.57	.88	.81	.76	1.76C	.99
Net realized and unrealized gain (loss)	.36D	10.68	(.76)	5.83	6.48	5.43
Total from investment operations	.93	11.56	.05	6.59	8.24	6.42
Distributions from net investment income	(.19)	(1.11)	(.54)	(2.04)	(1.11)	(.96)
Distributions from net realized gain	(1.43)	(3.16)	(.45)	–	(.01)	–
Total distributions	(1.62)	(4.27)	(.99)	(2.04)	(1.11)E	(.96)
Redemption fees added to paid in capitalB	–	–F	–F	–F	–F	–F
Net asset value, end of period	$68.92	$69.61	$62.32	$63.26	$58.71	$51.58
Total ReturnG,H,I	1.32%	18.65%	.16%	11.54%	16.00%	13.97%
Ratios to Average Net AssetsJ,K
Expenses before reductions	1.14%L	1.14%	1.15%	1.15%	1.18%	1.18%
Expenses net of fee waivers, if any	1.14%L	1.14%	1.15%	1.15%	1.18%	1.18%
Expenses net of all reductions	1.12%L	1.12%	1.15%	1.15%	1.15%	1.17%
Net investment income (loss)	1.68%L	1.28%	1.33%	1.26%	3.08%C	2.01%
Supplemental Data
Net assets, end of period (000 omitted)	$22,224	$31,966	$13,032	$11,052	$7,712	$6,449
Portfolio turnover rateM	63%L	105%N	51%	94%N	111%	76%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.95 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.43%.

 D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 E Total distributions of $1.11 per share is comprised of distributions from net investment income of $1.106 and distributions from net realized gain of $.005 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Total returns do not include the effect of the sales charges.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 N Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Telecommunications Portfolio Class M

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$69.33	$61.95	$63.04	$58.50	$51.41	$46.01
Income from Investment Operations
Net investment income (loss)B	.45	.65	.61	.57	1.59C	.85
Net realized and unrealized gain (loss)	.36D	10.62	(.76)	5.81	6.44	5.39
Total from investment operations	.81	11.27	(.15)	6.38	8.03	6.24
Distributions from net investment income	(.14)	(.73)	(.49)	(1.84)	(.94)	(.84)
Distributions from net realized gain	(1.43)	(3.16)	(.45)	–	(.01)	–
Total distributions	(1.58)E	(3.89)	(.94)	(1.84)	(.94)F	(.84)
Redemption fees added to paid in capitalB	–	–G	–G	–G	–G	–G
Net asset value, end of period	$68.56	$69.33	$61.95	$63.04	$58.50	$51.41
Total ReturnH,I,J	1.15%	18.26%	(.16)%	11.19%	15.64%	13.61%
Ratios to Average Net AssetsK,L
Expenses before reductions	1.49%M	1.46%	1.47%	1.47%	1.48%	1.48%
Expenses net of fee waivers, if any	1.49%M	1.46%	1.47%	1.47%	1.48%	1.48%
Expenses net of all reductions	1.47%M	1.44%	1.46%	1.46%	1.45%	1.46%
Net investment income (loss)	1.33%M	.96%	1.01%	.94%	2.78%C	1.72%
Supplemental Data
Net assets, end of period (000 omitted)	$5,619	$6,933	$8,280	$5,095	$4,344	$4,237
Portfolio turnover rateN	63%M	105%O	51%	94%O	111%	76%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.94 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.13%.

 D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 E Total distributions of $1.58 per share is comprised of distributions from net investment income of $.144 and distributions from net realized gain of $1.434 per share.

 F Total distributions of $.94 per share is comprised of distributions from net investment income of $.939 and distributions from net realized gain of $.005 per share.

 G Amount represents less than $.005 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Total returns do not include the effect of the sales charges.

 K Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 M Annualized

 N Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 O Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Telecommunications Portfolio Class C

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$69.24	$62.10	$63.04	$58.54	$51.47	$46.02
Income from Investment Operations
Net investment income (loss)B	.32	.37	.36	.34	1.36C	.63
Net realized and unrealized gain (loss)	.37D	10.62	(.75)	5.80	6.46	5.41
Total from investment operations	.69	10.99	(.39)	6.14	7.82	6.04
Distributions from net investment income	(.09)	(.69)	(.10)	(1.64)	(.74)	(.59)
Distributions from net realized gain	(1.43)	(3.16)	(.45)	–	(.01)	–
Total distributions	(1.53)E	(3.85)	(.55)	(1.64)	(.75)	(.59)
Redemption fees added to paid in capitalB	–	–F	–F	–F	–F	–F
Net asset value, end of period	$68.40	$69.24	$62.10	$63.04	$58.54	$51.47
Total ReturnG,H,I	.97%	17.77%	(.57)%	10.75%	15.20%	13.14%
Ratios to Average Net AssetsJ,K
Expenses before reductions	1.87%L	1.88%	1.89%	1.85%	1.88%	1.90%
Expenses net of fee waivers, if any	1.87%L	1.88%	1.89%	1.85%	1.88%	1.90%
Expenses net of all reductions	1.85%L	1.86%	1.88%	1.85%	1.85%	1.89%
Net investment income (loss)	.95%L	.54%	.60%	.56%	2.38%C	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$10,792	$13,528	$7,735	$7,074	$5,523	$4,353
Portfolio turnover rateM	63%L	105%N	51%	94%N	111%	76%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.94 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .73%.

 D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 E Total distributions of $1.53 per share is comprised of distributions from net investment income of $.092 and distributions from net realized gain of $1.434 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Total returns do not include the effect of the contingent deferred sales charge.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 N Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Telecommunications Portfolio

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$69.97	$62.58	$63.54	$58.94	$51.75	$46.26
Income from Investment Operations
Net investment income (loss)B	.69	1.12	1.02	.96	1.96C	1.15
Net realized and unrealized gain (loss)	.36D	10.74	(.77)	5.85	6.51	5.43
Total from investment operations	1.05	11.86	.25	6.81	8.47	6.58
Distributions from net investment income	(.23)	(1.31)	(.76)	(2.21)	(1.28)	(1.09)
Distributions from net realized gain	(1.43)	(3.16)	(.45)	–	(.01)	–
Total distributions	(1.66)	(4.47)	(1.21)	(2.21)	(1.28)E	(1.09)
Redemption fees added to paid in capitalB	–	–F	–F	–F	–F	–F
Net asset value, end of period	$69.36	$69.97	$62.58	$63.54	$58.94	$51.75
Total ReturnG,H	1.49%	19.06%	.49%	11.90%	16.40%	14.30%
Ratios to Average Net AssetsI,J
Expenses before reductions	.82%K	.80%	.82%	.83%	.85%	.87%
Expenses net of fee waivers, if any	.82%K	.80%	.81%	.83%	.85%	.87%
Expenses net of all reductions	.80%K	.78%	.81%	.82%	.82%	.85%
Net investment income (loss)	2.00%K	1.62%	1.67%	1.58%	3.41%C	2.33%
Supplemental Data
Net assets, end of period (000 omitted)	$369,459	$690,720	$689,600	$346,174	$343,548	$377,841
Portfolio turnover rateL	63%K	105%M	51%	94%M	111%	76%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.95 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.76%.

 D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 E Total distributions of $1.28 per share is comprised of distributions from net investment income of $1.275 and distributions from net realized gain of $.005 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Telecommunications Portfolio Class I

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$69.82	$62.46	$63.38	$58.80	$51.65	$46.20
Income from Investment Operations
Net investment income (loss)B	.68	1.12	1.02	.94	1.93C	1.17
Net realized and unrealized gain (loss)	.37D	10.70	(.76)	5.83	6.48	5.42
Total from investment operations	1.05	11.82	.26	6.77	8.41	6.59
Distributions from net investment income	(.23)	(1.30)	(.73)	(2.19)	(1.25)	(1.14)
Distributions from net realized gain	(1.43)	(3.16)	(.45)	–	(.01)	–
Total distributions	(1.67)E	(4.46)	(1.18)	(2.19)	(1.26)	(1.14)
Redemption fees added to paid in capitalB	–	–F	–F	–F	–F	–F
Net asset value, end of period	$69.20	$69.82	$62.46	$63.38	$58.80	$51.65
Total ReturnG,H	1.49%	19.03%	.51%	11.85%	16.30%	14.33%
Ratios to Average Net AssetsI,J
Expenses before reductions	.82%K	.80%	.82%	.86%	.91%	.85%
Expenses net of fee waivers, if any	.82%K	.80%	.82%	.86%	.91%	.85%
Expenses net of all reductions	.80%K	.78%	.81%	.85%	.88%	.83%
Net investment income (loss)	2.00%K	1.62%	1.67%	1.55%	3.35%C	2.35%
Supplemental Data
Net assets, end of period (000 omitted)	$11,457	$14,550	$6,197	$2,505	$1,604	$2,641
Portfolio turnover rateL	63%K	105%M	51%	94%M	111%	76%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.95 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.70%.

 D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 E Total distributions of $1.67 per share is comprised of distributions from net investment income of $.232 and distributions from net realized gain of $1.434 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2017

1. Organization.

Telecommunications Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class M (formerly Class T), Class C, Telecommunications and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period March 1, 2016 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs)and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, redemptions in kind, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$104,528,264
Gross unrealized depreciation	(26,389,865)
Net unrealized appreciation (depreciation)	$78,138,399
Tax cost	$390,247,451

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $177,798,036 and $512,124,010, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$31,517	$–
Class M	.25%	.25%	15,696	–
Class C	.75%	.25%	59,361	12,455
			$106,574	$12,455

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$8,866
Class M	1,127
Class C(a)	4,252
$14,245

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$32,614.26
Class M	11,247.36
Class C	13,945.23
Telecommunications	470,564.19
Class I	12,003.19
	$540,373

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $22,354 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$6,749,957	1.15%	$10,093

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 805,095 shares of the Fund held by an affiliated entity were redeemed in-kind for investments and cash with a value of $53,345,591. The Fund had a net realized gain of $12,655,696 on investments delivered through the in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,141 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $3,895,111. The weighted average interest rate was 1.21%. The interest expense amounted to $1,181 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $54,354 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $3,659.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2017	Year ended February 28, 2017
From net investment income
Class A	$70,858	$455,173
Class M	13,588	67,280
Class C	16,681	124,522
Telecommunications	2,010,238	12,452,745
Class I	43,451	194,684
Total	$2,154,816	$13,294,404
From net realized gain
Class A	$546,287	$1,308,078
Class M	135,310	287,783
Class C	260,002	572,522
Telecommunications	12,533,393	29,029,256
Class I	268,569	477,679
Total	$13,743,561	$31,675,318

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2017	Year ended February 28, 2017	Six months ended August 31, 2017	Year ended February 28, 2017
Class A
Shares sold	40,883	521,786	$2,800,759	$35,388,038
Reinvestment of distributions	8,681	24,324	602,094	1,671,796
Shares redeemed	(186,335)	(296,004)	(12,774,640)	(20,518,786)
Net increase (decrease)	(136,771)	250,106	$(9,371,787)	$16,541,048
Class M
Shares sold	15,187	82,122	$1,046,682	$5,468,018
Reinvestment of distributions	2,151	5,039	148,633	345,400
Shares redeemed	(35,390)	(120,797)	(2,416,248)	(8,187,323)
Net increase (decrease)	(18,052)	(33,636)	$(1,220,933)	$(2,373,905)
Class B
Shares sold	–	975	$–	$64,042
Shares redeemed	–	(5,216)	–	(349,278)
Net increase (decrease)	–	(4,241)	$–	$(285,236)
Class C
Shares sold	18,841	135,768	$1,284,909	$9,283,679
Reinvestment of distributions	3,602	8,829	248,620	604,885
Shares redeemed	(60,028)	(73,776)	(4,077,668)	(5,085,863)
Net increase (decrease)	(37,585)	70,821	$(2,544,139)	$4,802,701
Telecommunications
Shares sold	445,173	6,206,062	$30,748,858	$424,943,213
Reinvestment of distributions	201,643	578,869	14,056,517	39,940,628
Shares redeemed	(5,191,889)	(7,931,924)(a)	(354,133,506)	(546,713,599)(a)
Net increase (decrease)	(4,545,073)	(1,146,993)	$(309,328,131)	$(81,829,758)
Class I
Shares sold	122,562	536,498	$8,529,582	$37,085,732
Reinvestment of distributions	3,946	8,128	274,462	559,963
Shares redeemed	(169,352)	(435,454)	(11,721,666)	(30,015,677)
Net increase (decrease)	(42,844)	109,172	$(2,917,622)	$7,630,018

 (a) Amount includes in-kind redemptions (see the Prior Fiscal Year Redemptions In-Kind note for additional details).

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2017 to August 31, 2017).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During Period-B March 1, 2017 to August 31, 2017
Consumer Staples Portfolio
Class A	1.05%
Actual		$1,000.00	$1,010.70	$5.32
Hypothetical-C		$1,000.00	$1,019.91	$5.35
Class M	1.32%
Actual		$1,000.00	$1,009.30	$6.69
Hypothetical-C		$1,000.00	$1,018.55	$6.72
Class C	1.79%
Actual		$1,000.00	$1,007.00	$9.06
Hypothetical-C		$1,000.00	$1,016.18	$9.10
Consumer Staples	.77%
Actual		$1,000.00	$1,012.10	$3.91
Hypothetical-C		$1,000.00	$1,021.32	$3.92
Class I	.78%
Actual		$1,000.00	$1,012.10	$3.96
Hypothetical-C		$1,000.00	$1,021.27	$3.97
Gold Portfolio
Class A	1.16%
Actual		$1,000.00	$1,055.20	$6.01
Hypothetical-C		$1,000.00	$1,019.36	$5.90
Class M	1.46%
Actual		$1,000.00	$1,053.80	$7.56
Hypothetical-C		$1,000.00	$1,017.85	$7.43
Class C	1.83%
Actual		$1,000.00	$1,051.40	$9.46
Hypothetical-C		$1,000.00	$1,015.98	$9.30
Gold	.85%
Actual		$1,000.00	$1,056.40	$4.41
Hypothetical-C		$1,000.00	$1,020.92	$4.33
Class I	.83%
Actual		$1,000.00	$1,056.50	$4.30
Hypothetical-C		$1,000.00	$1,021.02	$4.23
Materials Portfolio
Class A	1.07%
Actual		$1,000.00	$1,060.70	$5.56
Hypothetical-C		$1,000.00	$1,019.81	$5.45
Class M	1.36%
Actual		$1,000.00	$1,059.10	$7.06
Hypothetical-C		$1,000.00	$1,018.35	$6.92
Class C	1.82%
Actual		$1,000.00	$1,056.60	$9.43
Hypothetical-C		$1,000.00	$1,016.03	$9.25
Materials	.80%
Actual		$1,000.00	$1,062.10	$4.16
Hypothetical-C		$1,000.00	$1,021.17	$4.08
Class I	.79%
Actual		$1,000.00	$1,062.20	$4.11
Hypothetical-C		$1,000.00	$1,021.22	$4.02
Telecommunications Portfolio
Class A	1.14%
Actual		$1,000.00	$1,013.20	$5.78
Hypothetical-C		$1,000.00	$1,019.46	$5.80
Class M	1.49%
Actual		$1,000.00	$1,011.50	$7.55
Hypothetical-C		$1,000.00	$1,017.69	$7.58
Class C	1.87%
Actual		$1,000.00	$1,009.70	$9.47
Hypothetical-C		$1,000.00	$1,015.78	$9.50
Telecommunications	.82%
Actual		$1,000.00	$1,014.90	$4.16
Hypothetical-C		$1,000.00	$1,021.07	$4.18
Class I	.82%
Actual		$1,000.00	$1,014.90	$4.16
Hypothetical-C		$1,000.00	$1,021.07	$4.18

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

ASGMT-SANN-1017
1.855654.110

Fidelity® Select Portfolios® Materials Sector Chemicals Portfolio Gold Portfolio Materials Portfolio Semi-Annual Report August 31, 2017

Contents

Chemicals Portfolio
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Gold Portfolio
Consolidated Investment Summary
Consolidated Investments
Consolidated Financial Statements
Notes to Consolidated Financial Statements
Materials Portfolio
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Chemicals Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
E.I. du Pont de Nemours & Co.	17.2	17.8
The Dow Chemical Co.	12.7	12.3
LyondellBasell Industries NV Class A	11.0	11.1
Monsanto Co.	8.5	7.4
The Chemours Co. LLC	4.7	3.7
Sherwin-Williams Co.	4.5	4.4
Linde AG	3.6	0.0
FMC Corp.	3.5	0.0
Univar, Inc.	3.3	3.2
Tronox Ltd. Class A	3.3	0.6
	72.3

Top Industries (% of fund's net assets)

As of August 31, 2017
Chemicals	95.0%
Trading Companies & Distributors	3.3%
Building Products	0.4%
Biotechnology	0.1%
All Others*	1.2%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

As of February 28, 2017
Chemicals	95.3%
Trading Companies & Distributors	3.2%
All Others*	1.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Chemicals Portfolio

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
Biotechnology - 0.1%
Biotechnology - 0.1%
Calyxt, Inc.	128,500	$1,953,200
Building Products - 0.4%
Building Products - 0.4%
GCP Applied Technologies, Inc. (a)	282,600	7,983,450
Chemicals - 94.5%
Commodity Chemicals - 20.9%
Ciner Resources LP	301,818	7,240,614
LyondellBasell Industries NV Class A	2,181,522	197,624,078
Olin Corp.	1,627,911	52,467,572
Trinseo SA	170,646	11,416,217
Tronox Ltd. Class A	2,838,700	58,732,703
Valvoline, Inc.	529,705	11,277,419
Westlake Chemical Corp.	492,646	37,889,404
		376,648,007
Diversified Chemicals - 39.0%
Ashland Global Holdings, Inc.	219,806	13,638,962
E.I. du Pont de Nemours & Co.	3,678,129	308,705,368
Eastman Chemical Co.	518,957	44,734,093
Huntsman Corp.	684,100	18,176,537
LSB Industries, Inc. (a)(b)	315,200	1,922,720
The Chemours Co. LLC	1,730,000	84,891,100
The Dow Chemical Co.	3,425,794	228,329,170
		700,397,950
Fertilizers & Agricultural Chemicals - 13.9%
AgroFresh Solutions, Inc. (a)(b)	463,776	3,302,085
CF Industries Holdings, Inc.	452,600	13,120,874
CVR Partners LP	1,058,200	2,761,902
FMC Corp.	721,700	62,224,974
Monsanto Co.	1,310,993	153,648,380
The Scotts Miracle-Gro Co. Class A	162,712	15,553,640
		250,611,855
Industrial Gases - 3.8%
Air Products & Chemicals, Inc.	19,508	2,835,878
Linde AG	337,600	64,821,028
		67,656,906
Specialty Chemicals - 16.9%
Axalta Coating Systems (a)	465,000	13,726,800
Celanese Corp. Class A	556,600	54,001,332
Ecolab, Inc.	218,430	29,116,719
Evonik Industries AG	249,200	8,078,056
Kraton Performance Polymers, Inc. (a)	535,080	17,566,676
Platform Specialty Products Corp. (a)	2,421,190	28,279,499
PolyOne Corp.	313,500	11,329,890
PPG Industries, Inc.	401,500	41,884,480
Sherwin-Williams Co.	240,653	81,646,343
W.R. Grace & Co.	248,300	17,748,484
		303,378,279

TOTAL CHEMICALS		1,698,692,997

Trading Companies & Distributors - 3.3%
Trading Companies & Distributors - 3.3%
Univar, Inc. (a)	2,096,098	59,130,925
TOTAL COMMON STOCKS
(Cost $1,283,834,653)		1,767,760,572

Nonconvertible Preferred Stocks - 0.5%
Chemicals - 0.5%
Commodity Chemicals - 0.5%
Braskem SA (PN-A)
(Cost $7,601,751)	730,600	8,845,137

Money Market Funds - 0.9%
Fidelity Cash Central Fund, 1.11% (c)	14,383,462	14,386,339
Fidelity Securities Lending Cash Central Fund 1.11% (c)(d)	1,664,726	1,664,892
TOTAL MONEY MARKET FUNDS
(Cost $16,051,139)		16,051,231
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $1,307,487,543)		1,792,656,940
NET OTHER ASSETS (LIABILITIES) - 0.3%		4,978,569
NET ASSETS - 100%		$1,797,635,509

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$91,859
Fidelity Securities Lending Cash Central Fund	20,679
Total	$112,538

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,767,760,572	$1,702,939,544	$64,821,028	$--
Nonconvertible Preferred Stocks	8,845,137	8,845,137	--	--
Money Market Funds	16,051,231	16,051,231	--	--
Total Investments in Securities:	$1,792,656,940	$1,727,835,912	$64,821,028	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	80.5%
Netherlands	11.0%
Germany	4.1%
Australia	3.3%
Others (Individually Less Than 1%)	1.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Chemicals Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,627,160) — See accompanying schedule: Unaffiliated issuers (cost $1,291,436,404)	$1,776,605,709
Fidelity Central Funds (cost $16,051,139)	16,051,231
Total Investment in Securities (cost $1,307,487,543)		$1,792,656,940
Receivable for investments sold		4,213,562
Receivable for fund shares sold		2,422,657
Dividends receivable		4,134,621
Distributions receivable from Fidelity Central Funds		17,313
Other receivables		82,963
Total assets		1,803,528,056
Liabilities
Payable for fund shares redeemed	$3,022,616
Accrued management fee	801,412
Other affiliated payables	311,014
Other payables and accrued expenses	91,505
Collateral on securities loaned	1,666,000
Total liabilities		5,892,547
Net Assets		$1,797,635,509
Net Assets consist of:
Paid in capital		$1,260,749,282
Undistributed net investment income		10,782,262
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		40,929,915
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		485,174,050
Net Assets, for 10,765,302 shares outstanding		$1,797,635,509
Net Asset Value, offering price and redemption price per share ($1,797,635,509 ÷ 10,765,302 shares)		$166.98

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2017 (Unaudited)
Investment Income
Dividends		$17,235,685
Income from Fidelity Central Funds		112,538
Total income		17,348,223
Expenses
Management fee	$4,549,203
Transfer agent fees	1,570,432
Accounting and security lending fees	258,564
Custodian fees and expenses	11,595
Independent trustees' fees and expenses	18,815
Registration fees	62,764
Audit	26,201
Legal	11,626
Miscellaneous	9,768
Total expenses before reductions	6,518,968
Expense reductions	(17,691)	6,501,277
Net investment income (loss)		10,846,946
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	44,193,997
Fidelity Central Funds	1,122
Foreign currency transactions	(152,428)
Total net realized gain (loss)		44,042,691
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	55,237,970
Fidelity Central Funds	(1,201)
Assets and liabilities in foreign currencies	4,653
Total change in net unrealized appreciation (depreciation)		55,241,422
Net gain (loss)		99,284,113
Net increase (decrease) in net assets resulting from operations		$110,131,059

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,846,946	$16,769,365
Net realized gain (loss)	44,042,691	137,965,075
Change in net unrealized appreciation (depreciation)	55,241,422	267,026,378
Net increase (decrease) in net assets resulting from operations	110,131,059	421,760,818
Distributions to shareholders from net investment income	(826,577)	(15,876,012)
Distributions to shareholders from net realized gain	(63,115,675)	(50,330,730)
Total distributions	(63,942,252)	(66,206,742)
Share transactions
Proceeds from sales of shares	370,487,024	556,232,815
Reinvestment of distributions	61,229,162	63,676,065
Cost of shares redeemed	(306,911,754)	(395,662,133)
Net increase (decrease) in net assets resulting from share transactions	124,804,432	224,246,747
Redemption fees	–	14,379
Total increase (decrease) in net assets	170,993,239	579,815,202
Net Assets
Beginning of period	1,626,642,270	1,046,827,068
End of period	$1,797,635,509	$1,626,642,270
Other Information
Undistributed net investment income end of period	$10,782,262	$761,893
Shares
Sold	2,269,406	3,811,949
Issued in reinvestment of distributions	393,681	426,812
Redeemed	(1,913,665)	(2,719,518)
Net increase (decrease)	749,422	1,519,243

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Chemicals Portfolio

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$162.41	$123.20	$153.34	$148.23	$122.98	$110.52
Income from Investment Operations
Net investment income (loss)B	1.05	1.82	1.87	1.64	1.23	1.84C
Net realized and unrealized gain (loss)	9.79	44.40	(23.41)	9.09	32.11	15.10
Total from investment operations	10.84	46.22	(21.54)	10.73	33.34	16.94
Distributions from net investment income	(.08)	(1.68)	(1.81)	(1.42)	(1.18)	(1.55)
Distributions from net realized gain	(6.19)	(5.33)	(6.80)	(4.20)	(6.92)	(2.95)
Total distributions	(6.27)	(7.01)	(8.60)D	(5.62)	(8.10)	(4.49)E
Redemption fees added to paid in capitalB	–	–F	–F	–F	.01	.01
Net asset value, end of period	$166.98	$162.41	$123.20	$153.34	$148.23	$122.98
Total ReturnG,H	6.96%	38.02%	(14.46)%	7.52%	27.77%	15.61%
Ratios to Average Net AssetsI,J
Expenses before reductions	.78%K	.80%	.80%	.79%	.81%	.83%
Expenses net of fee waivers, if any	.78%K	.80%	.80%	.79%	.81%	.83%
Expenses net of all reductions	.78%K	.79%	.79%	.79%	.80%	.81%
Net investment income (loss)	1.30%K	1.26%	1.36%	1.10%	.91%	1.62%C
Supplemental Data
Net assets, end of period (000 omitted)	$1,797,636	$1,626,642	$1,046,827	$1,625,067	$1,429,434	$1,134,777
Portfolio turnover rateL	49%K	85%	79%	80%M	109%	60%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.30 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.35%.

 D Total distributions of $8.60 per share is comprised of distributions from net investment income of $1.806 and distributions from net realized gain of $6.795 per share.

 E Total distributions of $4.49 per share is comprised of distributions from net investment income of $1.547 and distributions from net realized gain of $2.947 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2017

1. Organization.

Chemicals Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$493,567,413
Gross unrealized depreciation	(11,717,720)
Net unrealized appreciation (depreciation)	$481,849,693
Tax cost	$1,310,807,247

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $486,099,519 and $410,599,075, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .54% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .19% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $14,617 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,596 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $20,679.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $10,374 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $7,317.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Gold Portfolio

Consolidated Investment Summary (Unaudited)

The information in the following tables is based on the consolidated investments of the Fund.

Top Ten Holdings as of August 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Newmont Mining Corp.	8.3	6.9
Randgold Resources Ltd. sponsored ADR	7.6	8.2
Barrick Gold Corp.	7.1	7.6
Agnico Eagle Mines Ltd. (Canada)	5.6	6.0
B2Gold Corp.	5.1	5.7
Franco-Nevada Corp.	4.9	5.3
Silver Bullion	4.7	4.0
Royal Gold, Inc.	3.9	2.8
Premier Gold Mines Ltd.	3.3	1.9
Newcrest Mining Ltd.	3.1	4.5
	53.6

Top Industries (% of fund's net assets)

As of August 31, 2017
Gold	90.1%
Commodities & Related Investments*	5.7%
Silver	1.2%
Precious Metals & Minerals	0.9%
Diversified Metals & Mining	0.8%
Copper	0.6%
All Others**	0.7%

 * Includes gold bullion and/or silver bullion.

 ** Includes Short-Term investments and Net Other Assets (Liabilities).

As of February 28, 2017
Gold	90.5%
Commodities & Related Investments*	5.7%
Precious Metals & Minerals	1.0%
Silver	1.0%
Diversified Metals & Mining	0.8%
Copper	0.3%
All Others**	0.7%

 * Includes gold bullion and/or silver bullion.

 ** Includes Short-Term investments and Net Other Assets (Liabilities).

Geographic Diversification (% of fund's net assets)

As of August 31, 2017
Canada	60.8%
United States of America*	18.8%
Bailiwick of Jersey	7.6%
Australia	4.7%
South Africa	4.3%
Peru	1.4%
Cayman Islands	1.3%
United Kingdom	0.8%
China	0.3%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

As of February 28, 2017
Canada	59.8%
United States of America*	16.3%
Bailiwick of Jersey	8.3%
Australia	6.2%
South Africa	4.8%
United Kingdom	2.1%
Cayman Islands	1.2%
Peru	1.0%
China	0.3%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Gold Portfolio

Consolidated Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.6%
	Shares	Value
Australia - 4.7%
Metals & Mining - 4.7%
Gold - 4.7%
Dacian Gold Ltd.	40,000	$70,910
Evolution Mining Ltd.	3,631,243	6,985,709
Gold Road Resources Ltd. (a)	1,080,000	626,739
Newcrest Mining Ltd.	2,629,162	47,757,696
Northern Star Resources Ltd.	818,118	3,388,391
Perseus Mining Ltd.:
(Australia) (a)	1,717,134	409,511
(Canada) (a)	1,300,000	322,723
Resolute Mng Ltd.	3,935,161	3,785,190
Saracen Mineral Holdings Ltd. (a)	5,187,787	5,629,303
Silver Lake Resources Ltd. (a)	2,840,985	993,714
St Barbara Ltd.	1,317,257	2,952,973
		72,922,859
Bailiwick of Jersey - 7.6%
Metals & Mining - 7.6%
Gold - 7.6%
Randgold Resources Ltd. sponsored ADR	1,160,795	118,969,880
Canada - 60.8%
Metals & Mining - 60.8%
Copper - 0.6%
First Quantum Minerals Ltd.	832,200	10,029,718
Diversified Metals & Mining - 0.8%
Arizona Mining, Inc. (a)(b)	1,255,600	3,147,170
Ivanhoe Mines Ltd. (a)	2,600,800	9,434,734
Sabina Gold & Silver Corp. (a)	65,500	126,935
		12,708,839
Gold - 57.5%
Agnico Eagle Mines Ltd. (Canada)	1,691,201	86,689,711
Alacer Gold Corp. (a)	2,554,063	4,479,198
Alamos Gold, Inc.	3,726,787	31,037,906
Alio Gold Corp. (a)	37,150	158,269
Argonaut Gold, Inc. (a)	6,106,462	13,741,068
B2Gold Corp. (a)	28,695,793	78,820,076
Barrick Gold Corp.	6,121,469	110,247,718
Belo Sun Mining Corp. (a)(b)	160,800	84,987
Centerra Gold, Inc.	512,500	3,078,078
Continental Gold, Inc. (a)	9,366,700	25,952,979
Detour Gold Corp. (a)	2,619,800	36,671,955
Detour Gold Corp. (a)(c)	785,900	11,001,027
Eldorado Gold Corp.	9,350,935	19,244,767
Franco-Nevada Corp.	937,900	76,729,421
Goldcorp, Inc.	3,017,100	41,460,209
Guyana Goldfields, Inc. (a)	4,666,400	18,684,284
Guyana Goldfields, Inc. (a)(c)	155,000	620,621
IAMGOLD Corp. (a)	1,424,000	9,453,421
Kinross Gold Corp. (a)	3,400,391	15,494,074
Kirkland Lake Gold Ltd.	838,019	10,918,574
Klondex Mines Ltd. (a)	1,904,478	6,405,452
Liberty Gold Corp. (a)	1,418,150	539,436
Lundin Gold, Inc. (a)	13,800	58,129
New Gold, Inc. (a)	7,391,375	27,641,819
Novagold Resources, Inc. (a)	2,027,500	8,816,276
OceanaGold Corp.	9,921,932	30,828,505
Osisko Gold Royalties Ltd.	1,242,893	17,378,108
Premier Gold Mines Ltd. (a)(d)	16,645,522	52,252,610
Pretium Resources, Inc. (a)	1,752,683	14,540,777
Pretium Resources, Inc. (a)(c)	225,000	1,866,667
Primero Mining Corp. (a)	1,387,100	122,187
Richmont Mines, Inc. (a)	1,041,643	9,567,684
Rubicon Minerals Corp. (a)	1,000	1,273
Sandstorm Gold Ltd. (a)	1,820,475	8,644,978
Seabridge Gold, Inc. (a)	1,419,090	17,383,855
SEMAFO, Inc. (a)	7,675,000	21,634,434
Ssr Mining, Inc. (a)	1,323,700	13,845,907
Tahoe Resources, Inc.	3,474,438	16,582,703
Teranga Gold Corp. (a)	471,000	1,342,751
Teranga Gold Corp. CDI unit (a)	667,614	1,820,369
TMAC Resources, Inc. (a)	6,300	44,649
Torex Gold Resources, Inc. (a)	2,518,700	42,517,875
Yamana Gold, Inc.	2,755,620	8,142,733
		896,547,520
Precious Metals & Minerals - 0.7%
Dalradian Resources, Inc. (a)	729,500	946,378
Gold Standard Ventures Corp. (a)	2,970,300	5,287,146
Osisko Mining, Inc. (a)(b)	1,018,400	3,865,638
		10,099,162
Silver - 1.2%
MAG Silver Corp. (a)	448,200	5,627,849
Wheaton Precious Metals Corp.	636,900	13,230,179
		18,858,028
TOTAL METALS & MINING		948,243,267
Cayman Islands - 1.3%
Metals & Mining - 1.3%
Gold - 1.3%
Endeavour Mining Corp. (a)	1,030,040	20,456,450
China - 0.3%
Metals & Mining - 0.3%
Gold - 0.3%
Zijin Mng Group Co. Ltd. (H Shares)	10,858,000	3,982,041
Peru - 1.4%
Metals & Mining - 1.4%
Gold - 1.4%
Compania de Minas Buenaventura SA sponsored ADR	1,658,997	22,280,330
South Africa - 4.3%
Metals & Mining - 4.3%
Gold - 4.3%
AngloGold Ashanti Ltd. sponsored ADR	3,524,508	35,738,511
DRDGOLD Ltd. sponsored ADR	1,000	3,450
Gold Fields Ltd. sponsored ADR	3,614,426	16,120,340
Harmony Gold Mining Co. Ltd.	1,484,000	2,994,258
Harmony Gold Mining Co. Ltd. sponsored ADR	1,460,400	3,008,424
Sibanye Gold Ltd. ADR	1,320,306	8,449,958
		66,314,941
United Kingdom - 0.8%
Metals & Mining - 0.8%
Gold - 0.6%
Acacia Mining PLC	2,736,536	7,162,156
Pan African Resources PLC	550,000	103,125
Solgold PLC (a)(b)	3,320,331	1,556,401
		8,821,682
Precious Metals & Minerals - 0.2%
Fresnillo PLC	150,200	3,138,654
TOTAL METALS & MINING		11,960,336
United States of America - 12.4%
Metals & Mining - 12.4%
Gold - 12.4%
McEwen Mining, Inc.	1,096,410	2,817,774
Newmont Mining Corp.	3,368,678	129,155,108
Royal Gold, Inc.	659,313	61,500,717
		193,473,599
TOTAL COMMON STOCKS
(Cost $1,278,906,548)		1,458,603,703
	Troy Ounces

Commodities - 5.7%
Gold Bullion (a)	11,510	15,225,428
Silver Bullion (a)	4,172,000	73,500,210
TOTAL COMMODITIES
(Cost $81,866,785)		88,725,638
	Shares

Money Market Funds - 0.9%
Fidelity Cash Central Fund, 1.11% (e)	12,988,126	12,990,724
Fidelity Securities Lending Cash Central Fund 1.11% (e)(f)	1,265,624	1,265,751
TOTAL MONEY MARKET FUNDS
(Cost $14,256,469)		14,256,475
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $1,375,029,802)		1,561,585,816
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(2,965,301)
NET ASSETS - 100%		$1,558,620,515

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,488,315 or 0.9% of net assets.

 (d) Affiliated company

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$27,252
Fidelity Securities Lending Cash Central Fund	23,389
Total	$50,641

Consolidated Subsidiary

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
FIdelity Select Cayman Gold Ltd.	$87,787,763	$14,344,719	$12,181,500	$-	$(256,190)	$(1,013,927)	$88,680,865

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Continental Gold, Inc.	$26,033,941	$4,080,231	$--	$--	$--	$(4,161,194)	$--
Premier Gold Mines Ltd.	29,885,078	2,666,090	72,855	--	(70,838)	19,845,135	52,252,610
Total	$55,919,019	$6,746,321	$72,855	$--	$(70,838)	$15,683,941	$52,252,610

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,458,603,703	$1,455,609,445	$2,994,258	$--
Commodities	88,725,638	88,725,638	--	--
Money Market Funds	14,256,475	14,256,475	--	--
Total Investments in Securities:	$1,561,585,816	$1,558,591,558	$2,994,258	$--

See accompanying notes which are an integral part of the consolidated financial statements.

Gold Portfolio

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities

		August 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,196,904) — See accompanying schedule: Unaffiliated issuers (cost $1,233,803,316)	$1,406,351,093
Fidelity Central Funds (cost $14,256,469)	14,256,475
Commodities (cost $81,866,785)	88,725,638
Other affiliated issuers (cost $45,103,232)	52,252,610
Total Investment in Securities (cost $1,375,029,802)		$1,561,585,816
Cash		22,103
Foreign currency held at value (cost $120,719)		121,285
Receivable for investments sold		1,052,368
Receivable for fund shares sold		2,145,597
Dividends receivable		525,368
Distributions receivable from Fidelity Central Funds		15,155
Other receivables		82,461
Total assets		1,565,550,153
Liabilities
Payable for investments purchased	$138,712
Payable for fund shares redeemed	4,264,178
Accrued management fee	661,093
Distribution and service plan fees payable	111,781
Other affiliated payables	318,982
Other payables and accrued expenses	169,069
Collateral on securities loaned	1,265,823
Total liabilities		6,929,638
Net Assets		$1,558,620,515
Net Assets consist of:
Paid in capital		$2,760,993,415
Accumulated net investment loss		(1,335,947)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,387,593,739)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		186,556,786
Net Assets		$1,558,620,515
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($78,013,298 ÷ 3,605,791 shares)		$21.64
Maximum offering price per share (100/94.25 of $21.64)		$22.96
Class M:
Net Asset Value and redemption price per share ($25,535,044 ÷ 1,201,798 shares)		$21.25
Maximum offering price per share (100/96.50 of $21.25)		$22.02
Class C:
Net Asset Value and offering price per share ($111,122,082 ÷ 5,463,556 shares)(a)		$20.34
Gold:
Net Asset Value, offering price and redemption price per share ($1,271,324,594 ÷ 57,357,370 shares)		$22.16
Class I:
Net Asset Value, offering price and redemption price per share ($72,625,497 ÷ 3,277,270 shares)		$22.16

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Statement of Operations

		Six months ended August 31, 2017 (Unaudited)
Investment Income
Dividends		$6,094,201
Income from Fidelity Central Funds		50,641
Income before foreign taxes withheld		6,144,842
Less foreign taxes withheld		(491,360)
Total income		5,653,482
Expenses
Management fee	$4,139,644
Transfer agent fees	1,646,207
Distribution and service plan fees	666,693
Accounting and security lending fees	332,190
Custodian fees and expenses	140,937
Independent trustees' fees and expenses	17,323
Registration fees	78,615
Audit	31,701
Legal	10,739
Miscellaneous	13,800
Total expenses before reductions	7,077,849
Expense reductions	(138,092)	6,939,757
Net investment income (loss)		(1,286,275)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	(25,833,810)
Fidelity Central Funds	(78)
Other affiliated issuers	(70,838)
Commodities	(159,200)
Foreign currency transactions	7,995
Total net realized gain (loss)		(26,055,931)
Change in net unrealized appreciation (depreciation) on:
Investments:
Investments	91,894,697
Fidelity Central Funds	(6)
Other Affiliated issuers	15,683,941
Assets and liabilities in foreign currencies	2,204
Commodities	(902,889)
Total change in net unrealized appreciation (depreciation)		106,677,947
Net gain (loss)		80,622,016
Net increase (decrease) in net assets resulting from operations		$79,335,741

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Statement of Changes in Net Assets

	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(1,286,275)	$(8,049,958)
Net realized gain (loss)	(26,055,931)	(56,558,933)
Change in net unrealized appreciation (depreciation)	106,677,947	282,432,875
Net increase (decrease) in net assets resulting from operations	79,335,741	217,823,984
Distributions to shareholders from net realized gain	(3,130,280)	(47,051,891)
Share transactions - net increase (decrease)	(57,689,283)	114,767,885
Redemption fees	–	402,160
Total increase (decrease) in net assets	18,516,178	285,942,138
Net Assets
Beginning of period	1,540,104,337	1,254,162,199
End of period	$1,558,620,515	$1,540,104,337
Other Information
Accumulated net investment loss end of period	$(1,335,947)	$(49,672)

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights — Gold Portfolio Class A

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$20.54	$17.70	$18.11	$22.01	$30.25	$45.37
Income from Investment Operations
Net investment income (loss)B	(.04)	(.16)	(.06)	(.10)	–C	.07
Net realized and unrealized gain (loss)	1.17	3.59	(.35)	(3.80)	(8.25)	(15.19)
Total from investment operations	1.13	3.43	(.41)	(3.90)	(8.25)	(15.12)
Distributions from net realized gain	(.03)	(.60)	–	–	–	–
Total distributions	(.03)	(.60)	–	–	–	–
Redemption fees added to paid in capitalB	–	.01	–C	–C	.01	–C
Net asset value, end of period	$21.64	$20.54	$17.70	$18.11	$22.01	$30.25
Total ReturnD,E,F	5.52%	19.97%	(2.26)%	(17.72)%	(27.24)%	(33.33)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.18%I	1.19%	1.23%	1.23%	1.21%	1.18%
Expenses net of fee waivers, if any	1.16%I	1.16%	1.20%	1.19%	1.19%	1.17%
Expenses net of all reductions	1.16%I	1.16%	1.20%	1.19%	1.18%	1.17%
Net investment income (loss)	(.40)%I	(.71)%	(.44)%	(.51)%	- %J	.18%
Supplemental Data
Net assets, end of period (000 omitted)	$78,013	$83,589	$53,509	$46,898	$60,270	$101,202
Portfolio turnover rateK	19%I	28%	20%	20%	56%	18%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount represents less than .005%.

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights — Gold Portfolio Class M

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$20.19	$17.37	$17.83	$21.73	$29.95	$45.04
Income from Investment Operations
Net investment income (loss)B	(.07)	(.22)	(.11)	(.15)	(.06)	(.03)
Net realized and unrealized gain (loss)	1.16	3.54	(.35)	(3.75)	(8.17)	(15.06)
Total from investment operations	1.09	3.32	(.46)	(3.90)	(8.23)	(15.09)
Distributions from net realized gain	(.03)	(.51)	–	–	–	–
Total distributions	(.03)	(.51)	–	–	–	–
Redemption fees added to paid in capitalB	–	.01	–C	–C	.01	–C
Net asset value, end of period	$21.25	$20.19	$17.37	$17.83	$21.73	$29.95
Total ReturnD,E,F	5.38%	19.62%	(2.58)%	(17.95)%	(27.45)%	(33.50)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.48%I	1.49%	1.52%	1.50%	1.49%	1.45%
Expenses net of fee waivers, if any	1.46%I	1.46%	1.48%	1.46%	1.47%	1.44%
Expenses net of all reductions	1.46%I	1.46%	1.48%	1.46%	1.46%	1.44%
Net investment income (loss)	(.70)%I	(1.01)%	(.72)%	(.79)%	(.28)%	(.09)%
Supplemental Data
Net assets, end of period (000 omitted)	$25,535	$25,170	$17,720	$16,200	$18,402	$24,913
Portfolio turnover rateJ	19%I	28%	20%	20%	56%	18%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights — Gold Portfolio Class C

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$19.36	$16.68	$17.20	$21.06	$29.15	$44.05
Income from Investment Operations
Net investment income (loss)B	(.10)	(.29)	(.16)	(.23)	(.16)	(.20)
Net realized and unrealized gain (loss)	1.10	3.42	(.36)	(3.63)	(7.94)	(14.70)
Total from investment operations	1.00	3.13	(.52)	(3.86)	(8.10)	(14.90)
Distributions from net realized gain	(.02)	(.45)	–	–	–	–
Total distributions	(.02)	(.45)	–	–	–	–
Redemption fees added to paid in capitalB	–	–C	–C	–C	.01	–C
Net asset value, end of period	$20.34	$19.36	$16.68	$17.20	$21.06	$29.15
Total ReturnD,E,F	5.14%	19.19%	(3.02)%	(18.33)%	(27.75)%	(33.83)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.85%I	1.88%	1.97%	1.96%	1.96%	1.93%
Expenses net of fee waivers, if any	1.83%I	1.85%	1.93%	1.92%	1.94%	1.92%
Expenses net of all reductions	1.83%I	1.84%	1.93%	1.92%	1.93%	1.91%
Net investment income (loss)	(1.07)%I	(1.40)%	(1.17)%	(1.25)%	(.76)%	(.57)%
Supplemental Data
Net assets, end of period (000 omitted)	$111,122	$101,215	$52,732	$39,429	$33,811	$37,787
Portfolio turnover rateJ	19%I	28%	20%	20%	56%	18%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights — Gold Portfolio

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$21.02	$18.12	$18.50	$22.41	$30.72	$45.96
Income from Investment Operations
Net investment income (loss)B	(.01)	(.09)	(.03)	(.04)	.06	.16
Net realized and unrealized gain (loss)	1.20	3.66	(.35)	(3.87)	(8.38)	(15.40)
Total from investment operations	1.19	3.57	(.38)	(3.91)	(8.32)	(15.24)
Distributions from net realized gain	(.05)	(.68)	–	–	–	–
Total distributions	(.05)	(.68)	–	–	–	–
Redemption fees added to paid in capitalB	–	.01	–C	–C	.01	–C
Net asset value, end of period	$22.16	$21.02	$18.12	$18.50	$22.41	$30.72
Total ReturnD,E	5.64%	20.38%	(2.05)%	(17.45)%	(27.05)%	(33.16)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.86%H	.87%	.97%	.94%	.94%	.93%
Expenses net of fee waivers, if any	.85%H	.84%	.93%	.90%	.92%	.92%
Expenses net of all reductions	.85%H	.84%	.93%	.90%	.91%	.92%
Net investment income (loss)	(.08)%H	(.39)%	(.17)%	(.22)%	.27%	.43%
Supplemental Data
Net assets, end of period (000 omitted)	$1,271,325	$1,271,458	$1,076,206	$992,944	$1,275,913	$2,301,019
Portfolio turnover rateI	19%H	28%	20%	20%	56%	18%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights — Gold Portfolio Class I

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$21.02	$18.13	$18.50	$22.41	$30.69	$45.87
Income from Investment Operations
Net investment income (loss)B	(.01)	(.09)	(.02)	(.04)	.07	.20
Net realized and unrealized gain (loss)	1.20	3.67	(.35)	(3.87)	(8.36)	(15.38)
Total from investment operations	1.19	3.58	(.37)	(3.91)	(8.29)	(15.18)
Distributions from net realized gain	(.05)	(.70)	–	–	–	–
Total distributions	(.05)	(.70)	–	–	–	–
Redemption fees added to paid in capitalB	–	.01	–C	–C	.01	–C
Net asset value, end of period	$22.16	$21.02	$18.13	$18.50	$22.41	$30.69
Total ReturnD,E	5.65%	20.41%	(2.00)%	(17.45)%	(26.98)%	(33.09)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.85%H	.87%	.92%	.90%	.87%	.84%
Expenses net of fee waivers, if any	.83%H	.84%	.88%	.86%	.85%	.83%
Expenses net of all reductions	.83%H	.84%	.88%	.86%	.84%	.82%
Net investment income (loss)	(.06)%H	(.39)%	(.12)%	(.18)%	.34%	.52%
Supplemental Data
Net assets, end of period (000 omitted)	$72,625	$58,673	$52,607	$23,667	$107,830	$128,262
Portfolio turnover rateI	19%H	28%	20%	20%	56%	18%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the consolidated financial statements.

Notes to Consolidated Financial Statements (Unaudited)

For the period ended August 31, 2017

1. Organization.

Gold Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class M (formerly Class T), Class C, Gold and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period March 1, 2016 through June 24, 2016.

2. Consolidated Subsidiary.

The Fund invests in certain commodity-related investments through Fidelity Select Gold Cayman Ltd, a wholly owned subsidiary (the "Subsidiary"). As of period end, the Fund held an investment of $88,680,865 in the Subsidiary, representing 5.7% of the Fund's net assets.

The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

3. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Consolidated Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

4. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in commodities are valued at their last traded price at 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2017 is included at the end the Fund's Consolidated Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), controlled foreign corporations, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes on an unconsolidated basis were as follows:

Gross unrealized appreciation	$381,059,966
Gross unrealized depreciation	(356,383,362)
Net unrealized appreciation (depreciation)	$24,676,604
Tax cost	$1,536,864,439

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(140,407,726)
Long-term	(1,077,593,342)
Total capital loss carryforward	$(1,218,001,068)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Consolidated Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $138,248,523 and $199,944,314, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease.

FMR, either through itself or through an affiliate provides investment management related services to the Subsidiary for which the Subsidiary pays a monthly management fee at the annual rate of .30% of its net assets. Under the management contract with the subsidiary, FMR pays all other expenses of the Subsidiary, except custodian fees.

For the reporting period, the total consolidated annual management fee rate which includes the management fee of the Fund and the Subsidiary was .56% of the Fund's average net assets.

During the period, the investment adviser waived a portion of the Fund's management fee representing the amount of the management fee paid by the Subsidiary to FMR as described in the Expense Reductions note.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$94,092	$2,057
Class M	.25%	.25%	60,670	–
Class C	.75%	.25%	511,931	149,970
			$666,693	$152,027

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$19,052
Class M	3,996
Class C(a)	8,211
$31,259

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$107,027.28
Class M	40,726.34
Class C	105,836.21
Gold	1,326,472.22
Class I	66,146.20
	$1,646,207

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $5,179 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $1,500.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,367 and is reflected in Miscellaneous expenses on the Consolidated Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $23,389.

9. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to the management fee paid by the Subsidiary to FMR. During the period, this waiver reduced the Fund's management fee by $118,759.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $12,774 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $6,559.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2017	Year ended February 28, 2017
From net realized gain
Class A	$127,654	$2,221,326
Class M	32,220	587,030
Class C	80,825	2,039,868
Gold	2,740,284	40,224,766
Class I	149,297	1,978,901
Total	$3,130,280	$47,051,891

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2017	Year ended February 28, 2017	Six months ended August 31, 2017	Year ended February 28, 2017
Class A
Shares sold	582,290	3,164,607	$11,642,181	$69,537,871
Reinvestment of distributions	5,732	120,564	125,534	2,146,978
Shares redeemed	(1,051,845)	(2,238,855)	(21,020,473)	(48,377,613)
Net increase (decrease)	(463,823)	1,046,316	$(9,252,758)	$23,307,236
Class M
Shares sold	150,921	712,177	$3,003,369	$15,561,760
Reinvestment of distributions	1,488	32,071	32,029	560,038
Shares redeemed	(196,977)	(517,783)	(3,878,428)	(11,004,318)
Net increase (decrease)	(44,568)	226,465	$(843,030)	$5,117,480
Class B
Shares sold	–	7,043	$–	$134,526
Shares redeemed	–	(89,908)	–	(1,923,575)
Net increase (decrease)	–	(82,865)	$–	$(1,789,049)
Class C
Shares sold	744,696	3,277,150	$14,167,937	$68,100,712
Reinvestment of distributions	3,724	115,019	76,867	1,909,405
Shares redeemed	(513,570)	(1,324,351)	(9,742,860)	(26,570,952)
Net increase (decrease)	234,850	2,067,818	$4,501,944	$43,439,165
Gold
Shares sold	9,265,178	44,152,495	$191,799,344	$998,832,934
Reinvestment of distributions	117,013	2,098,203	2,622,272	38,476,693
Shares redeemed	(12,513,844)	(45,146,079)	(256,491,430)	(990,273,602)
Net increase (decrease)	(3,131,653)	1,104,619	$(62,069,814)	$47,036,025
Class I
Shares sold	998,901	2,033,849	$20,504,790	$45,606,027
Reinvestment of distributions	6,152	97,474	137,796	1,788,422
Shares redeemed	(519,717)	(2,240,667)	(10,668,211)	(49,737,421)
Net increase (decrease)	485,336	(109,344)	$9,974,375	$(2,342,972)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Materials Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
E.I. du Pont de Nemours & Co.	16.0	15.3
LyondellBasell Industries NV Class A	5.8	5.5
Sherwin-Williams Co.	5.1	2.9
The Dow Chemical Co.	4.7	4.6
Ball Corp.	4.7	4.6
WestRock Co.	4.4	6.4
Graphic Packaging Holding Co.	3.6	4.8
Monsanto Co.	3.5	6.1
Ecolab, Inc.	3.4	3.9
PPG Industries, Inc.	3.4	4.4
	54.6

Top Industries (% of fund's net assets)

As of August 31, 2017
Chemicals	63.6%
Containers & Packaging	17.2%
Metals & Mining	13.2%
Construction Materials	3.6%
Trading Companies & Distributors	1.4%
All Others*	1.0%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

As of February 28, 2017
Chemicals	67.7%
Containers & Packaging	16.6%
Metals & Mining	9.4%
Construction Materials	3.3%
Trading Companies & Distributors	2.0%
All Others*	1.0%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Materials Portfolio

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
Chemicals - 63.6%
Commodity Chemicals - 8.2%
LyondellBasell Industries NV Class A	1,039,196	$94,140,766
Tronox Ltd. Class A	746,803	15,451,354
Westlake Chemical Corp.	293,100	22,542,321
		132,134,441
Diversified Chemicals - 25.0%
E.I. du Pont de Nemours & Co.	3,065,900	257,320,986
Eastman Chemical Co.	378,748	32,648,078
The Chemours Co. LLC	768,600	37,715,202
The Dow Chemical Co.	1,134,900	75,641,085
		403,325,351
Fertilizers & Agricultural Chemicals - 9.1%
Agrium, Inc.	168,300	16,507,214
CF Industries Holdings, Inc.	584,810	16,953,642
FMC Corp.	303,900	26,202,258
Monsanto Co.	475,730	55,755,556
The Scotts Miracle-Gro Co. Class A	332,731	31,805,756
		147,224,426
Industrial Gases - 3.0%
Air Products & Chemicals, Inc.	334,800	48,669,876
Specialty Chemicals - 18.3%
Axalta Coating Systems (a)	699,100	20,637,432
Ecolab, Inc.	417,520	55,655,416
Frutarom Industries Ltd.	171,096	13,137,729
Platform Specialty Products Corp. (a)	1,882,200	21,984,096
PPG Industries, Inc.	519,700	54,215,104
Sherwin-Williams Co.	240,200	81,492,654
W.R. Grace & Co.	663,640	47,436,987
		294,559,418

TOTAL CHEMICALS		1,025,913,512

Construction Materials - 3.6%
Construction Materials - 3.6%
Eagle Materials, Inc.	446,615	43,433,309
Summit Materials, Inc.	482,400	14,250,096
		57,683,405
Containers & Packaging - 17.2%
Metal & Glass Containers - 6.5%
Aptargroup, Inc.	166,000	13,879,260
Ball Corp.	1,883,061	75,303,609
Berry Global Group, Inc. (a)	284,200	15,983,408
		105,166,277
Paper Packaging - 10.7%
Avery Dennison Corp.	210,500	19,841,730
Graphic Packaging Holding Co.	4,514,395	58,912,855
Packaging Corp. of America	209,100	23,504,931
WestRock Co.	1,248,719	71,064,598
		173,324,114

TOTAL CONTAINERS & PACKAGING		278,490,391

Metals & Mining - 13.2%
Copper - 2.6%
Freeport-McMoRan, Inc. (a)	2,872,800	42,459,984
Diversified Metals & Mining - 2.4%
Alcoa Corp.	407,400	17,876,712
Glencore Xstrata PLC	3,540,237	16,457,480
Ivanhoe Mines Ltd. (a)	1,027,400	3,727,025
		38,061,217
Gold - 4.6%
Franco-Nevada Corp.	143,600	11,747,889
Newmont Mining Corp.	1,197,000	45,892,980
Randgold Resources Ltd. sponsored ADR (b)	166,000	17,013,340
		74,654,209
Steel - 3.6%
JFE Holdings, Inc.	240,100	4,743,687
Reliance Steel & Aluminum Co.	235,800	17,076,636
Steel Dynamics, Inc.	1,043,300	35,941,685
		57,762,008

TOTAL METALS & MINING		212,937,418

Trading Companies & Distributors - 1.4%
Trading Companies & Distributors - 1.4%
Univar, Inc. (a)	794,300	22,407,203
TOTAL COMMON STOCKS
(Cost $1,225,458,078)		1,597,431,929

Money Market Funds - 2.2%
Fidelity Cash Central Fund, 1.11% (c)	17,592,420	17,595,939
Fidelity Securities Lending Cash Central Fund 1.11% (c)(d)	17,265,939	17,267,665
TOTAL MONEY MARKET FUNDS
(Cost $34,862,744)		34,863,604
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $1,260,320,822)		1,632,295,533
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(18,828,365)
NET ASSETS - 100%		$1,613,467,168

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$57,142
Fidelity Securities Lending Cash Central Fund	42,894
Total	$100,036

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.0%
Netherlands	5.8%
Bailiwick of Jersey	2.1%
Canada	2.0%
Australia	1.0%
Others (Individually Less Than 1%)	1.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Materials Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $17,013,340) — See accompanying schedule: Unaffiliated issuers (cost $1,225,460,078)	$1,597,431,929
Fidelity Central Funds (cost $34,862,744)	34,863,604
Total Investment in Securities (cost $1,260,322,822)		$1,632,295,533
Foreign currency held at value (cost $20,307)		20,622
Receivable for fund shares sold		1,320,032
Dividends receivable		2,885,278
Distributions receivable from Fidelity Central Funds		20,599
Other receivables		111,986
Total assets		1,636,654,050
Liabilities
Payable for investments purchased	$2,379,628
Payable for fund shares redeemed	2,274,063
Accrued management fee	719,781
Distribution and service plan fees payable	121,583
Other affiliated payables	312,611
Other payables and accrued expenses	115,216
Collateral on securities loaned	17,264,000
Total liabilities		23,186,882
Net Assets		$1,613,467,168
Net Assets consist of:
Paid in capital		$1,189,007,405
Undistributed net investment income		7,030,550
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		45,456,187
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		371,973,026
Net Assets		$1,613,467,168
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($189,385,356 ÷ 2,222,102 shares)		$85.23
Maximum offering price per share (100/94.25 of $85.23)		$90.43
Class M:
Net Asset Value and redemption price per share ($36,186,506 ÷ 428,341 shares)		$84.48
Maximum offering price per share (100/96.50 of $84.48)		$87.54
Class C:
Net Asset Value and offering price per share ($82,067,428 ÷ 997,161 shares)(a)		$82.30
Materials:
Net Asset Value, offering price and redemption price per share ($881,380,293 ÷ 10,285,371 shares)		$85.69
Class I:
Net Asset Value, offering price and redemption price per share ($424,447,585 ÷ 4,962,363 shares)		$85.53

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2017 (Unaudited)
Investment Income
Dividends		$14,074,146
Income from Fidelity Central Funds		100,036
Total income		14,174,182
Expenses
Management fee	$4,284,426
Transfer agent fees	1,628,285
Distribution and service plan fees	748,422
Accounting and security lending fees	246,736
Custodian fees and expenses	13,537
Independent trustees' fees and expenses	17,939
Registration fees	91,499
Audit	26,939
Legal	11,127
Interest	570
Miscellaneous	10,692
Total expenses before reductions	7,080,172
Expense reductions	(38,825)	7,041,347
Net investment income (loss)		7,132,835
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	51,393,911
Fidelity Central Funds	147
Foreign currency transactions	1,825
Total net realized gain (loss)		51,395,883
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	35,519,935
Fidelity Central Funds	(1,638)
Assets and liabilities in foreign currencies	10,004
Total change in net unrealized appreciation (depreciation)		35,528,301
Net gain (loss)		86,924,184
Net increase (decrease) in net assets resulting from operations		$94,057,019

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,132,835	$16,237,847
Net realized gain (loss)	51,395,883	64,095,613
Change in net unrealized appreciation (depreciation)	35,528,301	293,420,932
Net increase (decrease) in net assets resulting from operations	94,057,019	373,754,392
Distributions to shareholders from net investment income	(2,594,339)	(13,547,763)
Distributions to shareholders from net realized gain	(15,363,271)	–
Total distributions	(17,957,610)	(13,547,763)
Share transactions - net increase (decrease)	(30,507,050)	(113,259,980)
Redemption fees	–	17,097
Total increase (decrease) in net assets	45,592,359	246,963,746
Net Assets
Beginning of period	1,567,874,809	1,320,911,063
End of period	$1,613,467,168	$1,567,874,809
Other Information
Undistributed net investment income end of period	$7,030,550	$2,492,054

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Materials Portfolio Class A

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$81.27	$62.94	$80.43	$86.46	$73.44	$69.23
Income from Investment Operations
Net investment income (loss)B	.30	.70	.79	.51	.36	.70
Net realized and unrealized gain (loss)	4.56	18.26	(16.80)	1.05	14.56	5.69
Total from investment operations	4.86	18.96	(16.01)	1.56	14.92	6.39
Distributions from net investment income	(.10)	(.63)	(.58)	(.43)	(.30)	(.63)
Distributions from net realized gain	(.80)	–	(.91)	(7.17)	(1.60)	(1.55)
Total distributions	(.90)	(.63)	(1.48)C	(7.59)D	(1.90)	(2.18)
Redemption fees added to paid in capitalB	–	–E	–E	–E	–E	–E
Net asset value, end of period	$85.23	$81.27	$62.94	$80.43	$86.46	$73.44
Total ReturnF,G,H	6.07%	30.18%	(20.01)%	2.20%	20.46%	9.40%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.07%K	1.08%	1.06%	1.06%	1.10%	1.13%
Expenses net of fee waivers, if any	1.07%K	1.08%	1.06%	1.06%	1.10%	1.13%
Expenses net of all reductions	1.07%K	1.07%	1.06%	1.06%	1.09%	1.12%
Net investment income (loss)	.73%K	.96%	1.09%	.61%	.45%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$189,385	$229,086	$202,747	$319,740	$336,777	$219,627
Portfolio turnover rateL	48%K	49%M	64%	76%M	53%	61%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.48 per share is comprised of distributions from net investment income of $.575 and distributions from net realized gain of $.906 per share.

 D Total distributions of $7.59 per share is comprised of distributions from net investment income of $.425 and distributions from net realized gain of $7.167 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Materials Portfolio Class M

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$80.66	$62.52	$79.95	$85.99	$73.05	$68.91
Income from Investment Operations
Net investment income (loss)B	.18	.47	.56	.25	.12	.50
Net realized and unrealized gain (loss)	4.52	18.12	(16.69)	1.06	14.48	5.66
Total from investment operations	4.70	18.59	(16.13)	1.31	14.60	6.16
Distributions from net investment income	(.08)	(.45)	(.40)	(.18)	(.06)	(.46)
Distributions from net realized gain	(.80)	–	(.91)	(7.17)	(1.60)	(1.55)
Total distributions	(.88)	(.45)	(1.30)C	(7.35)	(1.66)	(2.02)D
Redemption fees added to paid in capitalB	–	–E	–E	–E	–E	–E
Net asset value, end of period	$84.48	$80.66	$62.52	$79.95	$85.99	$73.05
Total ReturnF,G,H	5.91%	29.78%	(20.27)%	1.90%	20.10%	9.10%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.36%K	1.39%	1.38%	1.37%	1.40%	1.42%
Expenses net of fee waivers, if any	1.36%K	1.39%	1.37%	1.37%	1.40%	1.42%
Expenses net of all reductions	1.36%K	1.38%	1.37%	1.37%	1.39%	1.41%
Net investment income (loss)	.44%K	.65%	.77%	.31%	.15%	.73%
Supplemental Data
Net assets, end of period (000 omitted)	$36,187	$40,935	$30,118	$45,252	$45,223	$37,860
Portfolio turnover rateL	48%K	49%M	64%	76%M	53%	61%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.30 per share is comprised of distributions from net investment income of $.395 and distributions from net realized gain of $.906 per share.

 D Total distributions of $2.02 per share is comprised of distributions from net investment income of $.463 and distributions from net realized gain of $1.552 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Materials Portfolio Class C

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$78.72	$61.09	$78.12	$84.38	$71.96	$67.98
Income from Investment Operations
Net investment income (loss)B	(.01)	.15	.24	(.12)	(.23)	.18
Net realized and unrealized gain (loss)	4.41	17.68	(16.28)	1.03	14.23	5.55
Total from investment operations	4.40	17.83	(16.04)	.91	14.00	5.73
Distributions from net investment income	(.02)	(.20)	(.08)	–	–	(.20)
Distributions from net realized gain	(.80)	–	(.91)	(7.17)	(1.58)	(1.55)
Total distributions	(.82)	(.20)	(.99)	(7.17)	(1.58)	(1.75)
Redemption fees added to paid in capitalB	–	–C	–C	–C	–C	–C
Net asset value, end of period	$82.30	$78.72	$61.09	$78.12	$84.38	$71.96
Total ReturnD,E,F	5.66%	29.21%	(20.61)%	1.43%	19.56%	8.58%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.82%I	1.83%	1.81%	1.82%	1.85%	1.89%
Expenses net of fee waivers, if any	1.82%I	1.82%	1.81%	1.82%	1.85%	1.89%
Expenses net of all reductions	1.82%I	1.82%	1.81%	1.82%	1.84%	1.88%
Net investment income (loss)	(.02)%I	.21%	.34%	(.14)%	(.30)%	.26%
Supplemental Data
Net assets, end of period (000 omitted)	$82,067	$80,225	$66,896	$107,697	$106,879	$75,007
Portfolio turnover rateJ	48%I	49%K	64%	76%K	53%	61%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Materials Portfolio

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$81.64	$63.20	$80.77	$86.81	$73.68	$69.41
Income from Investment Operations
Net investment income (loss)B	.41	.90	.98	.73	.58	.90
Net realized and unrealized gain (loss)	4.59	18.34	(16.89)	1.05	14.63	5.71
Total from investment operations	5.00	19.24	(15.91)	1.78	15.21	6.61
Distributions from net investment income	(.15)	(.80)	(.76)	(.65)	(.48)	(.79)
Distributions from net realized gain	(.80)	–	(.91)	(7.17)	(1.60)	(1.55)
Total distributions	(.95)	(.80)	(1.66)C	(7.82)	(2.08)	(2.34)
Redemption fees added to paid in capitalB	–	–D	–D	–D	–D	–D
Net asset value, end of period	$85.69	$81.64	$63.20	$80.77	$86.81	$73.68
Total ReturnE,F	6.21%	30.52%	(19.81)%	2.46%	20.80%	9.71%
Ratios to Average Net AssetsG,H
Expenses before reductions	.80%I	.81%	.81%	.80%	.82%	.85%
Expenses net of fee waivers, if any	.80%I	.81%	.81%	.80%	.82%	.85%
Expenses net of all reductions	.80%I	.81%	.80%	.80%	.82%	.84%
Net investment income (loss)	1.01%I	1.22%	1.34%	.87%	.73%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$881,380	$882,504	$711,985	$1,107,689	$1,231,942	$1,146,782
Portfolio turnover rateJ	48%I	49%K	64%	76%K	53%	61%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.66 per share is comprised of distributions from net investment income of $.756 and distributions from net realized gain of $.906 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Materials Portfolio Class I

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$81.49	$63.07	$80.60	$86.66	$73.57	$69.35
Income from Investment Operations
Net investment income (loss)B	.42	.91	1.00	.74	.59	.90
Net realized and unrealized gain (loss)	4.57	18.31	(16.86)	1.05	14.60	5.70
Total from investment operations	4.99	19.22	(15.86)	1.79	15.19	6.60
Distributions from net investment income	(.15)	(.80)	(.77)	(.68)	(.50)	(.83)
Distributions from net realized gain	(.80)	–	(.91)	(7.17)	(1.60)	(1.55)
Total distributions	(.95)	(.80)	(1.67)C	(7.85)	(2.10)	(2.38)
Redemption fees added to paid in capitalB	–	–D	–D	–D	–D	–D
Net asset value, end of period	$85.53	$81.49	$63.07	$80.60	$86.66	$73.57
Total ReturnE,F	6.22%	30.55%	(19.79)%	2.49%	20.81%	9.71%
Ratios to Average Net AssetsG,H
Expenses before reductions	.79%I	.79%	.78%	.78%	.81%	.85%
Expenses net of fee waivers, if any	.79%I	.79%	.78%	.78%	.81%	.85%
Expenses net of all reductions	.79%I	.78%	.78%	.78%	.81%	.84%
Net investment income (loss)	1.01%I	1.25%	1.37%	.89%	.74%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$424,448	$335,124	$306,145	$468,371	$333,963	$246,696
Portfolio turnover rateJ	48%I	49%K	64%	76%K	53%	61%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.67 per share is comprised of distributions from net investment income of $.767 and distributions from net realized gain of $.906 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2017

1. Organization.

Materials Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class M (formerly Class T), Class C, Materials and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period March 1, 2016 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to in-kind transactions, foreign currency transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$381,555,886
Gross unrealized depreciation	(10,848,625)
Net unrealized appreciation (depreciation)	$370,707,261
Tax cost	$1,261,588,272

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$(611,309)
2019	(80,787)
Total with expiration	$(692,096)

The Fund acquired $692,096 of its capital loss carryforward as part of a merger in a prior period. The losses acquired that will be available to offset future capital gains of the Fund will be limited to approximately $611,309 per year.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $376,858,242 and $418,129,637, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .54% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$243,537	$–
Class M	.25%	.25%	98,574	–
Class C	.75%	.25%	406,311	46,835
			$748,422	$46,835

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$41,394
Class M	3,776
Class C(a)	4,301
$49,471

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$218,546.22
Class M	52,341.27
Class C	91,657.23
Materials	879,179.20
Class I	386,562.20
	$1,628,285

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $10,316 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$7,691,000	1.34%	$570

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 845,013 shares of the Fund held by an affiliated entity were redeemed in-kind for investments and cash with a value of $60,325,459. The Fund had a net realized gain of $17,720,821 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,512 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $42,894.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $31,677 for the period

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $7,148.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2017	Year ended February 28, 2017
From net investment income
Class A	$251,830	$1,672,756
Class M	41,120	205,222
Class C	21,712	195,843
Materials	1,551,064	8,304,133
Class I	728,613	3,169,809
Total	$2,594,339	$13,547,763
From net realized gain
Class A	$1,932,857	$–
Class M	410,177	–
Class C	825,070	–
Materials	8,419,630	–
Class I	3,775,537	–
Total	$15,363,271	$–

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2017	Year ended February 28, 2017	Six months ended August 31, 2017	Year ended February 28, 2017
Class A
Shares sold	360,126	902,923	$29,389,353	$67,495,419
Reinvestment of distributions	26,448	20,549	2,095,242	1,575,920
Shares redeemed	(983,377)	(1,326,009)	(80,641,332)	(96,308,599)
Net increase (decrease)	(596,803)	(402,537)	$(49,156,737)	$(27,237,260)
Class M
Shares sold	130,996	158,674	$10,589,239	$11,939,333
Reinvestment of distributions	5,733	2,663	450,680	202,830
Shares redeemed	(215,919)	(135,543)	(17,511,909)	(9,849,995)
Net increase (decrease)	(79,190)	25,794	$(6,471,990)	$2,292,168
Class B
Shares sold	–	325	$–	$22,444
Shares redeemed	–	(49,632)	–	(3,403,614)
Net increase (decrease)	–	(49,307)	$–	$(3,381,170)
Class C
Shares sold	97,906	197,093	$7,719,298	$14,487,205
Reinvestment of distributions	10,428	2,419	800,052	179,992
Shares redeemed	(130,332)	(275,454)	(10,327,170)	(19,415,602)
Net increase (decrease)	(21,998)	(75,942)	$(1,807,820)	$(4,748,405)
Materials
Shares sold	807,375	2,367,980	$66,920,266	$176,958,165
Reinvestment of distributions	117,439	100,563	9,344,603	7,743,369
Shares redeemed	(1,449,071)	(2,924,430)	(119,003,042)	(214,559,584)
Net increase (decrease)	(524,257)	(455,887)	$(42,738,173)	$(29,858,050)
Class I
Shares sold	1,437,469	1,754,029	$118,140,685	$130,244,335
Reinvestment of distributions	53,154	37,780	4,221,464	2,903,738
Shares redeemed	(640,489)	(2,533,375)(a)	(52,694,479)	(183,475,336)(a)
Net increase (decrease)	850,134	(741,566)	$69,667,670	$(50,327,263)

 (a) Amount includes in-kind redemptions (see the Prior Fiscal Year Redemptions In-Kind note for additional details).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2017 to August 31, 2017).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During Period-B March 1, 2017 to August 31, 2017
Chemicals Portfolio	.78%
Actual		$1,000.00	$1,069.60	$4.07
Hypothetical-C		$1,000.00	$1,021.27	$3.97
Gold Portfolio
Class A	1.16%
Actual		$1,000.00	$1,055.20	$6.01
Hypothetical-C		$1,000.00	$1,019.36	$5.90
Class M	1.46%
Actual		$1,000.00	$1,053.80	$7.56
Hypothetical-C		$1,000.00	$1,017.85	$7.43
Class C	1.83%
Actual		$1,000.00	$1,051.40	$9.46
Hypothetical-C		$1,000.00	$1,015.98	$9.30
Gold	.85%
Actual		$1,000.00	$1,056.40	$4.41
Hypothetical-C		$1,000.00	$1,020.92	$4.33
Class I	.83%
Actual		$1,000.00	$1,056.50	$4.30
Hypothetical-C		$1,000.00	$1,021.02	$4.23
Materials Portfolio
Class A	1.07%
Actual		$1,000.00	$1,060.70	$5.56
Hypothetical-C		$1,000.00	$1,019.81	$5.45
Class M	1.36%
Actual		$1,000.00	$1,059.10	$7.06
Hypothetical- C		$1,000.00	$1,018.35	$6.92
Class C	1.82%
Actual		$1,000.00	$1,056.60	$9.43
Hypothetical-C		$1,000.00	$1,016.03	$9.25
Materials	.80%
Actual		$1,000.00	$1,062.10	$4.16
Hypothetical-C		$1,000.00	$1,021.17	$4.08
Class I	.79%
Actual		$1,000.00	$1,062.20	$4.11
Hypothetical-C		$1,000.00	$1,021.22	$4.02

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

SELMT-SANN-1017
1.846035.110

Fidelity® Select Portfolios®
Consumer Discretionary Sector

Automotive Portfolio

Construction and Housing Portfolio

Consumer Discretionary Portfolio

Leisure Portfolio

Multimedia Portfolio

Retailing Portfolio

Semi-Annual Report

August 31, 2017

Contents

Automotive Portfolio
Investment Summary
Investments
Financial Statements
Construction and Housing Portfolio
Investment Summary
Investments
Financial Statements
Consumer Discretionary Portfolio
Investment Summary
Investments
Financial Statements
Leisure Portfolio
Investment Summary
Investments
Financial Statements
Multimedia Portfolio
Investment Summary
Investments
Financial Statements
Retailing Portfolio
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Automotive Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Tesla, Inc.	10.1	9.8
General Motors Co.	9.4	5.8
Toyota Motor Corp. sponsored ADR	9.3	11.9
Ford Motor Co.	7.8	5.3
Honda Motor Co. Ltd. sponsored ADR	7.3	4.1
Delphi Automotive PLC	5.5	3.1
CarMax, Inc.	4.4	0.0
AutoZone, Inc.	4.1	2.1
O'Reilly Automotive, Inc.	3.9	0.0
KAR Auction Services, Inc.	3.9	4.3
	65.7

Top Industries (% of fund's net assets)

As of August 31, 2017
Automobiles	53.0%
Auto Components	19.7%
Specialty Retail	13.3%
Commercial Services & Supplies	6.2%
Distributors	3.7%
All Others*	4.1%

As of February 28, 2017
Automobiles	50.6%
Auto Components	25.1%
Machinery	6.5%
Commercial Services & Supplies	4.3%
Distributors	4.1%
All Others*	9.4%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

* Includes Short-Term investments and Net Other Assets (Liabilities).

Automotive Portfolio

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
Auto Components - 19.7%
Auto Parts & Equipment - 18.9%
Adient PLC	12,400	$876,432
Autoliv, Inc. (a)	3,900	423,618
BorgWarner, Inc.	9,600	445,536
Dana Holding Corp.	45,200	1,087,964
Delphi Automotive PLC	26,458	2,550,551
Gentex Corp.	3,600	65,772
Lear Corp.	2,000	299,080
Magna International, Inc. Class A (sub. vtg.)	20,900	1,005,711
Stoneridge, Inc. (b)	23,140	383,198
Tenneco, Inc.	13,106	710,345
Valeo SA	6,200	414,653
Visteon Corp. (b)	5,040	581,818
		8,844,678
Tires & Rubber - 0.8%
The Goodyear Tire & Rubber Co.	11,500	348,450

TOTAL AUTO COMPONENTS		9,193,128

Automobiles - 52.0%
Automobile Manufacturers - 51.6%
EDAG Engineering Group AG	400	5,564
Ferrari NV	12,400	1,419,676
Fiat Chrysler Automobiles NV(b)	104,000	1,573,520
Ford Motor Co.	332,731	3,670,023
General Motors Co.	120,114	4,388,966
Honda Motor Co. Ltd. sponsored ADR	121,295	3,408,390
Subaru Corp.	17,400	610,310
Tata Motors Ltd. sponsored ADR	40	1,194
Tesla, Inc. (a)(b)	13,300	4,733,469
Toyota Motor Corp. sponsored ADR (a)	38,317	4,329,055
		24,140,167
Motorcycle Manufacturers - 0.4%
Harley-Davidson, Inc. (a)	3,800	178,638

TOTAL AUTOMOBILES		24,318,805

Commercial Services & Supplies - 6.2%
Diversified Support Services - 6.2%
Copart, Inc. (b)	33,000	1,078,770
KAR Auction Services, Inc.	39,980	1,802,698
		2,881,468
Distributors - 3.7%
Distributors - 3.7%
Genuine Parts Co.	5,900	488,697
LKQ Corp. (b)	35,400	1,226,610
		1,715,307
Household Durables - 0.8%
Consumer Electronics - 0.8%
Panasonic Corp.	27,600	367,914
Machinery - 2.2%
Construction Machinery & Heavy Trucks - 2.2%
Allison Transmission Holdings, Inc.	29,700	1,031,481
Specialty Retail - 13.3%
Automotive Retail - 13.3%
Advance Auto Parts, Inc.	4,100	401,390
AutoZone, Inc. (b)	3,664	1,936,204
CarMax, Inc. (b)	30,700	2,061,505
O'Reilly Automotive, Inc. (b)	9,400	1,843,622
		6,242,721
Trading Companies & Distributors - 1.1%
Trading Companies & Distributors - 1.1%
Rush Enterprises, Inc. Class A (b)	12,500	512,375
TOTAL COMMON STOCKS
(Cost $35,762,623)		46,263,199

Nonconvertible Preferred Stocks - 1.0%
Automobiles - 1.0%
Automobile Manufacturers - 1.0%
Volkswagen AG
(Cost $437,983)	3,200	477,513

Money Market Funds - 17.3%
Fidelity Cash Central Fund, 1.11% (c)	219,801	219,845
Fidelity Securities Lending Cash Central Fund 1.11% (c)(d)	7,846,987	7,847,772
TOTAL MONEY MARKET FUNDS
(Cost $8,067,586)		8,067,617
TOTAL INVESTMENT IN SECURITIES - 117.3%
(Cost $44,268,192)		54,808,329
NET OTHER ASSETS (LIABILITIES) - (17.3)%		(8,073,624)
NET ASSETS - 100%		$46,734,705

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,797
Fidelity Securities Lending Cash Central Fund	31,832
Total	$34,629

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$46,263,199	$45,895,285	$367,914	$--
Nonconvertible Preferred Stocks	477,513	477,513	--	--
Money Market Funds	8,067,617	8,067,617	--	--
Total Investments in Securities:	$54,808,329	$54,440,415	$367,914	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	63.4%
Japan	18.7%
Netherlands	6.4%
Bailiwick of Jersey	5.5%
Canada	2.2%
Ireland	1.9%
Germany	1.0%
Others (Individually Less Than 1%)	0.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Automotive Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $7,741,387) — See accompanying schedule: Unaffiliated issuers (cost $36,200,606)	$46,740,712
Fidelity Central Funds (cost $8,067,586)	8,067,617
Total Investment in Securities (cost $44,268,192)		$54,808,329
Cash		16,915
Receivable for investments sold		117,492
Receivable for fund shares sold		126,941
Dividends receivable		94,276
Distributions receivable from Fidelity Central Funds		4,377
Other receivables		3,127
Total assets		55,171,457
Liabilities
Payable for investments purchased	$115,241
Payable for fund shares redeemed	421,192
Accrued management fee	20,885
Other affiliated payables	11,137
Other payables and accrued expenses	20,324
Collateral on securities loaned	7,847,973
Total liabilities		8,436,752
Net Assets		$46,734,705
Net Assets consist of:
Paid in capital		$29,958,606
Undistributed net investment income		259,213
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		5,977,844
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		10,539,042
Net Assets, for 1,293,002 shares outstanding		$46,734,705
Net Asset Value, offering price and redemption price per share ($46,734,705 ÷ 1,293,002 shares)		$36.14

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2017 (Unaudited)
Investment Income
Dividends		$552,621
Income from Fidelity Central Funds (including $31,832 from security lending)		34,629
Total income		587,250
Expenses
Management fee	$135,090
Transfer agent fees	60,086
Accounting and security lending fees	10,528
Custodian fees and expenses	4,407
Independent trustees' fees and expenses	593
Registration fees	15,995
Audit	18,571
Legal	395
Miscellaneous	454
Total expenses before reductions	246,119
Expense reductions	(270)	245,849
Net investment income (loss)		341,401
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,277,404
Fidelity Central Funds	(1,490)
Foreign currency transactions	(6,148)
Total net realized gain (loss)		6,269,766
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(4,189,660)
Fidelity Central Funds	(103)
Assets and liabilities in foreign currencies	762
Total change in net unrealized appreciation (depreciation)		(4,189,001)
Net gain (loss)		2,080,765
Net increase (decrease) in net assets resulting from operations		$2,422,166

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$341,401	$554,402
Net realized gain (loss)	6,269,766	7,164,534
Change in net unrealized appreciation (depreciation)	(4,189,001)	1,447,014
Net increase (decrease) in net assets resulting from operations	2,422,166	9,165,950
Distributions to shareholders from net investment income	–	(804,065)
Distributions to shareholders from net realized gain	(3,308,933)	(3,128,021)
Total distributions	(3,308,933)	(3,932,086)
Share transactions
Proceeds from sales of shares	4,282,218	20,368,287
Reinvestment of distributions	3,180,295	3,717,039
Cost of shares redeemed	(13,910,767)	(40,996,727)
Net increase (decrease) in net assets resulting from share transactions	(6,448,254)	(16,911,401)
Redemption fees	564	1,913
Total increase (decrease) in net assets	(7,334,457)	(11,675,624)
Net Assets
Beginning of period	54,069,162	65,744,786
End of period	$46,734,705	$54,069,162
Other Information
Undistributed net investment income end of period	$259,213	$–
Distributions in excess of net investment income end of period	$–	$(82,188)
Shares
Sold	121,646	560,082
Issued in reinvestment of distributions	93,953	104,277
Redeemed	(392,744)	(1,143,684)
Net increase (decrease)	(177,145)	(479,325)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Automotive Portfolio

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$36.78	$33.72	$48.82	$56.95	$40.65	$38.05
Income from Investment Operations
Net investment income (loss)B	.24	.33	.65	.42	.22	.24
Net realized and unrealized gain (loss)	1.48	5.22	(9.37)	3.05	16.96	2.65
Total from investment operations	1.72	5.55	(8.72)	3.47	17.18	2.89
Distributions from net investment income	–	(.52)	(.45)	(.38)	(.15)	(.26)
Distributions from net realized gain	(2.36)	(1.98)	(5.93)	(11.22)	(.73)	(.02)
Total distributions	(2.36)	(2.49)C	(6.38)	(11.60)	(.88)	(.29)D
Redemption fees added to paid in capitalB,E	–	–	–	–	–	–
Net asset value, end of period	$36.14	$36.78	$33.72	$48.82	$56.95	$40.65
Total ReturnF,G	5.10%	16.80%	(20.00)%	8.04%	42.33%	7.64%
Ratios to Average Net AssetsH,I
Expenses before reductions	.99%J	.96%	.87%	.85%	.84%	.91%
Expenses net of fee waivers, if any	.99%J	.96%	.87%	.85%	.84%	.91%
Expenses net of all reductions	.99%J	.95%	.86%	.85%	.83%	.89%
Net investment income (loss)	1.38%J	.92%	1.49%	.82%	.43%	.66%
Supplemental Data
Net assets, end of period (000 omitted)	$46,735	$54,069	$65,745	$137,877	$214,227	$142,959
Portfolio turnover rateK	123%J	83%	80%	71%	148%	72%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $2.49 per share is comprised of distributions from net investment income of $.515 and distributions from net realized gain of $1.975 per share.

 D Total distributions of $.29 per share is comprised of distributions from net investment income of $.261 and distributions from net realized gain of $.024 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Construction and Housing Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Home Depot, Inc.	18.5	24.1
Lowe's Companies, Inc.	11.0	8.3
AvalonBay Communities, Inc.	6.5	6.2
UDR, Inc.	3.8	0.0
Vulcan Materials Co.	3.4	2.5
Camden Property Trust (SBI)	3.1	3.3
Fortune Brands Home & Security, Inc.	3.0	2.9
Martin Marietta Materials, Inc.	2.9	3.3
Owens Corning	2.9	2.4
Lennar Corp. Class A	2.7	2.7
	57.8

Top Industries (% of fund's net assets)

As of August 31, 2017
Specialty Retail	29.5%
Equity Real Estate Investment Trusts (Reits)	21.6%
Building Products	16.1%
Household Durables	12.9%
Construction & Engineering	8.3%
All Others*	11.6%

As of February 28, 2017
Specialty Retail	32.4%
Equity Real Estate Investment Trusts (Reits)	20.6%
Building Products	17.0%
Household Durables	11.5%
Construction & Engineering	8.8%
All Others*	9.7%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

* Includes Short-Term investments and Net Other Assets (Liabilities).

Construction and Housing Portfolio

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
Building Products - 16.1%
Building Products - 16.1%
A.O. Smith Corp.	113,384	$6,314,355
Allegion PLC	21,800	1,715,878
Apogee Enterprises, Inc.	54,300	2,372,910
Builders FirstSource, Inc. (a)	118,608	1,930,938
Continental Building Products, Inc. (a)	81,173	1,976,563
Fortune Brands Home & Security, Inc.	158,684	9,922,511
Johnson Controls International PLC	191,054	7,563,828
Masco Corp.	24,600	904,542
Masonite International Corp. (a)	59,400	3,760,020
Owens Corning	126,443	9,373,220
Patrick Industries, Inc. (a)	39,000	2,886,000
Simpson Manufacturing Co. Ltd.	46,700	2,044,526
Trex Co., Inc. (a)	29,200	2,219,200
		52,984,491
Construction & Engineering - 8.3%
Construction & Engineering - 8.3%
EMCOR Group, Inc.	67,328	4,446,341
Fluor Corp.	124	4,783
Granite Construction, Inc.	57,900	3,197,817
Jacobs Engineering Group, Inc.	92,502	5,040,434
KBR, Inc.	240,154	3,907,306
MasTec, Inc. (a)	62,100	2,533,680
Quanta Services, Inc. (a)	128,500	4,617,005
Valmont Industries, Inc.	25,800	3,703,590
		27,450,956
Construction Materials - 7.2%
Construction Materials - 7.2%
Martin Marietta Materials, Inc.	44,444	9,421,684
Summit Materials, Inc.	107,410	3,172,891
Vulcan Materials Co.	91,831	11,135,427
		23,730,002
Equity Real Estate Investment Trusts (REITs) - 21.6%
Residential REITs - 19.7%
American Homes 4 Rent Class A	264,369	5,858,417
AvalonBay Communities, Inc.	114,798	21,551,029
Camden Property Trust (SBI)	115,922	10,372,701
Equity Lifestyle Properties, Inc.	95,700	8,531,655
Equity Residential (SBI)	34,450	2,313,318
Invitation Homes, Inc. (b)	167,700	3,880,578
UDR, Inc.	318,300	12,356,406
		64,864,104
Specialized REITs - 1.9%
Extra Space Storage, Inc.	78,282	6,077,032

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		70,941,136

Household Durables - 12.9%
Home Furnishings - 1.6%
Mohawk Industries, Inc. (a)	20,953	5,303,623
Homebuilding - 11.3%
CalAtlantic Group, Inc.	78,677	2,734,026
Lennar Corp. Class A	168,610	8,727,254
M/I Homes, Inc.	58,800	1,446,480
NVR, Inc. (a)	2,652	7,215,694
PulteGroup, Inc.	68,100	1,758,342
Taylor Morrison Home Corp. (a)	190,415	3,850,191
Toll Brothers, Inc.	170,875	6,657,290
TopBuild Corp. (a)	81,100	4,813,285
		37,202,562

TOTAL HOUSEHOLD DURABLES		42,506,185

Real Estate Management & Development - 1.6%
Real Estate Development - 1.1%
Howard Hughes Corp. (a)	29,292	3,437,416
Real Estate Operating Companies - 0.5%
The RMR Group, Inc.	32,415	1,674,235

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		5,111,651

Specialty Retail - 29.5%
Home Improvement Retail - 29.5%
Home Depot, Inc.	405,560	60,781,274
Lowe's Companies, Inc.	489,570	36,174,327
		96,955,601
Trading Companies & Distributors - 0.6%
Trading Companies & Distributors - 0.6%
HD Supply Holdings, Inc. (a)	57,600	1,918,080
TOTAL COMMON STOCKS
(Cost $223,009,515)		321,598,102

Convertible Preferred Stocks - 0.0%
Household Durables - 0.0%
Homebuilding - 0.0%
Blu Homes, Inc. Series A, 5.00% (a)(c)(d)
(Cost $4,000,001)	865,801	8,658

Money Market Funds - 2.9%
Fidelity Cash Central Fund, 1.11% (e)	5,506,694	5,507,795
Fidelity Securities Lending Cash Central Fund 1.11% (e)(f)	3,937,931	3,938,325
TOTAL MONEY MARKET FUNDS
(Cost $9,446,488)		9,446,120
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $236,456,004)		331,052,880
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(2,286,284)
NET ASSETS - 100%		$328,766,596

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,658 or 0.0% of net assets.

 (d) Level 3 instrument

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Blu Homes, Inc. Series A, 5.00%	6/10/13	$4,000,001

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$13,440
Fidelity Securities Lending Cash Central Fund	3,036
Total	$16,476

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$321,598,102	$321,598,102	$--	$--
Convertible Preferred Stocks	8,658	--	--	8,658
Money Market Funds	9,446,120	9,446,120	--	--
Total Investments in Securities:	$331,052,880	$331,044,222	$--	$8,658

See accompanying notes which are an integral part of the financial statements.

Construction and Housing Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,878,264) — See accompanying schedule: Unaffiliated issuers (cost $227,009,516)	$321,606,760
Fidelity Central Funds (cost $9,446,488)	9,446,120
Total Investment in Securities (cost $236,456,004)		$331,052,880
Receivable for investments sold		9,941,683
Receivable for fund shares sold		1,496,586
Dividends receivable		450,648
Distributions receivable from Fidelity Central Funds		3,094
Other receivables		4,499
Total assets		342,949,390
Liabilities
Payable for investments purchased	$8,240,005
Payable for fund shares redeemed	1,762,605
Accrued management fee	151,596
Other affiliated payables	71,658
Other payables and accrued expenses	18,330
Collateral on securities loaned	3,938,600
Total liabilities		14,182,794
Net Assets		$328,766,596
Net Assets consist of:
Paid in capital		$196,757,591
Undistributed net investment income		1,521,027
Accumulated undistributed net realized gain (loss) on investments		35,891,102
Net unrealized appreciation (depreciation) on investments		94,596,876
Net Assets, for 5,295,628 shares outstanding		$328,766,596
Net Asset Value, offering price and redemption price per share ($328,766,596 ÷ 5,295,628 shares)		$62.08

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2017 (Unaudited)
Investment Income
Dividends		$3,189,157
Income from Fidelity Central Funds (including $3,036 from security lending)		16,476
Total income		3,205,633
Expenses
Management fee	$1,095,011
Transfer agent fees	380,321
Accounting and security lending fees	78,248
Custodian fees and expenses	3,863
Independent trustees' fees and expenses	4,723
Registration fees	25,403
Audit	18,330
Legal	3,931
Interest	420
Miscellaneous	3,197
Total expenses before reductions	1,613,447
Expense reductions	(12,997)	1,600,450
Net investment income (loss)		1,605,183
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	36,389,950
Fidelity Central Funds	92
Total net realized gain (loss)		36,390,042
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(22,617,748)
Fidelity Central Funds	(368)
Total change in net unrealized appreciation (depreciation)		(22,618,116)
Net gain (loss)		13,771,926
Net increase (decrease) in net assets resulting from operations		$15,377,109

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,605,183	$2,871,772
Net realized gain (loss)	36,390,042	45,337,281
Change in net unrealized appreciation (depreciation)	(22,618,116)	31,572,029
Net increase (decrease) in net assets resulting from operations	15,377,109	79,781,082
Distributions to shareholders from net investment income	–	(2,958,507)
Distributions to shareholders from net realized gain	(12,640,420)	(10,930,766)
Total distributions	(12,640,420)	(13,889,273)
Share transactions
Proceeds from sales of shares	51,979,947	139,679,030
Reinvestment of distributions	12,128,737	13,323,889
Cost of shares redeemed	(142,606,861)	(263,677,954)
Net increase (decrease) in net assets resulting from share transactions	(78,498,177)	(110,675,035)
Redemption fees	2,292	5,822
Total increase (decrease) in net assets	(75,759,196)	(44,777,404)
Net Assets
Beginning of period	404,525,792	449,303,196
End of period	$328,766,596	$404,525,792
Other Information
Undistributed net investment income end of period	$1,521,027	$–
Distributions in excess of net investment income end of period	$–	$(84,156)
Shares
Sold	831,434	2,347,435
Issued in reinvestment of distributions	199,191	225,218
Redeemed	(2,290,922)	(4,467,875)
Net increase (decrease)	(1,260,297)	(1,895,222)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Construction and Housing Portfolio

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$61.70	$53.16	$59.74	$57.48	$52.01	$40.01
Income from Investment Operations
Net investment income (loss)B	.25	.37	.33	.29	.26	.19
Net realized and unrealized gain (loss)	2.06	10.29	(5.02)	8.53	9.65	12.47
Total from investment operations	2.31	10.66	(4.69)	8.82	9.91	12.66
Distributions from net investment income	–	(.45)	(.23)	(.29)	(.30)	(.14)
Distributions from net realized gain	(1.93)	(1.67)	(1.66)	(6.28)	(4.14)	(.53)
Total distributions	(1.93)	(2.12)	(1.89)	(6.56)C	(4.44)	(.67)
Redemption fees added to paid in capitalB	–D	–D	–D	–D	–D	.01
Net asset value, end of period	$62.08	$61.70	$53.16	$59.74	$57.48	$52.01
Total ReturnE,F	3.80%	20.23%	(8.11)%	16.99%	19.84%	31.79%
Ratios to Average Net AssetsG,H
Expenses before reductions	.80%I	.80%	.81%	.82%	.81%	.86%
Expenses net of fee waivers, if any	.80%I	.80%	.80%	.82%	.81%	.86%
Expenses net of all reductions	.80%I	.79%	.80%	.82%	.81%	.86%
Net investment income (loss)	.80%I	.62%	.57%	.52%	.47%	.42%
Supplemental Data
Net assets, end of period (000 omitted)	$328,767	$404,526	$449,303	$419,479	$376,750	$781,007
Portfolio turnover rateJ	48%I	87%	80%	71%	53%	47%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $6.56 per share is comprised of distributions from net investment income of $.287 and distributions from net realized gain of $6.276 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Consumer Discretionary Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Amazon.com, Inc.	15.9	14.9
Home Depot, Inc.	9.3	9.7
The Walt Disney Co.	7.1	9.6
Charter Communications, Inc. Class A	7.0	7.0
Comcast Corp. Class A	4.3	3.3
Starbucks Corp.	3.9	1.8
Dollar Tree, Inc.	3.8	4.4
NIKE, Inc. Class B	3.8	6.4
Tesla, Inc.	2.4	0.0
Las Vegas Sands Corp.	2.0	1.2
	59.5

Top Industries (% of fund's net assets)

As of August 31, 2017
Hotels, Restaurants & Leisure	23.7%
Internet & Direct Marketing Retail	19.5%
Media	19.0%
Specialty Retail	17.7%
Textiles, Apparel & Luxury Goods	6.1%
All Others*	14.0%

As of February 28, 2017
Media	27.0%
Specialty Retail	20.4%
Internet & Direct Marketing Retail	17.2%
Hotels, Restaurants & Leisure	12.7%
Textiles, Apparel & Luxury Goods	8.0%
All Others*	14.7%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

* Includes Short-Term investments and Net Other Assets (Liabilities).

Consumer Discretionary Portfolio

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
Auto Components - 0.0%
Auto Parts & Equipment - 0.0%
Tenneco, Inc.	1,000	$54,200
Automobiles - 2.7%
Automobile Manufacturers - 2.7%
Ferrari NV	12,600	1,442,574
Tesla, Inc. (a)(b)	46,600	16,584,940
Thor Industries, Inc.	3,500	380,240
		18,407,754
Beverages - 1.0%
Distillers & Vintners - 0.9%
Constellation Brands, Inc. Class A (sub. vtg.)	28,500	5,702,850
Soft Drinks - 0.1%
Monster Beverage Corp. (b)	16,720	933,310

TOTAL BEVERAGES		6,636,160

Distributors - 0.8%
Distributors - 0.8%
LKQ Corp. (b)	113,800	3,943,170
Pool Corp.	12,100	1,206,249
		5,149,419
Diversified Consumer Services - 0.3%
Education Services - 0.1%
New Oriental Education & Technology Group, Inc. sponsored ADR	9,300	760,275
Specialized Consumer Services - 0.2%
Service Corp. International	10,600	374,604
ServiceMaster Global Holdings, Inc. (b)	23,100	1,088,472
		1,463,076

TOTAL DIVERSIFIED CONSUMER SERVICES		2,223,351

Food & Staples Retailing - 1.1%
Food Distributors - 0.8%
Performance Food Group Co. (b)	188,500	5,240,300
Hypermarkets & Super Centers - 0.3%
Costco Wholesale Corp.	16,100	2,523,514

TOTAL FOOD & STAPLES RETAILING		7,763,814

Hotels, Restaurants & Leisure - 23.7%
Casinos & Gaming - 4.2%
Churchill Downs, Inc.	12,700	2,481,580
Eldorado Resorts, Inc. (b)	12,500	287,500
Las Vegas Sands Corp.	215,170	13,385,726
Melco Crown Entertainment Ltd. sponsored ADR	84,900	1,863,555
MGM Mirage, Inc.	223,000	7,350,080
Penn National Gaming, Inc. (b)	34,035	755,237
Wynn Resorts Ltd.	15,300	2,126,547
		28,250,225
Hotels, Resorts & Cruise Lines - 6.8%
Hilton Grand Vacations, Inc.	33,887	1,228,404
Hilton, Inc.	201,600	12,968,928
Marriott International, Inc. Class A	58,433	6,052,490
Marriott Vacations Worldwide Corp.	25,400	2,955,544
Royal Caribbean Cruises Ltd.	95,100	11,836,146
Wyndham Worldwide Corp.	109,500	10,914,960
		45,956,472
Leisure Facilities - 1.4%
Cedar Fair LP (depositary unit)	6,700	464,846
Vail Resorts, Inc.	39,089	8,910,338
		9,375,184
Restaurants - 11.3%
ARAMARK Holdings Corp.	65,900	2,681,471
Chipotle Mexican Grill, Inc. (b)	7,300	2,311,983
Darden Restaurants, Inc.	27,500	2,257,475
Dave & Buster's Entertainment, Inc. (b)	76,100	4,448,806
Del Taco Restaurants, Inc. (b)	164,028	2,309,514
Domino's Pizza, Inc.	5,400	984,204
Dunkin' Brands Group, Inc.	28,900	1,490,084
Jack in the Box, Inc.	69,001	6,459,874
McDonald's Corp.	48,700	7,790,539
Papa John's International, Inc.	63,600	4,756,644
Restaurant Brands International, Inc.	16,500	1,007,243
Ruth's Hospitality Group, Inc.	78,400	1,532,720
Shake Shack, Inc. Class A (b)	22,600	698,792
Starbucks Corp.	481,500	26,415,090
Texas Roadhouse, Inc. Class A	42,400	2,011,880
U.S. Foods Holding Corp. (b)	174,967	4,802,844
Wingstop, Inc.	24,100	781,081
Yum! Brands, Inc.	51,100	3,925,502
		76,665,746

TOTAL HOTELS, RESTAURANTS & LEISURE		160,247,627

Household Durables - 0.8%
Homebuilding - 0.7%
D.R. Horton, Inc.	72,100	2,606,415
Lennar Corp. Class A	35,800	1,853,008
		4,459,423
Household Appliances - 0.1%
Techtronic Industries Co. Ltd.	191,000	988,468

TOTAL HOUSEHOLD DURABLES		5,447,891

Household Products - 0.3%
Household Products - 0.3%
Spectrum Brands Holdings, Inc.	21,602	2,375,356
Internet & Direct Marketing Retail - 19.5%
Internet & Direct Marketing Retail - 19.5%
Amazon.com, Inc. (b)	109,500	107,375,699
Boohoo.Com PLC (b)	392,600	1,152,413
Liberty Interactive Corp. QVC Group Series A (b)	201,810	4,464,037
Netflix, Inc. (b)	57,079	9,972,272
Priceline Group, Inc. (b)	4,840	8,964,067
Wayfair LLC Class A (b)	2,600	184,626
		132,113,114
Internet Software & Services - 0.8%
Internet Software & Services - 0.8%
Alphabet, Inc. Class A (b)	3,400	3,247,816
Facebook, Inc. Class A (b)	12,900	2,218,413
		5,466,229
IT Services - 0.2%
Data Processing & Outsourced Services - 0.2%
Global Payments, Inc.	10,800	1,031,292
Leisure Products - 0.7%
Leisure Products - 0.7%
Mattel, Inc. (a)	271,800	4,408,596
Media - 19.0%
Cable & Satellite - 11.8%
Charter Communications, Inc. Class A (b)	118,869	47,374,051
Comcast Corp. Class A	720,400	29,255,444
DISH Network Corp. Class A (b)	21,800	1,248,922
Naspers Ltd. Class N	8,300	1,876,433
		79,754,850
Movies & Entertainment - 7.2%
Liberty SiriusXM Liberty Formula One Group Series C (b)	20,200	793,860
The Walt Disney Co.	471,847	47,750,916
		48,544,776

TOTAL MEDIA		128,299,626

Multiline Retail - 4.5%
General Merchandise Stores - 4.5%
B&M European Value Retail S.A.	436,486	2,101,900
Dollar General Corp.	36,700	2,662,952
Dollar Tree, Inc. (b)	325,921	25,956,348
		30,721,200
Personal Products - 0.2%
Personal Products - 0.2%
Herbalife Ltd. (b)	17,900	1,235,279
Real Estate Management & Development - 0.0%
Real Estate Services - 0.0%
Redfin Corp.	1,200	26,748
Specialty Retail - 17.7%
Apparel Retail - 5.3%
Burlington Stores, Inc. (b)	55,000	4,792,150
Foot Locker, Inc.	19,600	690,508
Inditex SA	64,573	2,456,249
L Brands, Inc.	41,225	1,493,170
Ross Stores, Inc.	228,459	13,353,429
TJX Companies, Inc.	177,809	12,855,591
		35,641,097
Automotive Retail - 2.4%
AutoZone, Inc. (b)	11,800	6,235,592
O'Reilly Automotive, Inc. (b)	50,398	9,884,560
		16,120,152
Home Improvement Retail - 9.6%
Home Depot, Inc.	422,800	63,365,036
Lowe's Companies, Inc.	24,800	1,832,472
		65,197,508
Specialty Stores - 0.4%
Ulta Beauty, Inc.	11,000	2,431,110

TOTAL SPECIALTY RETAIL		119,389,867

Technology Hardware, Storage & Peripherals - 0.5%
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.	20,800	3,411,200
Textiles, Apparel & Luxury Goods - 6.1%
Apparel, Accessories & Luxury Goods - 2.3%
adidas AG	14,107	3,166,448
Carter's, Inc.	24,300	2,107,053
Coach, Inc.	32,900	1,371,930
G-III Apparel Group Ltd. (b)	29,800	819,500
LVMH Moet Hennessy - Louis Vuitton SA	8,932	2,346,166
PVH Corp.	48,200	6,067,898
		15,878,995
Footwear - 3.8%
NIKE, Inc. Class B	483,150	25,515,152

TOTAL TEXTILES, APPAREL & LUXURY GOODS		41,394,147

TOTAL COMMON STOCKS
(Cost $529,979,385)		675,802,870

Money Market Funds - 2.9%
Fidelity Cash Central Fund, 1.11% (c)	2,237,097	2,237,544
Fidelity Securities Lending Cash Central Fund 1.11% (c)(d)	17,022,505	17,024,207
TOTAL MONEY MARKET FUNDS
(Cost $19,261,083)		19,261,751
TOTAL INVESTMENT IN SECURITIES - 102.8%
(Cost $549,240,468)		695,064,621
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(18,707,104)
NET ASSETS - 100%		$676,357,517

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$20,918
Fidelity Securities Lending Cash Central Fund	132,495
Total	$153,413

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$675,802,870	$671,000,455	$4,802,415	$--
Money Market Funds	19,261,751	19,261,751	--	--
Total Investments in Securities:	$695,064,621	$690,262,206	$4,802,415	$--

See accompanying notes which are an integral part of the financial statements.

Consumer Discretionary Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $16,813,736) — See accompanying schedule: Unaffiliated issuers (cost $529,979,385)	$675,802,870
Fidelity Central Funds (cost $19,261,083)	19,261,751
Total Investment in Securities (cost $549,240,468)		$695,064,621
Receivable for investments sold		1,322,143
Receivable for fund shares sold		492,081
Dividends receivable		933,486
Distributions receivable from Fidelity Central Funds		13,430
Other receivables		25,090
Total assets		697,850,851
Liabilities
Payable for investments purchased	$3,174,464
Payable for fund shares redeemed	844,924
Accrued management fee	308,791
Other affiliated payables	124,571
Other payables and accrued expenses	20,009
Collateral on securities loaned	17,020,575
Total liabilities		21,493,334
Net Assets		$676,357,517
Net Assets consist of:
Paid in capital		$508,051,407
Undistributed net investment income		2,284,961
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		20,199,434
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		145,821,715
Net Assets, for 17,568,609 shares outstanding		$676,357,517
Net Asset Value, offering price and redemption price per share ($676,357,517 ÷ 17,568,609 shares)		$38.50

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2017 (Unaudited)
Investment Income
Dividends		$5,352,743
Interest		42,091
Income from Fidelity Central Funds (including $132,495 from security lending)		153,413
Total income		5,548,247
Expenses
Management fee	$2,055,804
Transfer agent fees	674,846
Accounting and security lending fees	134,259
Custodian fees and expenses	14,081
Independent trustees' fees and expenses	9,001
Registration fees	23,669
Audit	27,930
Legal	6,678
Interest	4,246
Miscellaneous	7,615
Total expenses before reductions	2,958,129
Expense reductions	(23,953)	2,934,176
Net investment income (loss)		2,614,071
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	22,068,643
Fidelity Central Funds	3,862
Foreign currency transactions	22,445
Total net realized gain (loss)		22,094,950
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	7,529,827
Fidelity Central Funds	(5,698)
Assets and liabilities in foreign currencies	3,736
Total change in net unrealized appreciation (depreciation)		7,527,865
Net gain (loss)		29,622,815
Net increase (decrease) in net assets resulting from operations		$32,236,886

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,614,071	$6,092,738
Net realized gain (loss)	22,094,950	106,936,943
Change in net unrealized appreciation (depreciation)	7,527,865	18,937,528
Net increase (decrease) in net assets resulting from operations	32,236,886	131,967,209
Distributions to shareholders from net investment income	–	(7,587,944)
Share transactions
Proceeds from sales of shares	37,119,256	189,032,213
Reinvestment of distributions	–	7,429,891
Cost of shares redeemed	(221,990,569)	(610,875,058)
Net increase (decrease) in net assets resulting from share transactions	(184,871,313)	(414,412,954)
Redemption fees	–	4,452
Total increase (decrease) in net assets	(152,634,427)	(290,029,237)
Net Assets
Beginning of period	828,991,944	1,119,021,181
End of period	$676,357,517	$828,991,944
Other Information
Undistributed net investment income end of period	$2,284,961	$–
Distributions in excess of net investment income end of period	$–	$(329,110)
Shares
Sold	967,327	5,346,026
Issued in reinvestment of distributions	–	208,347
Redeemed	(5,801,452)	(17,715,321)
Net increase (decrease)	(4,834,125)	(12,160,948)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Consumer Discretionary Portfolio

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$37.00	$32.38	$35.23	$33.30	$27.40	$25.97
Income from Investment Operations
Net investment income (loss)B	.13	.21	.24	.15	.04	.11
Net realized and unrealized gain (loss)	1.37	4.73	(1.79)	4.39	8.67	3.70
Total from investment operations	1.50	4.94	(1.55)	4.54	8.71	3.81
Distributions from net investment income	–	(.32)	(.18)	(.11)	(.03)	(.11)
Distributions from net realized gain	–	–	(1.13)	(2.51)	(2.77)	(2.27)
Total distributions	–	(.32)	(1.30)C	(2.61)D	(2.81)E	(2.38)
Redemption fees added to paid in capitalB	–	–F	–F	–F	–F	–F
Net asset value, end of period	$38.50	$37.00	$32.38	$35.23	$33.30	$27.40
Total ReturnG,H	4.05%	15.29%	(4.60)%	14.79%	32.17%	15.38%
Ratios to Average Net AssetsI,J
Expenses before reductions	.78%K	.76%	.77%	.79%	.82%	.86%
Expenses net of fee waivers, if any	.78%K	.76%	.77%	.79%	.82%	.86%
Expenses net of all reductions	.78%K	.76%	.76%	.79%	.81%	.84%
Net investment income (loss)	.69%K	.60%	.71%	.46%	.14%	.43%
Supplemental Data
Net assets, end of period (000 omitted)	$676,358	$828,992	$1,119,021	$1,078,988	$557,868	$397,925
Portfolio turnover rateL	96%K	39%M	69%	109%M	138%	170%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.30 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $1.126 per share.

 D Total distributions of $2.61 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $2.508 per share.

 E Total distributions of $2.81 per share is comprised of distributions from net investment income of $.034 and distributions from net realized gain of $2.772 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Leisure Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
McDonald's Corp.	20.2	11.5
Starbucks Corp.	15.2	19.4
Marriott International, Inc. Class A	7.1	6.0
Las Vegas Sands Corp.	5.8	6.7
Royal Caribbean Cruises Ltd.	5.1	1.7
Yum! Brands, Inc.	5.0	5.6
Wyndham Worldwide Corp.	4.0	3.4
MGM Mirage, Inc.	3.6	3.1
Hilton, Inc.	2.9	2.9
Vail Resorts, Inc.	2.5	3.3
	71.4

Top Industries (% of fund's net assets)

As of August 31, 2017
Hotels, Restaurants & Leisure	89.8%
Multiline Retail	2.3%
Diversified Consumer Services	2.1%
Internet Software & Services	1.6%
Internet & Direct Marketing Retail	1.1%
All Others*	3.1%

As of February 28, 2017
Hotels, Restaurants & Leisure	87.0%
Diversified Consumer Services	2.7%
Specialty Retail	1.5%
Internet Software & Services	1.3%
Internet & Direct Marketing Retail	0.9%
All Others*	6.6%

* Includes Short-Term investments and Net Other Assets (Liabilities).

Leisure Portfolio

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
Distributors - 0.1%
Distributors - 0.1%
Pool Corp.	5,200	$518,388
Diversified Consumer Services - 2.1%
Education Services - 0.1%
New Oriental Education & Technology Group, Inc. sponsored ADR	6,600	539,550
Specialized Consumer Services - 2.0%
Service Corp. International	152,200	5,378,748
ServiceMaster Global Holdings, Inc. (a)	112,134	5,283,754
		10,662,502

TOTAL DIVERSIFIED CONSUMER SERVICES		11,202,052

Food & Staples Retailing - 0.9%
Food Distributors - 0.9%
Performance Food Group Co. (a)	170,800	4,748,240
Hotels, Restaurants & Leisure - 89.8%
Casinos & Gaming - 11.0%
Boyd Gaming Corp.	73,200	1,935,408
Caesars Entertainment Corp. (a)(b)	137,800	1,598,480
Churchill Downs, Inc.	7,423	1,450,454
Eldorado Resorts, Inc. (a)	9,600	220,800
Las Vegas Sands Corp.	491,408	30,570,492
MGM Mirage, Inc.	567,900	18,717,984
Penn National Gaming, Inc. (a)	136,649	3,032,241
		57,525,859
Hotels, Resorts & Cruise Lines - 21.5%
Carnival Corp.	76,600	5,322,168
Hilton Grand Vacations, Inc.	15,012	544,185
Hilton, Inc.	231,697	14,905,068
Marriott International, Inc. Class A	360,493	37,339,865
Marriott Vacations Worldwide Corp.	57,997	6,748,531
Royal Caribbean Cruises Ltd.	212,490	26,446,505
Wyndham Worldwide Corp.	211,814	21,113,620
		112,419,942
Leisure Facilities - 3.2%
Cedar Fair LP (depositary unit)	52,043	3,610,743
Vail Resorts, Inc.	59,178	13,489,625
		17,100,368
Restaurants - 54.1%
ARAMARK Holdings Corp.	79,300	3,226,717
Chipotle Mexican Grill, Inc. (a)(b)	28,572	9,049,038
Darden Restaurants, Inc.	77,900	6,394,811
Dave & Buster's Entertainment, Inc. (a)	66,914	3,911,792
Del Taco Restaurants, Inc. (a)	190,949	2,688,562
Domino's Pizza, Inc.	23,400	4,264,884
Dunkin' Brands Group, Inc.	124,400	6,414,064
Habit Restaurants, Inc. Class A (a)(b)	12,200	158,600
Jack in the Box, Inc.	116,080	10,867,410
McDonald's Corp.	659,558	105,509,493
Papa John's International, Inc. (b)	78,743	5,889,189
Red Robin Gourmet Burgers, Inc. (a)	200	11,400
Restaurant Brands International, Inc.	36,300	2,215,935
Ruth's Hospitality Group, Inc.	59,823	1,169,540
Shake Shack, Inc. Class A (a)(b)	21,000	649,320
Starbucks Corp.	1,444,200	79,228,812
Texas Roadhouse, Inc. Class A	152,200	7,221,890
U.S. Foods Holding Corp. (a)	167,833	4,607,016
Wingstop, Inc. (b)	108,539	3,517,749
Yum! Brands, Inc.	336,836	25,875,742
		282,871,964

TOTAL HOTELS, RESTAURANTS & LEISURE		469,918,133

Household Durables - 0.1%
Household Appliances - 0.1%
Helen of Troy Ltd. (a)	4,500	406,350
Internet & Direct Marketing Retail - 1.1%
Internet & Direct Marketing Retail - 1.1%
Amazon.com, Inc. (a)	2,400	2,353,440
Liberty Interactive Corp. QVC Group Series A (a)	33,300	736,596
Netflix, Inc. (a)	1,800	314,478
Priceline Group, Inc. (a)	1,300	2,407,704
		5,812,218
Internet Software & Services - 1.6%
Internet Software & Services - 1.6%
2U, Inc. (a)	71,924	3,603,392
Alphabet, Inc. Class A (a)	2,400	2,292,576
Facebook, Inc. Class A (a)	14,200	2,441,974
		8,337,942
IT Services - 0.6%
Data Processing & Outsourced Services - 0.6%
Global Payments, Inc.	15,700	1,499,193
Visa, Inc. Class A	13,200	1,366,464
		2,865,657
Media - 0.3%
Cable & Satellite - 0.2%
Charter Communications, Inc. Class A (a)	2,588	1,031,422
Movies & Entertainment - 0.1%
Liberty Media Corp. Liberty Formula One Group Series C (a)	13,400	526,620

TOTAL MEDIA		1,558,042

Multiline Retail - 2.3%
General Merchandise Stores - 2.3%
Dollar Tree, Inc. (a)	147,400	11,738,936
Personal Products - 0.1%
Personal Products - 0.1%
Herbalife Ltd. (a)	10,400	717,704
Real Estate Management & Development - 0.0%
Real Estate Services - 0.0%
Redfin Corp.	1,000	22,290
Specialty Retail - 0.3%
Apparel Retail - 0.3%
Burlington Stores, Inc. (a)	20,300	1,768,739
Technology Hardware, Storage & Peripherals - 0.3%
Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.	10,100	1,656,400
Textiles, Apparel & Luxury Goods - 0.3%
Apparel, Accessories & Luxury Goods - 0.3%
LVMH Moet Hennessy - Louis Vuitton SA	5,005	1,314,662
TOTAL COMMON STOCKS
(Cost $324,332,229)		522,585,753

Money Market Funds - 3.1%
Fidelity Cash Central Fund, 1.11% (c)	171,571	171,605
Fidelity Securities Lending Cash Central Fund 1.11% (c)(d)	16,013,919	16,015,521
TOTAL MONEY MARKET FUNDS
(Cost $16,186,985)		16,187,126
TOTAL INVESTMENT IN SECURITIES - 103.0%
(Cost $340,519,214)		538,772,879
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(15,616,372)
NET ASSETS - 100%		$523,156,507

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$29,768
Fidelity Securities Lending Cash Central Fund	33,291
Total	$63,059

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$522,585,753	$521,271,091	$1,314,662	$--
Money Market Funds	16,187,126	16,187,126	--	--
Total Investments in Securities:	$538,772,879	$537,458,217	$1,314,662	$--

See accompanying notes which are an integral part of the financial statements.

Leisure Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $15,779,491) — See accompanying schedule: Unaffiliated issuers (cost $324,332,229)	$522,585,753
Fidelity Central Funds (cost $16,186,985)	16,187,126
Total Investment in Securities (cost $340,519,214)		$538,772,879
Receivable for investments sold		3,130,674
Receivable for fund shares sold		335,815
Dividends receivable		996,849
Distributions receivable from Fidelity Central Funds		10,154
Other receivables		3,441
Total assets		543,249,812
Liabilities
Payable for investments purchased	$3,080,590
Payable for fund shares redeemed	658,185
Accrued management fee	234,833
Other affiliated payables	93,882
Other payables and accrued expenses	16,965
Collateral on securities loaned	16,008,850
Total liabilities		20,093,305
Net Assets		$523,156,507
Net Assets consist of:
Paid in capital		$306,741,986
Undistributed net investment income		2,493,269
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		15,667,587
Net unrealized appreciation (depreciation) on investments		198,253,665
Net Assets, for 3,270,425 shares outstanding		$523,156,507
Net Asset Value, offering price and redemption price per share ($523,156,507 ÷ 3,270,425 shares)		$159.97

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2017 (Unaudited)
Investment Income
Dividends		$4,664,530
Income from Fidelity Central Funds (including $33,291 from security lending)		63,059
Total income		4,727,589
Expenses
Management fee	$1,321,384
Transfer agent fees	415,860
Accounting and security lending fees	94,456
Custodian fees and expenses	4,901
Independent trustees' fees and expenses	5,352
Registration fees	26,209
Audit	18,814
Legal	2,990
Interest	1,595
Miscellaneous	2,662
Total expenses before reductions	1,894,223
Expense reductions	(8,961)	1,885,262
Net investment income (loss)		2,842,327
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	21,398,027
Fidelity Central Funds	241
Foreign currency transactions	(1,213)
Total net realized gain (loss)		21,397,055
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	26,920,952
Fidelity Central Funds	(261)
Total change in net unrealized appreciation (depreciation)		26,920,691
Net gain (loss)		48,317,746
Net increase (decrease) in net assets resulting from operations		$51,160,073

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,842,327	$4,724,283
Net realized gain (loss)	21,397,055	4,111,071
Change in net unrealized appreciation (depreciation)	26,920,691	33,169,030
Net increase (decrease) in net assets resulting from operations	51,160,073	42,004,384
Distributions to shareholders from net investment income	(403,808)	(3,947,620)
Share transactions
Proceeds from sales of shares	174,138,703	56,175,802
Reinvestment of distributions	378,995	3,699,415
Cost of shares redeemed	(105,064,242)	(111,769,338)
Net increase (decrease) in net assets resulting from share transactions	69,453,456	(51,894,121)
Redemption fees	6,204	6,683
Total increase (decrease) in net assets	120,215,925	(13,830,674)
Net Assets
Beginning of period	402,940,582	416,771,256
End of period	$523,156,507	$402,940,582
Other Information
Undistributed net investment income end of period	$2,493,269	$54,750
Shares
Sold	1,096,681	417,493
Issued in reinvestment of distributions	2,597	26,364
Redeemed	(679,177)	(841,666)
Net increase (decrease)	420,101	(397,809)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Leisure Portfolio

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$141.37	$128.31	$140.13	$135.06	$108.30	$106.53
Income from Investment Operations
Net investment income (loss)B	.90	1.56	1.47	1.31	1.40C	1.40D
Net realized and unrealized gain (loss)	17.84	12.88	(6.24)	14.80	35.09	6.22
Total from investment operations	18.74	14.44	(4.77)	16.11	36.49	7.62
Distributions from net investment income	(.14)	(1.38)	(1.30)	(1.47)	(1.01)	(1.36)
Distributions from net realized gain	–	–	(5.75)	(9.57)	(8.72)	(4.50)
Total distributions	(.14)	(1.38)	(7.05)	(11.04)	(9.73)	(5.86)
Redemption fees added to paid in capitalB	–E	–E	–E	–E	–E	.01
Net asset value, end of period	$159.97	$141.37	$128.31	$140.13	$135.06	$108.30
Total ReturnF,G	13.27%	11.26%	(3.48)%	12.91%	34.71%	7.52%
Ratios to Average Net AssetsH,I
Expenses before reductions	.78%J	.80%	.79%	.80%	.82%	.85%
Expenses net of fee waivers, if any	.78%J	.79%	.79%	.80%	.82%	.85%
Expenses net of all reductions	.78%J	.79%	.78%	.80%	.81%	.83%
Net investment income (loss)	1.17%J	1.17%	1.08%	1.00%	1.13%C	1.33%D
Supplemental Data
Net assets, end of period (000 omitted)	$523,157	$402,941	$416,771	$445,296	$568,149	$347,701
Portfolio turnover rateK	50%J	23%	48%	32%L	65%	90%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.43 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .79%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.53 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .82%.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Multimedia Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Comcast Corp. Class A	21.9	18.1
The Walt Disney Co.	18.8	17.7
Charter Communications, Inc. Class A	8.8	8.2
Time Warner, Inc.	3.5	5.0
Facebook, Inc. Class A	3.5	3.1
Lions Gate Entertainment Corp. Class B	3.1	2.7
Twenty-First Century Fox, Inc. Class A	3.1	3.3
Sirius XM Holdings, Inc.	3.0	2.5
Liberty Global PLC Class C	2.8	4.7
Apple, Inc.	2.6	2.0
	71.1

Top Industries (% of fund's net assets)

As of August 31, 2017
Media	85.1%
Internet Software & Services	6.5%
Internet & Direct Marketing Retail	4.6%
Technology Hardware, Storage & Peripherals	2.6%
All Others*	1.2%

As of February 28, 2017
Media	87.6%
Internet Software & Services	5.6%
Technology Hardware, Storage & Peripherals	2.0%
Internet & Direct Marketing Retail	1.9%
All Others*	2.9%

*Includes Short-Term investments and Net Other Assets (Liabilities).

Multimedia Portfolio

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Internet & Direct Marketing Retail - 4.6%
Internet & Direct Marketing Retail - 4.6%
Netflix, Inc. (a)	85,500	$14,937,705
Priceline Group, Inc. (a)	8,000	14,816,640
		29,754,345
Internet Software & Services - 6.5%
Internet Software & Services - 6.5%
Alphabet, Inc.:
Class A (a)	10,200	9,743,448
Class C (a)	10,414	9,782,183
Facebook, Inc. Class A (a)	131,000	22,528,070
		42,053,701
Media - 85.1%
Advertising - 1.3%
Interpublic Group of Companies, Inc.	145,900	2,938,426
Omnicom Group, Inc.	79,000	5,718,020
		8,656,446
Broadcasting - 2.5%
CBS Corp. Class B	249,800	16,002,188
Cumulus Media, Inc. Class A (a)	26	10
Discovery Communications, Inc. Class A (a)	450	9,995
Entercom Communications Corp. Class A (b)	3,053	31,446
		16,043,639
Cable & Satellite - 42.3%
Charter Communications, Inc. Class A (a)	143,471	57,178,932
Comcast Corp. Class A	3,488,100	141,651,742
DISH Network Corp. Class A (a)	188,700	10,810,623
Liberty Broadband Corp.:
Class A (a)	156,923	15,916,700
Class C (a)	93,640	9,507,269
Liberty Global PLC:
Class A (a)	17,338	589,492
Class C (a)	542,147	17,907,115
Sirius XM Holdings, Inc. (b)	3,356,900	19,302,175
		272,864,048
Movies & Entertainment - 39.0%
Cinemark Holdings, Inc.	301,100	10,023,619
Liberty Media Corp.:
Liberty Media Class A (a)(b)	350,662	13,300,610
Liberty SiriusXM Series A (a)	63,500	2,838,450
Liberty SiriusXM Series C (a)	213,786	9,536,993
Lions Gate Entertainment Corp. Class B	720,934	20,236,617
Live Nation Entertainment, Inc. (a)	382,500	15,284,700
The Madison Square Garden Co. (a)	52,099	11,071,558
The Walt Disney Co.	1,197,004	121,136,805
Time Warner, Inc.	223,382	22,583,920
Twenty-First Century Fox, Inc.:
Class A	731,307	20,176,760
Class B	197,700	5,357,670
		251,547,702
Publishing - 0.0%
Gannett Co., Inc.	6,937	58,895

TOTAL MEDIA		549,170,730

Technology Hardware, Storage & Peripherals - 2.6%
Technology Hardware, Storage & Peripherals - 2.6%
Apple, Inc.	101,100	16,580,400
TOTAL COMMON STOCKS
(Cost $336,434,144)		637,559,176

Money Market Funds - 4.7%
Fidelity Cash Central Fund, 1.11% (c)	9,152,488	9,154,319
Fidelity Securities Lending Cash Central Fund 1.11% (c)(d)	21,151,302	21,153,417
TOTAL MONEY MARKET FUNDS
(Cost $30,307,023)		30,307,736
TOTAL INVESTMENT IN SECURITIES - 103.5%
(Cost $366,741,167)		667,866,912
NET OTHER ASSETS (LIABILITIES) - (3.5)%		(22,467,599)
NET ASSETS - 100%		$645,399,313

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$18,318
Fidelity Securities Lending Cash Central Fund	225,198
Total	$243,516

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Multimedia Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $20,302,854) — See accompanying schedule: Unaffiliated issuers (cost $336,434,144)	$637,559,176
Fidelity Central Funds (cost $30,307,023)	30,307,736
Total Investment in Securities (cost $366,741,167)		$667,866,912
Receivable for fund shares sold		211,198
Dividends receivable		114,920
Distributions receivable from Fidelity Central Funds		46,171
Other receivables		19,460
Total assets		668,258,661
Liabilities
Payable for fund shares redeemed	$1,273,644
Accrued management fee	294,124
Other affiliated payables	125,118
Other payables and accrued expenses	15,712
Collateral on securities loaned	21,150,750
Total liabilities		22,859,348
Net Assets		$645,399,313
Net Assets consist of:
Paid in capital		$327,343,292
Undistributed net investment income		751,301
Accumulated undistributed net realized gain (loss) on investments		16,178,975
Net unrealized appreciation (depreciation) on investments		301,125,745
Net Assets, for 7,761,555 shares outstanding		$645,399,313
Net Asset Value, offering price and redemption price per share ($645,399,313 ÷ 7,761,555 shares)		$83.15

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2017 (Unaudited)
Investment Income
Dividends		$3,254,767
Income from Fidelity Central Funds (including $225,198 from security lending)		243,516
Total income		3,498,283
Expenses
Management fee	$1,794,482
Transfer agent fees	655,945
Accounting and security lending fees	121,500
Custodian fees and expenses	3,747
Independent trustees' fees and expenses	7,610
Registration fees	25,277
Audit	19,193
Legal	5,013
Interest	873
Miscellaneous	4,376
Total expenses before reductions	2,638,016
Expense reductions	(58,936)	2,579,080
Net investment income (loss)		919,203
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	20,346,374
Fidelity Central Funds	(1,253)
Total net realized gain (loss)		20,345,121
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	5,708,190
Fidelity Central Funds	(1,273)
Total change in net unrealized appreciation (depreciation)		5,706,917
Net gain (loss)		26,052,038
Net increase (decrease) in net assets resulting from operations		$26,971,241

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$919,203	$1,721,308
Net realized gain (loss)	20,345,121	33,248,436
Change in net unrealized appreciation (depreciation)	5,706,917	102,417,983
Net increase (decrease) in net assets resulting from operations	26,971,241	137,387,727
Distributions to shareholders from net investment income	–	(2,410,179)
Distributions to shareholders from net realized gain	(8,605,595)	(39,255,107)
Total distributions	(8,605,595)	(41,665,286)
Share transactions
Proceeds from sales of shares	41,216,508	142,629,475
Reinvestment of distributions	8,307,911	40,020,773
Cost of shares redeemed	(102,886,670)	(174,102,382)
Net increase (decrease) in net assets resulting from share transactions	(53,362,251)	8,547,866
Redemption fees	4,168	3,008
Total increase (decrease) in net assets	(34,992,437)	104,273,315
Net Assets
Beginning of period	680,391,750	576,118,435
End of period	$645,399,313	$680,391,750
Other Information
Undistributed net investment income end of period	$751,301	$–
Distributions in excess of net investment income end of period	$–	$(167,902)
Shares
Sold	504,536	1,849,202
Issued in reinvestment of distributions	102,302	546,111
Redeemed	(1,270,731)	(2,369,431)
Net increase (decrease)	(663,893)	25,882

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Multimedia Portfolio

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$80.75	$68.59	$82.48	$81.74	$61.55	$48.48
Income from Investment Operations
Net investment income (loss)B	.11	.22	.27	.22	.20	.53C
Net realized and unrealized gain (loss)	3.33	17.53	(8.82)	7.62	22.46	12.96
Total from investment operations	3.44	17.75	(8.55)	7.84	22.66	13.49
Distributions from net investment income	–	(.33)	(.23)	(.20)	(.19)	(.43)
Distributions from net realized gain	(1.04)	(5.26)	(5.12)	(6.89)	(2.30)	–
Total distributions	(1.04)	(5.59)	(5.34)D	(7.10)E	(2.48)F	(.43)
Redemption fees added to paid in capitalB	–G	–G	–G	–G	.01	.01
Net asset value, end of period	$83.15	$80.75	$68.59	$82.48	$81.74	$61.55
Total ReturnH,I	4.29%	26.85%	(10.88)%	10.16%	37.01%	27.91%
Ratios to Average Net AssetsJ,K
Expenses before reductions	.80%L	.82%	.81%	.81%	.81%	.88%
Expenses net of fee waivers, if any	.80%L	.82%	.81%	.81%	.81%	.88%
Expenses net of all reductions	.78%L	.82%	.80%	.81%	.80%	.88%
Net investment income (loss)	.28%L	.30%	.34%	.27%	.27%	.97%C
Supplemental Data
Net assets, end of period (000 omitted)	$645,399	$680,392	$576,118	$802,988	$1,008,988	$657,366
Portfolio turnover rateM	40%L	33%	42%	55%	111%	30%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .76%.

 D Total distributions of $5.34 per share is comprised of distributions from net investment income of $.227 and distributions from net realized gain of $5.115 per share.

 E Total distributions of $7.10 per share is comprised of distributions from net investment income of $.204 and distributions from net realized gain of $6.892 per share.

 F Total distributions of $2.48 per share is comprised of distributions from net investment income of $.187 and distributions from net realized gain of $2.295 per share.

 G Amount represents less than $.005 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Retailing Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Amazon.com, Inc.	22.5	24.4
Home Depot, Inc.	20.7	19.2
Priceline Group, Inc.	7.1	5.9
Netflix, Inc.	4.9	4.9
TJX Companies, Inc.	4.8	4.9
AutoZone, Inc.	3.4	4.5
Dollar General Corp.	3.3	3.2
Ross Stores, Inc.	3.0	3.2
O'Reilly Automotive, Inc.	2.9	4.3
Tiffany & Co., Inc.	1.8	1.8
	74.4

Top Industries (% of fund's net assets)

As of August 31, 2017
Specialty Retail	44.5%
Internet & Direct Marketing Retail	37.9%
Multiline Retail	6.2%
Textiles, Apparel & Luxury Goods	2.5%
Hotels, Restaurants & Leisure	1.7%
All Others*	7.2%

As of February 28, 2017
Specialty Retail	46.7%
Internet & Direct Marketing Retail	36.7%
Multiline Retail	6.3%
Textiles, Apparel & Luxury Goods	2.2%
Food & Staples Retailing	0.9%
All Others*	7.2%

* Includes Short-Term investments and Net Other Assets (Liabilities).

Retailing Portfolio

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
Distributors - 1.1%
Distributors - 1.1%
LKQ Corp. (a)	578,900	$20,058,885
Food & Staples Retailing - 1.0%
Hypermarkets & Super Centers - 1.0%
Costco Wholesale Corp.	114,043	17,875,100
Health Care Providers & Services - 0.3%
Health Care Facilities - 0.3%
Ryman Healthcare Group Ltd.	941,196	6,136,071
Hotels, Restaurants & Leisure - 1.7%
Leisure Facilities - 0.4%
Cedar Fair LP (depositary unit)	93,700	6,500,906
Restaurants - 1.3%
Dave & Buster's Entertainment, Inc. (a)	213,000	12,451,980
U.S. Foods Holding Corp. (a)	377,900	10,373,355
		22,825,335

TOTAL HOTELS, RESTAURANTS & LEISURE		29,326,241

Household Durables - 0.7%
Household Appliances - 0.7%
Techtronic Industries Co. Ltd.	2,257,000	11,680,478
Internet & Direct Marketing Retail - 37.9%
Internet & Direct Marketing Retail - 37.9%
Amazon.com, Inc. (a)	400,430	392,661,658
Expedia, Inc.	212,700	31,556,172
Liberty Interactive Corp. QVC Group Series A (a)	1,270,700	28,107,884
Netflix, Inc. (a)	488,700	85,380,777
Priceline Group, Inc. (a)	66,320	122,829,946
		660,536,437
Leisure Products - 0.3%
Leisure Products - 0.3%
Mattel, Inc.	377,600	6,124,672
Multiline Retail - 6.2%
Department Stores - 1.0%
Macy's, Inc.	816,500	16,958,705
General Merchandise Stores - 5.2%
B&M European Value Retail S.A.	2,233,396	10,754,928
Dollar General Corp.	791,600	57,438,496
Dollar Tree, Inc. (a)	279,000	22,219,560
		90,412,984

TOTAL MULTILINE RETAIL		107,371,689

Personal Products - 0.5%
Personal Products - 0.5%
Coty, Inc. Class A	527,600	8,747,608
Specialty Retail - 44.5%
Apparel Retail - 10.2%
Inditex SA	498,570	18,964,768
L Brands, Inc.	650,683	23,567,738
Ross Stores, Inc.	885,900	51,780,855
TJX Companies, Inc.	1,158,300	83,745,090
		178,058,451
Automotive Retail - 6.3%
AutoZone, Inc. (a)	113,263	59,852,700
O'Reilly Automotive, Inc. (a)	256,586	50,324,212
		110,176,912
Home Improvement Retail - 21.9%
Home Depot, Inc.	2,408,900	361,021,843
Lowe's Companies, Inc.	282,000	20,836,980
		381,858,823
Specialty Stores - 6.1%
Sally Beauty Holdings, Inc. (a)	376,100	6,991,699
Signet Jewelers Ltd. (b)	278,100	17,539,767
Tiffany & Co., Inc.	347,400	31,752,360
Tractor Supply Co.	338,600	20,150,086
Ulta Beauty, Inc.	136,200	30,101,562
		106,535,474

TOTAL SPECIALTY RETAIL		776,629,660

Technology Hardware, Storage & Peripherals - 0.4%
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.	42,800	7,019,200
Textiles, Apparel & Luxury Goods - 2.5%
Apparel, Accessories & Luxury Goods - 1.8%
G-III Apparel Group Ltd. (a)	132,726	3,649,965
lululemon athletica, Inc. (a)	90,157	5,188,535
Luxottica Group SpA	149,700	8,616,471
Prada SpA	3,874,600	14,085,854
		31,540,825
Footwear - 0.7%
NIKE, Inc. Class B	217,840	11,504,130

TOTAL TEXTILES, APPAREL & LUXURY GOODS		43,044,955

TOTAL COMMON STOCKS
(Cost $1,061,495,006)		1,694,550,996

Money Market Funds - 0.8%
Fidelity Securities Lending Cash Central Fund 1.11% (c)(d)
(Cost $14,132,565)	14,131,430	14,132,843
TOTAL INVESTMENT IN SECURITIES - 97.9%
(Cost $1,075,627,571)		1,708,683,839
NET OTHER ASSETS (LIABILITIES) - 2.1%		35,814,292
NET ASSETS - 100%		$1,744,498,131

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment made with cash collateral received from securities on loan.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$145,445
Fidelity Securities Lending Cash Central Fund	156,936
Total	$302,381

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,694,550,996	$1,675,586,228	$18,964,768	$--
Money Market Funds	14,132,843	14,132,843	--	--
Total Investments in Securities:	$1,708,683,839	$1,689,719,071	$18,964,768	$--

See accompanying notes which are an integral part of the financial statements.

Retailing Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $13,875,400) — See accompanying schedule: Unaffiliated issuers (cost $1,061,495,006)	$1,694,550,996
Fidelity Central Funds (cost $14,132,565)	14,132,843
Total Investment in Securities (cost $1,075,627,571)		$1,708,683,839
Cash		49
Receivable for investments sold		51,803,269
Receivable for fund shares sold		1,132,676
Dividends receivable		3,012,609
Distributions receivable from Fidelity Central Funds		10,657
Other receivables		2,950
Total assets		1,764,646,049
Liabilities
Payable for fund shares redeemed	$4,291,578
Accrued management fee	806,209
Notes payable	563,000
Other affiliated payables	339,397
Other payables and accrued expenses	12,734
Collateral on securities loaned	14,135,000
Total liabilities		20,147,918
Net Assets		$1,744,498,131
Net Assets consist of:
Paid in capital		$1,044,980,815
Undistributed net investment income		4,463,870
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		61,999,301
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		633,054,145
Net Assets, for 14,829,160 shares outstanding		$1,744,498,131
Net Asset Value, offering price and redemption price per share ($1,744,498,131 ÷ 14,829,160 shares)		$117.64

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2017 (Unaudited)
Investment Income
Dividends		$12,814,733
Income from Fidelity Central Funds (including $156,936 from security lending)		302,381
Total income		13,117,114
Expenses
Management fee	$5,156,763
Transfer agent fees	1,808,149
Accounting and security lending fees	290,284
Custodian fees and expenses	12,943
Independent trustees' fees and expenses	21,988
Registration fees	46,264
Audit	18,735
Legal	14,349
Interest	2,430
Miscellaneous	14,722
Total expenses before reductions	7,386,627
Expense reductions	(12,932)	7,373,695
Net investment income (loss)		5,743,419
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	81,933,615
Fidelity Central Funds	(4,269)
Foreign currency transactions	1,295
Total net realized gain (loss)		81,930,641
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(53,171,812)
Fidelity Central Funds	(520)
Assets and liabilities in foreign currencies	4,239
Total change in net unrealized appreciation (depreciation)		(53,168,093)
Net gain (loss)		28,762,548
Net increase (decrease) in net assets resulting from operations		$34,505,967

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,743,419	$1,397,815
Net realized gain (loss)	81,930,641	18,197,857
Change in net unrealized appreciation (depreciation)	(53,168,093)	289,174,021
Net increase (decrease) in net assets resulting from operations	34,505,967	308,769,693
Distributions to shareholders from net investment income	–	(2,743,328)
Share transactions
Proceeds from sales of shares	166,627,731	851,900,058
Reinvestment of distributions	–	2,631,909
Cost of shares redeemed	(381,038,241)	(1,086,215,468)
Net increase (decrease) in net assets resulting from share transactions	(214,410,510)	(231,683,501)
Redemption fees	–	64,279
Total increase (decrease) in net assets	(179,904,543)	74,407,143
Net Assets
Beginning of period	1,924,402,674	1,849,995,531
End of period	$1,744,498,131	$1,924,402,674
Other Information
Undistributed net investment income end of period	$4,463,870	$–
Distributions in excess of net investment income end of period	$–	$(1,279,549)
Shares
Sold	1,397,936	7,963,159
Issued in reinvestment of distributions	–	23,719
Redeemed	(3,212,106)	(10,069,012)
Net increase (decrease)	(1,814,170)	(2,082,134)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Retailing Portfolio

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$115.63	$98.80	$95.26	$88.40	$66.59	$57.54
Income from Investment Operations
Net investment income (loss)B	.36	.08	.13C	.31D	.15E	.52F
Net realized and unrealized gain (loss)	1.65	16.90	4.69	13.72	23.64	10.27
Total from investment operations	2.01	16.98	4.82	14.03	23.79	10.79
Distributions from net investment income	–	(.15)	(.18)	(.17)	(.12)	(.38)
Distributions from net realized gain	–	–	(1.10)	(7.01)	(1.86)	(1.36)
Total distributions	–	(.15)	(1.29)G	(7.17)H	(1.99)I	(1.75)J
Redemption fees added to paid in capitalB	–	–K	.01	–K	.01	.01
Net asset value, end of period	$117.64	$115.63	$98.80	$95.26	$88.40	$66.59
Total ReturnL,M	1.74%	17.20%	5.11%	17.29%	35.82%	18.98%
Ratios to Average Net AssetsN,O
Expenses before reductions	.78%P	.78%	.81%	.81%	.83%	.86%
Expenses net of fee waivers, if any	.78%P	.78%	.80%	.81%	.83%	.86%
Expenses net of all reductions	.78%P	.78%	.80%	.81%	.82%	.84%
Net investment income (loss)	.61%P	.07%	.14%C	.36%D	.18%E	.83%F
Supplemental Data
Net assets, end of period (000 omitted)	$1,744,498	$1,924,403	$1,849,996	$915,177	$1,063,920	$643,082
Portfolio turnover rateQ	18%P	17%	11%	31%	72%	119%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .02%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .22%.

 E Net Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .08%.

 F Net Investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .53%.

 G Total distributions of $1.29 per share is comprised of distributions from net investment income of $.182 and distributions from net realized gain of $1.103 per share.

 H Total distributions of $7.17per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $7.006 per share.

 I Total distributions of $1.99 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $1.861 per share.

 J Total distributions of $1.75 per share is comprised of distributions from net investment income of $.383 and distributions from net realized gain of $1.364 per share.

 K Amount represents less than $.005 per share.

 L Total returns for periods of less than one year are not annualized.

 M Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 N Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 O Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 P Annualized

 Q Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2017

1. Organization.

Automotive Portfolio, Construction and Housing Portfolio, Consumer Discretionary Portfolio, Leisure Portfolio, Multimedia Portfolio, and Retailing Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds.

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2017 is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to in-kind transactions, foreign currency transactions, certain foreign taxes, partnerships, deferred trustees compensation, capital loss carryforwards, security level mergers and exchanges and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Automotive Portfolio	$44,481,766	$12,324,383	$(1,997,820)	$10,326,563
Construction and Housing Portfolio	236,723,635	99,818,193	(5,488,948)	94,329,245
Consumer Discretionary Portfolio	550,333,063	155,386,358	(10,654,800)	144,731,558
Leisure Portfolio	344,680,537	199,486,071	(5,393,729)	194,092,342
Multimedia Portfolio	371,073,658	301,561,000	(4,767,746)	296,793,254
Retailing Portfolio	1,076,291,774	705,614,923	(73,222,858)	632,392,065

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryforward
Consumer Discretionary Portfolio	$(1,700,132)	$–	$(1,700,132)	$(1,700,132)
Leisure Portfolio	(1,470,861)	–	(1,470,861)	(1,470,861)
Retailing Portfolio	(19,255,988)	–	(19,255,988)	(19,255,988)

Certain of the Funds elected to defer to the next fiscal year ordinary losses recognized during the period January 1, 2017 to February 28, 2017. Loss deferrals were as follows:

Ordinary losses
Automotive Portfolio	$(82,061)
Construction and Housing Portfolio	(84,156)
Consumer Discretionary Portfolio	(329,108)
Multimedia Portfolio	(167,899)
Retailing Portfolio	(1,279,212)

Trading (Redemption) Fees. Shares held by investors in the Automotive Portfolio, Construction and Housing Portfolio, Leisure Portfolio and Multimedia Portfolio for less than 30 days may be subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Automotive Portfolio	30,313,477	39,042,910
Construction and Housing Portfolio	94,567,011	187,404,423
Consumer Discretionary Portfolio	359,885,551	538,060,505
Leisure Portfolio	199,107,390	120,926,775
Multimedia Portfolio	131,626,412	181,160,270
Retailing Portfolio	166,447,442	336,264,870

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Automotive Portfolio	.30%	.25%	.54%
Construction and Housing Portfolio	.30%	.25%	.55%
Consumer Discretionary Portfolio	.30%	.25%	.54%
Leisure Portfolio	.30%	.25%	.54%
Multimedia Portfolio	.30%	.25%	.54%
Retailing Portfolio	.30%	.25%	.55%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Automotive Portfolio	.24%
Construction and Housing Portfolio	.19%
Consumer Discretionary Portfolio	.18%
Leisure Portfolio	.17%
Multimedia Portfolio	.20%
Retailing Portfolio	.19%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Automotive Portfolio	$711
Construction and Housing Portfolio	4,057
Consumer Discretionary Portfolio	9,794
Leisure Portfolio	3,742
Multimedia Portfolio	4,862
Retailing Portfolio	2,768

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Construction and Housing Portfolio	Borrower	$5,651,500	1.34%	$420
Consumer Discretionary Portfolio	Borrower	27,816,600	1.10%	$4,246
Leisure Portfolio	Borrower	8,599,800	1.34%	$1,595
Multimedia Portfolio	Borrower	5,795,000	1.09%	$873
Retailing Portfolio	Borrower	2,708,800	1.35%	$1,013

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 7,597,094 shares of Consumer Discretionary Portfolio held by an affiliated entity were redeemed in-kind for investments and cash with a value of $255,946,088. The Fund had a net realized gain of $63,305,455 on investments delivered through in-kind redemptions. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. Consumer Discretionary Portfolio recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Automotive Portfolio	$87
Construction and Housing Portfolio	668
Consumer Discretionary Portfolio	1,327
Leisure Portfolio	718
Multimedia Portfolio	1,075
Retailing Portfolio	3,160

During the period, the Funds did not borrow on this line of credit.

7. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

8. Bank Borrowings.

Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. At period end, there were no bank borrowings outstanding. Each applicable Fund's activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Retailing Portfolio	$2,794,273	1.66%	$1,417

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of Certain Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain invested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Construction and Housing Portfolio	$10,967	$34
Consumer Discretionary Portfolio	19,896	–
Leisure Portfolio	6,940	–
Multimedia Portfolio	56,106	36
Retailing Portfolio	2,976	–

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses as follows:

Amount
Automotive Portfolio	$270
Construction and Housing Portfolio	1,996
Consumer Discretionary Portfolio	4,057
Leisure Portfolio	2,021
Multimedia Portfolio	2,794
Retailing Portfolio	9,956

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares of the following Fund.

	VIP FundsManager 50% Portfolio	VIP FundsManager 60% Portfolio
Consumer Discretionary Portfolio	21%	26%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Fund.

% of shares held
Consumer Discretionary Portfolio	57%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2017 to August 31, 2017).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During Period-B March 1, 2017 to August 31, 2017
Automotive Portfolio	.99%
Actual		$1,000.00	$1,051.00	$5.12
Hypothetical-C		$1,000.00	$1,020.21	$5.04
Construction and Housing Portfolio	.80%
Actual		$1,000.00	$1,038.00	$4.11
Hypothetical-C		$1,000.00	$1,021.17	$4.08
Consumer Discretionary Portfolio	.78%
Actual		$1,000.00	$1,040.50	$4.01
Hypothetical-C		$1,000.00	$1,021.27	$3.97
Leisure Portfolio	.78%
Actual		$1,000.00	$1,132.70	$4.19
Hypothetical-C		$1,000.00	$1,021.27	$3.97
Multimedia Portfolio	.80%
Actual		$1,000.00	$1,042.90	$4.12
Hypothetical-C		$1,000.00	$1,021.17	$4.08
Retailing Portfolio	.78%
Actual		$1,000.00	$1,017.40	$3.97
Hypothetical-C		$1,000.00	$1,021.27	$3.97

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

SELCON-SANN-1017
1.813637.112

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Select Portfolios’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Select Portfolios’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Select Portfolios

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	October 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	October 25, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 25, 2017